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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                  FORM N-CSR/A

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                  811 - 7892
      --------------------------------------------------------------------------


                           Short-Term Investments Co.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                11 Greenway Plaza Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


        Robert H. Graham 11 Greenway Plaza Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (713) 626 - 1919
                                                   -----------------------------

Date of fiscal year end: 8/31
                        ----------------------

Date of reporting period: 8/31/03
                         ---------------------




----------------

Explanatory Note

The Registrant is filing this Amendment to its Certified Shareholder Report on Form N-CSR originally filed with the Securities and Exchange Commission on November 7, 2003 to provide the proper form of Certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended that were required at the original time of filing. This Form N-CSR/A also updates Item 9 "Controls and Procedures" and Item 10 "Exhibits" as required. Other than the aforementioned revisions this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR, or modify or update the disclosures therein in any way.

                         ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                             LIQUID ASSETS PORTFOLIO

                              CASH MANAGEMENT CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                 --Servicemark--

                           Your goals. Our solutions.
                                 --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


LAP-AR-3

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Co.'s Liquid
ROBERT H.           Assets Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November
                    2002, it reduced the rate from 1.75% to 1.25%. In late June
                    2003, it reduced that rate to 1.00%, its lowest level since
                    1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Cash Management Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 38- to 60-day range; at the close of the reporting period, the WAM stood at 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Cash Management Class stood at $4.5 billion. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

================================================================================

YIELDS AS OF 8/31/03*

                                            MONTHLY YIELD       SEVEN-DAY
                                                                SEC YIELD

Liquid Assets Portfolio                        0.91%               0.91%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--     0.71%               0.72%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--     0.67%               0.67%
Total Institutions Only

================================================================================

                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

*The seven-day SEC Yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 276 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The Total Institutions Only category consists of 589 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.08%(a)

FINANCIAL-25.08%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.55%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/22/03; Cost $41,406,228)
  1.20%                                        09/10/03   $ 41,560   $    41,547,532
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $223,474,677)
  0.97%                                        10/01/03    224,139       223,957,821
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $59,925,562)
  0.97%                                        11/12/03     60,172        60,055,266
------------------------------------------------------------------------------------
  (Acquired 06/25/03; Cost $149,465,375)
  0.91%                                        11/13/03    150,000       149,723,208
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $101,389,167)
  0.98%                                        11/14/03    101,816       101,610,899
------------------------------------------------------------------------------------
Fleet Funding Corp. (General Electric Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $99,659,528)
  1.03%                                        10/09/03    100,000        99,891,278
------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $36,942,280)
  1.04%                                        09/03/03     37,000        36,997,862
====================================================================================
                                                                         713,783,866
====================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.35%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $60,005,368)
  1.03%                                        09/09/03     60,112        60,098,241
------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 08/06/03; Cost $38,743,745)
  1.06%                                        09/12/03     38,786        38,773,438
====================================================================================
                                                                          98,871,679
====================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.12%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 06/02/03; Cost $74,615,000)
  1.20%                                        11/03/03     75,000        74,842,500
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $19,944,800)
  1.08%                                        11/20/03     20,000        19,952,000
------------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $49,859,208)
  1.09%                                        09/12/03     50,000        49,983,347
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Forrestal Funding Master Trust (Bank of
  America-ABS Program Sponsor)(b)
  (Acquired 08/22/03; Cost $225,292,170)
  1.06%                                        09/22/03   $225,498   $   225,358,567
------------------------------------------------------------------------------------
Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/20/03; Cost $25,002,801)
  1.08%                                        11/20/03     25,072        25,011,827
------------------------------------------------------------------------------------
Three Rivers Funding Corp. (Mellon Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,084
------------------------------------------------------------------------------------
Triple A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,083
------------------------------------------------------------------------------------
Tulip Funding Corp. (ABN AMRO Bank N.V.-ABS
  Program Sponsor)(b)
  (Acquired 08/06/03; Cost $99,917,556)
  1.06%                                        09/03/03    100,000        99,994,111
====================================================================================
                                                                         595,080,519
====================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.09%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 07/03/03; Cost $54,094,845)
  1.04%                                        10/10/03     54,250        54,188,878
------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/06/03; Cost $99,873,389)
  1.06%                                        09/18/03    100,000        99,949,944
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $72,103,070)
  1.07%                                        10/07/03     72,359        72,281,576
------------------------------------------------------------------------------------
  (Acquired 06/10/03; Cost $199,286,667)
  1.07%                                        10/08/03    200,000       199,780,056
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $44,845,500)
  1.03%                                        10/09/03     45,000        44,951,075
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $256,155,426)
  1.03%                                        10/10/03    257,000       256,712,418
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $87,482,218)
  1.19%                                        11/10/03     88,000        87,796,378
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $173,958,750)
  1.19%                                        11/12/03    175,000       174,583,500
------------------------------------------------------------------------------------
  (Acquired 07/03/03; Cost $27,315,857)
  1.03%                                        12/17/03     27,447        27,362,974
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,899,889)
  1.06%                                        09/25/03    100,000        99,929,334
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $80,227,236)
  1.06%                                        09/26/03     80,310        80,250,883
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/21/03; Cost $99,900,361)
  1.06%                                        09/24/03   $100,000   $    99,932,597
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $134,864,850)
  1.06%                                        09/30/03    135,000       134,884,725
------------------------------------------------------------------------------------
  (Acquired 07/08/03; Cost $40,995,649)
  1.04%                                        10/06/03     41,102        41,060,641
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $72,082,084)
  1.04%                                        11/10/03     72,400        72,253,591
------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-NY Branch-ABS Program Sponsor)
  1.06%                                        09/22/03    100,630       100,567,777
------------------------------------------------------------------------------------
  Floating Rate, 1.07%(d)                      01/20/04     60,000        60,000,000
====================================================================================
                                                                       1,706,486,347
====================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-7.06%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $99,767,444)
  0.91%                                        09/26/03    100,000        99,936,806
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $99,728,194)
  1.03%                                        10/14/03    100,000        99,876,972
------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $149,863,083)
  1.06%                                        09/26/03    150,000       149,889,583
------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $99,721,000)
  1.08%                                        11/21/03    100,000        99,757,000
------------------------------------------------------------------------------------
FCAR Owner Trust II-Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 06/03/03; Cost $99,691,611)
  1.22%                                        09/02/03    100,000        99,996,611
------------------------------------------------------------------------------------
  (Acquired 06/03/03; Cost $99,688,222)
  1.22%                                        09/03/03    100,000        99,993,222
------------------------------------------------------------------------------------
  (Acquired 06/12/03; Cost $141,189,245)
  1.04%                                        09/17/03    141,586       141,520,556
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $96,725,248)
  1.03%                                        10/17/03     97,000        96,872,337
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $99,733,000)
  1.08%                                        11/17/03    100,000        99,769,000
------------------------------------------------------------------------------------
  (Acquired 08/07/03, Cost $54,805,300)
  1.08%                                        12/03/03     55,000        54,846,550
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $199,545,000)
  0.91%                                        09/23/03   $200,000   $   199,888,778
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $74,922,708)
  1.06%                                        09/25/03     75,000        74,947,000
------------------------------------------------------------------------------------
  (Acquired 04/16/03; Cost $39,755,000)
  1.26%                                        10/08/03     40,000        39,948,200
------------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $124,606,250)
  1.08%                                        11/18/03    125,000       124,707,500
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $199,279,333)
  1.10%                                        12/02/03    200,000       199,442,889
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $99,630,278)
  1.10%                                        12/03/03    100,000        99,715,833
------------------------------------------------------------------------------------
  (Acquired 08/07/03; Cost $124,550,000)
  1.08%                                        12/05/03    125,000       124,643,750
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $74,743,500)
  1.08%                                        12/12/03     75,000        74,770,500
====================================================================================
                                                                       1,980,523,087
====================================================================================

DIVERSIFIED BANKS-0.52%

Societe Generale North America (France)
  1.10%                                        12/11/03    144,570       144,125,869
====================================================================================

INVESTMENT BANKING & BROKERAGE-2.80%

Bear, Stearns & Co. Inc.
  1.04%                                        09/19/03    200,000       199,896,000
------------------------------------------------------------------------------------
  1.01%                                        10/10/03    185,000       184,797,579
------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(e)
  1.23%                                        09/30/03     50,000        50,000,000
------------------------------------------------------------------------------------
  1.23%                                        10/14/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        11/20/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        12/04/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.20%                                        01/23/04     50,000        50,000,000
====================================================================================
                                                                         784,693,579
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.14%

GE Capital International Funding Inc.-Series
  A(b)
  (Acquired 04/23/03; Cost $129,181,000)
  1.26%                                        10/20/03    130,000       129,777,050
------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.03%                                        10/08/03     41,000        40,956,597
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley, Floating Rate(e)
  1.14%                                        12/01/03   $150,000   $   150,000,000
====================================================================================
                                                                         320,733,647
====================================================================================

REGIONAL BANKS-2.45%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.23%                                        11/03/03    100,000        99,784,750
------------------------------------------------------------------------------------
Danske Corp. (Denmark)
  1.08%                                        12/23/03     25,187        25,101,616
------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)
  1.03%                                        09/15/03    200,000       199,919,889
------------------------------------------------------------------------------------
  1.03%                                        09/16/03    100,000        99,957,083
------------------------------------------------------------------------------------
  0.91%                                        09/23/03    100,000        99,944,389
------------------------------------------------------------------------------------
  1.07%                                        11/05/03    163,000       162,685,094
====================================================================================
                                                                         687,392,821
====================================================================================
    Total Financial                                                    7,031,691,414
====================================================================================
    Total Commercial Paper (Cost
      $7,031,691,414)                                                  7,031,691,414
====================================================================================
TIME DEPOSITS-15.75%

Danske Bank A/S-Cayman (Denmark)
  1.02%                                        09/02/03    370,000       370,000,000
------------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  1.00%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Fifth Third Bank-Cayman
  1.01%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
ING Belgium S.A./N.V.-Brussels (Belgium)
  1.13%                                        09/02/03    800,000       800,000,000
------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank-Milwaukee
  1.00%                                        09/02/03    261,489       261,488,678
------------------------------------------------------------------------------------
Rabobank Nederland-London (Netherlands)
  1.14%                                        09/02/03    585,000       585,000,000
------------------------------------------------------------------------------------
Royal Bank of Canada-Cayman (Canada)
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.02%                                        09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
Suntrust Bank Atlanta-Cayman
  0.97%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
WestLB A.G.-Cayman (Germany)
  1.13%                                        09/02/03    150,000       150,000,000
====================================================================================
    Total Time Deposits (Cost $4,416,488,678)                          4,416,488,678
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-13.03%

Barclays Bank PLC (United Kingdom)
  1.03%                                        10/14/03   $200,000   $   200,000,000
------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04     75,000        75,027,868
------------------------------------------------------------------------------------
Citibank N.A.
  1.07%                                        11/03/03    100,000        99,999,854
------------------------------------------------------------------------------------
  1.08%                                        11/05/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.08%                                        11/06/03    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.03%                                        09/11/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/03/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.04%                                        10/09/03    100,000       100,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.36%                                        01/28/04    150,000       149,998,469
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.03%                                        10/22/03    200,000       200,000,000
------------------------------------------------------------------------------------
Dexia Bank S.A.-New York Branch (Belgium)(e)
  1.03%                                        06/09/04    200,000       199,968,934
------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.08%                                        09/12/03    230,000       230,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/17/03    200,000       200,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000        75,000,000
------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York Branch (United
  Kingdom)
  1.21%                                        12/11/03    100,000       100,000,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.04%                                        07/23/04    300,000       300,000,000
------------------------------------------------------------------------------------
  1.26%                                        08/24/04    229,000       229,000,000
------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.21%                                        10/31/03    150,000       150,060,651
------------------------------------------------------------------------------------
  1.19%                                        08/04/04     75,000        74,993,044
------------------------------------------------------------------------------------
Societe Generale (France)
  1.25%                                        10/16/03    100,000        99,997,510
------------------------------------------------------------------------------------
  1.16%                                        08/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.61%                                        10/08/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        03/17/04     70,000        69,996,198
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.06%                                        09/22/03    100,000       100,000,000
====================================================================================
    Total Certificates of Deposit (Cost
      $3,654,042,528)                                                  3,654,042,528
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-8.38%

FEDERAL FARM CREDIT BANK-0.27%

Bonds,
  1.80%                                        09/03/03   $ 75,000   $    75,000,000
====================================================================================

FEDERAL HOME LOAN BANK-3.09%

Unsec. Bonds,
  2.50%                                        11/14/03     61,800        61,877,787
------------------------------------------------------------------------------------
  1.20%                                        04/08/04    200,965       200,959,245
------------------------------------------------------------------------------------
  1.42%                                        04/21/04     93,000        93,000,000
------------------------------------------------------------------------------------
  1.38%                                        05/11/04    145,000       145,000,000
------------------------------------------------------------------------------------
  1.12%                                        07/12/04    235,000       235,000,000
------------------------------------------------------------------------------------
  1.22%                                        08/04/04    100,000        99,984,855
------------------------------------------------------------------------------------
  1.28%                                        09/08/04     30,000        30,000,000
====================================================================================
                                                                         865,821,887
====================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.52%

Reference Bills,(a)
  1.04%                                        09/11/03     30,000        29,991,333
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        10/15/03     47,000        46,940,258
------------------------------------------------------------------------------------
  1.06%                                        10/31/03    250,000       249,558,333
------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        01/15/04    100,000       100,629,476
====================================================================================
                                                                         427,119,400
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.13%

Pass Thru Ctfs.,
  1.09%                                        12/01/03     98,615        98,346,465
------------------------------------------------------------------------------------
  1.10%                                        12/01/03    230,479       229,845,182
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        09/30/03    250,000       249,752,292
------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     50,000        51,482,370
------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03     75,000        75,525,258
------------------------------------------------------------------------------------
  1.08%                                        12/31/03    100,000        99,637,000
------------------------------------------------------------------------------------
  1.18%                                        07/23/04     75,000        74,198,583
====================================================================================
                                                                         878,787,150
====================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.00%

Floating Rate Notes,(f)(g)
  1.11%                                        01/15/09        494           494,175
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.37%

Global Notes,
  5.00%                                        06/30/04   $100,000   $   103,293,929
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $2,350,516,541)                                            2,350,516,541
====================================================================================
PROMISSORY NOTES-4.91%

Goldman Sachs Group, Inc. (The)(b)(h)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%                                        03/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%                                        06/21/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 03/06/03; Cost $125,000,000)
  1.32%(e)                                     09/03/03    125,000       125,000,000
------------------------------------------------------------------------------------
  (Acquired 03/21/03; Cost $100,000,000)
  1.26%(e)                                     09/17/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 03/27/03; Cost $140,000,000)
  1.19%(e)                                     09/29/03    140,000       140,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/02/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 04/09/03; Cost $130,000,000)
  1.20%(e)                                     10/06/03    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/06/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $211,000,000)
  1.33%(e)                                     10/07/03    211,000       211,000,000
====================================================================================
    Total Promissory Notes (Cost
      $1,376,000,000)                                                  1,376,000,000
====================================================================================
VARIABLE RATE DEMAND NOTES-4.74%(j)

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR(b)(d)(f)(i)
  (Acquired 01/25/02; Cost $12,000,000)
  1.08%                                        02/01/23     12,000        12,000,000
====================================================================================

INSURED-2.20%(c)(f)(g)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.06%                                        12/01/36      8,100         8,100,000
------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Taxable Home Mortgage Series 1998 RB
  Series M, 1.03%                              08/01/19     10,585        10,585,000
------------------------------------------------------------------------------------
  Series M, 1.03%                              08/01/23     28,530        28,530,000
------------------------------------------------------------------------------------
  Series T, 1.05%                              08/01/29     13,980        13,980,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Connecticut (State of) Housing Financing
  Authority (Housing Mortgage Finance
  Program); RB
  Taxable Series 1998 F-2, 1.11%               11/15/16   $ 25,450   $    25,450,000
------------------------------------------------------------------------------------
  Taxable Series 2002 A-5, 1.10%               05/15/33     19,365        19,365,000
------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; RB
  Taxable Series 1995 A, 1.10%                 05/15/17     11,100        11,100,000
------------------------------------------------------------------------------------
  Taxable Series 1995 B, 1.10%                 05/15/25     23,900        23,900,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.05%                                        01/01/34     31,200        31,200,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Housing Series 2000 A RB
  1.05%                                        01/01/45     59,580        59,580,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.10%                                        01/01/47     39,320        39,320,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B, 1.11%                 09/01/32     12,870        12,870,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-I, 1.11%               09/01/34      7,100         7,100,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-II, 1.11%              09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III, 1.11%             09/01/34      3,350         3,350,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1 1.12%                  09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1 1.12%                  08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2 1.12%                  08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.06%                                        12/01/20     33,005        33,005,000
------------------------------------------------------------------------------------
Minnesota (State of) Fairview, Minnesota
  Hospital & Health Care Services;
  Taxable Series 1994 A ACES
  1.10%                                        11/01/15      4,400         4,400,000
------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C
  Floating Rate RB
  1.12%                                        11/15/29     19,300        19,300,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.10%                                        09/01/30     40,000        40,000,000
====================================================================================
                                                                         618,135,000
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.50%(f)(k)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 03/28/02; Cost $6,100,000)
  1.11%                                        06/01/17   $  6,100   $     6,100,000
------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.13%                                        02/01/15     30,479        30,479,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)(g)
  1.12%                                        01/01/29      1,140         1,140,000
------------------------------------------------------------------------------------
Barrington Development Funding LLC; Series
  2002 A Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/01/32      6,005         6,005,000
------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $91,030,000)
  1.13%                                        07/01/08     91,030        91,030,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        09/01/19     18,400        18,400,000
------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/02/19      5,024         5,024,000
------------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $9,064,000)
  1.13%(b)                                     07/01/20      9,064         9,064,000
------------------------------------------------------------------------------------
  1.13%                                        09/01/20        470           470,000
------------------------------------------------------------------------------------
  1.13%                                        05/01/26      7,500         7,500,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $1,100,000)
  1.11%                                        09/01/34      1,100         1,100,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)(g)
  1.13%                                        07/01/20      9,149         9,149,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 05/31/02; Cost $10,435,000)
  1.13%                                        08/31/16     10,435        10,435,000
------------------------------------------------------------------------------------
Georgia (State of) Brooks Development
  Authority (Langboard Inc. Project);
  Series 2003 IDR (LOC-Bank of America
  N.A.)(g)
  1.11%                                        04/01/18     10,000        10,000,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------
Health Insurance Plan of Greater New York;
  Series 1990 B-1 ACES
  (LOC-JP Morgan Chase & Co.)(g)
  1.08%                                        07/01/16      2,900         2,900,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB
  (LOC-Bank One Chicago N.A.)(g)
  1.11%                                        09/01/31      7,700         7,700,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        02/01/18   $ 15,300   $    15,300,000
------------------------------------------------------------------------------------
Michigan (State of) Botsford General
  Hospital; Series 1997 A RB
  (LOC-Michigan National Bank)(e)
  1.10%                                        02/15/27     10,300        10,300,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2002
  IDR
  (LOC-Wachovia Bank N.A.) (Acquired
  05/23/02; Cost $40,000,000)(b)(g)
  1.11%                                        05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); Series 2003 RB
  (LOC-Bayerische Landesbank)(g)
  1.09%                                        06/01/33      8,300         8,300,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)(g)
  1.09%                                        09/15/07     10,000        10,000,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 A RB
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/14     13,800        13,800,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Raleigh; Series 2002 A RB
  (LOC-Bank of America N.A.)(g)
  1.16%                                        06/01/18      1,800         1,800,000
------------------------------------------------------------------------------------
Ohio (State of) (Fayette County Memorial
  Hospital); Series 2003 RB
  (LOC-National City Bank)(g)
  1.10%                                        08/01/23      2,400         2,400,000
------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)(g)
  1.10%                                        12/01/22      5,000         5,000,000
------------------------------------------------------------------------------------
Sabine River Authority of Texas (TXU Energy
  Co. LLC Project); Series 2001 E PCR
  (LOC-Chase Manhattan Bank)(g)
  1.11%                                        12/01/36      1,587         1,587,142
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); RB
  (LOC-Bank of New York)(g)
  Series 2002 G, 1.10%                         08/01/29      8,000         8,000,000
------------------------------------------------------------------------------------
  Series 2002 H, 1.10%                         08/01/29     17,226        17,226,000
------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 2003 B Notes
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/53     15,000        15,000,000
------------------------------------------------------------------------------------
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)(g)
  1.18%                                        10/01/46      1,250         1,250,000
------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        11/01/52     10,000        10,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank
  N.A.)(b)(g)
  (Acquired 05/16/02; Cost $60,000)
  1.13%                                        08/01/19   $     60   $        60,000
------------------------------------------------------------------------------------
Texas (State of) Brazos River Authority (TXU
  Energy Co. LLC Project); Series 2001 I PCR
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        12/01/36     62,920        62,920,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)(g)
  1.13%                                        06/01/30     29,140        29,140,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Series 1998 IDR
  (LOC-Bank One Chicago N.A.)(g)
  1.13%                                        10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 RB (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $48,145,000)(b)(g)
  1.13%                                        07/01/26     48,145        48,145,000
------------------------------------------------------------------------------------
Virginia (State of) Richmond Redevelopment &
  Housing Authority Project (Old Manchester);
  Taxable Series 1995 B RB (LOC-Wachovia Bank
  N.A.)(d)
  1.15%                                        12/01/25      1,590         1,590,000
------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        07/01/17      6,900         6,900,000
------------------------------------------------------------------------------------
Wisconsin (State of) Madison Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; U.S. Bancorp; M&I Marshall
  & Ilsley; Northern Trust Co.)(g)
  1.13%                                        06/01/36    115,000       115,000,000
====================================================================================
                                                                         699,614,142
====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,329,749,142)                                                  1,329,749,142
====================================================================================
ASSET BACKED NOTES-4.08%

STRUCTURED-2.60%

Carmax Auto Owner Trust-Series 2003-1, Class
  A-1
  1.24%                                        06/15/04     40,136        40,136,423
------------------------------------------------------------------------------------
Granite Mortgages PLC (United Kingdom)-Series
  2003-1, Class 1A1, Floating Rate
  Bonds(b)(d)
  (Acquired 01/22/03; Cost $50,000,000)
  1.10%                                        01/20/04     50,000        50,000,000
------------------------------------------------------------------------------------
Holmes Financing (No. 6) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.11%                                        10/15/03     72,500        72,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.07%                                        04/15/04   $100,000   $   100,000,000
------------------------------------------------------------------------------------
Honda Auto Receivables 2003-2 Owner
  Trust-Class A-1 Notes
  1.23%                                        06/11/04     73,596        73,596,305
------------------------------------------------------------------------------------
Household Automotive Trust-Series 2003-1,
  Class A-1(c)
  1.24%                                        05/17/04     36,773        36,772,528
------------------------------------------------------------------------------------
IKON Receivables Funding LLC Lease-Backed
  Notes-Series 2003-1, Class A-1(c)
  1.31%                                        05/17/04     48,644        48,643,911
------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom) Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  (Acquired 02/26/03; Cost
  $105,000,000)(b)(d)
  1.07%                                        03/10/04    105,000       105,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 14A, Class A1, Floating
  Rate Bonds (Acquired 03/17/03; Cost
  $55,826,175)(b)
  1.14%                                        03/10/04     55,826        55,826,175
------------------------------------------------------------------------------------
Triad Automobile Receivables Trust-Series
  2003-A, Class A-1(c)
  1.25%                                        04/12/04     34,118        34,117,936
------------------------------------------------------------------------------------
WFS Financial 2003-2 Owner Trust, Class A-1
  1.26%                                        06/14/04     99,056        99,055,851
------------------------------------------------------------------------------------
World Omni Auto Receivables Trust-Series
  2003-A, Class A-1
  1.30%                                        03/15/04     12,738        12,737,635
====================================================================================
                                                                         728,386,764
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.48%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)(b)(e)
  (Acquired 10/02/02; Cost $75,000,000)
  1.12%                                        10/07/03     75,000        75,000,000
------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.11%                                        10/16/03    100,000        99,999,384
------------------------------------------------------------------------------------
  (Acquired 05/19/03; Cost $89,111,606)
  1.24%                                        04/30/04     89,000        89,078,514
------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%                                        05/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%                                        06/16/04    100,000        99,992,104
====================================================================================
                                                                         414,070,002
====================================================================================
    Total Asset Backed Notes (Cost
      $1,142,456,766)                                                  1,142,456,766
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-2.76%(l)

Merrill Lynch Mortgage Capital, Inc.(b)(m)
  (Acquired 08/25/03; Cost $220,000,000)
  1.27%                                        02/23/04   $220,000   $   220,000,000
------------------------------------------------------------------------------------
Morgan Stanley(b)(n)
  (Acquired 03/17/03; Cost $555,000,000)
  1.20%                                        09/15/03    555,000       555,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $775,000,000)                                                      775,000,000
====================================================================================
MEDIUM TERM NOTES-2.54%

Associates Corp. of North America, Sr. Global
  MTN,
  5.80%                                        04/20/04     49,000        50,443,106
------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A
  Floating Rate Global MTN, 1.33%(e)           10/22/03     40,000        40,005,870
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.19%(d)                  09/08/04    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding(d)
  (Acquired 08/20/03; Cost $90,000,000)
  Floating Rate Global MTN, 1.12%(b)           09/15/04     90,000        90,000,000
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.12%                     09/27/04     99,300        99,300,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia),
  Euro Floating Rate MTN,(o)
  1.20%                                        03/12/04     50,000        50,008,379
------------------------------------------------------------------------------------
  1.13%                                        05/02/04     50,000        50,013,519
====================================================================================
    Total Medium Term Notes (Cost
      $712,670,874)                                                      712,670,874
====================================================================================
FUNDING AGREEMENTS-1.66%

New York Life Insurance Co.(b)(d)(h)
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%                                        04/07/04    265,000       265,000,000
------------------------------------------------------------------------------------
Travelers Insurance Co.(b)(h)(o)
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        11/25/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        08/27/04    100,000       100,000,000
====================================================================================
    Total Funding Agreements (Cost
      $465,000,000)                                                      465,000,000
====================================================================================
BANK NOTES-1.52%

BNP Paribas-New York Branch (France),
  Floating Rate Notes,(e)
  1.04%                                        06/07/04    200,000       199,968,979
------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,(e)
  1.04%                                        06/14/04    100,000        99,984,285
------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,(o)
  1.19%                                        06/24/04     25,000        25,044,996
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate
  Notes,(e)
  1.04%                                        05/10/04    100,000       100,000,000
====================================================================================
    Total Bank Notes (Cost $424,998,260)                                 424,998,260
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
PUTTABLE RESET NOTES-1.01%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)(b)
  4.49%                                        02/22/04   $100,000   $   101,531,392
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04    175,000       180,536,131
====================================================================================
    Total Puttable Reset Notes (Cost
      $282,067,523)                                                      282,067,523
====================================================================================
U.S. TREASURY NOTES-0.36%

3.00%                                          01/31/04    100,000       100,717,649
====================================================================================
    Total U.S. Treasury Notes (Cost
      $100,717,649)                                                      100,717,649
====================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,061,399,375)                               24,061,399,375
====================================================================================
REPURCHASE AGREEMENTS-15.33%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(p)                                     09/02/03     37,000        37,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(q)                                     09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
  1.08%(r)                                     09/02/03    102,000       102,000,000
------------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(s)                                     09/02/03      2,116         2,116,069
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(t)                                     09/02/03    252,501       252,501,380
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(u)                                     09/02/03    297,003       297,002,850
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(v)                                     09/02/03    307,000       307,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(w)                                     09/02/03    287,000       287,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(x)                                     07/09/04    300,000       300,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(y)                                     09/02/03    224,536       224,536,185
------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(z)                                     09/02/03     52,000        52,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.07%(aa)                                    09/02/03    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(ab)                                    09/02/03    100,000       100,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(ac)                                    09/02/03    372,163       372,163,170
------------------------------------------------------------------------------------
  1.05%(ad)                                    09/02/03    425,000       425,000,000
------------------------------------------------------------------------------------
  1.05%(ae)                                    09/02/03    475,814       475,814,111
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.03%(af)                                    09/02/03   $275,616   $   275,616,254
------------------------------------------------------------------------------------
  1.08%(ag)                                    09/02/03     62,000        62,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.13%(ah)                                    09/02/03    127,000       127,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,298,750,019)                                                  4,298,750,019
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS (Cost
  $28,360,149,394)(ai)-101.15%                                        28,360,149,394
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(1.15)%                                   (323,748,205)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $28,036,401,189
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $8,939,316,340, which represented 31.88% of the Fund's net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Corp. or Financial Security Assurance.
(d) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(e) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(g) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/03.
(h) Security considered to be illiquid. The aggregate market value of these securities at 08/31/03 was $1,841,000,000 which represents 6.57% of the Fund's net assets.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) Interest on these securities is taxable income to the Fund.
(k) Principal and interest payments are guaranteed by the letter of credit agreement.
(l) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(o) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(q) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,030,000. Collateralized by $252,007,493 U.S. Government obligations, 5.50% to 6.00% due 12/01/32 to 06/01/33 with an aggregate market value at 08/31/03 of $255,000,000.
(s) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(t) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(u) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.
(v) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% to 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(w) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(x) Term repurchase agreement entered into 08/29/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $526,959,000 U.S. Treasury obligations, 0% to 8.13% due 11/15/15 to 08/15/21 with an aggregate market value at 08/31/03 of $306,000,504.
(y) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(z) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(aa)Repurchase agreement entered into 08/29/03 with a maturing value of $250,029,722. Collateralized by $252,112,237 U.S. Government obligations, 0% to 0% due 05/01/23 to 08/01/33 with a market value at 08/31/03 of $255,000,797.
(ab)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(ac)Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(ad)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $496,282,742 U.S. Government obligations, 4.50% to 8.00% due 10/01/08 to 07/01/33 with an aggregate market value at 08/31/03 of $510,001,793.
(ae)Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.

(af)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(ag)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(ah)Joint repurchase agreement entered into 08/29/03 with a maturing value of $200,025,000. Collateralized by $196,970,652 U.S. Government obligations, 4.51% to 7.24% due 11/01/10 to 10/01/32 with an aggregate market value at 08/31/03 of $204,000,000.
(ai)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                            $24,061,399,375
-----------------------------------------------------------------------------
Repurchase agreements                                           4,298,750,019
-----------------------------------------------------------------------------
Interest receivable                                                30,772,488
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             344,677
-----------------------------------------------------------------------------
Other assets                                                          237,318
=============================================================================
    Total assets                                               28,391,503,877
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           329,391,647
-----------------------------------------------------------------------------
  Dividends                                                        22,694,969
-----------------------------------------------------------------------------
  Deferred compensation plan                                          344,677
-----------------------------------------------------------------------------
Accrued distribution fees                                             868,780
-----------------------------------------------------------------------------
Accrued directors' fees                                               690,790
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           479,586
-----------------------------------------------------------------------------
Accrued operating expenses                                            632,239
=============================================================================
    Total liabilities                                             355,102,688
=============================================================================
Net assets applicable to shares outstanding                   $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $28,033,722,732
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,678,959
=============================================================================
                                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $21,240,698,662
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   978,383,482
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    47,265,983
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,473,591,100
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    57,082,236
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,239,379,726
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            21,238,605,055
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          978,299,714
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          47,264,708
_____________________________________________________________________________
=============================================================================
Cash Management                                                 4,473,177,698
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      57,081,678
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,239,293,377
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $486,848,043
==========================================================================

EXPENSES:

Advisory fees                                                   50,444,589
--------------------------------------------------------------------------
Administrative services fees                                     1,478,810
--------------------------------------------------------------------------
Custodian fees                                                     535,640
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,886,422
--------------------------------------------------------------------------
  Personal Investment Class                                        264,903
--------------------------------------------------------------------------
  Cash Management Class                                          5,831,375
--------------------------------------------------------------------------
  Reserve Class                                                    537,761
--------------------------------------------------------------------------
  Resource Class                                                 2,575,170
--------------------------------------------------------------------------
Directors' fees                                                    605,192
--------------------------------------------------------------------------
Transfer agent fees                                              5,162,855
--------------------------------------------------------------------------
Other                                                              143,818
--------------------------------------------------------------------------
Filing fee refund                                               (1,251,673)
==========================================================================
    Total expenses                                              71,214,862
==========================================================================
Less: Fees waived                                              (21,804,747)
==========================================================================
    Net expenses                                                49,410,115
==========================================================================
Net investment income                                          437,437,928
==========================================================================
Net realized gain from investment securities                       222,356
==========================================================================
Net increase in net assets resulting from operations          $437,660,284
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   437,437,928    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       222,356            929,565
===============================================================================================
    Net increase in net assets resulting from operations         437,660,284        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (339,841,789)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (9,944,836)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (251,405)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (72,636,877)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (240,042)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (14,522,979)       (30,374,835)
===============================================================================================
    Decrease in net assets resulting from distributions         (437,437,928)      (871,551,545)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,882,172,341)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       169,919,767       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       16,988,324         18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (1,286,520,760)       260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    5,802,855         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (306,784,517)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (9,282,766,672)     2,469,810,219
===============================================================================================
    Net increase (decrease) in net assets                     (9,282,544,316)     2,470,739,784
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of year                                           37,318,945,505     34,848,205,721
===============================================================================================
  End of year                                                $28,036,401,189    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Total Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived advisory fees of $18,538,393.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $1,478,810 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $5,044,459 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,931,853, $193,606, $4,665,100, $463,548 and $2,575,170, respectively, after
FMC waived plan fees of $1,954,569, $71,297, $1,166,275, $74,213 and $0, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $68,007 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                  2003            2002
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $437,437,928    $871,551,545
__________________________________________________________________________________________
==========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $     3,727,333
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,048,876)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     28,033,722,732
=============================================================================
Total net assets                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of director deferral of compensation and retirement plan expenses.

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                  CHANGES IN CAPITAL STOCK OUTSTANDING
                             ------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2003                                     2002
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         419,054,374,755    $ 419,054,374,755     586,514,671,312    $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      9,405,817,790        9,405,817,790      17,787,233,352       17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       133,770,375          133,770,375         135,176,893          135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        66,799,786,336       66,799,786,336      93,169,483,414       93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   102,414,453          102,414,453         132,778,052          132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                8,435,843,716        8,435,843,716      11,871,763,813       11,871,763,813
-----------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class              93,354,431           93,354,431         191,080,549          191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          4,021,536            4,021,536           9,235,046            9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           178,509              178,509             222,812              222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            44,707,654           44,707,654          84,049,065           84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       257,929              257,929             217,048              217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                   12,586,231           12,586,231          27,437,407           27,437,407
-----------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class        (427,029,901,527)    (427,029,901,527)   (584,356,082,067)    (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (9,239,919,559)      (9,239,919,559)    (18,277,525,187)     (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (116,960,560)        (116,960,560)       (117,052,267)        (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (68,131,014,750)     (68,131,014,750)    (92,993,504,792)     (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (96,869,527)         (96,869,527)        (86,885,410)         (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,755,214,464)      (8,755,214,464)    (11,622,488,821)     (11,622,488,821)
===========================================================================================================
                               (9,282,766,672)   $  (9,282,766,672)      2,469,810,219    $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================



NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CASH MANAGEMENT CLASS
                                ---------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                ---------------------------------------------------------------------
                                   2003             2002          2001          2000          1999
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                        $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
-----------------------------------------------------------------------------------------------------
Net investment income                 0.01             0.02          0.05          0.06          0.05
=====================================================================================================
Less distributions from net
  investment income                  (0.01)           (0.02)        (0.05)        (0.06)        (0.05)
=====================================================================================================
Net asset value, end of period  $     1.00       $     1.00    $     1.00    $     1.00    $     1.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                       1.24%            2.08%         5.45%         6.04%         5.09%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)                $4,473,591       $5,760,074    $5,499,916    $3,528,435    $1,078,777
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                    0.19%(b)         0.19%         0.18%         0.17%         0.17%
-----------------------------------------------------------------------------------------------------
  Without fee waivers                 0.27%(b)         0.29%         0.29%         0.29%         0.28%
=====================================================================================================
Ratio of net investment income
  to average net assets               1.26%(b)         2.04%         5.11%         5.96%         4.94%
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $5,831,374,790.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE           DIRECTOR AND/      PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             OR OFFICER SINCE   DURING PAST 5 YEARS                             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993               Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                             and Frankel LLP                                 (registered investment
                                                                                                       company)
-----------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of      None
  Director                                             the USA
-----------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993               Partner, law firm of Pennock & Cooper           None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                         None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993               Executive Vice President, Development and       None
  Director                                             Operations Hines Interests Limited
                                                       Partnership (real estate development company)
-----------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary      N/A
  Senior Vice President                                and General Counsel, A I M Management Group
                                                       Inc. (financial services holding company) and
                                                       A I M Advisors, Inc.; Vice President, A I M
                                                       Capital Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.(3);
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.;
                                                       and Senior Vice President and General
                                                       Counsel, Liberty Funds Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993               Director, Chairman and Director of              N/A
  Senior Vice President                                Investments, A I M Capital Management, Inc.;
                                                       Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and
                                                       AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and
                                                       President, A I M Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research            N/A
  Vice President                                       Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993               Vice President and Chief Compliance Officer,    N/A
  Vice President                                       A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
-----------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993               Managing Director and Chief Cash Management     N/A
  Vice President                                       Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                       President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993               Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                         Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (Unaudited)

Of the ordinary dividends paid, 0.25% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                             LIQUID ASSETS PORTFOLIO

                               INSTITUTIONAL CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.



LAP-AR-1

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Co.'s Liquid
ROBERT H.           Assets Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November
                    2002, it reduced the rate from 1.75% to 1.25%. In late June
                    2003, it reduced that rate to 1.00%, its lowest level since
                    1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Institutional Class outperformed its indexes, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 38- to 60-day range; at the close of the reporting period, the WAM stood at 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Institutional Class stood at $21.2 billion. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

================================================================================

YIELDS AS OF 8/31/03*

                                                MONTHLY YIELD       SEVEN-DAY
                                                                    SEC YIELD

Liquid Assets Portfolio                              0.99%            0.99%
Institutional Class

iMoneyNet Money Fund Averages--Trademark--           0.71%            0.72%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--           0.67%            0.67%
Total Institutions Only

================================================================================

                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

*The seven-day SEC Yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 276 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The Total Institutions Only category consists of 589 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                   [LINE ART]

                            MONTHLY YIELD COMPARISON
    Year ended 8/31/03 (Yields are monthly yields for the month-ends shown.)


        Short-Term Investments Co.        iMoneyNet Money Fund Averages--Trademark--    iMoneyNet Money Fund Averages--Trademark--
        Liquid Asset Portfolio               First-Tier Institutions Only                       Total Institutions Only
        Institutional Class
                YIELD                                     YIELD                                        YIELD
 9/02            1.78                                      1.46                                         1.42
10/02            1.77                                      1.45                                         1.40
11/02            1.46                                      1.26                                         1.20
12/02            1.34                                      1.12                                         1.07
 1/03            1.30                                      1.05                                         0.99
 2/03            1.27                                      1.00                                         0.95
 3/03            1.26                                      0.96                                         0.92
 4/03            1.23                                      0.93                                         0.89
 5/03            1.21                                      0.91                                         0.86
 6/03            1.16                                      0.87                                         0.81
 7/03            1.01                                      0.74                                         0.68
 8/03            0.99                                      0.71                                         0.67

==================================================================================================================================


================================================================================

                                   [LINE ART]

                      WEIGHTED AVERAGE MATURITY COMPARISON
                 Year ended 8/31/03, as of the month-ends shown


         Short-Term Investments Co.     iMoneyNet Money Fund Averages--Trademark--    iMoneyNet Money Fund Averages--Trademark--
         Liquid Asset Portfolio                First-Tier Institutions Only                      Total Institutions Only
         Institutional Class
                  DAYS                                       DAYS                                               DAYS
  9/02             55                                         54                                                 53
 10/02             53                                         54                                                 53
 11/02             45                                         54                                                 53
 12/02             45                                         51                                                 51
  1/03             46                                         50                                                 50
  2/03             49                                         51                                                 50
  3/03             50                                         53                                                 53
  4/03             49                                         53                                                 52
  5/03             48                                         51                                                 50
  6/03             52                                         54                                                 54
  7/03             52                                         54                                                 54
  8/03             49                                         55                                                 55


Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered
Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for monthly yields.

==================================================================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.08%(a)

FINANCIAL-25.08%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.55%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/22/03; Cost $41,406,228)
  1.20%                                        09/10/03   $ 41,560   $    41,547,532
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $223,474,677)
  0.97%                                        10/01/03    224,139       223,957,821
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $59,925,562)
  0.97%                                        11/12/03     60,172        60,055,266
------------------------------------------------------------------------------------
  (Acquired 06/25/03; Cost $149,465,375)
  0.91%                                        11/13/03    150,000       149,723,208
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $101,389,167)
  0.98%                                        11/14/03    101,816       101,610,899
------------------------------------------------------------------------------------
Fleet Funding Corp. (General Electric Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $99,659,528)
  1.03%                                        10/09/03    100,000        99,891,278
------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $36,942,280)
  1.04%                                        09/03/03     37,000        36,997,862
====================================================================================
                                                                         713,783,866
====================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.35%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $60,005,368)
  1.03%                                        09/09/03     60,112        60,098,241
------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 08/06/03; Cost $38,743,745)
  1.06%                                        09/12/03     38,786        38,773,438
====================================================================================
                                                                          98,871,679
====================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.12%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 06/02/03; Cost $74,615,000)
  1.20%                                        11/03/03     75,000        74,842,500
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $19,944,800)
  1.08%                                        11/20/03     20,000        19,952,000
------------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $49,859,208)
  1.09%                                        09/12/03     50,000        49,983,347
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Forrestal Funding Master Trust (Bank of
  America-ABS Program Sponsor)(b)
  (Acquired 08/22/03; Cost $225,292,170)
  1.06%                                        09/22/03   $225,498   $   225,358,567
------------------------------------------------------------------------------------
Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/20/03; Cost $25,002,801)
  1.08%                                        11/20/03     25,072        25,011,827
------------------------------------------------------------------------------------
Three Rivers Funding Corp. (Mellon Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,084
------------------------------------------------------------------------------------
Triple A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,083
------------------------------------------------------------------------------------
Tulip Funding Corp. (ABN AMRO Bank N.V.-ABS
  Program Sponsor)(b)
  (Acquired 08/06/03; Cost $99,917,556)
  1.06%                                        09/03/03    100,000        99,994,111
====================================================================================
                                                                         595,080,519
====================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.09%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 07/03/03; Cost $54,094,845)
  1.04%                                        10/10/03     54,250        54,188,878
------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/06/03; Cost $99,873,389)
  1.06%                                        09/18/03    100,000        99,949,944
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $72,103,070)
  1.07%                                        10/07/03     72,359        72,281,576
------------------------------------------------------------------------------------
  (Acquired 06/10/03; Cost $199,286,667)
  1.07%                                        10/08/03    200,000       199,780,056
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $44,845,500)
  1.03%                                        10/09/03     45,000        44,951,075
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $256,155,426)
  1.03%                                        10/10/03    257,000       256,712,418
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $87,482,218)
  1.19%                                        11/10/03     88,000        87,796,378
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $173,958,750)
  1.19%                                        11/12/03    175,000       174,583,500
------------------------------------------------------------------------------------
  (Acquired 07/03/03; Cost $27,315,857)
  1.03%                                        12/17/03     27,447        27,362,974
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,899,889)
  1.06%                                        09/25/03    100,000        99,929,334
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $80,227,236)
  1.06%                                        09/26/03     80,310        80,250,883
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/21/03; Cost $99,900,361)
  1.06%                                        09/24/03   $100,000   $    99,932,597
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $134,864,850)
  1.06%                                        09/30/03    135,000       134,884,725
------------------------------------------------------------------------------------
  (Acquired 07/08/03; Cost $40,995,649)
  1.04%                                        10/06/03     41,102        41,060,641
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $72,082,084)
  1.04%                                        11/10/03     72,400        72,253,591
------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-NY Branch-ABS Program Sponsor)
  1.06%                                        09/22/03    100,630       100,567,777
------------------------------------------------------------------------------------
  Floating Rate, 1.07%(d)                      01/20/04     60,000        60,000,000
====================================================================================
                                                                       1,706,486,347
====================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-7.06%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $99,767,444)
  0.91%                                        09/26/03    100,000        99,936,806
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $99,728,194)
  1.03%                                        10/14/03    100,000        99,876,972
------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $149,863,083)
  1.06%                                        09/26/03    150,000       149,889,583
------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $99,721,000)
  1.08%                                        11/21/03    100,000        99,757,000
------------------------------------------------------------------------------------
FCAR Owner Trust II-Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 06/03/03; Cost $99,691,611)
  1.22%                                        09/02/03    100,000        99,996,611
------------------------------------------------------------------------------------
  (Acquired 06/03/03; Cost $99,688,222)
  1.22%                                        09/03/03    100,000        99,993,222
------------------------------------------------------------------------------------
  (Acquired 06/12/03; Cost $141,189,245)
  1.04%                                        09/17/03    141,586       141,520,556
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $96,725,248)
  1.03%                                        10/17/03     97,000        96,872,337
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $99,733,000)
  1.08%                                        11/17/03    100,000        99,769,000
------------------------------------------------------------------------------------
  (Acquired 08/07/03, Cost $54,805,300)
  1.08%                                        12/03/03     55,000        54,846,550
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $199,545,000)
  0.91%                                        09/23/03   $200,000   $   199,888,778
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $74,922,708)
  1.06%                                        09/25/03     75,000        74,947,000
------------------------------------------------------------------------------------
  (Acquired 04/16/03; Cost $39,755,000)
  1.26%                                        10/08/03     40,000        39,948,200
------------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $124,606,250)
  1.08%                                        11/18/03    125,000       124,707,500
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $199,279,333)
  1.10%                                        12/02/03    200,000       199,442,889
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $99,630,278)
  1.10%                                        12/03/03    100,000        99,715,833
------------------------------------------------------------------------------------
  (Acquired 08/07/03; Cost $124,550,000)
  1.08%                                        12/05/03    125,000       124,643,750
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $74,743,500)
  1.08%                                        12/12/03     75,000        74,770,500
====================================================================================
                                                                       1,980,523,087
====================================================================================

DIVERSIFIED BANKS-0.52%

Societe Generale North America (France)
  1.10%                                        12/11/03    144,570       144,125,869
====================================================================================

INVESTMENT BANKING & BROKERAGE-2.80%

Bear, Stearns & Co. Inc.
  1.04%                                        09/19/03    200,000       199,896,000
------------------------------------------------------------------------------------
  1.01%                                        10/10/03    185,000       184,797,579
------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(e)
  1.23%                                        09/30/03     50,000        50,000,000
------------------------------------------------------------------------------------
  1.23%                                        10/14/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        11/20/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        12/04/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.20%                                        01/23/04     50,000        50,000,000
====================================================================================
                                                                         784,693,579
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.14%

GE Capital International Funding Inc.-Series
  A(b)
  (Acquired 04/23/03; Cost $129,181,000)
  1.26%                                        10/20/03    130,000       129,777,050
------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.03%                                        10/08/03     41,000        40,956,597
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley, Floating Rate(e)
  1.14%                                        12/01/03   $150,000   $   150,000,000
====================================================================================
                                                                         320,733,647
====================================================================================

REGIONAL BANKS-2.45%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.23%                                        11/03/03    100,000        99,784,750
------------------------------------------------------------------------------------
Danske Corp. (Denmark)
  1.08%                                        12/23/03     25,187        25,101,616
------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)
  1.03%                                        09/15/03    200,000       199,919,889
------------------------------------------------------------------------------------
  1.03%                                        09/16/03    100,000        99,957,083
------------------------------------------------------------------------------------
  0.91%                                        09/23/03    100,000        99,944,389
------------------------------------------------------------------------------------
  1.07%                                        11/05/03    163,000       162,685,094
====================================================================================
                                                                         687,392,821
====================================================================================
    Total Financial                                                    7,031,691,414
====================================================================================
    Total Commercial Paper (Cost
      $7,031,691,414)                                                  7,031,691,414
====================================================================================
TIME DEPOSITS-15.75%

Danske Bank A/S-Cayman (Denmark)
  1.02%                                        09/02/03    370,000       370,000,000
------------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  1.00%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Fifth Third Bank-Cayman
  1.01%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
ING Belgium S.A./N.V.-Brussels (Belgium)
  1.13%                                        09/02/03    800,000       800,000,000
------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank-Milwaukee
  1.00%                                        09/02/03    261,489       261,488,678
------------------------------------------------------------------------------------
Rabobank Nederland-London (Netherlands)
  1.14%                                        09/02/03    585,000       585,000,000
------------------------------------------------------------------------------------
Royal Bank of Canada-Cayman (Canada)
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.02%                                        09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
Suntrust Bank Atlanta-Cayman
  0.97%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
WestLB A.G.-Cayman (Germany)
  1.13%                                        09/02/03    150,000       150,000,000
====================================================================================
    Total Time Deposits (Cost $4,416,488,678)                          4,416,488,678
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-13.03%

Barclays Bank PLC (United Kingdom)
  1.03%                                        10/14/03   $200,000   $   200,000,000
------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04     75,000        75,027,868
------------------------------------------------------------------------------------
Citibank N.A.
  1.07%                                        11/03/03    100,000        99,999,854
------------------------------------------------------------------------------------
  1.08%                                        11/05/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.08%                                        11/06/03    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.03%                                        09/11/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/03/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.04%                                        10/09/03    100,000       100,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.36%                                        01/28/04    150,000       149,998,469
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.03%                                        10/22/03    200,000       200,000,000
------------------------------------------------------------------------------------
Dexia Bank S.A.-New York Branch (Belgium)(e)
  1.03%                                        06/09/04    200,000       199,968,934
------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.08%                                        09/12/03    230,000       230,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/17/03    200,000       200,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000        75,000,000
------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York Branch (United
  Kingdom)
  1.21%                                        12/11/03    100,000       100,000,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.04%                                        07/23/04    300,000       300,000,000
------------------------------------------------------------------------------------
  1.26%                                        08/24/04    229,000       229,000,000
------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.21%                                        10/31/03    150,000       150,060,651
------------------------------------------------------------------------------------
  1.19%                                        08/04/04     75,000        74,993,044
------------------------------------------------------------------------------------
Societe Generale (France)
  1.25%                                        10/16/03    100,000        99,997,510
------------------------------------------------------------------------------------
  1.16%                                        08/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.61%                                        10/08/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        03/17/04     70,000        69,996,198
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.06%                                        09/22/03    100,000       100,000,000
====================================================================================
    Total Certificates of Deposit (Cost
      $3,654,042,528)                                                  3,654,042,528
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-8.38%

FEDERAL FARM CREDIT BANK-0.27%

Bonds,
  1.80%                                        09/03/03   $ 75,000   $    75,000,000
====================================================================================

FEDERAL HOME LOAN BANK-3.09%

Unsec. Bonds,
  2.50%                                        11/14/03     61,800        61,877,787
------------------------------------------------------------------------------------
  1.20%                                        04/08/04    200,965       200,959,245
------------------------------------------------------------------------------------
  1.42%                                        04/21/04     93,000        93,000,000
------------------------------------------------------------------------------------
  1.38%                                        05/11/04    145,000       145,000,000
------------------------------------------------------------------------------------
  1.12%                                        07/12/04    235,000       235,000,000
------------------------------------------------------------------------------------
  1.22%                                        08/04/04    100,000        99,984,855
------------------------------------------------------------------------------------
  1.28%                                        09/08/04     30,000        30,000,000
====================================================================================
                                                                         865,821,887
====================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.52%

Reference Bills,(a)
  1.04%                                        09/11/03     30,000        29,991,333
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        10/15/03     47,000        46,940,258
------------------------------------------------------------------------------------
  1.06%                                        10/31/03    250,000       249,558,333
------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        01/15/04    100,000       100,629,476
====================================================================================
                                                                         427,119,400
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.13%

Pass Thru Ctfs.,
  1.09%                                        12/01/03     98,615        98,346,465
------------------------------------------------------------------------------------
  1.10%                                        12/01/03    230,479       229,845,182
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        09/30/03    250,000       249,752,292
------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     50,000        51,482,370
------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03     75,000        75,525,258
------------------------------------------------------------------------------------
  1.08%                                        12/31/03    100,000        99,637,000
------------------------------------------------------------------------------------
  1.18%                                        07/23/04     75,000        74,198,583
====================================================================================
                                                                         878,787,150
====================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.00%

Floating Rate Notes,(f)(g)
  1.11%                                        01/15/09        494           494,175
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.37%

Global Notes,
  5.00%                                        06/30/04   $100,000   $   103,293,929
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $2,350,516,541)                                            2,350,516,541
====================================================================================
PROMISSORY NOTES-4.91%

Goldman Sachs Group, Inc. (The)(b)(h)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%                                        03/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%                                        06/21/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 03/06/03; Cost $125,000,000)
  1.32%(e)                                     09/03/03    125,000       125,000,000
------------------------------------------------------------------------------------
  (Acquired 03/21/03; Cost $100,000,000)
  1.26%(e)                                     09/17/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 03/27/03; Cost $140,000,000)
  1.19%(e)                                     09/29/03    140,000       140,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/02/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 04/09/03; Cost $130,000,000)
  1.20%(e)                                     10/06/03    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/06/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $211,000,000)
  1.33%(e)                                     10/07/03    211,000       211,000,000
====================================================================================
    Total Promissory Notes (Cost
      $1,376,000,000)                                                  1,376,000,000
====================================================================================
VARIABLE RATE DEMAND NOTES-4.74%(j)

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR(b)(d)(f)(i)
  (Acquired 01/25/02; Cost $12,000,000)
  1.08%                                        02/01/23     12,000        12,000,000
====================================================================================

INSURED-2.20%(c)(f)(g)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.06%                                        12/01/36      8,100         8,100,000
------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Taxable Home Mortgage Series 1998 RB
  Series M, 1.03%                              08/01/19     10,585        10,585,000
------------------------------------------------------------------------------------
  Series M, 1.03%                              08/01/23     28,530        28,530,000
------------------------------------------------------------------------------------
  Series T, 1.05%                              08/01/29     13,980        13,980,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Connecticut (State of) Housing Financing
  Authority (Housing Mortgage Finance
  Program); RB
  Taxable Series 1998 F-2, 1.11%               11/15/16   $ 25,450   $    25,450,000
------------------------------------------------------------------------------------
  Taxable Series 2002 A-5, 1.10%               05/15/33     19,365        19,365,000
------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; RB
  Taxable Series 1995 A, 1.10%                 05/15/17     11,100        11,100,000
------------------------------------------------------------------------------------
  Taxable Series 1995 B, 1.10%                 05/15/25     23,900        23,900,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.05%                                        01/01/34     31,200        31,200,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Housing Series 2000 A RB
  1.05%                                        01/01/45     59,580        59,580,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.10%                                        01/01/47     39,320        39,320,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B, 1.11%                 09/01/32     12,870        12,870,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-I, 1.11%               09/01/34      7,100         7,100,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-II, 1.11%              09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III, 1.11%             09/01/34      3,350         3,350,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1 1.12%                  09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1 1.12%                  08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2 1.12%                  08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.06%                                        12/01/20     33,005        33,005,000
------------------------------------------------------------------------------------
Minnesota (State of) Fairview, Minnesota
  Hospital & Health Care Services;
  Taxable Series 1994 A ACES
  1.10%                                        11/01/15      4,400         4,400,000
------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C
  Floating Rate RB
  1.12%                                        11/15/29     19,300        19,300,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.10%                                        09/01/30     40,000        40,000,000
====================================================================================
                                                                         618,135,000
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.50%(f)(k)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 03/28/02; Cost $6,100,000)
  1.11%                                        06/01/17   $  6,100   $     6,100,000
------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.13%                                        02/01/15     30,479        30,479,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)(g)
  1.12%                                        01/01/29      1,140         1,140,000
------------------------------------------------------------------------------------
Barrington Development Funding LLC; Series
  2002 A Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/01/32      6,005         6,005,000
------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $91,030,000)
  1.13%                                        07/01/08     91,030        91,030,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        09/01/19     18,400        18,400,000
------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/02/19      5,024         5,024,000
------------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $9,064,000)
  1.13%(b)                                     07/01/20      9,064         9,064,000
------------------------------------------------------------------------------------
  1.13%                                        09/01/20        470           470,000
------------------------------------------------------------------------------------
  1.13%                                        05/01/26      7,500         7,500,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $1,100,000)
  1.11%                                        09/01/34      1,100         1,100,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)(g)
  1.13%                                        07/01/20      9,149         9,149,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 05/31/02; Cost $10,435,000)
  1.13%                                        08/31/16     10,435        10,435,000
------------------------------------------------------------------------------------
Georgia (State of) Brooks Development
  Authority (Langboard Inc. Project);
  Series 2003 IDR (LOC-Bank of America
  N.A.)(g)
  1.11%                                        04/01/18     10,000        10,000,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------
Health Insurance Plan of Greater New York;
  Series 1990 B-1 ACES
  (LOC-JP Morgan Chase & Co.)(g)
  1.08%                                        07/01/16      2,900         2,900,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB
  (LOC-Bank One Chicago N.A.)(g)
  1.11%                                        09/01/31      7,700         7,700,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        02/01/18   $ 15,300   $    15,300,000
------------------------------------------------------------------------------------
Michigan (State of) Botsford General
  Hospital; Series 1997 A RB
  (LOC-Michigan National Bank)(e)
  1.10%                                        02/15/27     10,300        10,300,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2002
  IDR
  (LOC-Wachovia Bank N.A.) (Acquired
  05/23/02; Cost $40,000,000)(b)(g)
  1.11%                                        05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); Series 2003 RB
  (LOC-Bayerische Landesbank)(g)
  1.09%                                        06/01/33      8,300         8,300,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)(g)
  1.09%                                        09/15/07     10,000        10,000,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 A RB
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/14     13,800        13,800,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Raleigh; Series 2002 A RB
  (LOC-Bank of America N.A.)(g)
  1.16%                                        06/01/18      1,800         1,800,000
------------------------------------------------------------------------------------
Ohio (State of) (Fayette County Memorial
  Hospital); Series 2003 RB
  (LOC-National City Bank)(g)
  1.10%                                        08/01/23      2,400         2,400,000
------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)(g)
  1.10%                                        12/01/22      5,000         5,000,000
------------------------------------------------------------------------------------
Sabine River Authority of Texas (TXU Energy
  Co. LLC Project); Series 2001 E PCR
  (LOC-Chase Manhattan Bank)(g)
  1.11%                                        12/01/36      1,587         1,587,142
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); RB
  (LOC-Bank of New York)(g)
  Series 2002 G, 1.10%                         08/01/29      8,000         8,000,000
------------------------------------------------------------------------------------
  Series 2002 H, 1.10%                         08/01/29     17,226        17,226,000
------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 2003 B Notes
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/53     15,000        15,000,000
------------------------------------------------------------------------------------
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)(g)
  1.18%                                        10/01/46      1,250         1,250,000
------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        11/01/52     10,000        10,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank
  N.A.)(b)(g)
  (Acquired 05/16/02; Cost $60,000)
  1.13%                                        08/01/19   $     60   $        60,000
------------------------------------------------------------------------------------
Texas (State of) Brazos River Authority (TXU
  Energy Co. LLC Project); Series 2001 I PCR
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        12/01/36     62,920        62,920,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)(g)
  1.13%                                        06/01/30     29,140        29,140,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Series 1998 IDR
  (LOC-Bank One Chicago N.A.)(g)
  1.13%                                        10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 RB (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $48,145,000)(b)(g)
  1.13%                                        07/01/26     48,145        48,145,000
------------------------------------------------------------------------------------
Virginia (State of) Richmond Redevelopment &
  Housing Authority Project (Old Manchester);
  Taxable Series 1995 B RB (LOC-Wachovia Bank
  N.A.)(d)
  1.15%                                        12/01/25      1,590         1,590,000
------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        07/01/17      6,900         6,900,000
------------------------------------------------------------------------------------
Wisconsin (State of) Madison Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; U.S. Bancorp; M&I Marshall
  & Ilsley; Northern Trust Co.)(g)
  1.13%                                        06/01/36    115,000       115,000,000
====================================================================================
                                                                         699,614,142
====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,329,749,142)                                                  1,329,749,142
====================================================================================
ASSET BACKED NOTES-4.08%

STRUCTURED-2.60%

Carmax Auto Owner Trust-Series 2003-1, Class
  A-1
  1.24%                                        06/15/04     40,136        40,136,423
------------------------------------------------------------------------------------
Granite Mortgages PLC (United Kingdom)-Series
  2003-1, Class 1A1, Floating Rate
  Bonds(b)(d)
  (Acquired 01/22/03; Cost $50,000,000)
  1.10%                                        01/20/04     50,000        50,000,000
------------------------------------------------------------------------------------
Holmes Financing (No. 6) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.11%                                        10/15/03     72,500        72,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.07%                                        04/15/04   $100,000   $   100,000,000
------------------------------------------------------------------------------------
Honda Auto Receivables 2003-2 Owner
  Trust-Class A-1 Notes
  1.23%                                        06/11/04     73,596        73,596,305
------------------------------------------------------------------------------------
Household Automotive Trust-Series 2003-1,
  Class A-1(c)
  1.24%                                        05/17/04     36,773        36,772,528
------------------------------------------------------------------------------------
IKON Receivables Funding LLC Lease-Backed
  Notes-Series 2003-1, Class A-1(c)
  1.31%                                        05/17/04     48,644        48,643,911
------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom) Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  (Acquired 02/26/03; Cost
  $105,000,000)(b)(d)
  1.07%                                        03/10/04    105,000       105,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 14A, Class A1, Floating
  Rate Bonds (Acquired 03/17/03; Cost
  $55,826,175)(b)
  1.14%                                        03/10/04     55,826        55,826,175
------------------------------------------------------------------------------------
Triad Automobile Receivables Trust-Series
  2003-A, Class A-1(c)
  1.25%                                        04/12/04     34,118        34,117,936
------------------------------------------------------------------------------------
WFS Financial 2003-2 Owner Trust, Class A-1
  1.26%                                        06/14/04     99,056        99,055,851
------------------------------------------------------------------------------------
World Omni Auto Receivables Trust-Series
  2003-A, Class A-1
  1.30%                                        03/15/04     12,738        12,737,635
====================================================================================
                                                                         728,386,764
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.48%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)(b)(e)
  (Acquired 10/02/02; Cost $75,000,000)
  1.12%                                        10/07/03     75,000        75,000,000
------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.11%                                        10/16/03    100,000        99,999,384
------------------------------------------------------------------------------------
  (Acquired 05/19/03; Cost $89,111,606)
  1.24%                                        04/30/04     89,000        89,078,514
------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%                                        05/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%                                        06/16/04    100,000        99,992,104
====================================================================================
                                                                         414,070,002
====================================================================================
    Total Asset Backed Notes (Cost
      $1,142,456,766)                                                  1,142,456,766
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-2.76%(l)

Merrill Lynch Mortgage Capital, Inc.(b)(m)
  (Acquired 08/25/03; Cost $220,000,000)
  1.27%                                        02/23/04   $220,000   $   220,000,000
------------------------------------------------------------------------------------
Morgan Stanley(b)(n)
  (Acquired 03/17/03; Cost $555,000,000)
  1.20%                                        09/15/03    555,000       555,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $775,000,000)                                                      775,000,000
====================================================================================
MEDIUM TERM NOTES-2.54%

Associates Corp. of North America, Sr. Global
  MTN,
  5.80%                                        04/20/04     49,000        50,443,106
------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A
  Floating Rate Global MTN, 1.33%(e)           10/22/03     40,000        40,005,870
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.19%(d)                  09/08/04    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding(d)
  (Acquired 08/20/03; Cost $90,000,000)
  Floating Rate Global MTN, 1.12%(b)           09/15/04     90,000        90,000,000
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.12%                     09/27/04     99,300        99,300,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia),
  Euro Floating Rate MTN,(o)
  1.20%                                        03/12/04     50,000        50,008,379
------------------------------------------------------------------------------------
  1.13%                                        05/02/04     50,000        50,013,519
====================================================================================
    Total Medium Term Notes (Cost
      $712,670,874)                                                      712,670,874
====================================================================================
FUNDING AGREEMENTS-1.66%

New York Life Insurance Co.(b)(d)(h)
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%                                        04/07/04    265,000       265,000,000
------------------------------------------------------------------------------------
Travelers Insurance Co.(b)(h)(o)
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        11/25/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        08/27/04    100,000       100,000,000
====================================================================================
    Total Funding Agreements (Cost
      $465,000,000)                                                      465,000,000
====================================================================================
BANK NOTES-1.52%

BNP Paribas-New York Branch (France),
  Floating Rate Notes,(e)
  1.04%                                        06/07/04    200,000       199,968,979
------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,(e)
  1.04%                                        06/14/04    100,000        99,984,285
------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,(o)
  1.19%                                        06/24/04     25,000        25,044,996
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate
  Notes,(e)
  1.04%                                        05/10/04    100,000       100,000,000
====================================================================================
    Total Bank Notes (Cost $424,998,260)                                 424,998,260
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
PUTTABLE RESET NOTES-1.01%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)(b)
  4.49%                                        02/22/04   $100,000   $   101,531,392
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04    175,000       180,536,131
====================================================================================
    Total Puttable Reset Notes (Cost
      $282,067,523)                                                      282,067,523
====================================================================================
U.S. TREASURY NOTES-0.36%

3.00%                                          01/31/04    100,000       100,717,649
====================================================================================
    Total U.S. Treasury Notes (Cost
      $100,717,649)                                                      100,717,649
====================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,061,399,375)                               24,061,399,375
====================================================================================
REPURCHASE AGREEMENTS-15.33%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(p)                                     09/02/03     37,000        37,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(q)                                     09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
  1.08%(r)                                     09/02/03    102,000       102,000,000
------------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(s)                                     09/02/03      2,116         2,116,069
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(t)                                     09/02/03    252,501       252,501,380
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(u)                                     09/02/03    297,003       297,002,850
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(v)                                     09/02/03    307,000       307,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(w)                                     09/02/03    287,000       287,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(x)                                     07/09/04    300,000       300,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(y)                                     09/02/03    224,536       224,536,185
------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(z)                                     09/02/03     52,000        52,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.07%(aa)                                    09/02/03    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(ab)                                    09/02/03    100,000       100,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(ac)                                    09/02/03    372,163       372,163,170
------------------------------------------------------------------------------------
  1.05%(ad)                                    09/02/03    425,000       425,000,000
------------------------------------------------------------------------------------
  1.05%(ae)                                    09/02/03    475,814       475,814,111
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.03%(af)                                    09/02/03   $275,616   $   275,616,254
------------------------------------------------------------------------------------
  1.08%(ag)                                    09/02/03     62,000        62,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.13%(ah)                                    09/02/03    127,000       127,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,298,750,019)                                                  4,298,750,019
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS (Cost
  $28,360,149,394)(ai)-101.15%                                        28,360,149,394
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(1.15)%                                   (323,748,205)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $28,036,401,189
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $8,939,316,340, which represented 31.88% of the Fund's net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Corp. or Financial Security Assurance.
(d) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(e) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(g) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/03.
(h) Security considered to be illiquid. The aggregate market value of these securities at 08/31/03 was $1,841,000,000 which represents 6.57% of the Fund's net assets.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) Interest on these securities is taxable income to the Fund.
(k) Principal and interest payments are guaranteed by the letter of credit agreement.
(l) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(o) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(q) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,030,000. Collateralized by $252,007,493 U.S. Government obligations, 5.50% to 6.00% due 12/01/32 to 06/01/33 with an aggregate market value at 08/31/03 of $255,000,000.
(s) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(t) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(u) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.
(v) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% to 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(w) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(x) Term repurchase agreement entered into 08/29/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $526,959,000 U.S. Treasury obligations, 0% to 8.13% due 11/15/15 to 08/15/21 with an aggregate market value at 08/31/03 of $306,000,504.
(y) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(z) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(aa)Repurchase agreement entered into 08/29/03 with a maturing value of $250,029,722. Collateralized by $252,112,237 U.S. Government obligations, 0% to 0% due 05/01/23 to 08/01/33 with a market value at 08/31/03 of $255,000,797.
(ab)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(ac)Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(ad)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $496,282,742 U.S. Government obligations, 4.50% to 8.00% due 10/01/08 to 07/01/33 with an aggregate market value at 08/31/03 of $510,001,793.
(ae)Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.

(af)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(ag)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(ah)Joint repurchase agreement entered into 08/29/03 with a maturing value of $200,025,000. Collateralized by $196,970,652 U.S. Government obligations, 4.51% to 7.24% due 11/01/10 to 10/01/32 with an aggregate market value at 08/31/03 of $204,000,000.
(ai)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                            $24,061,399,375
-----------------------------------------------------------------------------
Repurchase agreements                                           4,298,750,019
-----------------------------------------------------------------------------
Interest receivable                                                30,772,488
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             344,677
-----------------------------------------------------------------------------
Other assets                                                          237,318
=============================================================================
    Total assets                                               28,391,503,877
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           329,391,647
-----------------------------------------------------------------------------
  Dividends                                                        22,694,969
-----------------------------------------------------------------------------
  Deferred compensation plan                                          344,677
-----------------------------------------------------------------------------
Accrued distribution fees                                             868,780
-----------------------------------------------------------------------------
Accrued directors' fees                                               690,790
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           479,586
-----------------------------------------------------------------------------
Accrued operating expenses                                            632,239
=============================================================================
    Total liabilities                                             355,102,688
=============================================================================
Net assets applicable to shares outstanding                   $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $28,033,722,732
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,678,959
=============================================================================
                                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $21,240,698,662
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   978,383,482
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    47,265,983
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,473,591,100
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    57,082,236
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,239,379,726
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            21,238,605,055
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          978,299,714
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          47,264,708
_____________________________________________________________________________
=============================================================================
Cash Management                                                 4,473,177,698
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      57,081,678
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,239,293,377
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $486,848,043
==========================================================================

EXPENSES:

Advisory fees                                                   50,444,589
--------------------------------------------------------------------------
Administrative services fees                                     1,478,810
--------------------------------------------------------------------------
Custodian fees                                                     535,640
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,886,422
--------------------------------------------------------------------------
  Personal Investment Class                                        264,903
--------------------------------------------------------------------------
  Cash Management Class                                          5,831,375
--------------------------------------------------------------------------
  Reserve Class                                                    537,761
--------------------------------------------------------------------------
  Resource Class                                                 2,575,170
--------------------------------------------------------------------------
Directors' fees                                                    605,192
--------------------------------------------------------------------------
Transfer agent fees                                              5,162,855
--------------------------------------------------------------------------
Other                                                              143,818
--------------------------------------------------------------------------
Filing fee refund                                               (1,251,673)
==========================================================================
    Total expenses                                              71,214,862
==========================================================================
Less: Fees waived                                              (21,804,747)
==========================================================================
    Net expenses                                                49,410,115
==========================================================================
Net investment income                                          437,437,928
==========================================================================
Net realized gain from investment securities                       222,356
==========================================================================
Net increase in net assets resulting from operations          $437,660,284
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   437,437,928    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       222,356            929,565
===============================================================================================
    Net increase in net assets resulting from operations         437,660,284        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (339,841,789)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (9,944,836)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (251,405)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (72,636,877)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (240,042)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (14,522,979)       (30,374,835)
===============================================================================================
    Decrease in net assets resulting from distributions         (437,437,928)      (871,551,545)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,882,172,341)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       169,919,767       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       16,988,324         18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (1,286,520,760)       260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    5,802,855         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (306,784,517)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (9,282,766,672)     2,469,810,219
===============================================================================================
    Net increase (decrease) in net assets                     (9,282,544,316)     2,470,739,784
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of year                                           37,318,945,505     34,848,205,721
===============================================================================================
  End of year                                                $28,036,401,189    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Total Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived advisory fees of $18,538,393.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $1,478,810 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $5,044,459 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,931,853, $193,606, $4,665,100, $463,548 and $2,575,170, respectively, after
FMC waived plan fees of $1,954,569, $71,297, $1,166,275, $74,213 and $0, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $68,007 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                  2003            2002
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $437,437,928    $871,551,545
__________________________________________________________________________________________
==========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $     3,727,333
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,048,876)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     28,033,722,732
=============================================================================
Total net assets                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of director deferral of compensation and retirement plan expenses.

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                  CHANGES IN CAPITAL STOCK OUTSTANDING
                             ------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2003                                     2002
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         419,054,374,755    $ 419,054,374,755     586,514,671,312    $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      9,405,817,790        9,405,817,790      17,787,233,352       17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       133,770,375          133,770,375         135,176,893          135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        66,799,786,336       66,799,786,336      93,169,483,414       93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   102,414,453          102,414,453         132,778,052          132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                8,435,843,716        8,435,843,716      11,871,763,813       11,871,763,813
-----------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class              93,354,431           93,354,431         191,080,549          191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          4,021,536            4,021,536           9,235,046            9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           178,509              178,509             222,812              222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            44,707,654           44,707,654          84,049,065           84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       257,929              257,929             217,048              217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                   12,586,231           12,586,231          27,437,407           27,437,407
-----------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class        (427,029,901,527)    (427,029,901,527)   (584,356,082,067)    (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (9,239,919,559)      (9,239,919,559)    (18,277,525,187)     (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (116,960,560)        (116,960,560)       (117,052,267)        (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (68,131,014,750)     (68,131,014,750)    (92,993,504,792)     (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (96,869,527)         (96,869,527)        (86,885,410)         (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,755,214,464)      (8,755,214,464)    (11,622,488,821)     (11,622,488,821)
===========================================================================================================
                               (9,282,766,672)   $  (9,282,766,672)      2,469,810,219    $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================



NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        INSTITUTIONAL CLASS
                             -------------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                             -------------------------------------------------------------------------
                                2003              2002           2001           2000           1999
------------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                  $      1.00       $      1.00    $      1.00    $      1.00    $     1.00
------------------------------------------------------------------------------------------------------
Net investment income               0.01              0.02           0.05           0.06          0.05
======================================================================================================
Less distributions from net
  investment income                (0.01)            (0.02)         (0.05)         (0.06)        (0.05)
======================================================================================================
Net asset value, end of
  period                     $      1.00       $      1.00    $      1.00    $      1.00    $     1.00
______________________________________________________________________________________________________
======================================================================================================
Total return(a)                     1.32%             2.16%          5.54%          6.12%         5.17%
______________________________________________________________________________________________________
======================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)             $21,240,699       $29,122,702    $26,772,308    $17,353,163    $4,541,935
______________________________________________________________________________________________________
======================================================================================================
Ratio of expenses to
  average net assets:
  With fee waivers                  0.11%(b)          0.11%          0.10%          0.09%         0.09%
------------------------------------------------------------------------------------------------------
  Without fee waivers               0.17%(b)          0.19%          0.19%          0.19%         0.18%
======================================================================================================
Ratio of net investment
  income to average net
  assets                            1.34%(b)          2.12%          5.19%          6.04%         5.02%
______________________________________________________________________________________________________
======================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $25,444,384,862.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE           DIRECTOR AND/      PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             OR OFFICER SINCE   DURING PAST 5 YEARS                             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993               Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                             and Frankel LLP                                 (registered investment
                                                                                                       company)
-----------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of      None
  Director                                             the USA
-----------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993               Partner, law firm of Pennock & Cooper           None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                         None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993               Executive Vice President, Development and       None
  Director                                             Operations Hines Interests Limited
                                                       Partnership (real estate development company)
-----------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary      N/A
  Senior Vice President                                and General Counsel, A I M Management Group
                                                       Inc. (financial services holding company) and
                                                       A I M Advisors, Inc.; Vice President, A I M
                                                       Capital Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.(3);
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.;
                                                       and Senior Vice President and General
                                                       Counsel, Liberty Funds Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993               Director, Chairman and Director of              N/A
  Senior Vice President                                Investments, A I M Capital Management, Inc.;
                                                       Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and
                                                       AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and
                                                       President, A I M Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research            N/A
  Vice President                                       Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993               Vice President and Chief Compliance Officer,    N/A
  Vice President                                       A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
-----------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993               Managing Director and Chief Cash Management     N/A
  Vice President                                       Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                       President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993               Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                         Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (Unaudited)

Of the ordinary dividends paid, 0.25% was derived from U.S. Treasury
Obligations.

                        ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                            LIQUID ASSETS PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


LAP-AR-4

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Co.'s Liquid
ROBERT H.           Assets Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November
                    2002, it reduced the rate from 1.75% to 1.25%. In late June
                    2003, it reduced that rate to 1.00%, its lowest level since
                    1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Personal Investment Class was producing a monthly yield of 0.44% and a seven-day SEC yield of 0.44%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields. The weighted average maturity (WAM) remained in the 38- to 60-day range; at the close of the reporting period, the WAM stood at 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $47.3 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.



                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.08%(a)

FINANCIAL-25.08%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.55%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/22/03; Cost $41,406,228)
  1.20%                                        09/10/03   $ 41,560   $    41,547,532
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $223,474,677)
  0.97%                                        10/01/03    224,139       223,957,821
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $59,925,562)
  0.97%                                        11/12/03     60,172        60,055,266
------------------------------------------------------------------------------------
  (Acquired 06/25/03; Cost $149,465,375)
  0.91%                                        11/13/03    150,000       149,723,208
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $101,389,167)
  0.98%                                        11/14/03    101,816       101,610,899
------------------------------------------------------------------------------------
Fleet Funding Corp. (General Electric Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $99,659,528)
  1.03%                                        10/09/03    100,000        99,891,278
------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $36,942,280)
  1.04%                                        09/03/03     37,000        36,997,862
====================================================================================
                                                                         713,783,866
====================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.35%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $60,005,368)
  1.03%                                        09/09/03     60,112        60,098,241
------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 08/06/03; Cost $38,743,745)
  1.06%                                        09/12/03     38,786        38,773,438
====================================================================================
                                                                          98,871,679
====================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.12%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 06/02/03; Cost $74,615,000)
  1.20%                                        11/03/03     75,000        74,842,500
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $19,944,800)
  1.08%                                        11/20/03     20,000        19,952,000
------------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $49,859,208)
  1.09%                                        09/12/03     50,000        49,983,347
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Forrestal Funding Master Trust (Bank of
  America-ABS Program Sponsor)(b)
  (Acquired 08/22/03; Cost $225,292,170)
  1.06%                                        09/22/03   $225,498   $   225,358,567
------------------------------------------------------------------------------------
Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/20/03; Cost $25,002,801)
  1.08%                                        11/20/03     25,072        25,011,827
------------------------------------------------------------------------------------
Three Rivers Funding Corp. (Mellon Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,084
------------------------------------------------------------------------------------
Triple A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,083
------------------------------------------------------------------------------------
Tulip Funding Corp. (ABN AMRO Bank N.V.-ABS
  Program Sponsor)(b)
  (Acquired 08/06/03; Cost $99,917,556)
  1.06%                                        09/03/03    100,000        99,994,111
====================================================================================
                                                                         595,080,519
====================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.09%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 07/03/03; Cost $54,094,845)
  1.04%                                        10/10/03     54,250        54,188,878
------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/06/03; Cost $99,873,389)
  1.06%                                        09/18/03    100,000        99,949,944
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $72,103,070)
  1.07%                                        10/07/03     72,359        72,281,576
------------------------------------------------------------------------------------
  (Acquired 06/10/03; Cost $199,286,667)
  1.07%                                        10/08/03    200,000       199,780,056
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $44,845,500)
  1.03%                                        10/09/03     45,000        44,951,075
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $256,155,426)
  1.03%                                        10/10/03    257,000       256,712,418
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $87,482,218)
  1.19%                                        11/10/03     88,000        87,796,378
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $173,958,750)
  1.19%                                        11/12/03    175,000       174,583,500
------------------------------------------------------------------------------------
  (Acquired 07/03/03; Cost $27,315,857)
  1.03%                                        12/17/03     27,447        27,362,974
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,899,889)
  1.06%                                        09/25/03    100,000        99,929,334
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $80,227,236)
  1.06%                                        09/26/03     80,310        80,250,883
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/21/03; Cost $99,900,361)
  1.06%                                        09/24/03   $100,000   $    99,932,597
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $134,864,850)
  1.06%                                        09/30/03    135,000       134,884,725
------------------------------------------------------------------------------------
  (Acquired 07/08/03; Cost $40,995,649)
  1.04%                                        10/06/03     41,102        41,060,641
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $72,082,084)
  1.04%                                        11/10/03     72,400        72,253,591
------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-NY Branch-ABS Program Sponsor)
  1.06%                                        09/22/03    100,630       100,567,777
------------------------------------------------------------------------------------
  Floating Rate, 1.07%(d)                      01/20/04     60,000        60,000,000
====================================================================================
                                                                       1,706,486,347
====================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-7.06%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $99,767,444)
  0.91%                                        09/26/03    100,000        99,936,806
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $99,728,194)
  1.03%                                        10/14/03    100,000        99,876,972
------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $149,863,083)
  1.06%                                        09/26/03    150,000       149,889,583
------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $99,721,000)
  1.08%                                        11/21/03    100,000        99,757,000
------------------------------------------------------------------------------------
FCAR Owner Trust II-Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 06/03/03; Cost $99,691,611)
  1.22%                                        09/02/03    100,000        99,996,611
------------------------------------------------------------------------------------
  (Acquired 06/03/03; Cost $99,688,222)
  1.22%                                        09/03/03    100,000        99,993,222
------------------------------------------------------------------------------------
  (Acquired 06/12/03; Cost $141,189,245)
  1.04%                                        09/17/03    141,586       141,520,556
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $96,725,248)
  1.03%                                        10/17/03     97,000        96,872,337
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $99,733,000)
  1.08%                                        11/17/03    100,000        99,769,000
------------------------------------------------------------------------------------
  (Acquired 08/07/03, Cost $54,805,300)
  1.08%                                        12/03/03     55,000        54,846,550
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $199,545,000)
  0.91%                                        09/23/03   $200,000   $   199,888,778
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $74,922,708)
  1.06%                                        09/25/03     75,000        74,947,000
------------------------------------------------------------------------------------
  (Acquired 04/16/03; Cost $39,755,000)
  1.26%                                        10/08/03     40,000        39,948,200
------------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $124,606,250)
  1.08%                                        11/18/03    125,000       124,707,500
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $199,279,333)
  1.10%                                        12/02/03    200,000       199,442,889
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $99,630,278)
  1.10%                                        12/03/03    100,000        99,715,833
------------------------------------------------------------------------------------
  (Acquired 08/07/03; Cost $124,550,000)
  1.08%                                        12/05/03    125,000       124,643,750
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $74,743,500)
  1.08%                                        12/12/03     75,000        74,770,500
====================================================================================
                                                                       1,980,523,087
====================================================================================

DIVERSIFIED BANKS-0.52%

Societe Generale North America (France)
  1.10%                                        12/11/03    144,570       144,125,869
====================================================================================

INVESTMENT BANKING & BROKERAGE-2.80%

Bear, Stearns & Co. Inc.
  1.04%                                        09/19/03    200,000       199,896,000
------------------------------------------------------------------------------------
  1.01%                                        10/10/03    185,000       184,797,579
------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(e)
  1.23%                                        09/30/03     50,000        50,000,000
------------------------------------------------------------------------------------
  1.23%                                        10/14/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        11/20/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        12/04/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.20%                                        01/23/04     50,000        50,000,000
====================================================================================
                                                                         784,693,579
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.14%

GE Capital International Funding Inc.-Series
  A(b)
  (Acquired 04/23/03; Cost $129,181,000)
  1.26%                                        10/20/03    130,000       129,777,050
------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.03%                                        10/08/03     41,000        40,956,597
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley, Floating Rate(e)
  1.14%                                        12/01/03   $150,000   $   150,000,000
====================================================================================
                                                                         320,733,647
====================================================================================

REGIONAL BANKS-2.45%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.23%                                        11/03/03    100,000        99,784,750
------------------------------------------------------------------------------------
Danske Corp. (Denmark)
  1.08%                                        12/23/03     25,187        25,101,616
------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)
  1.03%                                        09/15/03    200,000       199,919,889
------------------------------------------------------------------------------------
  1.03%                                        09/16/03    100,000        99,957,083
------------------------------------------------------------------------------------
  0.91%                                        09/23/03    100,000        99,944,389
------------------------------------------------------------------------------------
  1.07%                                        11/05/03    163,000       162,685,094
====================================================================================
                                                                         687,392,821
====================================================================================
    Total Financial                                                    7,031,691,414
====================================================================================
    Total Commercial Paper (Cost
      $7,031,691,414)                                                  7,031,691,414
====================================================================================
TIME DEPOSITS-15.75%

Danske Bank A/S-Cayman (Denmark)
  1.02%                                        09/02/03    370,000       370,000,000
------------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  1.00%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Fifth Third Bank-Cayman
  1.01%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
ING Belgium S.A./N.V.-Brussels (Belgium)
  1.13%                                        09/02/03    800,000       800,000,000
------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank-Milwaukee
  1.00%                                        09/02/03    261,489       261,488,678
------------------------------------------------------------------------------------
Rabobank Nederland-London (Netherlands)
  1.14%                                        09/02/03    585,000       585,000,000
------------------------------------------------------------------------------------
Royal Bank of Canada-Cayman (Canada)
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.02%                                        09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
Suntrust Bank Atlanta-Cayman
  0.97%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
WestLB A.G.-Cayman (Germany)
  1.13%                                        09/02/03    150,000       150,000,000
====================================================================================
    Total Time Deposits (Cost $4,416,488,678)                          4,416,488,678
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-13.03%

Barclays Bank PLC (United Kingdom)
  1.03%                                        10/14/03   $200,000   $   200,000,000
------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04     75,000        75,027,868
------------------------------------------------------------------------------------
Citibank N.A.
  1.07%                                        11/03/03    100,000        99,999,854
------------------------------------------------------------------------------------
  1.08%                                        11/05/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.08%                                        11/06/03    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.03%                                        09/11/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/03/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.04%                                        10/09/03    100,000       100,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.36%                                        01/28/04    150,000       149,998,469
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.03%                                        10/22/03    200,000       200,000,000
------------------------------------------------------------------------------------
Dexia Bank S.A.-New York Branch (Belgium)(e)
  1.03%                                        06/09/04    200,000       199,968,934
------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.08%                                        09/12/03    230,000       230,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/17/03    200,000       200,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000        75,000,000
------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York Branch (United
  Kingdom)
  1.21%                                        12/11/03    100,000       100,000,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.04%                                        07/23/04    300,000       300,000,000
------------------------------------------------------------------------------------
  1.26%                                        08/24/04    229,000       229,000,000
------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.21%                                        10/31/03    150,000       150,060,651
------------------------------------------------------------------------------------
  1.19%                                        08/04/04     75,000        74,993,044
------------------------------------------------------------------------------------
Societe Generale (France)
  1.25%                                        10/16/03    100,000        99,997,510
------------------------------------------------------------------------------------
  1.16%                                        08/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.61%                                        10/08/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        03/17/04     70,000        69,996,198
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.06%                                        09/22/03    100,000       100,000,000
====================================================================================
    Total Certificates of Deposit (Cost
      $3,654,042,528)                                                  3,654,042,528
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-8.38%

FEDERAL FARM CREDIT BANK-0.27%

Bonds,
  1.80%                                        09/03/03   $ 75,000   $    75,000,000
====================================================================================

FEDERAL HOME LOAN BANK-3.09%

Unsec. Bonds,
  2.50%                                        11/14/03     61,800        61,877,787
------------------------------------------------------------------------------------
  1.20%                                        04/08/04    200,965       200,959,245
------------------------------------------------------------------------------------
  1.42%                                        04/21/04     93,000        93,000,000
------------------------------------------------------------------------------------
  1.38%                                        05/11/04    145,000       145,000,000
------------------------------------------------------------------------------------
  1.12%                                        07/12/04    235,000       235,000,000
------------------------------------------------------------------------------------
  1.22%                                        08/04/04    100,000        99,984,855
------------------------------------------------------------------------------------
  1.28%                                        09/08/04     30,000        30,000,000
====================================================================================
                                                                         865,821,887
====================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.52%

Reference Bills,(a)
  1.04%                                        09/11/03     30,000        29,991,333
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        10/15/03     47,000        46,940,258
------------------------------------------------------------------------------------
  1.06%                                        10/31/03    250,000       249,558,333
------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        01/15/04    100,000       100,629,476
====================================================================================
                                                                         427,119,400
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.13%

Pass Thru Ctfs.,
  1.09%                                        12/01/03     98,615        98,346,465
------------------------------------------------------------------------------------
  1.10%                                        12/01/03    230,479       229,845,182
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        09/30/03    250,000       249,752,292
------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     50,000        51,482,370
------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03     75,000        75,525,258
------------------------------------------------------------------------------------
  1.08%                                        12/31/03    100,000        99,637,000
------------------------------------------------------------------------------------
  1.18%                                        07/23/04     75,000        74,198,583
====================================================================================
                                                                         878,787,150
====================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.00%

Floating Rate Notes,(f)(g)
  1.11%                                        01/15/09        494           494,175
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.37%

Global Notes,
  5.00%                                        06/30/04   $100,000   $   103,293,929
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $2,350,516,541)                                            2,350,516,541
====================================================================================
PROMISSORY NOTES-4.91%

Goldman Sachs Group, Inc. (The)(b)(h)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%                                        03/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%                                        06/21/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 03/06/03; Cost $125,000,000)
  1.32%(e)                                     09/03/03    125,000       125,000,000
------------------------------------------------------------------------------------
  (Acquired 03/21/03; Cost $100,000,000)
  1.26%(e)                                     09/17/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 03/27/03; Cost $140,000,000)
  1.19%(e)                                     09/29/03    140,000       140,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/02/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 04/09/03; Cost $130,000,000)
  1.20%(e)                                     10/06/03    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/06/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $211,000,000)
  1.33%(e)                                     10/07/03    211,000       211,000,000
====================================================================================
    Total Promissory Notes (Cost
      $1,376,000,000)                                                  1,376,000,000
====================================================================================
VARIABLE RATE DEMAND NOTES-4.74%(j)

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR(b)(d)(f)(i)
  (Acquired 01/25/02; Cost $12,000,000)
  1.08%                                        02/01/23     12,000        12,000,000
====================================================================================

INSURED-2.20%(c)(f)(g)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.06%                                        12/01/36      8,100         8,100,000
------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Taxable Home Mortgage Series 1998 RB
  Series M, 1.03%                              08/01/19     10,585        10,585,000
------------------------------------------------------------------------------------
  Series M, 1.03%                              08/01/23     28,530        28,530,000
------------------------------------------------------------------------------------
  Series T, 1.05%                              08/01/29     13,980        13,980,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Connecticut (State of) Housing Financing
  Authority (Housing Mortgage Finance
  Program); RB
  Taxable Series 1998 F-2, 1.11%               11/15/16   $ 25,450   $    25,450,000
------------------------------------------------------------------------------------
  Taxable Series 2002 A-5, 1.10%               05/15/33     19,365        19,365,000
------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; RB
  Taxable Series 1995 A, 1.10%                 05/15/17     11,100        11,100,000
------------------------------------------------------------------------------------
  Taxable Series 1995 B, 1.10%                 05/15/25     23,900        23,900,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.05%                                        01/01/34     31,200        31,200,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Housing Series 2000 A RB
  1.05%                                        01/01/45     59,580        59,580,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.10%                                        01/01/47     39,320        39,320,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B, 1.11%                 09/01/32     12,870        12,870,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-I, 1.11%               09/01/34      7,100         7,100,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-II, 1.11%              09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III, 1.11%             09/01/34      3,350         3,350,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1 1.12%                  09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1 1.12%                  08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2 1.12%                  08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.06%                                        12/01/20     33,005        33,005,000
------------------------------------------------------------------------------------
Minnesota (State of) Fairview, Minnesota
  Hospital & Health Care Services;
  Taxable Series 1994 A ACES
  1.10%                                        11/01/15      4,400         4,400,000
------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C
  Floating Rate RB
  1.12%                                        11/15/29     19,300        19,300,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.10%                                        09/01/30     40,000        40,000,000
====================================================================================
                                                                         618,135,000
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.50%(f)(k)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 03/28/02; Cost $6,100,000)
  1.11%                                        06/01/17   $  6,100   $     6,100,000
------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.13%                                        02/01/15     30,479        30,479,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)(g)
  1.12%                                        01/01/29      1,140         1,140,000
------------------------------------------------------------------------------------
Barrington Development Funding LLC; Series
  2002 A Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/01/32      6,005         6,005,000
------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $91,030,000)
  1.13%                                        07/01/08     91,030        91,030,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        09/01/19     18,400        18,400,000
------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/02/19      5,024         5,024,000
------------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $9,064,000)
  1.13%(b)                                     07/01/20      9,064         9,064,000
------------------------------------------------------------------------------------
  1.13%                                        09/01/20        470           470,000
------------------------------------------------------------------------------------
  1.13%                                        05/01/26      7,500         7,500,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $1,100,000)
  1.11%                                        09/01/34      1,100         1,100,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)(g)
  1.13%                                        07/01/20      9,149         9,149,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 05/31/02; Cost $10,435,000)
  1.13%                                        08/31/16     10,435        10,435,000
------------------------------------------------------------------------------------
Georgia (State of) Brooks Development
  Authority (Langboard Inc. Project);
  Series 2003 IDR (LOC-Bank of America
  N.A.)(g)
  1.11%                                        04/01/18     10,000        10,000,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------
Health Insurance Plan of Greater New York;
  Series 1990 B-1 ACES
  (LOC-JP Morgan Chase & Co.)(g)
  1.08%                                        07/01/16      2,900         2,900,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB
  (LOC-Bank One Chicago N.A.)(g)
  1.11%                                        09/01/31      7,700         7,700,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        02/01/18   $ 15,300   $    15,300,000
------------------------------------------------------------------------------------
Michigan (State of) Botsford General
  Hospital; Series 1997 A RB
  (LOC-Michigan National Bank)(e)
  1.10%                                        02/15/27     10,300        10,300,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2002
  IDR
  (LOC-Wachovia Bank N.A.) (Acquired
  05/23/02; Cost $40,000,000)(b)(g)
  1.11%                                        05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); Series 2003 RB
  (LOC-Bayerische Landesbank)(g)
  1.09%                                        06/01/33      8,300         8,300,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)(g)
  1.09%                                        09/15/07     10,000        10,000,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 A RB
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/14     13,800        13,800,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Raleigh; Series 2002 A RB
  (LOC-Bank of America N.A.)(g)
  1.16%                                        06/01/18      1,800         1,800,000
------------------------------------------------------------------------------------
Ohio (State of) (Fayette County Memorial
  Hospital); Series 2003 RB
  (LOC-National City Bank)(g)
  1.10%                                        08/01/23      2,400         2,400,000
------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)(g)
  1.10%                                        12/01/22      5,000         5,000,000
------------------------------------------------------------------------------------
Sabine River Authority of Texas (TXU Energy
  Co. LLC Project); Series 2001 E PCR
  (LOC-Chase Manhattan Bank)(g)
  1.11%                                        12/01/36      1,587         1,587,142
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); RB
  (LOC-Bank of New York)(g)
  Series 2002 G, 1.10%                         08/01/29      8,000         8,000,000
------------------------------------------------------------------------------------
  Series 2002 H, 1.10%                         08/01/29     17,226        17,226,000
------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 2003 B Notes
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/53     15,000        15,000,000
------------------------------------------------------------------------------------
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)(g)
  1.18%                                        10/01/46      1,250         1,250,000
------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        11/01/52     10,000        10,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank
  N.A.)(b)(g)
  (Acquired 05/16/02; Cost $60,000)
  1.13%                                        08/01/19   $     60   $        60,000
------------------------------------------------------------------------------------
Texas (State of) Brazos River Authority (TXU
  Energy Co. LLC Project); Series 2001 I PCR
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        12/01/36     62,920        62,920,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)(g)
  1.13%                                        06/01/30     29,140        29,140,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Series 1998 IDR
  (LOC-Bank One Chicago N.A.)(g)
  1.13%                                        10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 RB (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $48,145,000)(b)(g)
  1.13%                                        07/01/26     48,145        48,145,000
------------------------------------------------------------------------------------
Virginia (State of) Richmond Redevelopment &
  Housing Authority Project (Old Manchester);
  Taxable Series 1995 B RB (LOC-Wachovia Bank
  N.A.)(d)
  1.15%                                        12/01/25      1,590         1,590,000
------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        07/01/17      6,900         6,900,000
------------------------------------------------------------------------------------
Wisconsin (State of) Madison Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; U.S. Bancorp; M&I Marshall
  & Ilsley; Northern Trust Co.)(g)
  1.13%                                        06/01/36    115,000       115,000,000
====================================================================================
                                                                         699,614,142
====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,329,749,142)                                                  1,329,749,142
====================================================================================
ASSET BACKED NOTES-4.08%

STRUCTURED-2.60%

Carmax Auto Owner Trust-Series 2003-1, Class
  A-1
  1.24%                                        06/15/04     40,136        40,136,423
------------------------------------------------------------------------------------
Granite Mortgages PLC (United Kingdom)-Series
  2003-1, Class 1A1, Floating Rate
  Bonds(b)(d)
  (Acquired 01/22/03; Cost $50,000,000)
  1.10%                                        01/20/04     50,000        50,000,000
------------------------------------------------------------------------------------
Holmes Financing (No. 6) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.11%                                        10/15/03     72,500        72,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.07%                                        04/15/04   $100,000   $   100,000,000
------------------------------------------------------------------------------------
Honda Auto Receivables 2003-2 Owner
  Trust-Class A-1 Notes
  1.23%                                        06/11/04     73,596        73,596,305
------------------------------------------------------------------------------------
Household Automotive Trust-Series 2003-1,
  Class A-1(c)
  1.24%                                        05/17/04     36,773        36,772,528
------------------------------------------------------------------------------------
IKON Receivables Funding LLC Lease-Backed
  Notes-Series 2003-1, Class A-1(c)
  1.31%                                        05/17/04     48,644        48,643,911
------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom) Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  (Acquired 02/26/03; Cost
  $105,000,000)(b)(d)
  1.07%                                        03/10/04    105,000       105,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 14A, Class A1, Floating
  Rate Bonds (Acquired 03/17/03; Cost
  $55,826,175)(b)
  1.14%                                        03/10/04     55,826        55,826,175
------------------------------------------------------------------------------------
Triad Automobile Receivables Trust-Series
  2003-A, Class A-1(c)
  1.25%                                        04/12/04     34,118        34,117,936
------------------------------------------------------------------------------------
WFS Financial 2003-2 Owner Trust, Class A-1
  1.26%                                        06/14/04     99,056        99,055,851
------------------------------------------------------------------------------------
World Omni Auto Receivables Trust-Series
  2003-A, Class A-1
  1.30%                                        03/15/04     12,738        12,737,635
====================================================================================
                                                                         728,386,764
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.48%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)(b)(e)
  (Acquired 10/02/02; Cost $75,000,000)
  1.12%                                        10/07/03     75,000        75,000,000
------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.11%                                        10/16/03    100,000        99,999,384
------------------------------------------------------------------------------------
  (Acquired 05/19/03; Cost $89,111,606)
  1.24%                                        04/30/04     89,000        89,078,514
------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%                                        05/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%                                        06/16/04    100,000        99,992,104
====================================================================================
                                                                         414,070,002
====================================================================================
    Total Asset Backed Notes (Cost
      $1,142,456,766)                                                  1,142,456,766
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-2.76%(l)

Merrill Lynch Mortgage Capital, Inc.(b)(m)
  (Acquired 08/25/03; Cost $220,000,000)
  1.27%                                        02/23/04   $220,000   $   220,000,000
------------------------------------------------------------------------------------
Morgan Stanley(b)(n)
  (Acquired 03/17/03; Cost $555,000,000)
  1.20%                                        09/15/03    555,000       555,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $775,000,000)                                                      775,000,000
====================================================================================
MEDIUM TERM NOTES-2.54%

Associates Corp. of North America, Sr. Global
  MTN,
  5.80%                                        04/20/04     49,000        50,443,106
------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A
  Floating Rate Global MTN, 1.33%(e)           10/22/03     40,000        40,005,870
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.19%(d)                  09/08/04    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding(d)
  (Acquired 08/20/03; Cost $90,000,000)
  Floating Rate Global MTN, 1.12%(b)           09/15/04     90,000        90,000,000
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.12%                     09/27/04     99,300        99,300,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia),
  Euro Floating Rate MTN,(o)
  1.20%                                        03/12/04     50,000        50,008,379
------------------------------------------------------------------------------------
  1.13%                                        05/02/04     50,000        50,013,519
====================================================================================
    Total Medium Term Notes (Cost
      $712,670,874)                                                      712,670,874
====================================================================================
FUNDING AGREEMENTS-1.66%

New York Life Insurance Co.(b)(d)(h)
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%                                        04/07/04    265,000       265,000,000
------------------------------------------------------------------------------------
Travelers Insurance Co.(b)(h)(o)
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        11/25/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        08/27/04    100,000       100,000,000
====================================================================================
    Total Funding Agreements (Cost
      $465,000,000)                                                      465,000,000
====================================================================================
BANK NOTES-1.52%

BNP Paribas-New York Branch (France),
  Floating Rate Notes,(e)
  1.04%                                        06/07/04    200,000       199,968,979
------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,(e)
  1.04%                                        06/14/04    100,000        99,984,285
------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,(o)
  1.19%                                        06/24/04     25,000        25,044,996
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate
  Notes,(e)
  1.04%                                        05/10/04    100,000       100,000,000
====================================================================================
    Total Bank Notes (Cost $424,998,260)                                 424,998,260
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
PUTTABLE RESET NOTES-1.01%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)(b)
  4.49%                                        02/22/04   $100,000   $   101,531,392
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04    175,000       180,536,131
====================================================================================
    Total Puttable Reset Notes (Cost
      $282,067,523)                                                      282,067,523
====================================================================================
U.S. TREASURY NOTES-0.36%

3.00%                                          01/31/04    100,000       100,717,649
====================================================================================
    Total U.S. Treasury Notes (Cost
      $100,717,649)                                                      100,717,649
====================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,061,399,375)                               24,061,399,375
====================================================================================
REPURCHASE AGREEMENTS-15.33%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(p)                                     09/02/03     37,000        37,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(q)                                     09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
  1.08%(r)                                     09/02/03    102,000       102,000,000
------------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(s)                                     09/02/03      2,116         2,116,069
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(t)                                     09/02/03    252,501       252,501,380
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(u)                                     09/02/03    297,003       297,002,850
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(v)                                     09/02/03    307,000       307,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(w)                                     09/02/03    287,000       287,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(x)                                     07/09/04    300,000       300,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(y)                                     09/02/03    224,536       224,536,185
------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(z)                                     09/02/03     52,000        52,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.07%(aa)                                    09/02/03    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(ab)                                    09/02/03    100,000       100,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(ac)                                    09/02/03    372,163       372,163,170
------------------------------------------------------------------------------------
  1.05%(ad)                                    09/02/03    425,000       425,000,000
------------------------------------------------------------------------------------
  1.05%(ae)                                    09/02/03    475,814       475,814,111
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.03%(af)                                    09/02/03   $275,616   $   275,616,254
------------------------------------------------------------------------------------
  1.08%(ag)                                    09/02/03     62,000        62,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.13%(ah)                                    09/02/03    127,000       127,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,298,750,019)                                                  4,298,750,019
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS (Cost
  $28,360,149,394)(ai)-101.15%                                        28,360,149,394
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(1.15)%                                   (323,748,205)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $28,036,401,189
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $8,939,316,340, which represented 31.88% of the Fund's net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Corp. or Financial Security Assurance.
(d) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(e) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(g) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/03.
(h) Security considered to be illiquid. The aggregate market value of these securities at 08/31/03 was $1,841,000,000 which represents 6.57% of the Fund's net assets.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) Interest on these securities is taxable income to the Fund.
(k) Principal and interest payments are guaranteed by the letter of credit agreement.
(l) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(o) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(q) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,030,000. Collateralized by $252,007,493 U.S. Government obligations, 5.50% to 6.00% due 12/01/32 to 06/01/33 with an aggregate market value at 08/31/03 of $255,000,000.
(s) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(t) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(u) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.
(v) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% to 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(w) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(x) Term repurchase agreement entered into 08/29/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $526,959,000 U.S. Treasury obligations, 0% to 8.13% due 11/15/15 to 08/15/21 with an aggregate market value at 08/31/03 of $306,000,504.
(y) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(z) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(aa)Repurchase agreement entered into 08/29/03 with a maturing value of $250,029,722. Collateralized by $252,112,237 U.S. Government obligations, 0% to 0% due 05/01/23 to 08/01/33 with a market value at 08/31/03 of $255,000,797.
(ab)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(ac)Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(ad)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $496,282,742 U.S. Government obligations, 4.50% to 8.00% due 10/01/08 to 07/01/33 with an aggregate market value at 08/31/03 of $510,001,793.
(ae)Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.

(af)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(ag)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(ah)Joint repurchase agreement entered into 08/29/03 with a maturing value of $200,025,000. Collateralized by $196,970,652 U.S. Government obligations, 4.51% to 7.24% due 11/01/10 to 10/01/32 with an aggregate market value at 08/31/03 of $204,000,000.
(ai)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                            $24,061,399,375
-----------------------------------------------------------------------------
Repurchase agreements                                           4,298,750,019
-----------------------------------------------------------------------------
Interest receivable                                                30,772,488
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             344,677
-----------------------------------------------------------------------------
Other assets                                                          237,318
=============================================================================
    Total assets                                               28,391,503,877
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           329,391,647
-----------------------------------------------------------------------------
  Dividends                                                        22,694,969
-----------------------------------------------------------------------------
  Deferred compensation plan                                          344,677
-----------------------------------------------------------------------------
Accrued distribution fees                                             868,780
-----------------------------------------------------------------------------
Accrued directors' fees                                               690,790
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           479,586
-----------------------------------------------------------------------------
Accrued operating expenses                                            632,239
=============================================================================
    Total liabilities                                             355,102,688
=============================================================================
Net assets applicable to shares outstanding                   $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $28,033,722,732
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,678,959
=============================================================================
                                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $21,240,698,662
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   978,383,482
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    47,265,983
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,473,591,100
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    57,082,236
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,239,379,726
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            21,238,605,055
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          978,299,714
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          47,264,708
_____________________________________________________________________________
=============================================================================
Cash Management                                                 4,473,177,698
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      57,081,678
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,239,293,377
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $486,848,043
==========================================================================

EXPENSES:

Advisory fees                                                   50,444,589
--------------------------------------------------------------------------
Administrative services fees                                     1,478,810
--------------------------------------------------------------------------
Custodian fees                                                     535,640
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,886,422
--------------------------------------------------------------------------
  Personal Investment Class                                        264,903
--------------------------------------------------------------------------
  Cash Management Class                                          5,831,375
--------------------------------------------------------------------------
  Reserve Class                                                    537,761
--------------------------------------------------------------------------
  Resource Class                                                 2,575,170
--------------------------------------------------------------------------
Directors' fees                                                    605,192
--------------------------------------------------------------------------
Transfer agent fees                                              5,162,855
--------------------------------------------------------------------------
Other                                                              143,818
--------------------------------------------------------------------------
Filing fee refund                                               (1,251,673)
==========================================================================
    Total expenses                                              71,214,862
==========================================================================
Less: Fees waived                                              (21,804,747)
==========================================================================
    Net expenses                                                49,410,115
==========================================================================
Net investment income                                          437,437,928
==========================================================================
Net realized gain from investment securities                       222,356
==========================================================================
Net increase in net assets resulting from operations          $437,660,284
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   437,437,928    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       222,356            929,565
===============================================================================================
    Net increase in net assets resulting from operations         437,660,284        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (339,841,789)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (9,944,836)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (251,405)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (72,636,877)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (240,042)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (14,522,979)       (30,374,835)
===============================================================================================
    Decrease in net assets resulting from distributions         (437,437,928)      (871,551,545)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,882,172,341)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       169,919,767       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       16,988,324         18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (1,286,520,760)       260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    5,802,855         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (306,784,517)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (9,282,766,672)     2,469,810,219
===============================================================================================
    Net increase (decrease) in net assets                     (9,282,544,316)     2,470,739,784
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of year                                           37,318,945,505     34,848,205,721
===============================================================================================
  End of year                                                $28,036,401,189    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Total Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived advisory fees of $18,538,393.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $1,478,810 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $5,044,459 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,931,853, $193,606, $4,665,100, $463,548 and $2,575,170, respectively, after
FMC waived plan fees of $1,954,569, $71,297, $1,166,275, $74,213 and $0, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $68,007 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                  2003            2002
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $437,437,928    $871,551,545
__________________________________________________________________________________________
==========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $     3,727,333
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,048,876)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     28,033,722,732
=============================================================================
Total net assets                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of director deferral of compensation and retirement plan expenses.

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                  CHANGES IN CAPITAL STOCK OUTSTANDING
                             ------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2003                                     2002
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         419,054,374,755    $ 419,054,374,755     586,514,671,312    $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      9,405,817,790        9,405,817,790      17,787,233,352       17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       133,770,375          133,770,375         135,176,893          135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        66,799,786,336       66,799,786,336      93,169,483,414       93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   102,414,453          102,414,453         132,778,052          132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                8,435,843,716        8,435,843,716      11,871,763,813       11,871,763,813
-----------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class              93,354,431           93,354,431         191,080,549          191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          4,021,536            4,021,536           9,235,046            9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           178,509              178,509             222,812              222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            44,707,654           44,707,654          84,049,065           84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       257,929              257,929             217,048              217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                   12,586,231           12,586,231          27,437,407           27,437,407
-----------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class        (427,029,901,527)    (427,029,901,527)   (584,356,082,067)    (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (9,239,919,559)      (9,239,919,559)    (18,277,525,187)     (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (116,960,560)        (116,960,560)       (117,052,267)        (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (68,131,014,750)     (68,131,014,750)    (92,993,504,792)     (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (96,869,527)         (96,869,527)        (86,885,410)         (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,755,214,464)      (8,755,214,464)    (11,622,488,821)     (11,622,488,821)
===========================================================================================================
                               (9,282,766,672)   $  (9,282,766,672)      2,469,810,219    $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================



NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                   PERSONAL INVESTMENT CLASS
                                 --------------------------------------------------------------
                                                                                JANUARY 4, 1999
                                                                                  (DATE SALES
                                            YEAR ENDED AUGUST 31,                COMMENCED) TO
                                 -------------------------------------------      AUGUST 31,
                                  2003          2002       2001       2000           1999
-----------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $  1.00       $  1.00    $  1.00    $  1.00        $ 1.00
-----------------------------------------------------------------------------------------------
Net investment income               0.01          0.02       0.05       0.05          0.01
===============================================================================================
Less distributions from net
  investment income                (0.01)        (0.02)     (0.05)     (0.05)        (0.01)
===============================================================================================
Net asset value, end of period   $  1.00       $  1.00    $  1.00    $  1.00        $ 1.00
_______________________________________________________________________________________________
===============================================================================================
Total return(a)                     0.77%         1.65%      5.01%      5.60%         2.94%
_______________________________________________________________________________________________
===============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $47,266       $30,277    $11,930    $14,179        $  994
_______________________________________________________________________________________________
===============================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                  0.66%(b)      0.61%      0.60%      0.59%         0.59%(c)
-----------------------------------------------------------------------------------------------
  Without fee waivers               0.92%(b)      0.94%      0.94%      0.94%         0.93%(c)
===============================================================================================
Ratio of net investment income
  to average net assets             0.79%(b)      1.62%      4.69%      5.54%         4.52%(c)
_______________________________________________________________________________________________
===============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $35,320,455.
(c)  Annualized.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE           DIRECTOR AND/      PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             OR OFFICER SINCE   DURING PAST 5 YEARS                             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993               Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                             and Frankel LLP                                 (registered investment
                                                                                                       company)
-----------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of      None
  Director                                             the USA
-----------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993               Partner, law firm of Pennock & Cooper           None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                         None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993               Executive Vice President, Development and       None
  Director                                             Operations Hines Interests Limited
                                                       Partnership (real estate development company)
-----------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary      N/A
  Senior Vice President                                and General Counsel, A I M Management Group
                                                       Inc. (financial services holding company) and
                                                       A I M Advisors, Inc.; Vice President, A I M
                                                       Capital Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.(3);
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.;
                                                       and Senior Vice President and General
                                                       Counsel, Liberty Funds Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993               Director, Chairman and Director of              N/A
  Senior Vice President                                Investments, A I M Capital Management, Inc.;
                                                       Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and
                                                       AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and
                                                       President, A I M Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research            N/A
  Vice President                                       Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993               Vice President and Chief Compliance Officer,    N/A
  Vice President                                       A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
-----------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993               Managing Director and Chief Cash Management     N/A
  Vice President                                       Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                       President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993               Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                         Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (Unaudited)

Of the ordinary dividends paid, 0.25% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                             LIQUID ASSETS PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


LAP-AR-2

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Co.'s Liquid
ROBERT H.           Assets Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November
                    2002, it reduced the rate from 1.75% to 1.25%. In late June
                    2003, it reduced that rate to 1.00%, its lowest level since
                    1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Private Investment Class was producing competitive monthly yield and seven-day SEC Yield, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 38- to 60-day range; at the close of the reporting period, the WAM stood at 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $978.4 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

================================================================================

YIELDS AS OF 8/31/03*

                                                MONTHLY YIELD     SEVEN-DAY
                                                                  SEC YIELD

Liquid Assets Portfolio                             0.69%            0.69%
Private Investment Class

iMoneyNet Money Fund Averages--Trademark--          0.71%            0.72%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--          0.67%            0.67%
Total Institutions Only

================================================================================


                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman




*The seven-day SEC Yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 276 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The Total Institutions Only category consists of 589 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.08%(a)

FINANCIAL-25.08%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.55%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/22/03; Cost $41,406,228)
  1.20%                                        09/10/03   $ 41,560   $    41,547,532
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $223,474,677)
  0.97%                                        10/01/03    224,139       223,957,821
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $59,925,562)
  0.97%                                        11/12/03     60,172        60,055,266
------------------------------------------------------------------------------------
  (Acquired 06/25/03; Cost $149,465,375)
  0.91%                                        11/13/03    150,000       149,723,208
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $101,389,167)
  0.98%                                        11/14/03    101,816       101,610,899
------------------------------------------------------------------------------------
Fleet Funding Corp. (General Electric Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $99,659,528)
  1.03%                                        10/09/03    100,000        99,891,278
------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $36,942,280)
  1.04%                                        09/03/03     37,000        36,997,862
====================================================================================
                                                                         713,783,866
====================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.35%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $60,005,368)
  1.03%                                        09/09/03     60,112        60,098,241
------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 08/06/03; Cost $38,743,745)
  1.06%                                        09/12/03     38,786        38,773,438
====================================================================================
                                                                          98,871,679
====================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.12%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 06/02/03; Cost $74,615,000)
  1.20%                                        11/03/03     75,000        74,842,500
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $19,944,800)
  1.08%                                        11/20/03     20,000        19,952,000
------------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $49,859,208)
  1.09%                                        09/12/03     50,000        49,983,347
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Forrestal Funding Master Trust (Bank of
  America-ABS Program Sponsor)(b)
  (Acquired 08/22/03; Cost $225,292,170)
  1.06%                                        09/22/03   $225,498   $   225,358,567
------------------------------------------------------------------------------------
Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/20/03; Cost $25,002,801)
  1.08%                                        11/20/03     25,072        25,011,827
------------------------------------------------------------------------------------
Three Rivers Funding Corp. (Mellon Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,084
------------------------------------------------------------------------------------
Triple A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,083
------------------------------------------------------------------------------------
Tulip Funding Corp. (ABN AMRO Bank N.V.-ABS
  Program Sponsor)(b)
  (Acquired 08/06/03; Cost $99,917,556)
  1.06%                                        09/03/03    100,000        99,994,111
====================================================================================
                                                                         595,080,519
====================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.09%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 07/03/03; Cost $54,094,845)
  1.04%                                        10/10/03     54,250        54,188,878
------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/06/03; Cost $99,873,389)
  1.06%                                        09/18/03    100,000        99,949,944
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $72,103,070)
  1.07%                                        10/07/03     72,359        72,281,576
------------------------------------------------------------------------------------
  (Acquired 06/10/03; Cost $199,286,667)
  1.07%                                        10/08/03    200,000       199,780,056
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $44,845,500)
  1.03%                                        10/09/03     45,000        44,951,075
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $256,155,426)
  1.03%                                        10/10/03    257,000       256,712,418
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $87,482,218)
  1.19%                                        11/10/03     88,000        87,796,378
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $173,958,750)
  1.19%                                        11/12/03    175,000       174,583,500
------------------------------------------------------------------------------------
  (Acquired 07/03/03; Cost $27,315,857)
  1.03%                                        12/17/03     27,447        27,362,974
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,899,889)
  1.06%                                        09/25/03    100,000        99,929,334
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $80,227,236)
  1.06%                                        09/26/03     80,310        80,250,883
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/21/03; Cost $99,900,361)
  1.06%                                        09/24/03   $100,000   $    99,932,597
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $134,864,850)
  1.06%                                        09/30/03    135,000       134,884,725
------------------------------------------------------------------------------------
  (Acquired 07/08/03; Cost $40,995,649)
  1.04%                                        10/06/03     41,102        41,060,641
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $72,082,084)
  1.04%                                        11/10/03     72,400        72,253,591
------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-NY Branch-ABS Program Sponsor)
  1.06%                                        09/22/03    100,630       100,567,777
------------------------------------------------------------------------------------
  Floating Rate, 1.07%(d)                      01/20/04     60,000        60,000,000
====================================================================================
                                                                       1,706,486,347
====================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-7.06%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $99,767,444)
  0.91%                                        09/26/03    100,000        99,936,806
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $99,728,194)
  1.03%                                        10/14/03    100,000        99,876,972
------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $149,863,083)
  1.06%                                        09/26/03    150,000       149,889,583
------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $99,721,000)
  1.08%                                        11/21/03    100,000        99,757,000
------------------------------------------------------------------------------------
FCAR Owner Trust II-Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 06/03/03; Cost $99,691,611)
  1.22%                                        09/02/03    100,000        99,996,611
------------------------------------------------------------------------------------
  (Acquired 06/03/03; Cost $99,688,222)
  1.22%                                        09/03/03    100,000        99,993,222
------------------------------------------------------------------------------------
  (Acquired 06/12/03; Cost $141,189,245)
  1.04%                                        09/17/03    141,586       141,520,556
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $96,725,248)
  1.03%                                        10/17/03     97,000        96,872,337
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $99,733,000)
  1.08%                                        11/17/03    100,000        99,769,000
------------------------------------------------------------------------------------
  (Acquired 08/07/03, Cost $54,805,300)
  1.08%                                        12/03/03     55,000        54,846,550
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $199,545,000)
  0.91%                                        09/23/03   $200,000   $   199,888,778
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $74,922,708)
  1.06%                                        09/25/03     75,000        74,947,000
------------------------------------------------------------------------------------
  (Acquired 04/16/03; Cost $39,755,000)
  1.26%                                        10/08/03     40,000        39,948,200
------------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $124,606,250)
  1.08%                                        11/18/03    125,000       124,707,500
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $199,279,333)
  1.10%                                        12/02/03    200,000       199,442,889
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $99,630,278)
  1.10%                                        12/03/03    100,000        99,715,833
------------------------------------------------------------------------------------
  (Acquired 08/07/03; Cost $124,550,000)
  1.08%                                        12/05/03    125,000       124,643,750
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $74,743,500)
  1.08%                                        12/12/03     75,000        74,770,500
====================================================================================
                                                                       1,980,523,087
====================================================================================

DIVERSIFIED BANKS-0.52%

Societe Generale North America (France)
  1.10%                                        12/11/03    144,570       144,125,869
====================================================================================

INVESTMENT BANKING & BROKERAGE-2.80%

Bear, Stearns & Co. Inc.
  1.04%                                        09/19/03    200,000       199,896,000
------------------------------------------------------------------------------------
  1.01%                                        10/10/03    185,000       184,797,579
------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(e)
  1.23%                                        09/30/03     50,000        50,000,000
------------------------------------------------------------------------------------
  1.23%                                        10/14/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        11/20/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        12/04/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.20%                                        01/23/04     50,000        50,000,000
====================================================================================
                                                                         784,693,579
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.14%

GE Capital International Funding Inc.-Series
  A(b)
  (Acquired 04/23/03; Cost $129,181,000)
  1.26%                                        10/20/03    130,000       129,777,050
------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.03%                                        10/08/03     41,000        40,956,597
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley, Floating Rate(e)
  1.14%                                        12/01/03   $150,000   $   150,000,000
====================================================================================
                                                                         320,733,647
====================================================================================

REGIONAL BANKS-2.45%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.23%                                        11/03/03    100,000        99,784,750
------------------------------------------------------------------------------------
Danske Corp. (Denmark)
  1.08%                                        12/23/03     25,187        25,101,616
------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)
  1.03%                                        09/15/03    200,000       199,919,889
------------------------------------------------------------------------------------
  1.03%                                        09/16/03    100,000        99,957,083
------------------------------------------------------------------------------------
  0.91%                                        09/23/03    100,000        99,944,389
------------------------------------------------------------------------------------
  1.07%                                        11/05/03    163,000       162,685,094
====================================================================================
                                                                         687,392,821
====================================================================================
    Total Financial                                                    7,031,691,414
====================================================================================
    Total Commercial Paper (Cost
      $7,031,691,414)                                                  7,031,691,414
====================================================================================
TIME DEPOSITS-15.75%

Danske Bank A/S-Cayman (Denmark)
  1.02%                                        09/02/03    370,000       370,000,000
------------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  1.00%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Fifth Third Bank-Cayman
  1.01%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
ING Belgium S.A./N.V.-Brussels (Belgium)
  1.13%                                        09/02/03    800,000       800,000,000
------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank-Milwaukee
  1.00%                                        09/02/03    261,489       261,488,678
------------------------------------------------------------------------------------
Rabobank Nederland-London (Netherlands)
  1.14%                                        09/02/03    585,000       585,000,000
------------------------------------------------------------------------------------
Royal Bank of Canada-Cayman (Canada)
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.02%                                        09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
Suntrust Bank Atlanta-Cayman
  0.97%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
WestLB A.G.-Cayman (Germany)
  1.13%                                        09/02/03    150,000       150,000,000
====================================================================================
    Total Time Deposits (Cost $4,416,488,678)                          4,416,488,678
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-13.03%

Barclays Bank PLC (United Kingdom)
  1.03%                                        10/14/03   $200,000   $   200,000,000
------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04     75,000        75,027,868
------------------------------------------------------------------------------------
Citibank N.A.
  1.07%                                        11/03/03    100,000        99,999,854
------------------------------------------------------------------------------------
  1.08%                                        11/05/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.08%                                        11/06/03    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.03%                                        09/11/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/03/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.04%                                        10/09/03    100,000       100,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.36%                                        01/28/04    150,000       149,998,469
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.03%                                        10/22/03    200,000       200,000,000
------------------------------------------------------------------------------------
Dexia Bank S.A.-New York Branch (Belgium)(e)
  1.03%                                        06/09/04    200,000       199,968,934
------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.08%                                        09/12/03    230,000       230,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/17/03    200,000       200,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000        75,000,000
------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York Branch (United
  Kingdom)
  1.21%                                        12/11/03    100,000       100,000,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.04%                                        07/23/04    300,000       300,000,000
------------------------------------------------------------------------------------
  1.26%                                        08/24/04    229,000       229,000,000
------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.21%                                        10/31/03    150,000       150,060,651
------------------------------------------------------------------------------------
  1.19%                                        08/04/04     75,000        74,993,044
------------------------------------------------------------------------------------
Societe Generale (France)
  1.25%                                        10/16/03    100,000        99,997,510
------------------------------------------------------------------------------------
  1.16%                                        08/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.61%                                        10/08/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        03/17/04     70,000        69,996,198
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.06%                                        09/22/03    100,000       100,000,000
====================================================================================
    Total Certificates of Deposit (Cost
      $3,654,042,528)                                                  3,654,042,528
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-8.38%

FEDERAL FARM CREDIT BANK-0.27%

Bonds,
  1.80%                                        09/03/03   $ 75,000   $    75,000,000
====================================================================================

FEDERAL HOME LOAN BANK-3.09%

Unsec. Bonds,
  2.50%                                        11/14/03     61,800        61,877,787
------------------------------------------------------------------------------------
  1.20%                                        04/08/04    200,965       200,959,245
------------------------------------------------------------------------------------
  1.42%                                        04/21/04     93,000        93,000,000
------------------------------------------------------------------------------------
  1.38%                                        05/11/04    145,000       145,000,000
------------------------------------------------------------------------------------
  1.12%                                        07/12/04    235,000       235,000,000
------------------------------------------------------------------------------------
  1.22%                                        08/04/04    100,000        99,984,855
------------------------------------------------------------------------------------
  1.28%                                        09/08/04     30,000        30,000,000
====================================================================================
                                                                         865,821,887
====================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.52%

Reference Bills,(a)
  1.04%                                        09/11/03     30,000        29,991,333
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        10/15/03     47,000        46,940,258
------------------------------------------------------------------------------------
  1.06%                                        10/31/03    250,000       249,558,333
------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        01/15/04    100,000       100,629,476
====================================================================================
                                                                         427,119,400
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.13%

Pass Thru Ctfs.,
  1.09%                                        12/01/03     98,615        98,346,465
------------------------------------------------------------------------------------
  1.10%                                        12/01/03    230,479       229,845,182
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        09/30/03    250,000       249,752,292
------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     50,000        51,482,370
------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03     75,000        75,525,258
------------------------------------------------------------------------------------
  1.08%                                        12/31/03    100,000        99,637,000
------------------------------------------------------------------------------------
  1.18%                                        07/23/04     75,000        74,198,583
====================================================================================
                                                                         878,787,150
====================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.00%

Floating Rate Notes,(f)(g)
  1.11%                                        01/15/09        494           494,175
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.37%

Global Notes,
  5.00%                                        06/30/04   $100,000   $   103,293,929
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $2,350,516,541)                                            2,350,516,541
====================================================================================
PROMISSORY NOTES-4.91%

Goldman Sachs Group, Inc. (The)(b)(h)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%                                        03/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%                                        06/21/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 03/06/03; Cost $125,000,000)
  1.32%(e)                                     09/03/03    125,000       125,000,000
------------------------------------------------------------------------------------
  (Acquired 03/21/03; Cost $100,000,000)
  1.26%(e)                                     09/17/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 03/27/03; Cost $140,000,000)
  1.19%(e)                                     09/29/03    140,000       140,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/02/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 04/09/03; Cost $130,000,000)
  1.20%(e)                                     10/06/03    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/06/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $211,000,000)
  1.33%(e)                                     10/07/03    211,000       211,000,000
====================================================================================
    Total Promissory Notes (Cost
      $1,376,000,000)                                                  1,376,000,000
====================================================================================
VARIABLE RATE DEMAND NOTES-4.74%(j)

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR(b)(d)(f)(i)
  (Acquired 01/25/02; Cost $12,000,000)
  1.08%                                        02/01/23     12,000        12,000,000
====================================================================================

INSURED-2.20%(c)(f)(g)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.06%                                        12/01/36      8,100         8,100,000
------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Taxable Home Mortgage Series 1998 RB
  Series M, 1.03%                              08/01/19     10,585        10,585,000
------------------------------------------------------------------------------------
  Series M, 1.03%                              08/01/23     28,530        28,530,000
------------------------------------------------------------------------------------
  Series T, 1.05%                              08/01/29     13,980        13,980,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Connecticut (State of) Housing Financing
  Authority (Housing Mortgage Finance
  Program); RB
  Taxable Series 1998 F-2, 1.11%               11/15/16   $ 25,450   $    25,450,000
------------------------------------------------------------------------------------
  Taxable Series 2002 A-5, 1.10%               05/15/33     19,365        19,365,000
------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; RB
  Taxable Series 1995 A, 1.10%                 05/15/17     11,100        11,100,000
------------------------------------------------------------------------------------
  Taxable Series 1995 B, 1.10%                 05/15/25     23,900        23,900,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.05%                                        01/01/34     31,200        31,200,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Housing Series 2000 A RB
  1.05%                                        01/01/45     59,580        59,580,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.10%                                        01/01/47     39,320        39,320,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B, 1.11%                 09/01/32     12,870        12,870,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-I, 1.11%               09/01/34      7,100         7,100,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-II, 1.11%              09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III, 1.11%             09/01/34      3,350         3,350,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1 1.12%                  09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1 1.12%                  08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2 1.12%                  08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.06%                                        12/01/20     33,005        33,005,000
------------------------------------------------------------------------------------
Minnesota (State of) Fairview, Minnesota
  Hospital & Health Care Services;
  Taxable Series 1994 A ACES
  1.10%                                        11/01/15      4,400         4,400,000
------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C
  Floating Rate RB
  1.12%                                        11/15/29     19,300        19,300,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.10%                                        09/01/30     40,000        40,000,000
====================================================================================
                                                                         618,135,000
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.50%(f)(k)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 03/28/02; Cost $6,100,000)
  1.11%                                        06/01/17   $  6,100   $     6,100,000
------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.13%                                        02/01/15     30,479        30,479,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)(g)
  1.12%                                        01/01/29      1,140         1,140,000
------------------------------------------------------------------------------------
Barrington Development Funding LLC; Series
  2002 A Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/01/32      6,005         6,005,000
------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $91,030,000)
  1.13%                                        07/01/08     91,030        91,030,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        09/01/19     18,400        18,400,000
------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/02/19      5,024         5,024,000
------------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $9,064,000)
  1.13%(b)                                     07/01/20      9,064         9,064,000
------------------------------------------------------------------------------------
  1.13%                                        09/01/20        470           470,000
------------------------------------------------------------------------------------
  1.13%                                        05/01/26      7,500         7,500,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $1,100,000)
  1.11%                                        09/01/34      1,100         1,100,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)(g)
  1.13%                                        07/01/20      9,149         9,149,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 05/31/02; Cost $10,435,000)
  1.13%                                        08/31/16     10,435        10,435,000
------------------------------------------------------------------------------------
Georgia (State of) Brooks Development
  Authority (Langboard Inc. Project);
  Series 2003 IDR (LOC-Bank of America
  N.A.)(g)
  1.11%                                        04/01/18     10,000        10,000,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------
Health Insurance Plan of Greater New York;
  Series 1990 B-1 ACES
  (LOC-JP Morgan Chase & Co.)(g)
  1.08%                                        07/01/16      2,900         2,900,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB
  (LOC-Bank One Chicago N.A.)(g)
  1.11%                                        09/01/31      7,700         7,700,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        02/01/18   $ 15,300   $    15,300,000
------------------------------------------------------------------------------------
Michigan (State of) Botsford General
  Hospital; Series 1997 A RB
  (LOC-Michigan National Bank)(e)
  1.10%                                        02/15/27     10,300        10,300,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2002
  IDR
  (LOC-Wachovia Bank N.A.) (Acquired
  05/23/02; Cost $40,000,000)(b)(g)
  1.11%                                        05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); Series 2003 RB
  (LOC-Bayerische Landesbank)(g)
  1.09%                                        06/01/33      8,300         8,300,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)(g)
  1.09%                                        09/15/07     10,000        10,000,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 A RB
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/14     13,800        13,800,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Raleigh; Series 2002 A RB
  (LOC-Bank of America N.A.)(g)
  1.16%                                        06/01/18      1,800         1,800,000
------------------------------------------------------------------------------------
Ohio (State of) (Fayette County Memorial
  Hospital); Series 2003 RB
  (LOC-National City Bank)(g)
  1.10%                                        08/01/23      2,400         2,400,000
------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)(g)
  1.10%                                        12/01/22      5,000         5,000,000
------------------------------------------------------------------------------------
Sabine River Authority of Texas (TXU Energy
  Co. LLC Project); Series 2001 E PCR
  (LOC-Chase Manhattan Bank)(g)
  1.11%                                        12/01/36      1,587         1,587,142
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); RB
  (LOC-Bank of New York)(g)
  Series 2002 G, 1.10%                         08/01/29      8,000         8,000,000
------------------------------------------------------------------------------------
  Series 2002 H, 1.10%                         08/01/29     17,226        17,226,000
------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 2003 B Notes
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/53     15,000        15,000,000
------------------------------------------------------------------------------------
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)(g)
  1.18%                                        10/01/46      1,250         1,250,000
------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        11/01/52     10,000        10,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank
  N.A.)(b)(g)
  (Acquired 05/16/02; Cost $60,000)
  1.13%                                        08/01/19   $     60   $        60,000
------------------------------------------------------------------------------------
Texas (State of) Brazos River Authority (TXU
  Energy Co. LLC Project); Series 2001 I PCR
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        12/01/36     62,920        62,920,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)(g)
  1.13%                                        06/01/30     29,140        29,140,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Series 1998 IDR
  (LOC-Bank One Chicago N.A.)(g)
  1.13%                                        10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 RB (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $48,145,000)(b)(g)
  1.13%                                        07/01/26     48,145        48,145,000
------------------------------------------------------------------------------------
Virginia (State of) Richmond Redevelopment &
  Housing Authority Project (Old Manchester);
  Taxable Series 1995 B RB (LOC-Wachovia Bank
  N.A.)(d)
  1.15%                                        12/01/25      1,590         1,590,000
------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        07/01/17      6,900         6,900,000
------------------------------------------------------------------------------------
Wisconsin (State of) Madison Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; U.S. Bancorp; M&I Marshall
  & Ilsley; Northern Trust Co.)(g)
  1.13%                                        06/01/36    115,000       115,000,000
====================================================================================
                                                                         699,614,142
====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,329,749,142)                                                  1,329,749,142
====================================================================================
ASSET BACKED NOTES-4.08%

STRUCTURED-2.60%

Carmax Auto Owner Trust-Series 2003-1, Class
  A-1
  1.24%                                        06/15/04     40,136        40,136,423
------------------------------------------------------------------------------------
Granite Mortgages PLC (United Kingdom)-Series
  2003-1, Class 1A1, Floating Rate
  Bonds(b)(d)
  (Acquired 01/22/03; Cost $50,000,000)
  1.10%                                        01/20/04     50,000        50,000,000
------------------------------------------------------------------------------------
Holmes Financing (No. 6) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.11%                                        10/15/03     72,500        72,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.07%                                        04/15/04   $100,000   $   100,000,000
------------------------------------------------------------------------------------
Honda Auto Receivables 2003-2 Owner
  Trust-Class A-1 Notes
  1.23%                                        06/11/04     73,596        73,596,305
------------------------------------------------------------------------------------
Household Automotive Trust-Series 2003-1,
  Class A-1(c)
  1.24%                                        05/17/04     36,773        36,772,528
------------------------------------------------------------------------------------
IKON Receivables Funding LLC Lease-Backed
  Notes-Series 2003-1, Class A-1(c)
  1.31%                                        05/17/04     48,644        48,643,911
------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom) Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  (Acquired 02/26/03; Cost
  $105,000,000)(b)(d)
  1.07%                                        03/10/04    105,000       105,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 14A, Class A1, Floating
  Rate Bonds (Acquired 03/17/03; Cost
  $55,826,175)(b)
  1.14%                                        03/10/04     55,826        55,826,175
------------------------------------------------------------------------------------
Triad Automobile Receivables Trust-Series
  2003-A, Class A-1(c)
  1.25%                                        04/12/04     34,118        34,117,936
------------------------------------------------------------------------------------
WFS Financial 2003-2 Owner Trust, Class A-1
  1.26%                                        06/14/04     99,056        99,055,851
------------------------------------------------------------------------------------
World Omni Auto Receivables Trust-Series
  2003-A, Class A-1
  1.30%                                        03/15/04     12,738        12,737,635
====================================================================================
                                                                         728,386,764
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.48%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)(b)(e)
  (Acquired 10/02/02; Cost $75,000,000)
  1.12%                                        10/07/03     75,000        75,000,000
------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.11%                                        10/16/03    100,000        99,999,384
------------------------------------------------------------------------------------
  (Acquired 05/19/03; Cost $89,111,606)
  1.24%                                        04/30/04     89,000        89,078,514
------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%                                        05/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%                                        06/16/04    100,000        99,992,104
====================================================================================
                                                                         414,070,002
====================================================================================
    Total Asset Backed Notes (Cost
      $1,142,456,766)                                                  1,142,456,766
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-2.76%(l)

Merrill Lynch Mortgage Capital, Inc.(b)(m)
  (Acquired 08/25/03; Cost $220,000,000)
  1.27%                                        02/23/04   $220,000   $   220,000,000
------------------------------------------------------------------------------------
Morgan Stanley(b)(n)
  (Acquired 03/17/03; Cost $555,000,000)
  1.20%                                        09/15/03    555,000       555,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $775,000,000)                                                      775,000,000
====================================================================================
MEDIUM TERM NOTES-2.54%

Associates Corp. of North America, Sr. Global
  MTN,
  5.80%                                        04/20/04     49,000        50,443,106
------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A
  Floating Rate Global MTN, 1.33%(e)           10/22/03     40,000        40,005,870
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.19%(d)                  09/08/04    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding(d)
  (Acquired 08/20/03; Cost $90,000,000)
  Floating Rate Global MTN, 1.12%(b)           09/15/04     90,000        90,000,000
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.12%                     09/27/04     99,300        99,300,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia),
  Euro Floating Rate MTN,(o)
  1.20%                                        03/12/04     50,000        50,008,379
------------------------------------------------------------------------------------
  1.13%                                        05/02/04     50,000        50,013,519
====================================================================================
    Total Medium Term Notes (Cost
      $712,670,874)                                                      712,670,874
====================================================================================
FUNDING AGREEMENTS-1.66%

New York Life Insurance Co.(b)(d)(h)
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%                                        04/07/04    265,000       265,000,000
------------------------------------------------------------------------------------
Travelers Insurance Co.(b)(h)(o)
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        11/25/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        08/27/04    100,000       100,000,000
====================================================================================
    Total Funding Agreements (Cost
      $465,000,000)                                                      465,000,000
====================================================================================
BANK NOTES-1.52%

BNP Paribas-New York Branch (France),
  Floating Rate Notes,(e)
  1.04%                                        06/07/04    200,000       199,968,979
------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,(e)
  1.04%                                        06/14/04    100,000        99,984,285
------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,(o)
  1.19%                                        06/24/04     25,000        25,044,996
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate
  Notes,(e)
  1.04%                                        05/10/04    100,000       100,000,000
====================================================================================
    Total Bank Notes (Cost $424,998,260)                                 424,998,260
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
PUTTABLE RESET NOTES-1.01%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)(b)
  4.49%                                        02/22/04   $100,000   $   101,531,392
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04    175,000       180,536,131
====================================================================================
    Total Puttable Reset Notes (Cost
      $282,067,523)                                                      282,067,523
====================================================================================
U.S. TREASURY NOTES-0.36%

3.00%                                          01/31/04    100,000       100,717,649
====================================================================================
    Total U.S. Treasury Notes (Cost
      $100,717,649)                                                      100,717,649
====================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,061,399,375)                               24,061,399,375
====================================================================================
REPURCHASE AGREEMENTS-15.33%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(p)                                     09/02/03     37,000        37,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(q)                                     09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
  1.08%(r)                                     09/02/03    102,000       102,000,000
------------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(s)                                     09/02/03      2,116         2,116,069
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(t)                                     09/02/03    252,501       252,501,380
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(u)                                     09/02/03    297,003       297,002,850
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(v)                                     09/02/03    307,000       307,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(w)                                     09/02/03    287,000       287,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(x)                                     07/09/04    300,000       300,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(y)                                     09/02/03    224,536       224,536,185
------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(z)                                     09/02/03     52,000        52,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.07%(aa)                                    09/02/03    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(ab)                                    09/02/03    100,000       100,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(ac)                                    09/02/03    372,163       372,163,170
------------------------------------------------------------------------------------
  1.05%(ad)                                    09/02/03    425,000       425,000,000
------------------------------------------------------------------------------------
  1.05%(ae)                                    09/02/03    475,814       475,814,111
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.03%(af)                                    09/02/03   $275,616   $   275,616,254
------------------------------------------------------------------------------------
  1.08%(ag)                                    09/02/03     62,000        62,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.13%(ah)                                    09/02/03    127,000       127,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,298,750,019)                                                  4,298,750,019
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS (Cost
  $28,360,149,394)(ai)-101.15%                                        28,360,149,394
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(1.15)%                                   (323,748,205)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $28,036,401,189
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $8,939,316,340, which represented 31.88% of the Fund's net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Corp. or Financial Security Assurance.
(d) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(e) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(g) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/03.
(h) Security considered to be illiquid. The aggregate market value of these securities at 08/31/03 was $1,841,000,000 which represents 6.57% of the Fund's net assets.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) Interest on these securities is taxable income to the Fund.
(k) Principal and interest payments are guaranteed by the letter of credit agreement.
(l) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(o) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(q) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,030,000. Collateralized by $252,007,493 U.S. Government obligations, 5.50% to 6.00% due 12/01/32 to 06/01/33 with an aggregate market value at 08/31/03 of $255,000,000.
(s) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(t) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(u) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.
(v) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% to 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(w) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(x) Term repurchase agreement entered into 08/29/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $526,959,000 U.S. Treasury obligations, 0% to 8.13% due 11/15/15 to 08/15/21 with an aggregate market value at 08/31/03 of $306,000,504.
(y) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(z) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(aa)Repurchase agreement entered into 08/29/03 with a maturing value of $250,029,722. Collateralized by $252,112,237 U.S. Government obligations, 0% to 0% due 05/01/23 to 08/01/33 with a market value at 08/31/03 of $255,000,797.
(ab)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(ac)Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(ad)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $496,282,742 U.S. Government obligations, 4.50% to 8.00% due 10/01/08 to 07/01/33 with an aggregate market value at 08/31/03 of $510,001,793.
(ae)Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.

(af)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(ag)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(ah)Joint repurchase agreement entered into 08/29/03 with a maturing value of $200,025,000. Collateralized by $196,970,652 U.S. Government obligations, 4.51% to 7.24% due 11/01/10 to 10/01/32 with an aggregate market value at 08/31/03 of $204,000,000.
(ai)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                            $24,061,399,375
-----------------------------------------------------------------------------
Repurchase agreements                                           4,298,750,019
-----------------------------------------------------------------------------
Interest receivable                                                30,772,488
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             344,677
-----------------------------------------------------------------------------
Other assets                                                          237,318
=============================================================================
    Total assets                                               28,391,503,877
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           329,391,647
-----------------------------------------------------------------------------
  Dividends                                                        22,694,969
-----------------------------------------------------------------------------
  Deferred compensation plan                                          344,677
-----------------------------------------------------------------------------
Accrued distribution fees                                             868,780
-----------------------------------------------------------------------------
Accrued directors' fees                                               690,790
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           479,586
-----------------------------------------------------------------------------
Accrued operating expenses                                            632,239
=============================================================================
    Total liabilities                                             355,102,688
=============================================================================
Net assets applicable to shares outstanding                   $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $28,033,722,732
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,678,959
=============================================================================
                                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $21,240,698,662
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   978,383,482
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    47,265,983
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,473,591,100
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    57,082,236
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,239,379,726
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            21,238,605,055
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          978,299,714
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          47,264,708
_____________________________________________________________________________
=============================================================================
Cash Management                                                 4,473,177,698
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      57,081,678
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,239,293,377
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $486,848,043
==========================================================================

EXPENSES:

Advisory fees                                                   50,444,589
--------------------------------------------------------------------------
Administrative services fees                                     1,478,810
--------------------------------------------------------------------------
Custodian fees                                                     535,640
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,886,422
--------------------------------------------------------------------------
  Personal Investment Class                                        264,903
--------------------------------------------------------------------------
  Cash Management Class                                          5,831,375
--------------------------------------------------------------------------
  Reserve Class                                                    537,761
--------------------------------------------------------------------------
  Resource Class                                                 2,575,170
--------------------------------------------------------------------------
Directors' fees                                                    605,192
--------------------------------------------------------------------------
Transfer agent fees                                              5,162,855
--------------------------------------------------------------------------
Other                                                              143,818
--------------------------------------------------------------------------
Filing fee refund                                               (1,251,673)
==========================================================================
    Total expenses                                              71,214,862
==========================================================================
Less: Fees waived                                              (21,804,747)
==========================================================================
    Net expenses                                                49,410,115
==========================================================================
Net investment income                                          437,437,928
==========================================================================
Net realized gain from investment securities                       222,356
==========================================================================
Net increase in net assets resulting from operations          $437,660,284
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   437,437,928    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       222,356            929,565
===============================================================================================
    Net increase in net assets resulting from operations         437,660,284        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (339,841,789)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (9,944,836)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (251,405)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (72,636,877)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (240,042)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (14,522,979)       (30,374,835)
===============================================================================================
    Decrease in net assets resulting from distributions         (437,437,928)      (871,551,545)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,882,172,341)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       169,919,767       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       16,988,324         18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (1,286,520,760)       260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    5,802,855         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (306,784,517)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (9,282,766,672)     2,469,810,219
===============================================================================================
    Net increase (decrease) in net assets                     (9,282,544,316)     2,470,739,784
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of year                                           37,318,945,505     34,848,205,721
===============================================================================================
  End of year                                                $28,036,401,189    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Total Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived advisory fees of $18,538,393.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $1,478,810 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $5,044,459 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,931,853, $193,606, $4,665,100, $463,548 and $2,575,170, respectively, after
FMC waived plan fees of $1,954,569, $71,297, $1,166,275, $74,213 and $0, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $68,007 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                  2003            2002
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $437,437,928    $871,551,545
__________________________________________________________________________________________
==========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $     3,727,333
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,048,876)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     28,033,722,732
=============================================================================
Total net assets                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of director deferral of compensation and retirement plan expenses.

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                  CHANGES IN CAPITAL STOCK OUTSTANDING
                             ------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2003                                     2002
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         419,054,374,755    $ 419,054,374,755     586,514,671,312    $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      9,405,817,790        9,405,817,790      17,787,233,352       17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       133,770,375          133,770,375         135,176,893          135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        66,799,786,336       66,799,786,336      93,169,483,414       93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   102,414,453          102,414,453         132,778,052          132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                8,435,843,716        8,435,843,716      11,871,763,813       11,871,763,813
-----------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class              93,354,431           93,354,431         191,080,549          191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          4,021,536            4,021,536           9,235,046            9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           178,509              178,509             222,812              222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            44,707,654           44,707,654          84,049,065           84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       257,929              257,929             217,048              217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                   12,586,231           12,586,231          27,437,407           27,437,407
-----------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class        (427,029,901,527)    (427,029,901,527)   (584,356,082,067)    (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (9,239,919,559)      (9,239,919,559)    (18,277,525,187)     (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (116,960,560)        (116,960,560)       (117,052,267)        (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (68,131,014,750)     (68,131,014,750)    (92,993,504,792)     (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (96,869,527)         (96,869,527)        (86,885,410)         (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,755,214,464)      (8,755,214,464)    (11,622,488,821)     (11,622,488,821)
===========================================================================================================
                               (9,282,766,672)   $  (9,282,766,672)      2,469,810,219    $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================



NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PRIVATE INVESTMENT CLASS
                                     -------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                     -------------------------------------------------------------
                                       2003           2002         2001         2000        1999
--------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                             $   1.00       $   1.00    $     1.00    $   1.00    $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                    0.01           0.02          0.05        0.06        0.05
==================================================================================================
Less distributions from net
  investment income                     (0.01)         (0.02)        (0.05)      (0.06)      (0.05)
==================================================================================================
Net asset value, end of period       $   1.00       $   1.00    $     1.00    $   1.00    $   1.00
__________________________________________________________________________________________________
==================================================================================================
Total return(a)                          1.02%          1.85%         5.22%       5.81%       4.85%
__________________________________________________________________________________________________
==================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                           $978,383       $808,457    $1,289,479    $952,177    $266,031
__________________________________________________________________________________________________
==================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.41%(b)       0.41%         0.40%       0.39%       0.39%
--------------------------------------------------------------------------------------------------
  Without fee waivers                    0.67%(b)       0.69%         0.69%       0.69%       0.68%
==================================================================================================
Ratio of net investment income to
  average net assets                     1.04%(b)       1.82%         4.89%       5.74%       4.72%
__________________________________________________________________________________________________
==================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $977,284,404.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE           DIRECTOR AND/      PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             OR OFFICER SINCE   DURING PAST 5 YEARS                             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993               Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                             and Frankel LLP                                 (registered investment
                                                                                                       company)
-----------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of      None
  Director                                             the USA
-----------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993               Partner, law firm of Pennock & Cooper           None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                         None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993               Executive Vice President, Development and       None
  Director                                             Operations Hines Interests Limited
                                                       Partnership (real estate development company)
-----------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary      N/A
  Senior Vice President                                and General Counsel, A I M Management Group
                                                       Inc. (financial services holding company) and
                                                       A I M Advisors, Inc.; Vice President, A I M
                                                       Capital Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.(3);
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.;
                                                       and Senior Vice President and General
                                                       Counsel, Liberty Funds Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993               Director, Chairman and Director of              N/A
  Senior Vice President                                Investments, A I M Capital Management, Inc.;
                                                       Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and
                                                       AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and
                                                       President, A I M Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research            N/A
  Vice President                                       Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993               Vice President and Chief Compliance Officer,    N/A
  Vice President                                       A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
-----------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993               Managing Director and Chief Cash Management     N/A
  Vice President                                       Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                       President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993               Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                         Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (Unaudited)

Of the ordinary dividends paid, 0.25% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                             LIQUID ASSETS PORTFOLIO

                                  RESERVE CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


LAP-AR-6

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Co.'s Liquid
ROBERT H.           Assets Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November
                    2002, it reduced the rate from 1.75% to 1.25%. In late June
                    2003, it reduced that rate to 1.00%, its lowest level since
                    1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Reserve Class was producing a monthly yield of 0.12% and a seven-day SEC yield of 0.12%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields. The weighted average maturity (WAM) remained in the 38- to 60-day range; at the close of the reporting period, the WAM stood at 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Reserve Class stood at $57.1 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.


                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.08%(a)

FINANCIAL-25.08%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.55%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/22/03; Cost $41,406,228)
  1.20%                                        09/10/03   $ 41,560   $    41,547,532
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $223,474,677)
  0.97%                                        10/01/03    224,139       223,957,821
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $59,925,562)
  0.97%                                        11/12/03     60,172        60,055,266
------------------------------------------------------------------------------------
  (Acquired 06/25/03; Cost $149,465,375)
  0.91%                                        11/13/03    150,000       149,723,208
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $101,389,167)
  0.98%                                        11/14/03    101,816       101,610,899
------------------------------------------------------------------------------------
Fleet Funding Corp. (General Electric Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $99,659,528)
  1.03%                                        10/09/03    100,000        99,891,278
------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $36,942,280)
  1.04%                                        09/03/03     37,000        36,997,862
====================================================================================
                                                                         713,783,866
====================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.35%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $60,005,368)
  1.03%                                        09/09/03     60,112        60,098,241
------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 08/06/03; Cost $38,743,745)
  1.06%                                        09/12/03     38,786        38,773,438
====================================================================================
                                                                          98,871,679
====================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.12%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 06/02/03; Cost $74,615,000)
  1.20%                                        11/03/03     75,000        74,842,500
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $19,944,800)
  1.08%                                        11/20/03     20,000        19,952,000
------------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $49,859,208)
  1.09%                                        09/12/03     50,000        49,983,347
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Forrestal Funding Master Trust (Bank of
  America-ABS Program Sponsor)(b)
  (Acquired 08/22/03; Cost $225,292,170)
  1.06%                                        09/22/03   $225,498   $   225,358,567
------------------------------------------------------------------------------------
Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/20/03; Cost $25,002,801)
  1.08%                                        11/20/03     25,072        25,011,827
------------------------------------------------------------------------------------
Three Rivers Funding Corp. (Mellon Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,084
------------------------------------------------------------------------------------
Triple A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,083
------------------------------------------------------------------------------------
Tulip Funding Corp. (ABN AMRO Bank N.V.-ABS
  Program Sponsor)(b)
  (Acquired 08/06/03; Cost $99,917,556)
  1.06%                                        09/03/03    100,000        99,994,111
====================================================================================
                                                                         595,080,519
====================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.09%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 07/03/03; Cost $54,094,845)
  1.04%                                        10/10/03     54,250        54,188,878
------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/06/03; Cost $99,873,389)
  1.06%                                        09/18/03    100,000        99,949,944
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $72,103,070)
  1.07%                                        10/07/03     72,359        72,281,576
------------------------------------------------------------------------------------
  (Acquired 06/10/03; Cost $199,286,667)
  1.07%                                        10/08/03    200,000       199,780,056
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $44,845,500)
  1.03%                                        10/09/03     45,000        44,951,075
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $256,155,426)
  1.03%                                        10/10/03    257,000       256,712,418
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $87,482,218)
  1.19%                                        11/10/03     88,000        87,796,378
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $173,958,750)
  1.19%                                        11/12/03    175,000       174,583,500
------------------------------------------------------------------------------------
  (Acquired 07/03/03; Cost $27,315,857)
  1.03%                                        12/17/03     27,447        27,362,974
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,899,889)
  1.06%                                        09/25/03    100,000        99,929,334
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $80,227,236)
  1.06%                                        09/26/03     80,310        80,250,883
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/21/03; Cost $99,900,361)
  1.06%                                        09/24/03   $100,000   $    99,932,597
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $134,864,850)
  1.06%                                        09/30/03    135,000       134,884,725
------------------------------------------------------------------------------------
  (Acquired 07/08/03; Cost $40,995,649)
  1.04%                                        10/06/03     41,102        41,060,641
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $72,082,084)
  1.04%                                        11/10/03     72,400        72,253,591
------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-NY Branch-ABS Program Sponsor)
  1.06%                                        09/22/03    100,630       100,567,777
------------------------------------------------------------------------------------
  Floating Rate, 1.07%(d)                      01/20/04     60,000        60,000,000
====================================================================================
                                                                       1,706,486,347
====================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-7.06%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $99,767,444)
  0.91%                                        09/26/03    100,000        99,936,806
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $99,728,194)
  1.03%                                        10/14/03    100,000        99,876,972
------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $149,863,083)
  1.06%                                        09/26/03    150,000       149,889,583
------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $99,721,000)
  1.08%                                        11/21/03    100,000        99,757,000
------------------------------------------------------------------------------------
FCAR Owner Trust II-Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 06/03/03; Cost $99,691,611)
  1.22%                                        09/02/03    100,000        99,996,611
------------------------------------------------------------------------------------
  (Acquired 06/03/03; Cost $99,688,222)
  1.22%                                        09/03/03    100,000        99,993,222
------------------------------------------------------------------------------------
  (Acquired 06/12/03; Cost $141,189,245)
  1.04%                                        09/17/03    141,586       141,520,556
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $96,725,248)
  1.03%                                        10/17/03     97,000        96,872,337
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $99,733,000)
  1.08%                                        11/17/03    100,000        99,769,000
------------------------------------------------------------------------------------
  (Acquired 08/07/03, Cost $54,805,300)
  1.08%                                        12/03/03     55,000        54,846,550
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $199,545,000)
  0.91%                                        09/23/03   $200,000   $   199,888,778
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $74,922,708)
  1.06%                                        09/25/03     75,000        74,947,000
------------------------------------------------------------------------------------
  (Acquired 04/16/03; Cost $39,755,000)
  1.26%                                        10/08/03     40,000        39,948,200
------------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $124,606,250)
  1.08%                                        11/18/03    125,000       124,707,500
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $199,279,333)
  1.10%                                        12/02/03    200,000       199,442,889
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $99,630,278)
  1.10%                                        12/03/03    100,000        99,715,833
------------------------------------------------------------------------------------
  (Acquired 08/07/03; Cost $124,550,000)
  1.08%                                        12/05/03    125,000       124,643,750
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $74,743,500)
  1.08%                                        12/12/03     75,000        74,770,500
====================================================================================
                                                                       1,980,523,087
====================================================================================

DIVERSIFIED BANKS-0.52%

Societe Generale North America (France)
  1.10%                                        12/11/03    144,570       144,125,869
====================================================================================

INVESTMENT BANKING & BROKERAGE-2.80%

Bear, Stearns & Co. Inc.
  1.04%                                        09/19/03    200,000       199,896,000
------------------------------------------------------------------------------------
  1.01%                                        10/10/03    185,000       184,797,579
------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(e)
  1.23%                                        09/30/03     50,000        50,000,000
------------------------------------------------------------------------------------
  1.23%                                        10/14/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        11/20/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        12/04/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.20%                                        01/23/04     50,000        50,000,000
====================================================================================
                                                                         784,693,579
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.14%

GE Capital International Funding Inc.-Series
  A(b)
  (Acquired 04/23/03; Cost $129,181,000)
  1.26%                                        10/20/03    130,000       129,777,050
------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.03%                                        10/08/03     41,000        40,956,597
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley, Floating Rate(e)
  1.14%                                        12/01/03   $150,000   $   150,000,000
====================================================================================
                                                                         320,733,647
====================================================================================

REGIONAL BANKS-2.45%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.23%                                        11/03/03    100,000        99,784,750
------------------------------------------------------------------------------------
Danske Corp. (Denmark)
  1.08%                                        12/23/03     25,187        25,101,616
------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)
  1.03%                                        09/15/03    200,000       199,919,889
------------------------------------------------------------------------------------
  1.03%                                        09/16/03    100,000        99,957,083
------------------------------------------------------------------------------------
  0.91%                                        09/23/03    100,000        99,944,389
------------------------------------------------------------------------------------
  1.07%                                        11/05/03    163,000       162,685,094
====================================================================================
                                                                         687,392,821
====================================================================================
    Total Financial                                                    7,031,691,414
====================================================================================
    Total Commercial Paper (Cost
      $7,031,691,414)                                                  7,031,691,414
====================================================================================
TIME DEPOSITS-15.75%

Danske Bank A/S-Cayman (Denmark)
  1.02%                                        09/02/03    370,000       370,000,000
------------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  1.00%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Fifth Third Bank-Cayman
  1.01%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
ING Belgium S.A./N.V.-Brussels (Belgium)
  1.13%                                        09/02/03    800,000       800,000,000
------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank-Milwaukee
  1.00%                                        09/02/03    261,489       261,488,678
------------------------------------------------------------------------------------
Rabobank Nederland-London (Netherlands)
  1.14%                                        09/02/03    585,000       585,000,000
------------------------------------------------------------------------------------
Royal Bank of Canada-Cayman (Canada)
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.02%                                        09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
Suntrust Bank Atlanta-Cayman
  0.97%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
WestLB A.G.-Cayman (Germany)
  1.13%                                        09/02/03    150,000       150,000,000
====================================================================================
    Total Time Deposits (Cost $4,416,488,678)                          4,416,488,678
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-13.03%

Barclays Bank PLC (United Kingdom)
  1.03%                                        10/14/03   $200,000   $   200,000,000
------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04     75,000        75,027,868
------------------------------------------------------------------------------------
Citibank N.A.
  1.07%                                        11/03/03    100,000        99,999,854
------------------------------------------------------------------------------------
  1.08%                                        11/05/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.08%                                        11/06/03    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.03%                                        09/11/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/03/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.04%                                        10/09/03    100,000       100,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.36%                                        01/28/04    150,000       149,998,469
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.03%                                        10/22/03    200,000       200,000,000
------------------------------------------------------------------------------------
Dexia Bank S.A.-New York Branch (Belgium)(e)
  1.03%                                        06/09/04    200,000       199,968,934
------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.08%                                        09/12/03    230,000       230,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/17/03    200,000       200,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000        75,000,000
------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York Branch (United
  Kingdom)
  1.21%                                        12/11/03    100,000       100,000,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.04%                                        07/23/04    300,000       300,000,000
------------------------------------------------------------------------------------
  1.26%                                        08/24/04    229,000       229,000,000
------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.21%                                        10/31/03    150,000       150,060,651
------------------------------------------------------------------------------------
  1.19%                                        08/04/04     75,000        74,993,044
------------------------------------------------------------------------------------
Societe Generale (France)
  1.25%                                        10/16/03    100,000        99,997,510
------------------------------------------------------------------------------------
  1.16%                                        08/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.61%                                        10/08/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        03/17/04     70,000        69,996,198
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.06%                                        09/22/03    100,000       100,000,000
====================================================================================
    Total Certificates of Deposit (Cost
      $3,654,042,528)                                                  3,654,042,528
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-8.38%

FEDERAL FARM CREDIT BANK-0.27%

Bonds,
  1.80%                                        09/03/03   $ 75,000   $    75,000,000
====================================================================================

FEDERAL HOME LOAN BANK-3.09%

Unsec. Bonds,
  2.50%                                        11/14/03     61,800        61,877,787
------------------------------------------------------------------------------------
  1.20%                                        04/08/04    200,965       200,959,245
------------------------------------------------------------------------------------
  1.42%                                        04/21/04     93,000        93,000,000
------------------------------------------------------------------------------------
  1.38%                                        05/11/04    145,000       145,000,000
------------------------------------------------------------------------------------
  1.12%                                        07/12/04    235,000       235,000,000
------------------------------------------------------------------------------------
  1.22%                                        08/04/04    100,000        99,984,855
------------------------------------------------------------------------------------
  1.28%                                        09/08/04     30,000        30,000,000
====================================================================================
                                                                         865,821,887
====================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.52%

Reference Bills,(a)
  1.04%                                        09/11/03     30,000        29,991,333
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        10/15/03     47,000        46,940,258
------------------------------------------------------------------------------------
  1.06%                                        10/31/03    250,000       249,558,333
------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        01/15/04    100,000       100,629,476
====================================================================================
                                                                         427,119,400
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.13%

Pass Thru Ctfs.,
  1.09%                                        12/01/03     98,615        98,346,465
------------------------------------------------------------------------------------
  1.10%                                        12/01/03    230,479       229,845,182
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        09/30/03    250,000       249,752,292
------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     50,000        51,482,370
------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03     75,000        75,525,258
------------------------------------------------------------------------------------
  1.08%                                        12/31/03    100,000        99,637,000
------------------------------------------------------------------------------------
  1.18%                                        07/23/04     75,000        74,198,583
====================================================================================
                                                                         878,787,150
====================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.00%

Floating Rate Notes,(f)(g)
  1.11%                                        01/15/09        494           494,175
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.37%

Global Notes,
  5.00%                                        06/30/04   $100,000   $   103,293,929
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $2,350,516,541)                                            2,350,516,541
====================================================================================
PROMISSORY NOTES-4.91%

Goldman Sachs Group, Inc. (The)(b)(h)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%                                        03/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%                                        06/21/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 03/06/03; Cost $125,000,000)
  1.32%(e)                                     09/03/03    125,000       125,000,000
------------------------------------------------------------------------------------
  (Acquired 03/21/03; Cost $100,000,000)
  1.26%(e)                                     09/17/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 03/27/03; Cost $140,000,000)
  1.19%(e)                                     09/29/03    140,000       140,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/02/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 04/09/03; Cost $130,000,000)
  1.20%(e)                                     10/06/03    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/06/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $211,000,000)
  1.33%(e)                                     10/07/03    211,000       211,000,000
====================================================================================
    Total Promissory Notes (Cost
      $1,376,000,000)                                                  1,376,000,000
====================================================================================
VARIABLE RATE DEMAND NOTES-4.74%(j)

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR(b)(d)(f)(i)
  (Acquired 01/25/02; Cost $12,000,000)
  1.08%                                        02/01/23     12,000        12,000,000
====================================================================================

INSURED-2.20%(c)(f)(g)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.06%                                        12/01/36      8,100         8,100,000
------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Taxable Home Mortgage Series 1998 RB
  Series M, 1.03%                              08/01/19     10,585        10,585,000
------------------------------------------------------------------------------------
  Series M, 1.03%                              08/01/23     28,530        28,530,000
------------------------------------------------------------------------------------
  Series T, 1.05%                              08/01/29     13,980        13,980,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Connecticut (State of) Housing Financing
  Authority (Housing Mortgage Finance
  Program); RB
  Taxable Series 1998 F-2, 1.11%               11/15/16   $ 25,450   $    25,450,000
------------------------------------------------------------------------------------
  Taxable Series 2002 A-5, 1.10%               05/15/33     19,365        19,365,000
------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; RB
  Taxable Series 1995 A, 1.10%                 05/15/17     11,100        11,100,000
------------------------------------------------------------------------------------
  Taxable Series 1995 B, 1.10%                 05/15/25     23,900        23,900,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.05%                                        01/01/34     31,200        31,200,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Housing Series 2000 A RB
  1.05%                                        01/01/45     59,580        59,580,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.10%                                        01/01/47     39,320        39,320,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B, 1.11%                 09/01/32     12,870        12,870,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-I, 1.11%               09/01/34      7,100         7,100,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-II, 1.11%              09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III, 1.11%             09/01/34      3,350         3,350,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1 1.12%                  09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1 1.12%                  08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2 1.12%                  08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.06%                                        12/01/20     33,005        33,005,000
------------------------------------------------------------------------------------
Minnesota (State of) Fairview, Minnesota
  Hospital & Health Care Services;
  Taxable Series 1994 A ACES
  1.10%                                        11/01/15      4,400         4,400,000
------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C
  Floating Rate RB
  1.12%                                        11/15/29     19,300        19,300,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.10%                                        09/01/30     40,000        40,000,000
====================================================================================
                                                                         618,135,000
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.50%(f)(k)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 03/28/02; Cost $6,100,000)
  1.11%                                        06/01/17   $  6,100   $     6,100,000
------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.13%                                        02/01/15     30,479        30,479,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)(g)
  1.12%                                        01/01/29      1,140         1,140,000
------------------------------------------------------------------------------------
Barrington Development Funding LLC; Series
  2002 A Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/01/32      6,005         6,005,000
------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $91,030,000)
  1.13%                                        07/01/08     91,030        91,030,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        09/01/19     18,400        18,400,000
------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/02/19      5,024         5,024,000
------------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $9,064,000)
  1.13%(b)                                     07/01/20      9,064         9,064,000
------------------------------------------------------------------------------------
  1.13%                                        09/01/20        470           470,000
------------------------------------------------------------------------------------
  1.13%                                        05/01/26      7,500         7,500,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $1,100,000)
  1.11%                                        09/01/34      1,100         1,100,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)(g)
  1.13%                                        07/01/20      9,149         9,149,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 05/31/02; Cost $10,435,000)
  1.13%                                        08/31/16     10,435        10,435,000
------------------------------------------------------------------------------------
Georgia (State of) Brooks Development
  Authority (Langboard Inc. Project);
  Series 2003 IDR (LOC-Bank of America
  N.A.)(g)
  1.11%                                        04/01/18     10,000        10,000,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------
Health Insurance Plan of Greater New York;
  Series 1990 B-1 ACES
  (LOC-JP Morgan Chase & Co.)(g)
  1.08%                                        07/01/16      2,900         2,900,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB
  (LOC-Bank One Chicago N.A.)(g)
  1.11%                                        09/01/31      7,700         7,700,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        02/01/18   $ 15,300   $    15,300,000
------------------------------------------------------------------------------------
Michigan (State of) Botsford General
  Hospital; Series 1997 A RB
  (LOC-Michigan National Bank)(e)
  1.10%                                        02/15/27     10,300        10,300,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2002
  IDR
  (LOC-Wachovia Bank N.A.) (Acquired
  05/23/02; Cost $40,000,000)(b)(g)
  1.11%                                        05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); Series 2003 RB
  (LOC-Bayerische Landesbank)(g)
  1.09%                                        06/01/33      8,300         8,300,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)(g)
  1.09%                                        09/15/07     10,000        10,000,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 A RB
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/14     13,800        13,800,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Raleigh; Series 2002 A RB
  (LOC-Bank of America N.A.)(g)
  1.16%                                        06/01/18      1,800         1,800,000
------------------------------------------------------------------------------------
Ohio (State of) (Fayette County Memorial
  Hospital); Series 2003 RB
  (LOC-National City Bank)(g)
  1.10%                                        08/01/23      2,400         2,400,000
------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)(g)
  1.10%                                        12/01/22      5,000         5,000,000
------------------------------------------------------------------------------------
Sabine River Authority of Texas (TXU Energy
  Co. LLC Project); Series 2001 E PCR
  (LOC-Chase Manhattan Bank)(g)
  1.11%                                        12/01/36      1,587         1,587,142
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); RB
  (LOC-Bank of New York)(g)
  Series 2002 G, 1.10%                         08/01/29      8,000         8,000,000
------------------------------------------------------------------------------------
  Series 2002 H, 1.10%                         08/01/29     17,226        17,226,000
------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 2003 B Notes
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/53     15,000        15,000,000
------------------------------------------------------------------------------------
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)(g)
  1.18%                                        10/01/46      1,250         1,250,000
------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        11/01/52     10,000        10,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank
  N.A.)(b)(g)
  (Acquired 05/16/02; Cost $60,000)
  1.13%                                        08/01/19   $     60   $        60,000
------------------------------------------------------------------------------------
Texas (State of) Brazos River Authority (TXU
  Energy Co. LLC Project); Series 2001 I PCR
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        12/01/36     62,920        62,920,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)(g)
  1.13%                                        06/01/30     29,140        29,140,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Series 1998 IDR
  (LOC-Bank One Chicago N.A.)(g)
  1.13%                                        10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 RB (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $48,145,000)(b)(g)
  1.13%                                        07/01/26     48,145        48,145,000
------------------------------------------------------------------------------------
Virginia (State of) Richmond Redevelopment &
  Housing Authority Project (Old Manchester);
  Taxable Series 1995 B RB (LOC-Wachovia Bank
  N.A.)(d)
  1.15%                                        12/01/25      1,590         1,590,000
------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        07/01/17      6,900         6,900,000
------------------------------------------------------------------------------------
Wisconsin (State of) Madison Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; U.S. Bancorp; M&I Marshall
  & Ilsley; Northern Trust Co.)(g)
  1.13%                                        06/01/36    115,000       115,000,000
====================================================================================
                                                                         699,614,142
====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,329,749,142)                                                  1,329,749,142
====================================================================================
ASSET BACKED NOTES-4.08%

STRUCTURED-2.60%

Carmax Auto Owner Trust-Series 2003-1, Class
  A-1
  1.24%                                        06/15/04     40,136        40,136,423
------------------------------------------------------------------------------------
Granite Mortgages PLC (United Kingdom)-Series
  2003-1, Class 1A1, Floating Rate
  Bonds(b)(d)
  (Acquired 01/22/03; Cost $50,000,000)
  1.10%                                        01/20/04     50,000        50,000,000
------------------------------------------------------------------------------------
Holmes Financing (No. 6) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.11%                                        10/15/03     72,500        72,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.07%                                        04/15/04   $100,000   $   100,000,000
------------------------------------------------------------------------------------
Honda Auto Receivables 2003-2 Owner
  Trust-Class A-1 Notes
  1.23%                                        06/11/04     73,596        73,596,305
------------------------------------------------------------------------------------
Household Automotive Trust-Series 2003-1,
  Class A-1(c)
  1.24%                                        05/17/04     36,773        36,772,528
------------------------------------------------------------------------------------
IKON Receivables Funding LLC Lease-Backed
  Notes-Series 2003-1, Class A-1(c)
  1.31%                                        05/17/04     48,644        48,643,911
------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom) Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  (Acquired 02/26/03; Cost
  $105,000,000)(b)(d)
  1.07%                                        03/10/04    105,000       105,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 14A, Class A1, Floating
  Rate Bonds (Acquired 03/17/03; Cost
  $55,826,175)(b)
  1.14%                                        03/10/04     55,826        55,826,175
------------------------------------------------------------------------------------
Triad Automobile Receivables Trust-Series
  2003-A, Class A-1(c)
  1.25%                                        04/12/04     34,118        34,117,936
------------------------------------------------------------------------------------
WFS Financial 2003-2 Owner Trust, Class A-1
  1.26%                                        06/14/04     99,056        99,055,851
------------------------------------------------------------------------------------
World Omni Auto Receivables Trust-Series
  2003-A, Class A-1
  1.30%                                        03/15/04     12,738        12,737,635
====================================================================================
                                                                         728,386,764
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.48%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)(b)(e)
  (Acquired 10/02/02; Cost $75,000,000)
  1.12%                                        10/07/03     75,000        75,000,000
------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.11%                                        10/16/03    100,000        99,999,384
------------------------------------------------------------------------------------
  (Acquired 05/19/03; Cost $89,111,606)
  1.24%                                        04/30/04     89,000        89,078,514
------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%                                        05/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%                                        06/16/04    100,000        99,992,104
====================================================================================
                                                                         414,070,002
====================================================================================
    Total Asset Backed Notes (Cost
      $1,142,456,766)                                                  1,142,456,766
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-2.76%(l)

Merrill Lynch Mortgage Capital, Inc.(b)(m)
  (Acquired 08/25/03; Cost $220,000,000)
  1.27%                                        02/23/04   $220,000   $   220,000,000
------------------------------------------------------------------------------------
Morgan Stanley(b)(n)
  (Acquired 03/17/03; Cost $555,000,000)
  1.20%                                        09/15/03    555,000       555,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $775,000,000)                                                      775,000,000
====================================================================================
MEDIUM TERM NOTES-2.54%

Associates Corp. of North America, Sr. Global
  MTN,
  5.80%                                        04/20/04     49,000        50,443,106
------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A
  Floating Rate Global MTN, 1.33%(e)           10/22/03     40,000        40,005,870
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.19%(d)                  09/08/04    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding(d)
  (Acquired 08/20/03; Cost $90,000,000)
  Floating Rate Global MTN, 1.12%(b)           09/15/04     90,000        90,000,000
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.12%                     09/27/04     99,300        99,300,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia),
  Euro Floating Rate MTN,(o)
  1.20%                                        03/12/04     50,000        50,008,379
------------------------------------------------------------------------------------
  1.13%                                        05/02/04     50,000        50,013,519
====================================================================================
    Total Medium Term Notes (Cost
      $712,670,874)                                                      712,670,874
====================================================================================
FUNDING AGREEMENTS-1.66%

New York Life Insurance Co.(b)(d)(h)
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%                                        04/07/04    265,000       265,000,000
------------------------------------------------------------------------------------
Travelers Insurance Co.(b)(h)(o)
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        11/25/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        08/27/04    100,000       100,000,000
====================================================================================
    Total Funding Agreements (Cost
      $465,000,000)                                                      465,000,000
====================================================================================
BANK NOTES-1.52%

BNP Paribas-New York Branch (France),
  Floating Rate Notes,(e)
  1.04%                                        06/07/04    200,000       199,968,979
------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,(e)
  1.04%                                        06/14/04    100,000        99,984,285
------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,(o)
  1.19%                                        06/24/04     25,000        25,044,996
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate
  Notes,(e)
  1.04%                                        05/10/04    100,000       100,000,000
====================================================================================
    Total Bank Notes (Cost $424,998,260)                                 424,998,260
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
PUTTABLE RESET NOTES-1.01%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)(b)
  4.49%                                        02/22/04   $100,000   $   101,531,392
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04    175,000       180,536,131
====================================================================================
    Total Puttable Reset Notes (Cost
      $282,067,523)                                                      282,067,523
====================================================================================
U.S. TREASURY NOTES-0.36%

3.00%                                          01/31/04    100,000       100,717,649
====================================================================================
    Total U.S. Treasury Notes (Cost
      $100,717,649)                                                      100,717,649
====================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,061,399,375)                               24,061,399,375
====================================================================================
REPURCHASE AGREEMENTS-15.33%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(p)                                     09/02/03     37,000        37,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(q)                                     09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
  1.08%(r)                                     09/02/03    102,000       102,000,000
------------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(s)                                     09/02/03      2,116         2,116,069
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(t)                                     09/02/03    252,501       252,501,380
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(u)                                     09/02/03    297,003       297,002,850
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(v)                                     09/02/03    307,000       307,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(w)                                     09/02/03    287,000       287,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(x)                                     07/09/04    300,000       300,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(y)                                     09/02/03    224,536       224,536,185
------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(z)                                     09/02/03     52,000        52,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.07%(aa)                                    09/02/03    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(ab)                                    09/02/03    100,000       100,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(ac)                                    09/02/03    372,163       372,163,170
------------------------------------------------------------------------------------
  1.05%(ad)                                    09/02/03    425,000       425,000,000
------------------------------------------------------------------------------------
  1.05%(ae)                                    09/02/03    475,814       475,814,111
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.03%(af)                                    09/02/03   $275,616   $   275,616,254
------------------------------------------------------------------------------------
  1.08%(ag)                                    09/02/03     62,000        62,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.13%(ah)                                    09/02/03    127,000       127,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,298,750,019)                                                  4,298,750,019
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS (Cost
  $28,360,149,394)(ai)-101.15%                                        28,360,149,394
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(1.15)%                                   (323,748,205)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $28,036,401,189
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $8,939,316,340, which represented 31.88% of the Fund's net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Corp. or Financial Security Assurance.
(d) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(e) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(g) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/03.
(h) Security considered to be illiquid. The aggregate market value of these securities at 08/31/03 was $1,841,000,000 which represents 6.57% of the Fund's net assets.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) Interest on these securities is taxable income to the Fund.
(k) Principal and interest payments are guaranteed by the letter of credit agreement.
(l) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(o) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(q) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,030,000. Collateralized by $252,007,493 U.S. Government obligations, 5.50% to 6.00% due 12/01/32 to 06/01/33 with an aggregate market value at 08/31/03 of $255,000,000.
(s) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(t) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(u) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.
(v) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% to 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(w) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(x) Term repurchase agreement entered into 08/29/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $526,959,000 U.S. Treasury obligations, 0% to 8.13% due 11/15/15 to 08/15/21 with an aggregate market value at 08/31/03 of $306,000,504.
(y) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(z) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(aa)Repurchase agreement entered into 08/29/03 with a maturing value of $250,029,722. Collateralized by $252,112,237 U.S. Government obligations, 0% to 0% due 05/01/23 to 08/01/33 with a market value at 08/31/03 of $255,000,797.
(ab)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(ac)Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(ad)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $496,282,742 U.S. Government obligations, 4.50% to 8.00% due 10/01/08 to 07/01/33 with an aggregate market value at 08/31/03 of $510,001,793.
(ae)Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.

(af)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(ag)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(ah)Joint repurchase agreement entered into 08/29/03 with a maturing value of $200,025,000. Collateralized by $196,970,652 U.S. Government obligations, 4.51% to 7.24% due 11/01/10 to 10/01/32 with an aggregate market value at 08/31/03 of $204,000,000.
(ai)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                            $24,061,399,375
-----------------------------------------------------------------------------
Repurchase agreements                                           4,298,750,019
-----------------------------------------------------------------------------
Interest receivable                                                30,772,488
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             344,677
-----------------------------------------------------------------------------
Other assets                                                          237,318
=============================================================================
    Total assets                                               28,391,503,877
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           329,391,647
-----------------------------------------------------------------------------
  Dividends                                                        22,694,969
-----------------------------------------------------------------------------
  Deferred compensation plan                                          344,677
-----------------------------------------------------------------------------
Accrued distribution fees                                             868,780
-----------------------------------------------------------------------------
Accrued directors' fees                                               690,790
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           479,586
-----------------------------------------------------------------------------
Accrued operating expenses                                            632,239
=============================================================================
    Total liabilities                                             355,102,688
=============================================================================
Net assets applicable to shares outstanding                   $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $28,033,722,732
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,678,959
=============================================================================
                                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $21,240,698,662
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   978,383,482
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    47,265,983
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,473,591,100
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    57,082,236
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,239,379,726
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            21,238,605,055
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          978,299,714
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          47,264,708
_____________________________________________________________________________
=============================================================================
Cash Management                                                 4,473,177,698
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      57,081,678
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,239,293,377
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $486,848,043
==========================================================================

EXPENSES:

Advisory fees                                                   50,444,589
--------------------------------------------------------------------------
Administrative services fees                                     1,478,810
--------------------------------------------------------------------------
Custodian fees                                                     535,640
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,886,422
--------------------------------------------------------------------------
  Personal Investment Class                                        264,903
--------------------------------------------------------------------------
  Cash Management Class                                          5,831,375
--------------------------------------------------------------------------
  Reserve Class                                                    537,761
--------------------------------------------------------------------------
  Resource Class                                                 2,575,170
--------------------------------------------------------------------------
Directors' fees                                                    605,192
--------------------------------------------------------------------------
Transfer agent fees                                              5,162,855
--------------------------------------------------------------------------
Other                                                              143,818
--------------------------------------------------------------------------
Filing fee refund                                               (1,251,673)
==========================================================================
    Total expenses                                              71,214,862
==========================================================================
Less: Fees waived                                              (21,804,747)
==========================================================================
    Net expenses                                                49,410,115
==========================================================================
Net investment income                                          437,437,928
==========================================================================
Net realized gain from investment securities                       222,356
==========================================================================
Net increase in net assets resulting from operations          $437,660,284
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   437,437,928    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       222,356            929,565
===============================================================================================
    Net increase in net assets resulting from operations         437,660,284        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (339,841,789)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (9,944,836)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (251,405)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (72,636,877)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (240,042)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (14,522,979)       (30,374,835)
===============================================================================================
    Decrease in net assets resulting from distributions         (437,437,928)      (871,551,545)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,882,172,341)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       169,919,767       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       16,988,324         18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (1,286,520,760)       260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    5,802,855         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (306,784,517)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (9,282,766,672)     2,469,810,219
===============================================================================================
    Net increase (decrease) in net assets                     (9,282,544,316)     2,470,739,784
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of year                                           37,318,945,505     34,848,205,721
===============================================================================================
  End of year                                                $28,036,401,189    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Total Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived advisory fees of $18,538,393.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $1,478,810 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $5,044,459 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,931,853, $193,606, $4,665,100, $463,548 and $2,575,170, respectively, after
FMC waived plan fees of $1,954,569, $71,297, $1,166,275, $74,213 and $0, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $68,007 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                  2003            2002
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $437,437,928    $871,551,545
__________________________________________________________________________________________
==========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $     3,727,333
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,048,876)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     28,033,722,732
=============================================================================
Total net assets                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of director deferral of compensation and retirement plan expenses.

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                  CHANGES IN CAPITAL STOCK OUTSTANDING
                             ------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2003                                     2002
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         419,054,374,755    $ 419,054,374,755     586,514,671,312    $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      9,405,817,790        9,405,817,790      17,787,233,352       17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       133,770,375          133,770,375         135,176,893          135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        66,799,786,336       66,799,786,336      93,169,483,414       93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   102,414,453          102,414,453         132,778,052          132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                8,435,843,716        8,435,843,716      11,871,763,813       11,871,763,813
-----------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class              93,354,431           93,354,431         191,080,549          191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          4,021,536            4,021,536           9,235,046            9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           178,509              178,509             222,812              222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            44,707,654           44,707,654          84,049,065           84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       257,929              257,929             217,048              217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                   12,586,231           12,586,231          27,437,407           27,437,407
-----------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class        (427,029,901,527)    (427,029,901,527)   (584,356,082,067)    (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (9,239,919,559)      (9,239,919,559)    (18,277,525,187)     (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (116,960,560)        (116,960,560)       (117,052,267)        (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (68,131,014,750)     (68,131,014,750)    (92,993,504,792)     (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (96,869,527)         (96,869,527)        (86,885,410)         (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,755,214,464)      (8,755,214,464)    (11,622,488,821)     (11,622,488,821)
===========================================================================================================
                               (9,282,766,672)   $  (9,282,766,672)      2,469,810,219    $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================



NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                             RESERVE CLASS
                                          ---------------------------------------------------
                                                                             JANUARY 14, 2000
                                                                               (DATE SALES
                                               YEAR ENDED AUGUST 31,          COMMENCED) TO
                                          -------------------------------       AUGUST 31,
                                           2003          2002       2001           2000
---------------------------------------------------------------------------------------------
Net asset value, beginning of period      $  1.00       $  1.00    $ 1.00         $ 1.00
---------------------------------------------------------------------------------------------
Net investment income                       0.005          0.01      0.05           0.03
=============================================================================================
Less distributions from net investment
  income                                   (0.005)        (0.01)    (0.05)         (0.03)
=============================================================================================
Net asset value, end of period            $  1.00       $  1.00    $ 1.00         $ 1.00
_____________________________________________________________________________________________
=============================================================================================
Total return(a)                              0.45%         1.34%     4.70%          3.48%
_____________________________________________________________________________________________
=============================================================================================
Ratios/supplemental data:
Net assets, end of period (000s omitted)  $57,082       $51,279    $5,169         $2,495
_____________________________________________________________________________________________
=============================================================================================
Ratio of expenses to average net assets:
  With fee waivers                           0.98%(b)      0.91%     0.90%          0.89%(c)
---------------------------------------------------------------------------------------------
  Without fee waivers                        1.17%(b)      1.19%     1.19%          1.19%(c)
=============================================================================================
Ratio of net investment income to
  average net assets                         0.47%(b)      1.32%     4.39%          5.24%(c)
_____________________________________________________________________________________________
=============================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $53,776,132.
(c)  Annualized.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE           DIRECTOR AND/      PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             OR OFFICER SINCE   DURING PAST 5 YEARS                             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993               Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                             and Frankel LLP                                 (registered investment
                                                                                                       company)
-----------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of      None
  Director                                             the USA
-----------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993               Partner, law firm of Pennock & Cooper           None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                         None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993               Executive Vice President, Development and       None
  Director                                             Operations Hines Interests Limited
                                                       Partnership (real estate development company)
-----------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary      N/A
  Senior Vice President                                and General Counsel, A I M Management Group
                                                       Inc. (financial services holding company) and
                                                       A I M Advisors, Inc.; Vice President, A I M
                                                       Capital Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.(3);
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.;
                                                       and Senior Vice President and General
                                                       Counsel, Liberty Funds Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993               Director, Chairman and Director of              N/A
  Senior Vice President                                Investments, A I M Capital Management, Inc.;
                                                       Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and
                                                       AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and
                                                       President, A I M Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research            N/A
  Vice President                                       Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993               Vice President and Chief Compliance Officer,    N/A
  Vice President                                       A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
-----------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993               Managing Director and Chief Cash Management     N/A
  Vice President                                       Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                       President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993               Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                         Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (Unaudited)

Of the ordinary dividends paid, 0.25% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                             LIQUID ASSETS PORTFOLIO

                                 RESOURCE CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.




LAP-AR-5

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Co.'s Liquid
ROBERT H.           Assets Portfolio covers a fiscal year during which
GRAHAM]             reductions in short-term interest rates caused yields on
                    money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November
                    2002, it reduced the rate from 1.75% to 1.25%. In late June
                    2003, it reduced that rate to 1.00%, its lowest level since
                    1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Resource Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive returns. The weighted average maturity (WAM) remained in the 38- to 60-day range; at the close of the reporting period, the WAM stood at 49 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Resource Class stood at $1.2 billion. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

================================================================================

YIELDS AS OF 8/31/03*

                                             MONTHLY YIELD         SEVEN-DAY
                                                                   SEC YIELD

Liquid Assets Portfolio                          0.79%               0.79%
Resource Class

iMoneyNet Money Fund Averages--Trademark--       0.71%               0.72%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--       0.67%               0.67%
Total Institutions Only

================================================================================

                                                                     (continued)

    The Liquid Assets Portfolio invests solely in securities rated "first-tier" as defined in Rule 2a-7 under the Investment Company Act of 1940. Its objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Using a modified barbell maturity structure, portfolio management emphasizes superior credit quality in buying money market securities such as commercial paper and selected repurchase agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

*The seven-day SEC Yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 276 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The Total Institutions Only category consists of 589 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
COMMERCIAL PAPER-25.08%(a)

FINANCIAL-25.08%

ASSET BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-2.55%

Atlantis One Funding Corp. (Rabobank-ABS
  Program Sponsor)(b)
  (Acquired 05/22/03; Cost $41,406,228)
  1.20%                                        09/10/03   $ 41,560   $    41,547,532
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $223,474,677)
  0.97%                                        10/01/03    224,139       223,957,821
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $59,925,562)
  0.97%                                        11/12/03     60,172        60,055,266
------------------------------------------------------------------------------------
  (Acquired 06/25/03; Cost $149,465,375)
  0.91%                                        11/13/03    150,000       149,723,208
------------------------------------------------------------------------------------
  (Acquired 06/13/03; Cost $101,389,167)
  0.98%                                        11/14/03    101,816       101,610,899
------------------------------------------------------------------------------------
Fleet Funding Corp. (General Electric Capital
  Corp.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $99,659,528)
  1.03%                                        10/09/03    100,000        99,891,278
------------------------------------------------------------------------------------
Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $36,942,280)
  1.04%                                        09/03/03     37,000        36,997,862
====================================================================================
                                                                         713,783,866
====================================================================================

ASSET BACKED SECURITIES-CONSUMER
  RECEIVABLES-0.35%

Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $60,005,368)
  1.03%                                        09/09/03     60,112        60,098,241
------------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 08/06/03; Cost $38,743,745)
  1.06%                                        09/12/03     38,786        38,773,438
====================================================================================
                                                                          98,871,679
====================================================================================

ASSET BACKED SECURITIES-FULLY BACKED-2.12%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 06/02/03; Cost $74,615,000)
  1.20%                                        11/03/03     75,000        74,842,500
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $19,944,800)
  1.08%                                        11/20/03     20,000        19,952,000
------------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $49,859,208)
  1.09%                                        09/12/03     50,000        49,983,347
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-FULLY BACKED-(CONTINUED)

Forrestal Funding Master Trust (Bank of
  America-ABS Program Sponsor)(b)
  (Acquired 08/22/03; Cost $225,292,170)
  1.06%                                        09/22/03   $225,498   $   225,358,567
------------------------------------------------------------------------------------
Old Slip Funding Corp. (Bank of New York-ABS
  Program Sponsor)(b)
  (Acquired 08/20/03; Cost $25,002,801)
  1.08%                                        11/20/03     25,072        25,011,827
------------------------------------------------------------------------------------
Three Rivers Funding Corp. (Mellon Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,084
------------------------------------------------------------------------------------
Triple A One Funding Corp. (MBIA Insurance
  Corp.-ABS Program Sponsor)(b)(c)
  (Acquired 08/20/03; Cost $49,951,417)
  1.06%                                        09/22/03     50,000        49,969,083
------------------------------------------------------------------------------------
Tulip Funding Corp. (ABN AMRO Bank N.V.-ABS
  Program Sponsor)(b)
  (Acquired 08/06/03; Cost $99,917,556)
  1.06%                                        09/03/03    100,000        99,994,111
====================================================================================
                                                                         595,080,519
====================================================================================

ASSET BACKED SECURITIES-MULTI-PURPOSE-6.09%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 07/03/03; Cost $54,094,845)
  1.04%                                        10/10/03     54,250        54,188,878
------------------------------------------------------------------------------------
CRC Funding, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/06/03; Cost $99,873,389)
  1.06%                                        09/18/03    100,000        99,949,944
------------------------------------------------------------------------------------
Edison Asset Securitization, LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 06/10/03; Cost $72,103,070)
  1.07%                                        10/07/03     72,359        72,281,576
------------------------------------------------------------------------------------
  (Acquired 06/10/03; Cost $199,286,667)
  1.07%                                        10/08/03    200,000       199,780,056
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $44,845,500)
  1.03%                                        10/09/03     45,000        44,951,075
------------------------------------------------------------------------------------
  (Acquired 06/11/03; Cost $256,155,426)
  1.03%                                        10/10/03    257,000       256,712,418
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $87,482,218)
  1.19%                                        11/10/03     88,000        87,796,378
------------------------------------------------------------------------------------
  (Acquired 05/16/03; Cost $173,958,750)
  1.19%                                        11/12/03    175,000       174,583,500
------------------------------------------------------------------------------------
  (Acquired 07/03/03; Cost $27,315,857)
  1.03%                                        12/17/03     27,447        27,362,974
------------------------------------------------------------------------------------
Falcon Asset Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,899,889)
  1.06%                                        09/25/03    100,000        99,929,334
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $80,227,236)
  1.06%                                        09/26/03     80,310        80,250,883
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Jupiter Securitization Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/21/03; Cost $99,900,361)
  1.06%                                        09/24/03   $100,000   $    99,932,597
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $134,864,850)
  1.06%                                        09/30/03    135,000       134,884,725
------------------------------------------------------------------------------------
  (Acquired 07/08/03; Cost $40,995,649)
  1.04%                                        10/06/03     41,102        41,060,641
------------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 06/11/03; Cost $72,082,084)
  1.04%                                        11/10/03     72,400        72,253,591
------------------------------------------------------------------------------------
Sheffield Receivables Corp. (Barclays Bank
  PLC-NY Branch-ABS Program Sponsor)
  1.06%                                        09/22/03    100,630       100,567,777
------------------------------------------------------------------------------------
  Floating Rate, 1.07%(d)                      01/20/04     60,000        60,000,000
====================================================================================
                                                                       1,706,486,347
====================================================================================

ASSET BACKED SECURITIES-TRADE
  RECEIVABLES-7.06%

Bills Securitization Ltd. (Germany) (Deutsche
  Bank A.G.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $99,767,444)
  0.91%                                        09/26/03    100,000        99,936,806
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $99,728,194)
  1.03%                                        10/14/03    100,000        99,876,972
------------------------------------------------------------------------------------
Blue Ridge Asset Funding Corp. (Wachovia Bank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $149,863,083)
  1.06%                                        09/26/03    150,000       149,889,583
------------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 08/20/03; Cost $99,721,000)
  1.08%                                        11/21/03    100,000        99,757,000
------------------------------------------------------------------------------------
FCAR Owner Trust II-Series II (Ford Motor
  Credit Co.-ABS Program Sponsor)(b)
  (Acquired 06/03/03; Cost $99,691,611)
  1.22%                                        09/02/03    100,000        99,996,611
------------------------------------------------------------------------------------
  (Acquired 06/03/03; Cost $99,688,222)
  1.22%                                        09/03/03    100,000        99,993,222
------------------------------------------------------------------------------------
  (Acquired 06/12/03; Cost $141,189,245)
  1.04%                                        09/17/03    141,586       141,520,556
------------------------------------------------------------------------------------
  (Acquired 07/10/03; Cost $96,725,248)
  1.03%                                        10/17/03     97,000        96,872,337
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $99,733,000)
  1.08%                                        11/17/03    100,000        99,769,000
------------------------------------------------------------------------------------
  (Acquired 08/07/03, Cost $54,805,300)
  1.08%                                        12/03/03     55,000        54,846,550
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
ASSET BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust (General Motors
  Acceptance Corp.-ABS Program Sponsor)(b)
  (Acquired 06/25/03; Cost $199,545,000)
  0.91%                                        09/23/03   $200,000   $   199,888,778
------------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $74,922,708)
  1.06%                                        09/25/03     75,000        74,947,000
------------------------------------------------------------------------------------
  (Acquired 04/16/03; Cost $39,755,000)
  1.26%                                        10/08/03     40,000        39,948,200
------------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $124,606,250)
  1.08%                                        11/18/03    125,000       124,707,500
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $199,279,333)
  1.10%                                        12/02/03    200,000       199,442,889
------------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $99,630,278)
  1.10%                                        12/03/03    100,000        99,715,833
------------------------------------------------------------------------------------
  (Acquired 08/07/03; Cost $124,550,000)
  1.08%                                        12/05/03    125,000       124,643,750
------------------------------------------------------------------------------------
  (Acquired 08/20/03; Cost $74,743,500)
  1.08%                                        12/12/03     75,000        74,770,500
====================================================================================
                                                                       1,980,523,087
====================================================================================

DIVERSIFIED BANKS-0.52%

Societe Generale North America (France)
  1.10%                                        12/11/03    144,570       144,125,869
====================================================================================

INVESTMENT BANKING & BROKERAGE-2.80%

Bear, Stearns & Co. Inc.
  1.04%                                        09/19/03    200,000       199,896,000
------------------------------------------------------------------------------------
  1.01%                                        10/10/03    185,000       184,797,579
------------------------------------------------------------------------------------
Lehman Brothers Holdings Inc.(e)
  1.23%                                        09/30/03     50,000        50,000,000
------------------------------------------------------------------------------------
  1.23%                                        10/14/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        11/20/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        12/04/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.20%                                        01/23/04     50,000        50,000,000
====================================================================================
                                                                         784,693,579
====================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES-1.14%

GE Capital International Funding Inc.-Series
  A(b)
  (Acquired 04/23/03; Cost $129,181,000)
  1.26%                                        10/20/03    130,000       129,777,050
------------------------------------------------------------------------------------
General Electric Capital Services, Inc.
  1.03%                                        10/08/03     41,000        40,956,597
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
OTHER DIVERSIFIED FINANCIAL SERVICES-(CONTINUED)

Morgan Stanley, Floating Rate(e)
  1.14%                                        12/01/03   $150,000   $   150,000,000
====================================================================================
                                                                         320,733,647
====================================================================================

REGIONAL BANKS-2.45%

Banque et Caisse d'Epargne de l'Etat
  (Luxembourg)
  1.23%                                        11/03/03    100,000        99,784,750
------------------------------------------------------------------------------------
Danske Corp. (Denmark)
  1.08%                                        12/23/03     25,187        25,101,616
------------------------------------------------------------------------------------
Stadshypotek Delaware, Inc. (Sweden)
  1.03%                                        09/15/03    200,000       199,919,889
------------------------------------------------------------------------------------
  1.03%                                        09/16/03    100,000        99,957,083
------------------------------------------------------------------------------------
  0.91%                                        09/23/03    100,000        99,944,389
------------------------------------------------------------------------------------
  1.07%                                        11/05/03    163,000       162,685,094
====================================================================================
                                                                         687,392,821
====================================================================================
    Total Financial                                                    7,031,691,414
====================================================================================
    Total Commercial Paper (Cost
      $7,031,691,414)                                                  7,031,691,414
====================================================================================
TIME DEPOSITS-15.75%

Danske Bank A/S-Cayman (Denmark)
  1.02%                                        09/02/03    370,000       370,000,000
------------------------------------------------------------------------------------
Deutsche Bank A.G.-Cayman (Germany)
  1.00%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Fifth Third Bank-Cayman
  1.01%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
ING Belgium S.A./N.V.-Brussels (Belgium)
  1.13%                                        09/02/03    800,000       800,000,000
------------------------------------------------------------------------------------
M&I Marshall & Ilsley Bank-Milwaukee
  1.00%                                        09/02/03    261,489       261,488,678
------------------------------------------------------------------------------------
Rabobank Nederland-London (Netherlands)
  1.14%                                        09/02/03    585,000       585,000,000
------------------------------------------------------------------------------------
Royal Bank of Canada-Cayman (Canada)
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
Societe Generale-Cayman (France)
  1.02%                                        09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
Suntrust Bank Atlanta-Cayman
  0.97%                                        09/02/03    500,000       500,000,000
------------------------------------------------------------------------------------
U.S. Bank N.A.-Cayman
  1.01%                                        09/02/03    300,000       300,000,000
------------------------------------------------------------------------------------
WestLB A.G.-Cayman (Germany)
  1.13%                                        09/02/03    150,000       150,000,000
====================================================================================
    Total Time Deposits (Cost $4,416,488,678)                          4,416,488,678
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT-13.03%

Barclays Bank PLC (United Kingdom)
  1.03%                                        10/14/03   $200,000   $   200,000,000
------------------------------------------------------------------------------------
BNP Paribas (France)
  1.39%                                        08/05/04     75,000        75,027,868
------------------------------------------------------------------------------------
Citibank N.A.
  1.07%                                        11/03/03    100,000        99,999,854
------------------------------------------------------------------------------------
  1.08%                                        11/05/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.08%                                        11/06/03    250,000       250,000,000
------------------------------------------------------------------------------------
Credit Agricole Indosuez (France)
  1.03%                                        09/11/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/03/03    200,000       200,000,000
------------------------------------------------------------------------------------
  1.04%                                        10/09/03    100,000       100,000,000
------------------------------------------------------------------------------------
Danske Bank A/S (Denmark)
  1.36%                                        01/28/04    150,000       149,998,469
------------------------------------------------------------------------------------
Deutsche Bank A.G. (Germany)
  1.03%                                        10/22/03    200,000       200,000,000
------------------------------------------------------------------------------------
Dexia Bank S.A.-New York Branch (Belgium)(e)
  1.03%                                        06/09/04    200,000       199,968,934
------------------------------------------------------------------------------------
HBOS Treasury Services PLC (United Kingdom)
  1.08%                                        09/12/03    230,000       230,000,000
------------------------------------------------------------------------------------
  1.03%                                        10/17/03    200,000       200,000,000
------------------------------------------------------------------------------------
HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000        75,000,000
------------------------------------------------------------------------------------
Lloyd's TSB Bank PLC-New York Branch (United
  Kingdom)
  1.21%                                        12/11/03    100,000       100,000,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia)
  1.04%                                        07/23/04    300,000       300,000,000
------------------------------------------------------------------------------------
  1.26%                                        08/24/04    229,000       229,000,000
------------------------------------------------------------------------------------
Rabobank Nederland (Netherlands)
  1.21%                                        10/31/03    150,000       150,060,651
------------------------------------------------------------------------------------
  1.19%                                        08/04/04     75,000        74,993,044
------------------------------------------------------------------------------------
Societe Generale (France)
  1.25%                                        10/16/03    100,000        99,997,510
------------------------------------------------------------------------------------
  1.16%                                        08/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
Svenska Handelsbanken A.B. (Sweden)
  1.61%                                        10/08/03    100,000       100,000,000
------------------------------------------------------------------------------------
  1.23%                                        03/17/04     70,000        69,996,198
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A.
  1.06%                                        09/22/03    100,000       100,000,000
====================================================================================
    Total Certificates of Deposit (Cost
      $3,654,042,528)                                                  3,654,042,528
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-8.38%

FEDERAL FARM CREDIT BANK-0.27%

Bonds,
  1.80%                                        09/03/03   $ 75,000   $    75,000,000
====================================================================================

FEDERAL HOME LOAN BANK-3.09%

Unsec. Bonds,
  2.50%                                        11/14/03     61,800        61,877,787
------------------------------------------------------------------------------------
  1.20%                                        04/08/04    200,965       200,959,245
------------------------------------------------------------------------------------
  1.42%                                        04/21/04     93,000        93,000,000
------------------------------------------------------------------------------------
  1.38%                                        05/11/04    145,000       145,000,000
------------------------------------------------------------------------------------
  1.12%                                        07/12/04    235,000       235,000,000
------------------------------------------------------------------------------------
  1.22%                                        08/04/04    100,000        99,984,855
------------------------------------------------------------------------------------
  1.28%                                        09/08/04     30,000        30,000,000
====================================================================================
                                                                         865,821,887
====================================================================================

FEDERAL HOME LOAN MORTGAGE CORP.
  (FHLMC)-1.52%

Reference Bills,(a)
  1.04%                                        09/11/03     30,000        29,991,333
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.04%                                        10/15/03     47,000        46,940,258
------------------------------------------------------------------------------------
  1.06%                                        10/31/03    250,000       249,558,333
------------------------------------------------------------------------------------
Unsec. Global Notes,
  3.25%                                        01/15/04    100,000       100,629,476
====================================================================================
                                                                         427,119,400
====================================================================================

FEDERAL NATIONAL MORTGAGE ASSOCIATION
  (FNMA)-3.13%

Pass Thru Ctfs.,
  1.09%                                        12/01/03     98,615        98,346,465
------------------------------------------------------------------------------------
  1.10%                                        12/01/03    230,479       229,845,182
------------------------------------------------------------------------------------
Unsec. Disc. Notes,(a)
  1.23%                                        09/30/03    250,000       249,752,292
------------------------------------------------------------------------------------
Unsec. Global Notes,
  5.63%                                        05/14/04     50,000        51,482,370
------------------------------------------------------------------------------------
Unsec. Notes,
  4.75%                                        11/14/03     75,000        75,525,258
------------------------------------------------------------------------------------
  1.08%                                        12/31/03    100,000        99,637,000
------------------------------------------------------------------------------------
  1.18%                                        07/23/04     75,000        74,198,583
====================================================================================
                                                                         878,787,150
====================================================================================

OVERSEAS PRIVATE INVESTMENT CORP.-0.00%

Floating Rate Notes,(f)(g)
  1.11%                                        01/15/09        494           494,175
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

STUDENT LOAN MARKETING ASSOCIATION-0.37%

Global Notes,
  5.00%                                        06/30/04   $100,000   $   103,293,929
====================================================================================
    Total U.S. Government Agency Securities
      (Cost $2,350,516,541)                                            2,350,516,541
====================================================================================
PROMISSORY NOTES-4.91%

Goldman Sachs Group, Inc. (The)(b)(h)
  (Acquired 08/04/03; Cost $250,000,000)
  1.26%                                        03/01/04    250,000       250,000,000
------------------------------------------------------------------------------------
  (Acquired 07/25/03; Cost $120,000,000)
  1.23%                                        06/21/04    120,000       120,000,000
------------------------------------------------------------------------------------
  (Acquired 03/06/03; Cost $125,000,000)
  1.32%(e)                                     09/03/03    125,000       125,000,000
------------------------------------------------------------------------------------
  (Acquired 03/21/03; Cost $100,000,000)
  1.26%(e)                                     09/17/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 03/27/03; Cost $140,000,000)
  1.19%(e)                                     09/29/03    140,000       140,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/02/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 04/09/03; Cost $130,000,000)
  1.20%(e)                                     10/06/03    130,000       130,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $150,000,000)
  1.33%(e)                                     10/06/03    150,000       150,000,000
------------------------------------------------------------------------------------
  (Acquired 03/13/03; Cost $211,000,000)
  1.33%(e)                                     10/07/03    211,000       211,000,000
====================================================================================
    Total Promissory Notes (Cost
      $1,376,000,000)                                                  1,376,000,000
====================================================================================
VARIABLE RATE DEMAND NOTES-4.74%(j)

CORPORATE GUARANTEED-0.04%

Mississippi (State of) Business Finance Corp.
  (General Electric Plastics Project);
  Taxable Series 1998 IDR(b)(d)(f)(i)
  (Acquired 01/25/02; Cost $12,000,000)
  1.08%                                        02/01/23     12,000        12,000,000
====================================================================================

INSURED-2.20%(c)(f)(g)

Alaska (State of) Housing Finance Corp.;
  Taxable Home Mortgage Series 2002 B RB
  1.06%                                        12/01/36      8,100         8,100,000
------------------------------------------------------------------------------------
California (State of) Housing Finance Agency;
  Taxable Home Mortgage Series 1998 RB
  Series M, 1.03%                              08/01/19     10,585        10,585,000
------------------------------------------------------------------------------------
  Series M, 1.03%                              08/01/23     28,530        28,530,000
------------------------------------------------------------------------------------
  Series T, 1.05%                              08/01/29     13,980        13,980,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
INSURED-(CONTINUED)

Connecticut (State of) Housing Financing
  Authority (Housing Mortgage Finance
  Program); RB
  Taxable Series 1998 F-2, 1.11%               11/15/16   $ 25,450   $    25,450,000
------------------------------------------------------------------------------------
  Taxable Series 2002 A-5, 1.10%               05/15/33     19,365        19,365,000
------------------------------------------------------------------------------------
Florida (State of) Baptist Health System of
  South Florida; RB
  Taxable Series 1995 A, 1.10%                 05/15/17     11,100        11,100,000
------------------------------------------------------------------------------------
  Taxable Series 1995 B, 1.10%                 05/15/25     23,900        23,900,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Agency;
  Taxable Housing Series 1993 A RB
  1.05%                                        01/01/34     31,200        31,200,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.;
  Taxable Housing Series 2000 A RB
  1.05%                                        01/01/45     59,580        59,580,000
------------------------------------------------------------------------------------
Florida (State of) Housing Finance Corp.
  (Affordable Housing); Taxable Series 2002 A
  RB
  1.10%                                        01/01/47     39,320        39,320,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Student Loan RB
  Taxable Series 1998 B, 1.11%                 09/01/32     12,870        12,870,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-I, 1.11%               09/01/34      7,100         7,100,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-II, 1.11%              09/01/34      2,000         2,000,000
------------------------------------------------------------------------------------
  Taxable Series 1999 B-III, 1.11%             09/01/34      3,350         3,350,000
------------------------------------------------------------------------------------
Loanstar Asset Partners II; Student Loan
  RB(b)
  (Acquired 11/14/02; Cost $25,000,000)
  Series 2001 Tranche 1 1.12%                  09/01/36     25,000        25,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $60,000,000)
  Series 2002 Tranche 1 1.12%                  08/01/37     60,000        60,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $40,000,000)
  Series 2002 Tranche 2 1.12%                  08/01/37     40,000        40,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 3 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 08/06/02; Cost $50,000,000)
  Series 2002 Tranche 4 1.12%                  08/01/37     50,000        50,000,000
------------------------------------------------------------------------------------
Michigan (State of) Housing Development
  Authority; Taxable Series 2000 C RB
  1.06%                                        12/01/20     33,005        33,005,000
------------------------------------------------------------------------------------
Minnesota (State of) Fairview, Minnesota
  Hospital & Health Care Services;
  Taxable Series 1994 A ACES
  1.10%                                        11/01/15      4,400         4,400,000
------------------------------------------------------------------------------------
Montgomery (City of), Alabama BMC Special
  Care Facilities Financing Authority
  (Baptist Health); Taxable Series 1998 C
  Floating Rate RB
  1.12%                                        11/15/29     19,300        19,300,000
------------------------------------------------------------------------------------
New Orleans (City of), Louisiana; Taxable
  Pension Series 2000 RB
  1.10%                                        09/01/30     40,000        40,000,000
====================================================================================
                                                                         618,135,000
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------

LETTER OF CREDIT GUARANTEED-2.50%(f)(k)

Advocare of South Carolina; Series 1997 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 03/28/02; Cost $6,100,000)
  1.11%                                        06/01/17   $  6,100   $     6,100,000
------------------------------------------------------------------------------------
B. Braun Medical Inc.; Series 2000 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.13%                                        02/01/15     30,479        30,479,000
------------------------------------------------------------------------------------
Baltimore (County of), Maryland (Oak Crest
  Village Inc. Project); Series 1999 B RB
  (LOC-Wachovia Bank N.A.)(g)
  1.12%                                        01/01/29      1,140         1,140,000
------------------------------------------------------------------------------------
Barrington Development Funding LLC; Series
  2002 A Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/01/32      6,005         6,005,000
------------------------------------------------------------------------------------
Belk, Inc.; Series 1998 Bonds (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $91,030,000)
  1.13%                                        07/01/08     91,030        91,030,000
------------------------------------------------------------------------------------
Brosis Finance, LLC; Series 1999 Bonds
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        09/01/19     18,400        18,400,000
------------------------------------------------------------------------------------
Capital One Funding Corp.; Floating Rate
  Notes (LOC-Bank One N.A.)(g)
  1.13%                                        12/02/19      5,024         5,024,000
------------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $9,064,000)
  1.13%(b)                                     07/01/20      9,064         9,064,000
------------------------------------------------------------------------------------
  1.13%                                        09/01/20        470           470,000
------------------------------------------------------------------------------------
  1.13%                                        05/01/26      7,500         7,500,000
------------------------------------------------------------------------------------
Carlton Arms of Ocala; Series 2002 Bonds
  (LOC-Wachovia Bank N.A.)(b)(g)
  (Acquired 07/31/03; Cost $1,100,000)
  1.11%                                        09/01/34      1,100         1,100,000
------------------------------------------------------------------------------------
Chatham Capital Corp.; Series 2000 Floating
  Rate Notes (LOC-Bank One N.A.)(g)
  1.13%                                        07/01/20      9,149         9,149,000
------------------------------------------------------------------------------------
Dome Corp.; Floating Rate Notes (LOC-Wachovia
  Bank N.A.)(b)(g)
  (Acquired 05/31/02; Cost $10,435,000)
  1.13%                                        08/31/16     10,435        10,435,000
------------------------------------------------------------------------------------
Georgia (State of) Brooks Development
  Authority (Langboard Inc. Project);
  Series 2003 IDR (LOC-Bank of America
  N.A.)(g)
  1.11%                                        04/01/18     10,000        10,000,000
------------------------------------------------------------------------------------
Gulf States Paper Corp.; Series 1998 Unsec.
  Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        11/01/18     25,000        25,000,000
------------------------------------------------------------------------------------
Health Insurance Plan of Greater New York;
  Series 1990 B-1 ACES
  (LOC-JP Morgan Chase & Co.)(g)
  1.08%                                        07/01/16      2,900         2,900,000
------------------------------------------------------------------------------------
Illinois (State of) Student Assistance
  Commission; Taxable Student Loan Series
  1997 B RB
  (LOC-Bank One Chicago N.A.)(g)
  1.11%                                        09/01/31      7,700         7,700,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

LP Pinewood SPV; Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        02/01/18   $ 15,300   $    15,300,000
------------------------------------------------------------------------------------
Michigan (State of) Botsford General
  Hospital; Series 1997 A RB
  (LOC-Michigan National Bank)(e)
  1.10%                                        02/15/27     10,300        10,300,000
------------------------------------------------------------------------------------
Mississippi (State of) Business Finance Corp.
  (Telepak Inc. Project); Taxable Series 2002
  IDR
  (LOC-Wachovia Bank N.A.) (Acquired
  05/23/02; Cost $40,000,000)(b)(g)
  1.11%                                        05/01/17     40,000        40,000,000
------------------------------------------------------------------------------------
New York (City of) Housing Development Corp.
  (Chelsea Centro); Series 2003 RB
  (LOC-Bayerische Landesbank)(g)
  1.09%                                        06/01/33      8,300         8,300,000
------------------------------------------------------------------------------------
New York (State of) Housing Finance Agency;
  Taxable Service Contract Series 2003 F RB
  (LOC-State Street Bank & Trust Co.)(g)
  1.09%                                        09/15/07     10,000        10,000,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Charlotte; Series 2002 A RB
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/14     13,800        13,800,000
------------------------------------------------------------------------------------
North Carolina (State of) Roman Catholic
  Diocese of Raleigh; Series 2002 A RB
  (LOC-Bank of America N.A.)(g)
  1.16%                                        06/01/18      1,800         1,800,000
------------------------------------------------------------------------------------
Ohio (State of) (Fayette County Memorial
  Hospital); Series 2003 RB
  (LOC-National City Bank)(g)
  1.10%                                        08/01/23      2,400         2,400,000
------------------------------------------------------------------------------------
Rockwood Quarry LLC; Notes (LOC-Fifth Third
  Bank)(g)
  1.10%                                        12/01/22      5,000         5,000,000
------------------------------------------------------------------------------------
Sabine River Authority of Texas (TXU Energy
  Co. LLC Project); Series 2001 E PCR
  (LOC-Chase Manhattan Bank)(g)
  1.11%                                        12/01/36      1,587         1,587,142
------------------------------------------------------------------------------------
San Jose (City of), California Redevelopment
  Agency (Merged Area); RB
  (LOC-Bank of New York)(g)
  Series 2002 G, 1.10%                         08/01/29      8,000         8,000,000
------------------------------------------------------------------------------------
  Series 2002 H, 1.10%                         08/01/29     17,226        17,226,000
------------------------------------------------------------------------------------
Shepherd Capital LLC;
  Floating Rate Series 2003 B Notes
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        05/01/53     15,000        15,000,000
------------------------------------------------------------------------------------
  Floating Rate Series 96A Notes
  (LOC-Standard Federal Bank)(g)
  1.18%                                        10/01/46      1,250         1,250,000
------------------------------------------------------------------------------------
  Floating Rate Notes (LOC-Wachovia Bank
  N.A.)(g)
  1.11%                                        11/01/52     10,000        10,000,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
LETTER OF CREDIT GUARANTEED-(CONTINUED)

Southeastern Retirement Association, Inc.;
  Series 1999 Bonds (LOC-Wachovia Bank
  N.A.)(b)(g)
  (Acquired 05/16/02; Cost $60,000)
  1.13%                                        08/01/19   $     60   $        60,000
------------------------------------------------------------------------------------
Texas (State of) Brazos River Authority (TXU
  Energy Co. LLC Project); Series 2001 I PCR
  (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        12/01/36     62,920        62,920,000
------------------------------------------------------------------------------------
TP Racing L.L.L.P.; Floating Rate Series 2000
  Notes
  (LOC-Bank One Trust Co. N.A.)(g)
  1.13%                                        06/01/30     29,140        29,140,000
------------------------------------------------------------------------------------
Union (County of), Arkansas (Del-Tin Fiber
  LLC Project); Series 1998 IDR
  (LOC-Bank One Chicago N.A.)(g)
  1.13%                                        10/01/27     34,400        34,400,000
------------------------------------------------------------------------------------
University of Virginia Real Estate
  Foundation; Series 2001 RB (LOC-Wachovia
  Bank N.A.)
  (Acquired 07/31/03; Cost $48,145,000)(b)(g)
  1.13%                                        07/01/26     48,145        48,145,000
------------------------------------------------------------------------------------
Virginia (State of) Richmond Redevelopment &
  Housing Authority Project (Old Manchester);
  Taxable Series 1995 B RB (LOC-Wachovia Bank
  N.A.)(d)
  1.15%                                        12/01/25      1,590         1,590,000
------------------------------------------------------------------------------------
Wake Forest University; Floating Rate Series
  1997 Bonds (LOC-Wachovia Bank N.A.)(g)
  1.11%                                        07/01/17      6,900         6,900,000
------------------------------------------------------------------------------------
Wisconsin (State of) Madison Community
  Development Authority (Overture Development
  Corp.); Series 2001 RB (LOC-Bank One
  Milwaukee N.A.; U.S. Bancorp; M&I Marshall
  & Ilsley; Northern Trust Co.)(g)
  1.13%                                        06/01/36    115,000       115,000,000
====================================================================================
                                                                         699,614,142
====================================================================================
    Total Variable Rate Demand Notes (Cost
      $1,329,749,142)                                                  1,329,749,142
====================================================================================
ASSET BACKED NOTES-4.08%

STRUCTURED-2.60%

Carmax Auto Owner Trust-Series 2003-1, Class
  A-1
  1.24%                                        06/15/04     40,136        40,136,423
------------------------------------------------------------------------------------
Granite Mortgages PLC (United Kingdom)-Series
  2003-1, Class 1A1, Floating Rate
  Bonds(b)(d)
  (Acquired 01/22/03; Cost $50,000,000)
  1.10%                                        01/20/04     50,000        50,000,000
------------------------------------------------------------------------------------
Holmes Financing (No. 6) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.11%                                        10/15/03     72,500        72,500,000
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
STRUCTURED-(CONTINUED)

Holmes Financing (No. 7) PLC (United
  Kingdom)-Series 1, Class A, Floating Rate
  Bonds(d)
  1.07%                                        04/15/04   $100,000   $   100,000,000
------------------------------------------------------------------------------------
Honda Auto Receivables 2003-2 Owner
  Trust-Class A-1 Notes
  1.23%                                        06/11/04     73,596        73,596,305
------------------------------------------------------------------------------------
Household Automotive Trust-Series 2003-1,
  Class A-1(c)
  1.24%                                        05/17/04     36,773        36,772,528
------------------------------------------------------------------------------------
IKON Receivables Funding LLC Lease-Backed
  Notes-Series 2003-1, Class A-1(c)
  1.31%                                        05/17/04     48,644        48,643,911
------------------------------------------------------------------------------------
Permanent Financing (No. 2) PLC (United
  Kingdom) Series 1, Class A, Floating Rate
  Bonds (Halifax PLC-ABS Program Sponsor)
  (Acquired 02/26/03; Cost
  $105,000,000)(b)(d)
  1.07%                                        03/10/04    105,000       105,000,000
------------------------------------------------------------------------------------
Residential Mortgage Securities (United
  Kingdom)-Series 14A, Class A1, Floating
  Rate Bonds (Acquired 03/17/03; Cost
  $55,826,175)(b)
  1.14%                                        03/10/04     55,826        55,826,175
------------------------------------------------------------------------------------
Triad Automobile Receivables Trust-Series
  2003-A, Class A-1(c)
  1.25%                                        04/12/04     34,118        34,117,936
------------------------------------------------------------------------------------
WFS Financial 2003-2 Owner Trust, Class A-1
  1.26%                                        06/14/04     99,056        99,055,851
------------------------------------------------------------------------------------
World Omni Auto Receivables Trust-Series
  2003-A, Class A-1
  1.30%                                        03/15/04     12,738        12,737,635
====================================================================================
                                                                         728,386,764
====================================================================================

STRUCTURED INVESTMENT VEHICLES/SECURITY
  ARBITRAGE-1.48%

Beta Finance Inc., Floating Rate MTN
  (Citibank International PLC-ABS Program
  Sponsor)(b)(e)
  (Acquired 10/02/02; Cost $75,000,000)
  1.12%                                        10/07/03     75,000        75,000,000
------------------------------------------------------------------------------------
  (Acquired 10/03/02; Cost $99,995,000)
  1.11%                                        10/16/03    100,000        99,999,384
------------------------------------------------------------------------------------
  (Acquired 05/19/03; Cost $89,111,606)
  1.24%                                        04/30/04     89,000        89,078,514
------------------------------------------------------------------------------------
  (Acquired 05/08/03; Cost $50,000,000)
  1.06%                                        05/17/04     50,000        50,000,000
------------------------------------------------------------------------------------
  (Acquired 06/09/03; Cost $99,990,000)
  1.06%                                        06/16/04    100,000        99,992,104
====================================================================================
                                                                         414,070,002
====================================================================================
    Total Asset Backed Notes (Cost
      $1,142,456,766)                                                  1,142,456,766
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
MASTER NOTE AGREEMENTS-2.76%(l)

Merrill Lynch Mortgage Capital, Inc.(b)(m)
  (Acquired 08/25/03; Cost $220,000,000)
  1.27%                                        02/23/04   $220,000   $   220,000,000
------------------------------------------------------------------------------------
Morgan Stanley(b)(n)
  (Acquired 03/17/03; Cost $555,000,000)
  1.20%                                        09/15/03    555,000       555,000,000
====================================================================================
    Total Master Note Agreements (Cost
      $775,000,000)                                                      775,000,000
====================================================================================
MEDIUM TERM NOTES-2.54%

Associates Corp. of North America, Sr. Global
  MTN,
  5.80%                                        04/20/04     49,000        50,443,106
------------------------------------------------------------------------------------
General Electric Capital Corp.-Series A
  Floating Rate Global MTN, 1.33%(e)           10/22/03     40,000        40,005,870
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.19%(d)                  09/08/04    332,900       332,900,000
------------------------------------------------------------------------------------
MetLife Global Funding(d)
  (Acquired 08/20/03; Cost $90,000,000)
  Floating Rate Global MTN, 1.12%(b)           09/15/04     90,000        90,000,000
------------------------------------------------------------------------------------
  Floating Rate MTN, 1.12%                     09/27/04     99,300        99,300,000
------------------------------------------------------------------------------------
National Australia Bank Ltd. (Australia),
  Euro Floating Rate MTN,(o)
  1.20%                                        03/12/04     50,000        50,008,379
------------------------------------------------------------------------------------
  1.13%                                        05/02/04     50,000        50,013,519
====================================================================================
    Total Medium Term Notes (Cost
      $712,670,874)                                                      712,670,874
====================================================================================
FUNDING AGREEMENTS-1.66%

New York Life Insurance Co.(b)(d)(h)
  (Acquired 04/03/03; Cost $265,000,000)
  1.18%                                        04/07/04    265,000       265,000,000
------------------------------------------------------------------------------------
Travelers Insurance Co.(b)(h)(o)
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        11/25/03    100,000       100,000,000
------------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $100,000,000)
  1.24%                                        08/27/04    100,000       100,000,000
====================================================================================
    Total Funding Agreements (Cost
      $465,000,000)                                                      465,000,000
====================================================================================
BANK NOTES-1.52%

BNP Paribas-New York Branch (France),
  Floating Rate Notes,(e)
  1.04%                                        06/07/04    200,000       199,968,979
------------------------------------------------------------------------------------
National City Bank of Indiana, Floating Rate
  Notes,(e)
  1.04%                                        06/14/04    100,000        99,984,285
------------------------------------------------------------------------------------
Wachovia Bank, N.A., Floating Rate Notes,(o)
  1.19%                                        06/24/04     25,000        25,044,996
------------------------------------------------------------------------------------
Wells Fargo Bank, N.A., Floating Rate
  Notes,(e)
  1.04%                                        05/10/04    100,000       100,000,000
====================================================================================
    Total Bank Notes (Cost $424,998,260)                                 424,998,260
====================================================================================

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
PUTTABLE RESET NOTES-1.01%

Merck & Co., Inc.; PURS Notes (Acquired
  02/18/03; Cost $103,194,800)(b)
  4.49%                                        02/22/04   $100,000   $   101,531,392
------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.; Unsec. Unsub. PURS
  Notes
  5.20%                                        06/01/04    175,000       180,536,131
====================================================================================
    Total Puttable Reset Notes (Cost
      $282,067,523)                                                      282,067,523
====================================================================================
U.S. TREASURY NOTES-0.36%

3.00%                                          01/31/04    100,000       100,717,649
====================================================================================
    Total U.S. Treasury Notes (Cost
      $100,717,649)                                                      100,717,649
====================================================================================
    Total Investments Excluding Repurchase
      Agreements (Cost $24,061,399,375)                               24,061,399,375
====================================================================================
REPURCHASE AGREEMENTS-15.33%

ABN AMRO Bank N.V.-New York Branch
  (Netherlands)
  1.05%(p)                                     09/02/03     37,000        37,000,000
------------------------------------------------------------------------------------
Banc of America Securities LLC
  1.05%(q)                                     09/02/03    350,000       350,000,000
------------------------------------------------------------------------------------
  1.08%(r)                                     09/02/03    102,000       102,000,000
------------------------------------------------------------------------------------
Banc One Capital Markets Group
  1.06%(s)                                     09/02/03      2,116         2,116,069
------------------------------------------------------------------------------------
Bank of Nova Scotia (The)-New York Branch
  (Canada)
  1.05%(t)                                     09/02/03    252,501       252,501,380
------------------------------------------------------------------------------------
Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.05%(u)                                     09/02/03    297,003       297,002,850
------------------------------------------------------------------------------------
BNP Paribas Securities Corp.-New York Branch
  (France)
  1.05%(v)                                     09/02/03    307,000       307,000,000
------------------------------------------------------------------------------------
Citigroup Global Markets Inc.
  1.05%(w)                                     09/02/03    287,000       287,000,000
------------------------------------------------------------------------------------
Credit Suisse First Boston LLC-New York
  Branch (Switzerland)
  1.16%(x)                                     07/09/04    300,000       300,000,000
------------------------------------------------------------------------------------
Deutsche Bank Securities Inc.-New York Branch
  (Germany)
  1.06%(y)                                     09/02/03    224,536       224,536,185
------------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(z)                                     09/02/03     52,000        52,000,000
------------------------------------------------------------------------------------
JP Morgan Securities Inc.
  1.07%(aa)                                    09/02/03    250,000       250,000,000
------------------------------------------------------------------------------------
Lehman Brothers Inc.
  1.00%(ab)                                    09/02/03    100,000       100,000,000
------------------------------------------------------------------------------------
UBS Warburg LLC-New York Branch (Switzerland)
  1.01%(ac)                                    09/02/03    372,163       372,163,170
------------------------------------------------------------------------------------
  1.05%(ad)                                    09/02/03    425,000       425,000,000
------------------------------------------------------------------------------------
  1.05%(ae)                                    09/02/03    475,814       475,814,111
------------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)          VALUE
------------------------------------------------------------------------------------
REPURCHASE AGREEMENTS-(CONTINUED)

Wachovia Securities, Inc.
  1.03%(af)                                    09/02/03   $275,616   $   275,616,254
------------------------------------------------------------------------------------
  1.08%(ag)                                    09/02/03     62,000        62,000,000
------------------------------------------------------------------------------------
WestLB A.G.-New York Branch (Germany)
  1.13%(ah)                                    09/02/03    127,000       127,000,000
====================================================================================
    Total Repurchase Agreements (Cost
      $4,298,750,019)                                                  4,298,750,019
____________________________________________________________________________________
====================================================================================
TOTAL INVESTMENTS (Cost
  $28,360,149,394)(ai)-101.15%                                        28,360,149,394
____________________________________________________________________________________
====================================================================================
OTHER ASSETS LESS LIABILITIES-(1.15)%                                   (323,748,205)
____________________________________________________________________________________
====================================================================================
NET ASSETS-100.00%                                                   $28,036,401,189
____________________________________________________________________________________
====================================================================================

Investment Abbreviations:

ABS     - Asset Backed Security
ACES    - Automatically Convertible Extendable Security
Disc.   - Discounted
IDR     - Industrial Revenue Bonds
LOC     - Letter of Credit
MTN     - Medium Term Notes
PCR     - Pollution Control Revenue Bonds
PURS    - Puttable Reset Securities
RB      - Revenue Bonds
Sr.     - Senior
Unsec.  - Unsecured
Unsub.  - Unsubordinated

Notes to Schedule of Investments

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $8,939,316,340, which represented 31.88% of the Fund's net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(c) Principal and interest payments are secured by bond insurance provided by one of the following companies: AMBAC Assurance Corp., MBIA Insurance Corp. or Financial Security Assurance.
(d) Interest rates are redetermined monthly. Rate shown is the rate in effect on 08/31/03.
(e) Interest rates are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) Demand security; payable upon demand by the Fund with usually no more than seven calendar day's notice.
(g) Interest rates are redetermined weekly. Rate shown is the rate in effect on 08/31/03.
(h) Security considered to be illiquid. The aggregate market value of these securities at 08/31/03 was $1,841,000,000 which represents 6.57% of the Fund's net assets.
(i) Principal and interest payments are guaranteed by the corporate guarantor.
(j) Interest on these securities is taxable income to the Fund.
(k) Principal and interest payments are guaranteed by the letter of credit agreement.
(l) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(m) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(n) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(o) Interest rates are redetermined quarterly. Rate shown is the rate in effect on 08/31/03.
(p) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,029,167. Collateralized by $254,927,000 U.S. Government obligations, 0% to 4.00% due 11/05/03 to 09/02/08 with an aggregate market value at 08/31/03 of $255,000,220.
(q) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $499,105,000 U.S. Government obligations, 0% to 9.70% due 10/03/03 to 04/05/19 with an aggregate market value at 08/31/03 of $510,000,486.
(r) Joint repurchase agreement entered into 08/29/03 with a maturing value of $250,030,000. Collateralized by $252,007,493 U.S. Government obligations, 5.50% to 6.00% due 12/01/32 to 06/01/33 with an aggregate market value at 08/31/03 of $255,000,000.
(s) Joint repurchase agreement entered into 08/29/03 with a maturing value of $300,035,333. Collateralized by $294,930,000 U.S. Government obligations, 0% to 7.70% due 09/15/03 to 04/09/09 with an aggregate market value at 08/31/03 of $306,001,703.
(t) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $494,322,000 U.S. Government obligations, 0% to 7.25% due 12/15/03 to 05/15/30 with an aggregate market value at 08/31/03 of $510,000,259.
(u) Joint repurchase agreement entered into 08/29/03 with a maturing value of $660,079,850. Collateralized by $664,688,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 03/15/12 with an aggregate market value at 08/31/03 of $673,203,742.
(v) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $511,522,000 U.S. Government obligations, 0% to 0% due 10/16/03 to 12/31/03 with an aggregate market value at 08/31/03 of $510,000,869.
(w) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $493,678,000 U.S. Government obligations, 0% to 6.00% due 12/15/03 to 11/11/16 with an aggregate market value at 08/31/03 of $510,000,421.
(x) Term repurchase agreement entered into 08/29/03; however either party may terminate the agreement upon demand. Interest rates, par and collateral are redetermined daily. Collateralized by $526,959,000 U.S. Treasury obligations, 0% to 8.13% due 11/15/15 to 08/15/21 with an aggregate market value at 08/31/03 of $306,000,504.
(y) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,889. Collateralized by $479,866,000 U.S. Government obligations, 1.88% to 6.25% due 01/15/05 to 01/05/27 with an aggregate market value at 08/31/03 of $510,000,195.
(z) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(aa)Repurchase agreement entered into 08/29/03 with a maturing value of $250,029,722. Collateralized by $252,112,237 U.S. Government obligations, 0% to 0% due 05/01/23 to 08/01/33 with a market value at 08/31/03 of $255,000,797.
(ab)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,055,556. Collateralized by $407,091,000 U.S. Treasury obligations, 6.00% to 8.88% due 02/15/19 to 05/15/30 with an aggregate market value at 08/31/03 of $510,005,167.
(ac)Joint repurchase agreement entered into 08/29/03 with a maturing value of $900,101,000. Collateralized by $705,327,000 U.S. Treasury obligations, 3.38% to 8.88% due 01/15/07 to 08/15/17 with an aggregate market value at 08/31/03 of $918,002,342.
(ad)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,058,333. Collateralized by $496,282,742 U.S. Government obligations, 4.50% to 8.00% due 10/01/08 to 07/01/33 with an aggregate market value at 08/31/03 of $510,001,793.
(ae)Joint repurchase agreement entered into 08/29/03 with a maturing value of $850,099,167. Collateralized by $1,792,017,000 U.S. Government obligations, 0% to 9.38% due 10/16/03 to 10/15/22 with an aggregate market value at 08/31/03 of $867,004,984.

(af)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(ag)Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(ah)Joint repurchase agreement entered into 08/29/03 with a maturing value of $200,025,000. Collateralized by $196,970,652 U.S. Government obligations, 4.51% to 7.24% due 11/01/10 to 10/01/32 with an aggregate market value at 08/31/03 of $204,000,000.
(ai)Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements at value
  (amortized cost)                                            $24,061,399,375
-----------------------------------------------------------------------------
Repurchase agreements                                           4,298,750,019
-----------------------------------------------------------------------------
Interest receivable                                                30,772,488
-----------------------------------------------------------------------------
Investment for deferred compensation plan                             344,677
-----------------------------------------------------------------------------
Other assets                                                          237,318
=============================================================================
    Total assets                                               28,391,503,877
_____________________________________________________________________________
=============================================================================

LIABILITIES:

Payables for:
  Investments purchased                                           329,391,647
-----------------------------------------------------------------------------
  Dividends                                                        22,694,969
-----------------------------------------------------------------------------
  Deferred compensation plan                                          344,677
-----------------------------------------------------------------------------
Accrued distribution fees                                             868,780
-----------------------------------------------------------------------------
Accrued directors' fees                                               690,790
-----------------------------------------------------------------------------
Accrued transfer agent fees                                           479,586
-----------------------------------------------------------------------------
Accrued operating expenses                                            632,239
=============================================================================
    Total liabilities                                             355,102,688
=============================================================================
Net assets applicable to shares outstanding                   $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS CONSIST OF:

  Capital (par value and additional paid-in)                  $28,033,722,732
-----------------------------------------------------------------------------
  Undistributed net investment income                                    (502)
-----------------------------------------------------------------------------
  Undistributed net realized gain from investment securities        2,678,959
=============================================================================
                                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================

NET ASSETS:

Institutional Class                                           $21,240,698,662
_____________________________________________________________________________
=============================================================================
Private Investment Class                                      $   978,383,482
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                     $    47,265,983
_____________________________________________________________________________
=============================================================================
Cash Management Class                                         $ 4,473,591,100
_____________________________________________________________________________
=============================================================================
Reserve Class                                                 $    57,082,236
_____________________________________________________________________________
=============================================================================
Resource Class                                                $ 1,239,379,726
_____________________________________________________________________________
=============================================================================

CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                            21,238,605,055
_____________________________________________________________________________
=============================================================================
Private Investment Class                                          978,299,714
_____________________________________________________________________________
=============================================================================
Personal Investment Class                                          47,264,708
_____________________________________________________________________________
=============================================================================
Cash Management                                                 4,473,177,698
_____________________________________________________________________________
=============================================================================
Reserve Class                                                      57,081,678
_____________________________________________________________________________
=============================================================================
Resource Class                                                  1,239,293,377
_____________________________________________________________________________
=============================================================================
Net asset value, offering and redemption price per share for
  each class                                                  $          1.00
_____________________________________________________________________________
=============================================================================

See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                      $486,848,043
==========================================================================

EXPENSES:

Advisory fees                                                   50,444,589
--------------------------------------------------------------------------
Administrative services fees                                     1,478,810
--------------------------------------------------------------------------
Custodian fees                                                     535,640
--------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                       4,886,422
--------------------------------------------------------------------------
  Personal Investment Class                                        264,903
--------------------------------------------------------------------------
  Cash Management Class                                          5,831,375
--------------------------------------------------------------------------
  Reserve Class                                                    537,761
--------------------------------------------------------------------------
  Resource Class                                                 2,575,170
--------------------------------------------------------------------------
Directors' fees                                                    605,192
--------------------------------------------------------------------------
Transfer agent fees                                              5,162,855
--------------------------------------------------------------------------
Other                                                              143,818
--------------------------------------------------------------------------
Filing fee refund                                               (1,251,673)
==========================================================================
    Total expenses                                              71,214,862
==========================================================================
Less: Fees waived                                              (21,804,747)
==========================================================================
    Net expenses                                                49,410,115
==========================================================================
Net investment income                                          437,437,928
==========================================================================
Net realized gain from investment securities                       222,356
==========================================================================
Net increase in net assets resulting from operations          $437,660,284
__________________________________________________________________________
==========================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                                  2003               2002
-----------------------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                                      $   437,437,928    $   871,551,545
-----------------------------------------------------------------------------------------------
  Net realized gain from investment securities                       222,356            929,565
===============================================================================================
    Net increase in net assets resulting from operations         437,660,284        872,481,110
===============================================================================================
Distributions to shareholders from net investment income:
  Institutional Class                                           (339,841,789)      (699,238,125)
-----------------------------------------------------------------------------------------------
  Private Investment Class                                        (9,944,836)       (23,638,000)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                         (251,405)          (309,171)
-----------------------------------------------------------------------------------------------
  Cash Management Class                                          (72,636,877)      (117,705,827)
-----------------------------------------------------------------------------------------------
  Reserve Class                                                     (240,042)          (285,587)
-----------------------------------------------------------------------------------------------
  Resource Class                                                 (14,522,979)       (30,374,835)
===============================================================================================
    Decrease in net assets resulting from distributions         (437,437,928)      (871,551,545)
===============================================================================================
Share transactions-net:
  Institutional Class                                         (7,882,172,341)     2,349,669,794
-----------------------------------------------------------------------------------------------
  Private Investment Class                                       169,919,767       (481,056,789)
-----------------------------------------------------------------------------------------------
  Personal Investment Class                                       16,988,324         18,347,438
-----------------------------------------------------------------------------------------------
  Cash Management Class                                       (1,286,520,760)       260,027,687
-----------------------------------------------------------------------------------------------
  Reserve Class                                                    5,802,855         46,109,690
-----------------------------------------------------------------------------------------------
  Resource Class                                                (306,784,517)       276,712,399
===============================================================================================
    Net increase (decrease) in net assets resulting from
      share transactions                                      (9,282,766,672)     2,469,810,219
===============================================================================================
    Net increase (decrease) in net assets                     (9,282,544,316)     2,470,739,784
_______________________________________________________________________________________________
===============================================================================================

NET ASSETS:

  Beginning of year                                           37,318,945,505     34,848,205,721
===============================================================================================
  End of year                                                $28,036,401,189    $37,318,945,505
_______________________________________________________________________________________________
===============================================================================================

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

August 31, 2003


NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Liquid Assets Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital and liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.


NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets of the Fund. AIM has voluntarily agreed to limit Total Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived advisory fees of $18,538,393.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $1,478,810 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $5,044,459 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class and the Reserve Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, and 0.87%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $2,931,853, $193,606, $4,665,100, $463,548 and $2,575,170, respectively, after
FMC waived plan fees of $1,954,569, $71,297, $1,166,275, $74,213 and $0, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.

NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $68,007 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                                  2003            2002
------------------------------------------------------------------------------------------
Distributions paid from ordinary income                       $437,437,928    $871,551,545
__________________________________________________________________________________________
==========================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                 $     3,727,333
-----------------------------------------------------------------------------
Temporary book/tax differences                                     (1,048,876)
-----------------------------------------------------------------------------
Capital (par value and additional paid-in)                     28,033,722,732
=============================================================================
Total net assets                                              $28,036,401,189
_____________________________________________________________________________
=============================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are the result of director deferral of compensation and retirement plan expenses.

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                                  CHANGES IN CAPITAL STOCK OUTSTANDING
                             ------------------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                             ------------------------------------------------------------------------------
                                             2003                                     2002
                             -------------------------------------    -------------------------------------
                                  SHARES              AMOUNT               SHARES              AMOUNT
-----------------------------------------------------------------------------------------------------------
Sold:
  Institutional Class         419,054,374,755    $ 419,054,374,755     586,514,671,312    $ 586,514,671,312
-----------------------------------------------------------------------------------------------------------
  Private Investment Class      9,405,817,790        9,405,817,790      17,787,233,352       17,787,233,352
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class       133,770,375          133,770,375         135,176,893          135,176,893
-----------------------------------------------------------------------------------------------------------
  Cash Management Class        66,799,786,336       66,799,786,336      93,169,483,414       93,169,483,414
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   102,414,453          102,414,453         132,778,052          132,778,052
-----------------------------------------------------------------------------------------------------------
  Resource Class                8,435,843,716        8,435,843,716      11,871,763,813       11,871,763,813
-----------------------------------------------------------------------------------------------------------
Issued as reinvestment of
  dividends:
  Institutional Class              93,354,431           93,354,431         191,080,549          191,080,549
-----------------------------------------------------------------------------------------------------------
  Private Investment Class          4,021,536            4,021,536           9,235,046            9,235,046
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class           178,509              178,509             222,812              222,812
-----------------------------------------------------------------------------------------------------------
  Cash Management Class            44,707,654           44,707,654          84,049,065           84,049,065
-----------------------------------------------------------------------------------------------------------
  Reserve Class                       257,929              257,929             217,048              217,048
-----------------------------------------------------------------------------------------------------------
  Resource Class                   12,586,231           12,586,231          27,437,407           27,437,407
-----------------------------------------------------------------------------------------------------------
Reacquired:
  Institutional Class        (427,029,901,527)    (427,029,901,527)   (584,356,082,067)    (584,356,082,067)
-----------------------------------------------------------------------------------------------------------
  Private Investment Class     (9,239,919,559)      (9,239,919,559)    (18,277,525,187)     (18,277,525,187)
-----------------------------------------------------------------------------------------------------------
  Personal Investment Class      (116,960,560)        (116,960,560)       (117,052,267)        (117,052,267)
-----------------------------------------------------------------------------------------------------------
  Cash Management Class       (68,131,014,750)     (68,131,014,750)    (92,993,504,792)     (92,993,504,792)
-----------------------------------------------------------------------------------------------------------
  Reserve Class                   (96,869,527)         (96,869,527)        (86,885,410)         (86,885,410)
-----------------------------------------------------------------------------------------------------------
  Resource Class               (8,755,214,464)      (8,755,214,464)    (11,622,488,821)     (11,622,488,821)
===========================================================================================================
                               (9,282,766,672)   $  (9,282,766,672)      2,469,810,219    $   2,469,810,219
___________________________________________________________________________________________________________
===========================================================================================================



NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                           RESOURCE CLASS
                                 -------------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                 -------------------------------------------------------------------
                                    2003             2002          2001          2000         1999
----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                         $     1.00       $     1.00    $     1.00    $     1.00    $   1.00
----------------------------------------------------------------------------------------------------
Net investment income                  0.01             0.02          0.05          0.06        0.05
====================================================================================================
Less distributions from net
  investment income                   (0.01)           (0.02)        (0.05)        (0.06)      (0.05)
====================================================================================================
Net asset value, end of period   $     1.00       $     1.00    $     1.00    $     1.00    $   1.00
____________________________________________________________________________________________________
====================================================================================================
Total return(a)                        1.12%            1.96%         5.33%         5.91%       4.96%
____________________________________________________________________________________________________
====================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                       $1,239,380       $1,546,155    $1,269,405    $1,102,431    $306,758
____________________________________________________________________________________________________
====================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                     0.31%(b)         0.31%         0.30%         0.29%       0.29%
----------------------------------------------------------------------------------------------------
  Without fee waivers                  0.37%(b)         0.39%         0.39%         0.39%       0.38%
====================================================================================================
Ratio of net investment income
  to average net assets                1.14%(b)         1.92%         4.99%         5.84%       4.82%
____________________________________________________________________________________________________
====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $1,287,585,199.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Liquid Assets Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, and the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Liquid Assets Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND
POSITION(S) HELD WITH THE           DIRECTOR AND/      PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             OR OFFICER SINCE   DURING PAST 5 YEARS                             HELD BY DIRECTOR
-----------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993               Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                             and Frankel LLP                                 (registered investment
                                                                                                       company)
-----------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998               Formerly: Chief Executive Officer, YWCA of      None
  Director                                             the USA
-----------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993               Partner, law firm of Pennock & Cooper           None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001               Retired                                         None
  Director
-----------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993               Executive Vice President, Development and       None
  Director                                             Operations Hines Interests Limited
                                                       Partnership (real estate development company)
-----------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
-----------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003               Director, Senior Vice President, Secretary      N/A
  Senior Vice President                                and General Counsel, A I M Management Group
                                                       Inc. (financial services holding company) and
                                                       A I M Advisors, Inc.; Vice President, A I M
                                                       Capital Management, Inc., A I M Distributors,
                                                       Inc. and AIM Investment Services, Inc.(3);
                                                       and Director, Vice President and General
                                                       Counsel, Fund Management Company
                                                       Formerly: Senior Vice President and General
                                                       Counsel, Liberty Financial Companies, Inc.;
                                                       and Senior Vice President and General
                                                       Counsel, Liberty Funds Group, LLC
-----------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993               Director, Chairman and Director of              N/A
  Senior Vice President                                Investments, A I M Capital Management, Inc.;
                                                       Director and Executive Vice President, A I M
                                                       Management Group Inc.; Director and Senior
                                                       Vice President, A I M Advisors, Inc.; and
                                                       Director, A I M Distributors, Inc. and
                                                       AMVESCAP PLC
                                                       Formerly: Chief Executive Officer and
                                                       President, A I M Capital Management Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002               Managing Director and Chief Research            N/A
  Vice President                                       Officer -- Fixed Income, A I M Capital
                                                       Management, Inc.; and Vice President, A I M
                                                       Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993               Vice President and Chief Compliance Officer,    N/A
  Vice President                                       A I M Advisors, Inc. and A I M Capital
                                                       Management, Inc.; and Vice President, AIM
                                                       Investment Services, Inc.(3)
-----------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993               Managing Director and Chief Cash Management     N/A
  Vice President                                       Officer, A I M Capital Management, Inc.;
                                                       Director and President, Fund Management
                                                       Company; and Vice President, A I M Advisors,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002               Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                       President, Chief Executive Officer and Chief
                                                       Investment Officer, A I M Capital Management,
                                                       Inc.
-----------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993               Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                         Advisors, Inc.
-----------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.

OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

REQUIRED STATE INCOME TAX INFORMATION (Unaudited)

Of the ordinary dividends paid, 0.25% was derived from U.S. Treasury
Obligations.

                         ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                                PRIME PORTFOLIO

                              CASH MANAGEMENT CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your Goals. Our Solutions.
                                --Servicemark--

         The report may be distributed only to current shareholders or to persons who have received a current prospectus.


PRM-AR-4

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Co.'s Prime
ROBERT H.           Portfolio covers a fiscal year during which reductions in
GRAHAM]             short-term interest rates caused yields on money market
                    funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Cash Management Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period, the WAM stood at 19 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Cash Management Class stood at $536.7 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

================================================================================

YIELDS AS OF 8/31/03*

                                               MONTHLY YIELD        SEVEN-DAY
                                                                    SEC YIELD

Prime Portfolio                                      0.87%            0.88%
Cash Management Class

iMoneyNet Money Fund Averages--Trademark--           0.71%            0.72%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--           0.67%            0.67%
Total Institutions Only

================================================================================

                                                                     (continued)

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

*The seven-day SEC Yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 276 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The Total Institutions Only category consists of 589 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-64.12%(a)

FINANCIALS-64.12%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.94%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 08/04/03; Cost $32,599,732)
  1.07%                                        10/02/03   $ 32,657   $   32,626,910
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $32,941,150)
  1.07%                                        10/03/03     33,000       32,968,614
===================================================================================
                                                                         65,595,524
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.68%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $24,956,160)
  1.07%                                        10/24/03     25,000       24,960,618
-----------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $15,502,879)
  1.04%                                        09/03/03     15,528       15,527,103
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $30,557,983)
  1.06%                                        09/12/03     30,585       30,575,094
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $35,968,178)
  1.07%                                        10/20/03     36,026       35,973,532
-----------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $27,875,215)
  1.04%                                        09/05/03     27,922       27,918,773
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $55,771,367)
  1.06%                                        10/07/03     55,857       55,797,575
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $27,933,760)
  1.07%                                        10/09/03     27,977       27,945,402
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $38,970,703)
  1.07%                                        10/15/03     39,038       38,986,947
===================================================================================
                                                                        257,685,044
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-8.51%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 08/18/03; Cost $59,921,532)
  1.07%                                        10/01/03   $ 60,000   $   59,946,499
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 07/24/03; Cost $99,826,667)
  1.04%                                        09/22/03    100,000       99,939,333
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,000)
  1.08%                                        09/24/03    100,000       99,931,000
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $49,917,500)
  1.08%                                        09/25/03     50,000       49,964,000
-----------------------------------------------------------------------------------
  (Acquired 08/08/03; Cost $70,256,040)
  1.06%                                        10/02/03     70,370       70,305,768
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Programs Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $77,038,026)
  1.04%                                        09/10/03     77,145       77,124,942
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,656,098)
  1.06%                                        09/12/03     49,700       49,683,903
-----------------------------------------------------------------------------------
  (Acquired 08/25/03; Cost $24,999,264)
  1.07%                                        10/08/03     25,032       25,004,472
===================================================================================
                                                                        596,825,275
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.58%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/13/03; Cost $34,970,114)
  1.06%                                        09/11/03     35,000       34,989,694
-----------------------------------------------------------------------------------
Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/08/03; Cost $91,097,468)
  1.06%                                        10/06/03     91,256       91,161,956
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $21,880,131)
  1.07%                                        10/09/03     21,914       21,889,249
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $45,522,435)
  1.06%                                        10/10/03     45,603       45,550,633
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/05/03; Cost $79,893,000)
  1.07%                                        09/19/03   $ 80,000   $   79,957,200
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $49,915,292)
  1.07%                                        10/01/03     50,000       49,955,417
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $99,824,639)
  1.07%                                        10/16/03    100,000       99,866,250
-----------------------------------------------------------------------------------
CRC Funding LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,860,306)
  1.07%                                        10/07/03    100,000       99,893,000
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $99,829,222)
  1.06%                                        10/08/03    100,000       99,891,055
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $76,866,234)
  1.06%                                        10/09/03     77,000       76,913,845
-----------------------------------------------------------------------------------
Edison Asset Securitization LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 08/04/03; Cost $7,599,876)
  1.07%                                        10/01/03      7,613        7,606,212
-----------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $199,643,333)
  1.07%                                        10/20/03    200,000      199,708,722
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/05/03; Cost $30,001,501)
  1.07%                                        09/16/03     30,039       30,025,608
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $150,009,953)
  1.07%                                        10/15/03    150,269      150,072,482
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $67,139,546)
  1.03%                                        09/09/03     67,255       67,239,606
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,947,250)
  1.06%                                        09/18/03     50,000       49,975,090
-----------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/01/03; Cost $68,634,659)
  1.07%                                        09/02/03     68,700       68,697,958
===================================================================================
                                                                      1,373,320,366
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-17.88%

CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $99,881,556)
  1.04%                                        09/03/03   $100,000   $   99,994,222
-----------------------------------------------------------------------------------
  (Acquired 07/24/03; Cost $99,861,333)
  1.04%                                        09/10/03    100,000       99,974,000
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $39,941,744)
  1.07%                                        10/06/03     40,000       39,958,389
-----------------------------------------------------------------------------------
CIESCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $34,951,467)
  1.04%                                        09/10/03     35,000       34,990,900
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $74,877,396)
  1.07%                                        10/21/03     75,000       74,888,542
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/24/03; Cost $89,844,000)
  1.04%                                        09/22/03     90,000       89,945,400
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,841,000)
  1.08%                                        09/23/03    100,000       99,934,000
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  (Acquired 07/22/03; Cost $99,839,778)
  1.03%                                        09/16/03    100,000       99,957,083
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $101,818,100)
  1.07%                                        10/03/03    102,000      101,902,987
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $47,423,076)
  1.06%                                        10/07/03     47,500       47,449,650
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $49,913,806)
  1.07%                                        10/24/03     50,000       49,921,236
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  (Acquired 07/25/03; Cost $99,826,667)
  1.04%                                        09/23/03   $100,000   $   99,936,444
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,056)
  1.06%                                        09/25/03    100,000       99,929,333
-----------------------------------------------------------------------------------
  (Acquired 08/14/03; Cost $49,915,292)
  1.07%                                        10/10/03     50,000       49,942,042
===================================================================================
                                                                      1,253,575,975
===================================================================================

CONSUMER FINANCE-0.71%

Toyota Motor Credit Corp.
  1.02%                                        09/04/03     50,000       49,995,750
===================================================================================

DIVERSIFIED BANKS-4.99%

UBS Finance Delaware, LLC
  1.03%                                        09/04/03    100,000       99,991,417
-----------------------------------------------------------------------------------
  1.03%                                        09/05/03    100,000       99,988,555
-----------------------------------------------------------------------------------
  1.02%                                        09/09/03    150,000      149,966,000
===================================================================================
                                                                        349,945,972
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.56%

Citigroup Global Markets Holdings Inc.
  1.07%                                        10/22/03    100,000       99,848,417
-----------------------------------------------------------------------------------
Citigroup Inc.
  1.07%                                        10/17/03    150,000      149,794,920
===================================================================================
                                                                        249,643,337
===================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.71%

SBC International Inc.
  (Acquired 08/21/03; Cost $49,960,625)
  1.05%(b)                                     09/17/03     50,000       49,976,667
===================================================================================

MULTI-LINE INSURANCE-1.42%

GE Financial Assurance Holdings, Inc.
  (Acquired 08/25/03; Cost $99,850,000)
  1.08%(b)                                     10/14/03    100,000       99,871,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-2.14%

General Electric Capital Corp.
  1.07%                                        10/08/03   $ 50,000   $   49,945,014
-----------------------------------------------------------------------------------
  1.07%                                        10/21/03    100,000       99,851,389
===================================================================================
                                                                        149,796,403
===================================================================================
    Total Financials                                                  4,496,231,313
===================================================================================
    Total Commercial Paper (Cost
      $4,496,231,313)                                                 4,496,231,313
===================================================================================
MASTER NOTE AGREEMENTS-6.34%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/25/03; Cost $100,000,000)
  1.27%(b)(e)                                  02/23/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  (Acquired 03/17/03; Cost $345,000,000)
  1.20%(b)(f)                                  09/15/03    345,000      345,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $445,000,000)                                                     445,000,000
===================================================================================
PROMISSORY NOTES-4.99%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/29/03; Cost $350,000,000)
  1.16%(b)(g)(h)                               10/28/03    350,000      350,000,000
===================================================================================
BANK NOTES-4.08%

Standard Federal Bank, N.A.
  1.02%                                        09/08/03    200,000      200,000,000
-----------------------------------------------------------------------------------
Wells Fargo Bank N.A.
  1.02%                                        09/03/03     51,000       50,999,971
-----------------------------------------------------------------------------------
  1.06%                                        09/22/03     35,000       35,000,000
===================================================================================
    Total Bank Notes (Cost $285,999,971)                                285,999,971
===================================================================================
CERTIFICATE OF DEPOSIT-3.49%

HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Wells Fargo Co.
  1.06%                                        09/18/03    100,000      100,000,000
-----------------------------------------------------------------------------------
  1.06%                                        10/06/03     70,000       69,999,994
===================================================================================
    Total Certificates of Deposit (Cost
      $244,999,994)                                                     244,999,994
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-0.23%

Federal Home Loan Bank Disc. Notes,
  0.84% (Cost $15,786,632)(a)                  09/02/03   $ 15,787   $   15,786,632
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,838,017,910)                               5,838,017,910
===================================================================================
REPURCHASE AGREEMENTS-16.82%

Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.00%(i)                                     09/02/03     50,000       50,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.08%(k)                                     09/02/03    305,000      305,000,000
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.03%(l)                                     09/02/03    224,384      224,383,746
-----------------------------------------------------------------------------------
  1.08%(m)                                     09/02/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,179,383,746)                                                 1,179,383,746
===================================================================================
TOTAL INVESTMENTS-100.07% (Cost
  $7,017,401,656)(n)                                                  7,017,401,656
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.07%)                                    (5,125,092)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100%                                                      $7,012,276,564
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $3,942,811,076, which represented 56.23% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co. or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(g) Security considered to be illiquid. The market value of this security at 8/31/03 represents 5.0% of the Fund's net assets.
(h) Interest rate is redetermined daily. Rate shown is rate in effect on 08/31/03.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $50,005,556. Collateralized by $50,228,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 11/05/12 with an aggregate market value at 08/31/03 of $51,000,205.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(k) Joint repurchase agreement entered into 08/29/03 with a maturing value of $400,048,000. Collateralized by $462,114,538 U.S. Government obligations, 0% to 7.68% due 09/26/05 to 08/01/33 with an aggregate market value at 08/31/03 of $408,002,899.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(n) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                                $5,838,017,910
--------------------------------------------------------------------------------
Repurchase agreements                                              1,179,383,746
--------------------------------------------------------------------------------
Receivables for:
  Interest                                                             1,029,605
--------------------------------------------------------------------------------
  Amount due from advisor                                                 39,846
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                242,265
--------------------------------------------------------------------------------
Other assets                                                             162,686
================================================================================
     Total assets                                                  7,018,876,058
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Dividends                                                            5,416,551
--------------------------------------------------------------------------------
  Deferred compensation plan                                             242,265
--------------------------------------------------------------------------------
Accrued distribution fees                                                341,271
--------------------------------------------------------------------------------
Accrued directors' fees                                                  364,386
--------------------------------------------------------------------------------
Accrued transfer agent fees                                              134,881
--------------------------------------------------------------------------------
Accrued operating expenses                                               100,140
================================================================================
     Total liabilities                                                 6,599,494
================================================================================
Net assets applicable to shares outstanding                       $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)                        $7,010,848,166
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,430,149
--------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment
  securities                                                              (1,751)
================================================================================
                                                                  $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS:

Institutional Class                                               $5,589,107,525
________________________________________________________________________________
================================================================================
Private Investment Class                                          $  560,824,671
________________________________________________________________________________
================================================================================
Personal Investment Class                                         $  133,718,682
________________________________________________________________________________
================================================================================
Cash Management Class                                             $  536,685,443
________________________________________________________________________________
================================================================================
Reserve Class                                                     $  103,681,241
________________________________________________________________________________
================================================================================
Resource Class                                                    $   88,259,002
________________________________________________________________________________
================================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                                5,589,124,342
________________________________________________________________________________
================================================================================
Private Investment Class                                             560,881,268
________________________________________________________________________________
================================================================================
Personal Investment Class                                            133,660,128
________________________________________________________________________________
================================================================================
Cash Management Class                                                536,712,535
________________________________________________________________________________
================================================================================
Reserve Class                                                        103,681,137
________________________________________________________________________________
================================================================================
Resource Class                                                        88,218,740
________________________________________________________________________________
================================================================================
Net asset value, offering and redemption price per share for
  each class                                                      $         1.00
________________________________________________________________________________
================================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                            $110,013,685
================================================================================

EXPENSES:

Advisory fees                                                         11,975,189
--------------------------------------------------------------------------------
Administrative services fees                                             709,422
--------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                             2,472,464
--------------------------------------------------------------------------------
  Personal Investment Class                                            1,153,443
--------------------------------------------------------------------------------
  Cash Management Class                                                  794,336
--------------------------------------------------------------------------------
  Reserve Class                                                        1,424,817
--------------------------------------------------------------------------------
  Resource Class                                                         288,942
--------------------------------------------------------------------------------
Transfer agent fees                                                    1,259,339
--------------------------------------------------------------------------------
Directors' fees                                                          147,029
--------------------------------------------------------------------------------
Other                                                                     47,539
================================================================================
    Total expenses                                                    20,272,520
================================================================================
Less: Fees waived                                                     (7,544,631)
================================================================================
    Net expenses                                                      12,727,889
================================================================================
Net investment income                                                 97,285,796
================================================================================
Net increase in net assets resulting from operations                $ 97,285,796
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003               2002
---------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   97,285,796     $   194,565,853
---------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities                                             --              (1,014)
=================================================================================
    Net increase in net assets resulting
      from operations                              97,285,796         194,564,839
=================================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (79,265,979)       (152,003,031)
---------------------------------------------------------------------------------
  Private Investment Class                         (4,790,723)         (9,135,125)
---------------------------------------------------------------------------------
  Personal Investment Class                        (1,135,614)         (2,982,406)
---------------------------------------------------------------------------------
  Cash Management Class                            (9,794,878)        (20,969,503)
---------------------------------------------------------------------------------
  Reserve Class                                      (602,071)         (1,671,130)
---------------------------------------------------------------------------------
  Resource Class                                   (1,696,366)         (7,804,658)
=================================================================================
  Decrease in net assets resulting from
    distributions                                 (97,285,631)       (194,565,853)
=================================================================================
Share transactions-net:
  Institutional Class                            (341,182,886)     (1,909,907,666)
---------------------------------------------------------------------------------
  Private Investment Class                         61,372,457         (73,145,194)
---------------------------------------------------------------------------------
  Personal Investment Class                       (43,774,130)        (38,793,383)
---------------------------------------------------------------------------------
  Cash Management Class                          (437,330,384)       (165,758,781)
---------------------------------------------------------------------------------
  Reserve Class                                   (42,828,014)          2,060,196
---------------------------------------------------------------------------------
  Resource Class                                 (125,390,496)       (239,950,953)
=================================================================================
    Net increase (decrease) in net assets
      resulting from share transactions          (929,133,453)     (2,425,495,781)
=================================================================================
    Net increase (decrease) in net assets        (929,133,288)     (2,425,496,795)
=================================================================================

NET ASSETS:

  Beginning of year                             7,941,409,852      10,366,906,647
=================================================================================
  End of year                                  $7,012,276,564     $ 7,941,409,852
_________________________________________________________________________________
=================================================================================

NOTES TO FINANCIAL STATEMENTS

August 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $5,829,596.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $709,422 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,197,519 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,483,478, $841,521, $635,469, $1,227,345 and
$231,154, respectively, after FMC waived plan fees of $988,986, $311,922, $158,867, $197,472 and $57,788, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,282 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                               2003            2002
---------------------------------------------------------------------------------------
Distributions paid from ordinary income                     $97,285,631    $194,565,853
_______________________________________________________________________________________
=======================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                                $    2,065,838
-------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (636,426)
-------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (1,014)
-------------------------------------------------------------------------------------------
Capital (par value and additional paid-in)                                    7,010,848,166
===========================================================================================
Total net assets                                                             $7,012,276,564
___________________________________________________________________________________________
===========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are primarily the result of director's deferral of compensation and retirement plan expenses.

    The Fund's capital loss carryforward expires as follows:

                                                                             CAPITAL LOSS
EXPIRATION                                                                   CARRYFORWARD
-----------------------------------------------------------------------------------------
August 31, 2011                                                                 $1,014
_________________________________________________________________________________________
=========================================================================================

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                          CHANGES IN CAPITAL STOCK OUTSTANDING
                       --------------------------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                       --------------------------------------------------------------------------
                                      2003                                   2002
                       -----------------------------------    -----------------------------------
                           SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------
Sold:
  Institutional Class   39,538,699,529    $ 39,538,699,529     49,867,711,739    $ 49,867,711,739
-------------------------------------------------------------------------------------------------
  Private Investment
     Class               2,361,767,415       2,361,767,415      2,478,100,689       2,478,100,689
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class               1,713,575,941       1,713,575,941      2,372,542,859       2,372,542,859
-------------------------------------------------------------------------------------------------
  Cash Management
     Class               4,401,672,934       4,401,672,934      5,844,111,815       5,844,111,815
-------------------------------------------------------------------------------------------------
  Reserve Class          5,302,349,656       5,302,349,656      1,426,473,845       1,426,473,845
-------------------------------------------------------------------------------------------------
  Resource Class           831,814,148         831,814,148      2,197,934,978       2,197,934,978
=================================================================================================
Issued as
  reinvestment of
  dividends:
  Institutional Class        5,289,215           5,289,215          9,850,826           9,850,826
-------------------------------------------------------------------------------------------------
  Private Investment
     Class                   2,463,410           2,463,410          4,909,338           4,909,338
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class                   1,073,144           1,073,144          3,033,277           3,033,277
-------------------------------------------------------------------------------------------------
  Cash Management
     Class                   3,808,779           3,808,779         13,867,829          13,867,829
-------------------------------------------------------------------------------------------------
  Reserve Class                616,859             616,859          1,755,442           1,755,442
-------------------------------------------------------------------------------------------------
  Resource Class             1,719,060           1,719,060          8,321,610           8,321,610
=================================================================================================
Reacquired:
  Institutional Class  (39,885,171,630)    (39,885,171,630)   (51,787,470,231)    (51,787,470,231)
-------------------------------------------------------------------------------------------------
  Private Investment
     Class              (2,302,858,368)     (2,302,858,368)    (2,556,155,221)     (2,556,155,221)
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class              (1,758,423,215)     (1,758,423,215)    (2,414,369,519)     (2,414,369,519)
-------------------------------------------------------------------------------------------------
  Cash Management
     Class              (4,842,812,097)     (4,842,812,097)    (6,023,738,425)     (6,023,738,425)
-------------------------------------------------------------------------------------------------
  Reserve Class         (5,345,794,529)     (5,345,794,529)    (1,426,169,091)     (1,426,169,091)
-------------------------------------------------------------------------------------------------
  Resource Class          (958,923,704)       (958,923,704)    (2,446,207,541)     (2,446,207,541)
=================================================================================================
                          (929,133,453)   $   (929,133,453)    (2,425,495,781)   $ (2,425,495,781)
_________________________________________________________________________________________________
=================================================================================================

NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        CASH MANAGEMENT CLASS
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                    2003           2002         2001          2000          1999
---------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                          $   1.00       $   1.00    $     1.00    $     1.00    $     1.00
---------------------------------------------------------------------------------------------------
Net investment income                 0.01           0.02          0.05          0.06          0.05
---------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                  (0.01)         (0.02)        (0.05)        (0.06)        (0.05)
===================================================================================================
Net asset value, end of period    $   1.00       $   1.00    $     1.00    $     1.00    $     1.00
___________________________________________________________________________________________________
===================================================================================================
Total return(a)                       1.19%          1.93%         5.37%         6.00%         5.07%
___________________________________________________________________________________________________
===================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                        $536,685       $974,016    $1,139,775    $1,157,412    $1,253,799
___________________________________________________________________________________________________
===================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                    0.18%(b)       0.18%         0.17%         0.17%         0.17%
---------------------------------------------------------------------------------------------------
  Without fee waivers                 0.28%(b)       0.24%         0.19%         0.19%         0.19%
===================================================================================================
Ratio of net investment income
  to average net assets               1.20%(b)       1.97%         5.33%         5.86%         4.94%
___________________________________________________________________________________________________
===================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $794,336,286.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/
POSITION(S) HELD WITH THE           OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993             Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                           and Frankel LLP                                 (registered investment
                                                                                                     company)
---------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998             Formerly: Chief Executive Officer, YWCA of      None
  Director                                           the USA
---------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993             Partner, law firm of Pennock & Cooper           None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001             Retired                                         None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993             Executive Vice President, Development and       None
  Director                                           Operations Hines Interests Limited
                                                     Partnership (real estate development company)
---------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003             Director, Senior Vice President, Secretary      N/A
  Senior Vice President                              and General Counsel, A I M Management Group
                                                     Inc. (financial services holding company) and
                                                     A I M Advisors, Inc.; Vice President, A I M
                                                     Capital Management, Inc., A I M Distributors,
                                                     Inc. and AIM Investment Services, Inc.(3);
                                                     and Director, Vice President and General
                                                     Counsel, Fund Management Company
                                                     Formerly: Senior Vice President and General
                                                     Counsel, Liberty Financial Companies, Inc.;
                                                     and Senior Vice President and General
                                                     Counsel, Liberty Funds Group, LLC
---------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993             Director, Chairman and Director of              N/A
  Senior Vice President                              Investments, A I M Capital Management, Inc.;
                                                     Director and Executive Vice President, A I M
                                                     Management Group Inc.; Director and Senior
                                                     Vice President, A I M Advisors, Inc.; and
                                                     Director, A I M Distributors, Inc. and
                                                     AMVESCAP PLC
                                                     Formerly: Chief Executive Officer and
                                                     President, A I M Capital Management Inc.
---------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002             Managing Director and Chief Research            N/A
  Vice President                                     Officer -- Fixed Income, A I M Capital
                                                     Management, Inc.; and Vice President, A I M
                                                     Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993             Vice President and Chief Compliance Officer,    N/A
  Vice President                                     A I M Advisors, Inc. and A I M Capital
                                                     Management, Inc.; and Vice President, AIM
                                                     Investment Services, Inc.(3)
---------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993             Managing Director and Chief Cash Management     N/A
  Vice President                                     Officer, A I M Capital Management, Inc.;
                                                     Director and President, Fund Management
                                                     Company; and Vice President, A I M Advisors,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002             Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                     President, Chief Executive Officer and Chief
                                                     Investment Officer, A I M Capital Management,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993             Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                       Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.


OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

                        ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                                PRIME PORTFOLIO

                              INSTITUTIONAL CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

PRM-AR-1

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Co.'s Prime
ROBERT H.           Portfolio covers a fiscal year during which reductions in
GRAHAM]             short-term interest rates caused yields on money market
                    funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Institutional Class outperformed its indexes, as shown in the table. Had the advisor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period, the WAM stood at 19 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Institutional Class stood at $5.6 billion. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

================================================================================

YIELDS AS OF 8/31/03*

                                           MONTHLY YIELD      SEVEN-DAY
                                                              SEC YIELD

Prime Portfolio                                0.95%           0.96%
Institutional Class

iMoneyNet Money Fund Averages--Trademark--     0.71%           0.72%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--     0.67%           0.67%
Total Institutions Only

================================================================================

                                                                     (continued)

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

*The seven-day SEC Yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 276 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The Total Institutions Only category consists of 589 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

================================================================================

                                   [LINE ART]

                            MONTHLY YIELD COMPARISON
    Year ended 8/31/03 (Yields are monthly yields for the month-ends shown.)


         SHORT-TERM INVESTMENTS CO.     IMONEYNET MONEY FUND AVERAGES--TRADEMARK--    IMONEYNET MONEY FUND AVERAGES--TRADEMARK--
         PRIME PORTFOLIO                     FIRST-TIER INSTITUTIONS ONLY                      TOTAL INSTITUTIONS ONLY
         INSTITUTIONAL CLASS

                YIELD                                   YIELD                                         YIELD
 9/02            1.68                                    1.42                                          1.46
10/02            1.69                                    1.40                                          1.45
11/02            1.46                                    1.20                                          1.26
12/02            1.32                                    1.07                                          1.12
 1/03            1.23                                    0.99                                          1.05
 2/03            1.20                                    0.95                                          1.00
 3/03            1.19                                    0.92                                          0.96
 4/03            1.18                                    0.89                                          0.93
 5/03            1.18                                    0.86                                          0.91
 6/03            1.13                                    0.81                                          0.87
 7/03            0.97                                    0.68                                          0.74
 8/03            0.95                                    0.67                                          0.71


================================================================================


================================================================================
                                   [LINE ART]

                      WEIGHTED AVERAGE MATURITY COMPARISON
                Year ended 8/31/03, as of the month-ends shown.


         SHORT-TERM INVESTMENTS CO.      IMONEYNET MONEY FUND AVERAGES--TRADEMARK--     IMONEYNET MONEY FUND AVERAGES--TRADEMARK--
         PRIME PORTFOLIO                       FIRST-TIER INSTITUTIONS ONLY                       TOTAL INSTITUTIONS ONLY
         INSTITUTIONAL CLASS

                 DAYS                                          DAYS                                          DAYS
 9/02             20                                            54                                            53
10/02             21                                            54                                            53
11/02             19                                            54                                            53
12/02             13                                            51                                            51
 1/03             18                                            50                                            50
 2/03             17                                            51                                            50
 3/03             14                                            53                                            53
 4/03             19                                            53                                            52
 5/03             14                                            51                                            50
 6/03             19                                            54                                            54
 7/03             16                                            54                                            54
 8/03             19                                            55                                            55

Source: iMoneyNet Financial Data, Inc. iMoneyNet Money Fund Report--Registered Trademark-- for weighted average maturities; iMoneyNet Money Fund
Insight--Registered Trademark-- for monthly yields.

================================================================================

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-64.12%(a)

FINANCIALS-64.12%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.94%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 08/04/03; Cost $32,599,732)
  1.07%                                        10/02/03   $ 32,657   $   32,626,910
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $32,941,150)
  1.07%                                        10/03/03     33,000       32,968,614
===================================================================================
                                                                         65,595,524
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.68%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $24,956,160)
  1.07%                                        10/24/03     25,000       24,960,618
-----------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $15,502,879)
  1.04%                                        09/03/03     15,528       15,527,103
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $30,557,983)
  1.06%                                        09/12/03     30,585       30,575,094
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $35,968,178)
  1.07%                                        10/20/03     36,026       35,973,532
-----------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $27,875,215)
  1.04%                                        09/05/03     27,922       27,918,773
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $55,771,367)
  1.06%                                        10/07/03     55,857       55,797,575
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $27,933,760)
  1.07%                                        10/09/03     27,977       27,945,402
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $38,970,703)
  1.07%                                        10/15/03     39,038       38,986,947
===================================================================================
                                                                        257,685,044
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-8.51%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 08/18/03; Cost $59,921,532)
  1.07%                                        10/01/03   $ 60,000   $   59,946,499
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 07/24/03; Cost $99,826,667)
  1.04%                                        09/22/03    100,000       99,939,333
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,000)
  1.08%                                        09/24/03    100,000       99,931,000
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $49,917,500)
  1.08%                                        09/25/03     50,000       49,964,000
-----------------------------------------------------------------------------------
  (Acquired 08/08/03; Cost $70,256,040)
  1.06%                                        10/02/03     70,370       70,305,768
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Programs Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $77,038,026)
  1.04%                                        09/10/03     77,145       77,124,942
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,656,098)
  1.06%                                        09/12/03     49,700       49,683,903
-----------------------------------------------------------------------------------
  (Acquired 08/25/03; Cost $24,999,264)
  1.07%                                        10/08/03     25,032       25,004,472
===================================================================================
                                                                        596,825,275
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.58%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/13/03; Cost $34,970,114)
  1.06%                                        09/11/03     35,000       34,989,694
-----------------------------------------------------------------------------------
Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/08/03; Cost $91,097,468)
  1.06%                                        10/06/03     91,256       91,161,956
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $21,880,131)
  1.07%                                        10/09/03     21,914       21,889,249
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $45,522,435)
  1.06%                                        10/10/03     45,603       45,550,633
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/05/03; Cost $79,893,000)
  1.07%                                        09/19/03   $ 80,000   $   79,957,200
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $49,915,292)
  1.07%                                        10/01/03     50,000       49,955,417
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $99,824,639)
  1.07%                                        10/16/03    100,000       99,866,250
-----------------------------------------------------------------------------------
CRC Funding LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,860,306)
  1.07%                                        10/07/03    100,000       99,893,000
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $99,829,222)
  1.06%                                        10/08/03    100,000       99,891,055
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $76,866,234)
  1.06%                                        10/09/03     77,000       76,913,845
-----------------------------------------------------------------------------------
Edison Asset Securitization LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 08/04/03; Cost $7,599,876)
  1.07%                                        10/01/03      7,613        7,606,212
-----------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $199,643,333)
  1.07%                                        10/20/03    200,000      199,708,722
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/05/03; Cost $30,001,501)
  1.07%                                        09/16/03     30,039       30,025,608
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $150,009,953)
  1.07%                                        10/15/03    150,269      150,072,482
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $67,139,546)
  1.03%                                        09/09/03     67,255       67,239,606
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,947,250)
  1.06%                                        09/18/03     50,000       49,975,090
-----------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/01/03; Cost $68,634,659)
  1.07%                                        09/02/03     68,700       68,697,958
===================================================================================
                                                                      1,373,320,366
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-17.88%

CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $99,881,556)
  1.04%                                        09/03/03   $100,000   $   99,994,222
-----------------------------------------------------------------------------------
  (Acquired 07/24/03; Cost $99,861,333)
  1.04%                                        09/10/03    100,000       99,974,000
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $39,941,744)
  1.07%                                        10/06/03     40,000       39,958,389
-----------------------------------------------------------------------------------
CIESCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $34,951,467)
  1.04%                                        09/10/03     35,000       34,990,900
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $74,877,396)
  1.07%                                        10/21/03     75,000       74,888,542
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/24/03; Cost $89,844,000)
  1.04%                                        09/22/03     90,000       89,945,400
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,841,000)
  1.08%                                        09/23/03    100,000       99,934,000
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  (Acquired 07/22/03; Cost $99,839,778)
  1.03%                                        09/16/03    100,000       99,957,083
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $101,818,100)
  1.07%                                        10/03/03    102,000      101,902,987
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $47,423,076)
  1.06%                                        10/07/03     47,500       47,449,650
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $49,913,806)
  1.07%                                        10/24/03     50,000       49,921,236
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  (Acquired 07/25/03; Cost $99,826,667)
  1.04%                                        09/23/03   $100,000   $   99,936,444
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,056)
  1.06%                                        09/25/03    100,000       99,929,333
-----------------------------------------------------------------------------------
  (Acquired 08/14/03; Cost $49,915,292)
  1.07%                                        10/10/03     50,000       49,942,042
===================================================================================
                                                                      1,253,575,975
===================================================================================

CONSUMER FINANCE-0.71%

Toyota Motor Credit Corp.
  1.02%                                        09/04/03     50,000       49,995,750
===================================================================================

DIVERSIFIED BANKS-4.99%

UBS Finance Delaware, LLC
  1.03%                                        09/04/03    100,000       99,991,417
-----------------------------------------------------------------------------------
  1.03%                                        09/05/03    100,000       99,988,555
-----------------------------------------------------------------------------------
  1.02%                                        09/09/03    150,000      149,966,000
===================================================================================
                                                                        349,945,972
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.56%

Citigroup Global Markets Holdings Inc.
  1.07%                                        10/22/03    100,000       99,848,417
-----------------------------------------------------------------------------------
Citigroup Inc.
  1.07%                                        10/17/03    150,000      149,794,920
===================================================================================
                                                                        249,643,337
===================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.71%

SBC International Inc.
  (Acquired 08/21/03; Cost $49,960,625)
  1.05%(b)                                     09/17/03     50,000       49,976,667
===================================================================================

MULTI-LINE INSURANCE-1.42%

GE Financial Assurance Holdings, Inc.
  (Acquired 08/25/03; Cost $99,850,000)
  1.08%(b)                                     10/14/03    100,000       99,871,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-2.14%

General Electric Capital Corp.
  1.07%                                        10/08/03   $ 50,000   $   49,945,014
-----------------------------------------------------------------------------------
  1.07%                                        10/21/03    100,000       99,851,389
===================================================================================
                                                                        149,796,403
===================================================================================
    Total Financials                                                  4,496,231,313
===================================================================================
    Total Commercial Paper (Cost
      $4,496,231,313)                                                 4,496,231,313
===================================================================================
MASTER NOTE AGREEMENTS-6.34%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/25/03; Cost $100,000,000)
  1.27%(b)(e)                                  02/23/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  (Acquired 03/17/03; Cost $345,000,000)
  1.20%(b)(f)                                  09/15/03    345,000      345,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $445,000,000)                                                     445,000,000
===================================================================================
PROMISSORY NOTES-4.99%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/29/03; Cost $350,000,000)
  1.16%(b)(g)(h)                               10/28/03    350,000      350,000,000
===================================================================================
BANK NOTES-4.08%

Standard Federal Bank, N.A.
  1.02%                                        09/08/03    200,000      200,000,000
-----------------------------------------------------------------------------------
Wells Fargo Bank N.A.
  1.02%                                        09/03/03     51,000       50,999,971
-----------------------------------------------------------------------------------
  1.06%                                        09/22/03     35,000       35,000,000
===================================================================================
    Total Bank Notes (Cost $285,999,971)                                285,999,971
===================================================================================
CERTIFICATE OF DEPOSIT-3.49%

HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Wells Fargo Co.
  1.06%                                        09/18/03    100,000      100,000,000
-----------------------------------------------------------------------------------
  1.06%                                        10/06/03     70,000       69,999,994
===================================================================================
    Total Certificates of Deposit (Cost
      $244,999,994)                                                     244,999,994
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-0.23%

Federal Home Loan Bank Disc. Notes,
  0.84% (Cost $15,786,632)(a)                  09/02/03   $ 15,787   $   15,786,632
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,838,017,910)                               5,838,017,910
===================================================================================
REPURCHASE AGREEMENTS-16.82%

Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.00%(i)                                     09/02/03     50,000       50,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.08%(k)                                     09/02/03    305,000      305,000,000
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.03%(l)                                     09/02/03    224,384      224,383,746
-----------------------------------------------------------------------------------
  1.08%(m)                                     09/02/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,179,383,746)                                                 1,179,383,746
===================================================================================
TOTAL INVESTMENTS-100.07% (Cost
  $7,017,401,656)(n)                                                  7,017,401,656
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.07%)                                    (5,125,092)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100%                                                      $7,012,276,564
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $3,942,811,076, which represented 56.23% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co. or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(g) Security considered to be illiquid. The market value of this security at 8/31/03 represents 5.0% of the Fund's net assets.
(h) Interest rate is redetermined daily. Rate shown is rate in effect on 08/31/03.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $50,005,556. Collateralized by $50,228,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 11/05/12 with an aggregate market value at 08/31/03 of $51,000,205.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(k) Joint repurchase agreement entered into 08/29/03 with a maturing value of $400,048,000. Collateralized by $462,114,538 U.S. Government obligations, 0% to 7.68% due 09/26/05 to 08/01/33 with an aggregate market value at 08/31/03 of $408,002,899.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(n) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                                $5,838,017,910
--------------------------------------------------------------------------------
Repurchase agreements                                              1,179,383,746
--------------------------------------------------------------------------------
Receivables for:
  Interest                                                             1,029,605
--------------------------------------------------------------------------------
  Amount due from advisor                                                 39,846
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                242,265
--------------------------------------------------------------------------------
Other assets                                                             162,686
================================================================================
     Total assets                                                  7,018,876,058
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Dividends                                                            5,416,551
--------------------------------------------------------------------------------
  Deferred compensation plan                                             242,265
--------------------------------------------------------------------------------
Accrued distribution fees                                                341,271
--------------------------------------------------------------------------------
Accrued directors' fees                                                  364,386
--------------------------------------------------------------------------------
Accrued transfer agent fees                                              134,881
--------------------------------------------------------------------------------
Accrued operating expenses                                               100,140
================================================================================
     Total liabilities                                                 6,599,494
================================================================================
Net assets applicable to shares outstanding                       $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)                        $7,010,848,166
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,430,149
--------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment
  securities                                                              (1,751)
================================================================================
                                                                  $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS:

Institutional Class                                               $5,589,107,525
________________________________________________________________________________
================================================================================
Private Investment Class                                          $  560,824,671
________________________________________________________________________________
================================================================================
Personal Investment Class                                         $  133,718,682
________________________________________________________________________________
================================================================================
Cash Management Class                                             $  536,685,443
________________________________________________________________________________
================================================================================
Reserve Class                                                     $  103,681,241
________________________________________________________________________________
================================================================================
Resource Class                                                    $   88,259,002
________________________________________________________________________________
================================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                                5,589,124,342
________________________________________________________________________________
================================================================================
Private Investment Class                                             560,881,268
________________________________________________________________________________
================================================================================
Personal Investment Class                                            133,660,128
________________________________________________________________________________
================================================================================
Cash Management Class                                                536,712,535
________________________________________________________________________________
================================================================================
Reserve Class                                                        103,681,137
________________________________________________________________________________
================================================================================
Resource Class                                                        88,218,740
________________________________________________________________________________
================================================================================
Net asset value, offering and redemption price per share for
  each class                                                      $         1.00
________________________________________________________________________________
================================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                            $110,013,685
================================================================================

EXPENSES:

Advisory fees                                                         11,975,189
--------------------------------------------------------------------------------
Administrative services fees                                             709,422
--------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                             2,472,464
--------------------------------------------------------------------------------
  Personal Investment Class                                            1,153,443
--------------------------------------------------------------------------------
  Cash Management Class                                                  794,336
--------------------------------------------------------------------------------
  Reserve Class                                                        1,424,817
--------------------------------------------------------------------------------
  Resource Class                                                         288,942
--------------------------------------------------------------------------------
Transfer agent fees                                                    1,259,339
--------------------------------------------------------------------------------
Directors' fees                                                          147,029
--------------------------------------------------------------------------------
Other                                                                     47,539
================================================================================
    Total expenses                                                    20,272,520
================================================================================
Less: Fees waived                                                     (7,544,631)
================================================================================
    Net expenses                                                      12,727,889
================================================================================
Net investment income                                                 97,285,796
================================================================================
Net increase in net assets resulting from operations                $ 97,285,796
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003               2002
---------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   97,285,796     $   194,565,853
---------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities                                             --              (1,014)
=================================================================================
    Net increase in net assets resulting
      from operations                              97,285,796         194,564,839
=================================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (79,265,979)       (152,003,031)
---------------------------------------------------------------------------------
  Private Investment Class                         (4,790,723)         (9,135,125)
---------------------------------------------------------------------------------
  Personal Investment Class                        (1,135,614)         (2,982,406)
---------------------------------------------------------------------------------
  Cash Management Class                            (9,794,878)        (20,969,503)
---------------------------------------------------------------------------------
  Reserve Class                                      (602,071)         (1,671,130)
---------------------------------------------------------------------------------
  Resource Class                                   (1,696,366)         (7,804,658)
=================================================================================
  Decrease in net assets resulting from
    distributions                                 (97,285,631)       (194,565,853)
=================================================================================
Share transactions-net:
  Institutional Class                            (341,182,886)     (1,909,907,666)
---------------------------------------------------------------------------------
  Private Investment Class                         61,372,457         (73,145,194)
---------------------------------------------------------------------------------
  Personal Investment Class                       (43,774,130)        (38,793,383)
---------------------------------------------------------------------------------
  Cash Management Class                          (437,330,384)       (165,758,781)
---------------------------------------------------------------------------------
  Reserve Class                                   (42,828,014)          2,060,196
---------------------------------------------------------------------------------
  Resource Class                                 (125,390,496)       (239,950,953)
=================================================================================
    Net increase (decrease) in net assets
      resulting from share transactions          (929,133,453)     (2,425,495,781)
=================================================================================
    Net increase (decrease) in net assets        (929,133,288)     (2,425,496,795)
=================================================================================

NET ASSETS:

  Beginning of year                             7,941,409,852      10,366,906,647
=================================================================================
  End of year                                  $7,012,276,564     $ 7,941,409,852
_________________________________________________________________________________
=================================================================================

NOTES TO FINANCIAL STATEMENTS

August 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $5,829,596.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $709,422 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,197,519 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,483,478, $841,521, $635,469, $1,227,345 and
$231,154, respectively, after FMC waived plan fees of $988,986, $311,922, $158,867, $197,472 and $57,788, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,282 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                               2003            2002
---------------------------------------------------------------------------------------
Distributions paid from ordinary income                     $97,285,631    $194,565,853
_______________________________________________________________________________________
=======================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                                $    2,065,838
-------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (636,426)
-------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (1,014)
-------------------------------------------------------------------------------------------
Capital (par value and additional paid-in)                                    7,010,848,166
===========================================================================================
Total net assets                                                             $7,012,276,564
___________________________________________________________________________________________
===========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are primarily the result of director's deferral of compensation and retirement plan expenses.

    The Fund's capital loss carryforward expires as follows:

                                                                             CAPITAL LOSS
EXPIRATION                                                                   CARRYFORWARD
-----------------------------------------------------------------------------------------
August 31, 2011                                                                 $1,014
_________________________________________________________________________________________
=========================================================================================

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                          CHANGES IN CAPITAL STOCK OUTSTANDING
                       --------------------------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                       --------------------------------------------------------------------------
                                      2003                                   2002
                       -----------------------------------    -----------------------------------
                           SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------
Sold:
  Institutional Class   39,538,699,529    $ 39,538,699,529     49,867,711,739    $ 49,867,711,739
-------------------------------------------------------------------------------------------------
  Private Investment
     Class               2,361,767,415       2,361,767,415      2,478,100,689       2,478,100,689
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class               1,713,575,941       1,713,575,941      2,372,542,859       2,372,542,859
-------------------------------------------------------------------------------------------------
  Cash Management
     Class               4,401,672,934       4,401,672,934      5,844,111,815       5,844,111,815
-------------------------------------------------------------------------------------------------
  Reserve Class          5,302,349,656       5,302,349,656      1,426,473,845       1,426,473,845
-------------------------------------------------------------------------------------------------
  Resource Class           831,814,148         831,814,148      2,197,934,978       2,197,934,978
=================================================================================================
Issued as
  reinvestment of
  dividends:
  Institutional Class        5,289,215           5,289,215          9,850,826           9,850,826
-------------------------------------------------------------------------------------------------
  Private Investment
     Class                   2,463,410           2,463,410          4,909,338           4,909,338
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class                   1,073,144           1,073,144          3,033,277           3,033,277
-------------------------------------------------------------------------------------------------
  Cash Management
     Class                   3,808,779           3,808,779         13,867,829          13,867,829
-------------------------------------------------------------------------------------------------
  Reserve Class                616,859             616,859          1,755,442           1,755,442
-------------------------------------------------------------------------------------------------
  Resource Class             1,719,060           1,719,060          8,321,610           8,321,610
=================================================================================================
Reacquired:
  Institutional Class  (39,885,171,630)    (39,885,171,630)   (51,787,470,231)    (51,787,470,231)
-------------------------------------------------------------------------------------------------
  Private Investment
     Class              (2,302,858,368)     (2,302,858,368)    (2,556,155,221)     (2,556,155,221)
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class              (1,758,423,215)     (1,758,423,215)    (2,414,369,519)     (2,414,369,519)
-------------------------------------------------------------------------------------------------
  Cash Management
     Class              (4,842,812,097)     (4,842,812,097)    (6,023,738,425)     (6,023,738,425)
-------------------------------------------------------------------------------------------------
  Reserve Class         (5,345,794,529)     (5,345,794,529)    (1,426,169,091)     (1,426,169,091)
-------------------------------------------------------------------------------------------------
  Resource Class          (958,923,704)       (958,923,704)    (2,446,207,541)     (2,446,207,541)
=================================================================================================
                          (929,133,453)   $   (929,133,453)    (2,425,495,781)   $ (2,425,495,781)
_________________________________________________________________________________________________
=================================================================================================

NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        INSTITUTIONAL CLASS
                               ----------------------------------------------------------------------
                                                       YEAR ENDED AUGUST 31,
                               ----------------------------------------------------------------------
                                  2003             2002          2001          2000           1999
-----------------------------------------------------------------------------------------------------
Net asset value, beginning of
  period                       $     1.00       $     1.00    $     1.00    $      1.00    $     1.00
-----------------------------------------------------------------------------------------------------
Net investment income                0.01             0.02          0.05           0.06          0.05
-----------------------------------------------------------------------------------------------------
Less dividends from net
  investment income                 (0.01)           (0.02)        (0.05)         (0.06)        (0.05)
=====================================================================================================
Net asset value, end of
  period                       $     1.00       $     1.00    $     1.00    $      1.00    $     1.00
_____________________________________________________________________________________________________
=====================================================================================================
Total return(a)                      1.27%            2.01%         5.46%          6.08%         5.15%
_____________________________________________________________________________________________________
=====================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)               $5,589,108       $5,930,291    $7,840,199    $11,874,103    $6,210,056
_____________________________________________________________________________________________________
=====================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                   0.10%(b)         0.10%         0.09%          0.09%         0.09%
-----------------------------------------------------------------------------------------------------
  Without fee waivers                0.18%(b)         0.14%           --             --            --
=====================================================================================================
Ratio of net investment
  income to average net
  assets                             1.28%(b)         2.05%         5.41%          5.94%         5.02%
_____________________________________________________________________________________________________
=====================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $6,253,885,126.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/
POSITION(S) HELD WITH THE           OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993             Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                           and Frankel LLP                                 (registered investment
                                                                                                     company)
---------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998             Formerly: Chief Executive Officer, YWCA of      None
  Director                                           the USA
---------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993             Partner, law firm of Pennock & Cooper           None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001             Retired                                         None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993             Executive Vice President, Development and       None
  Director                                           Operations Hines Interests Limited
                                                     Partnership (real estate development company)
---------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003             Director, Senior Vice President, Secretary      N/A
  Senior Vice President                              and General Counsel, A I M Management Group
                                                     Inc. (financial services holding company) and
                                                     A I M Advisors, Inc.; Vice President, A I M
                                                     Capital Management, Inc., A I M Distributors,
                                                     Inc. and AIM Investment Services, Inc.(3);
                                                     and Director, Vice President and General
                                                     Counsel, Fund Management Company
                                                     Formerly: Senior Vice President and General
                                                     Counsel, Liberty Financial Companies, Inc.;
                                                     and Senior Vice President and General
                                                     Counsel, Liberty Funds Group, LLC
---------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993             Director, Chairman and Director of              N/A
  Senior Vice President                              Investments, A I M Capital Management, Inc.;
                                                     Director and Executive Vice President, A I M
                                                     Management Group Inc.; Director and Senior
                                                     Vice President, A I M Advisors, Inc.; and
                                                     Director, A I M Distributors, Inc. and
                                                     AMVESCAP PLC
                                                     Formerly: Chief Executive Officer and
                                                     President, A I M Capital Management Inc.
---------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002             Managing Director and Chief Research            N/A
  Vice President                                     Officer -- Fixed Income, A I M Capital
                                                     Management, Inc.; and Vice President, A I M
                                                     Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993             Vice President and Chief Compliance Officer,    N/A
  Vice President                                     A I M Advisors, Inc. and A I M Capital
                                                     Management, Inc.; and Vice President, AIM
                                                     Investment Services, Inc.(3)
---------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993             Managing Director and Chief Cash Management     N/A
  Vice President                                     Officer, A I M Capital Management, Inc.;
                                                     Director and President, Fund Management
                                                     Company; and Vice President, A I M Advisors,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002             Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                     President, Chief Executive Officer and Chief
                                                     Investment Officer, A I M Capital Management,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993             Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                       Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.


OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

                        ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                                PRIME PORTFOLIO

                           PERSONAL INVESTMENT CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.



PRM-AR-4

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--


                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Co.'s Prime
ROBERT H.           Portfolio covers a fiscal year during which reductions in
GRAHAM]             short-term interest rates caused yields on money market
                    funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Personal Investment Class was producing a monthly yield of 0.40% and a seven-day SEC yield of 0.41%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period, the WAM stood at 19 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Personal Investment Class stood at $133.7 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.



                                                                     (continued)

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

         We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-64.12%(a)

FINANCIALS-64.12%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.94%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 08/04/03; Cost $32,599,732)
  1.07%                                        10/02/03   $ 32,657   $   32,626,910
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $32,941,150)
  1.07%                                        10/03/03     33,000       32,968,614
===================================================================================
                                                                         65,595,524
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.68%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $24,956,160)
  1.07%                                        10/24/03     25,000       24,960,618
-----------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $15,502,879)
  1.04%                                        09/03/03     15,528       15,527,103
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $30,557,983)
  1.06%                                        09/12/03     30,585       30,575,094
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $35,968,178)
  1.07%                                        10/20/03     36,026       35,973,532
-----------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $27,875,215)
  1.04%                                        09/05/03     27,922       27,918,773
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $55,771,367)
  1.06%                                        10/07/03     55,857       55,797,575
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $27,933,760)
  1.07%                                        10/09/03     27,977       27,945,402
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $38,970,703)
  1.07%                                        10/15/03     39,038       38,986,947
===================================================================================
                                                                        257,685,044
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-8.51%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 08/18/03; Cost $59,921,532)
  1.07%                                        10/01/03   $ 60,000   $   59,946,499
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 07/24/03; Cost $99,826,667)
  1.04%                                        09/22/03    100,000       99,939,333
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,000)
  1.08%                                        09/24/03    100,000       99,931,000
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $49,917,500)
  1.08%                                        09/25/03     50,000       49,964,000
-----------------------------------------------------------------------------------
  (Acquired 08/08/03; Cost $70,256,040)
  1.06%                                        10/02/03     70,370       70,305,768
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Programs Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $77,038,026)
  1.04%                                        09/10/03     77,145       77,124,942
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,656,098)
  1.06%                                        09/12/03     49,700       49,683,903
-----------------------------------------------------------------------------------
  (Acquired 08/25/03; Cost $24,999,264)
  1.07%                                        10/08/03     25,032       25,004,472
===================================================================================
                                                                        596,825,275
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.58%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/13/03; Cost $34,970,114)
  1.06%                                        09/11/03     35,000       34,989,694
-----------------------------------------------------------------------------------
Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/08/03; Cost $91,097,468)
  1.06%                                        10/06/03     91,256       91,161,956
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $21,880,131)
  1.07%                                        10/09/03     21,914       21,889,249
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $45,522,435)
  1.06%                                        10/10/03     45,603       45,550,633
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/05/03; Cost $79,893,000)
  1.07%                                        09/19/03   $ 80,000   $   79,957,200
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $49,915,292)
  1.07%                                        10/01/03     50,000       49,955,417
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $99,824,639)
  1.07%                                        10/16/03    100,000       99,866,250
-----------------------------------------------------------------------------------
CRC Funding LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,860,306)
  1.07%                                        10/07/03    100,000       99,893,000
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $99,829,222)
  1.06%                                        10/08/03    100,000       99,891,055
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $76,866,234)
  1.06%                                        10/09/03     77,000       76,913,845
-----------------------------------------------------------------------------------
Edison Asset Securitization LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 08/04/03; Cost $7,599,876)
  1.07%                                        10/01/03      7,613        7,606,212
-----------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $199,643,333)
  1.07%                                        10/20/03    200,000      199,708,722
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/05/03; Cost $30,001,501)
  1.07%                                        09/16/03     30,039       30,025,608
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $150,009,953)
  1.07%                                        10/15/03    150,269      150,072,482
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $67,139,546)
  1.03%                                        09/09/03     67,255       67,239,606
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,947,250)
  1.06%                                        09/18/03     50,000       49,975,090
-----------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/01/03; Cost $68,634,659)
  1.07%                                        09/02/03     68,700       68,697,958
===================================================================================
                                                                      1,373,320,366
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-17.88%

CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $99,881,556)
  1.04%                                        09/03/03   $100,000   $   99,994,222
-----------------------------------------------------------------------------------
  (Acquired 07/24/03; Cost $99,861,333)
  1.04%                                        09/10/03    100,000       99,974,000
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $39,941,744)
  1.07%                                        10/06/03     40,000       39,958,389
-----------------------------------------------------------------------------------
CIESCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $34,951,467)
  1.04%                                        09/10/03     35,000       34,990,900
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $74,877,396)
  1.07%                                        10/21/03     75,000       74,888,542
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/24/03; Cost $89,844,000)
  1.04%                                        09/22/03     90,000       89,945,400
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,841,000)
  1.08%                                        09/23/03    100,000       99,934,000
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  (Acquired 07/22/03; Cost $99,839,778)
  1.03%                                        09/16/03    100,000       99,957,083
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $101,818,100)
  1.07%                                        10/03/03    102,000      101,902,987
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $47,423,076)
  1.06%                                        10/07/03     47,500       47,449,650
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $49,913,806)
  1.07%                                        10/24/03     50,000       49,921,236
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  (Acquired 07/25/03; Cost $99,826,667)
  1.04%                                        09/23/03   $100,000   $   99,936,444
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,056)
  1.06%                                        09/25/03    100,000       99,929,333
-----------------------------------------------------------------------------------
  (Acquired 08/14/03; Cost $49,915,292)
  1.07%                                        10/10/03     50,000       49,942,042
===================================================================================
                                                                      1,253,575,975
===================================================================================

CONSUMER FINANCE-0.71%

Toyota Motor Credit Corp.
  1.02%                                        09/04/03     50,000       49,995,750
===================================================================================

DIVERSIFIED BANKS-4.99%

UBS Finance Delaware, LLC
  1.03%                                        09/04/03    100,000       99,991,417
-----------------------------------------------------------------------------------
  1.03%                                        09/05/03    100,000       99,988,555
-----------------------------------------------------------------------------------
  1.02%                                        09/09/03    150,000      149,966,000
===================================================================================
                                                                        349,945,972
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.56%

Citigroup Global Markets Holdings Inc.
  1.07%                                        10/22/03    100,000       99,848,417
-----------------------------------------------------------------------------------
Citigroup Inc.
  1.07%                                        10/17/03    150,000      149,794,920
===================================================================================
                                                                        249,643,337
===================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.71%

SBC International Inc.
  (Acquired 08/21/03; Cost $49,960,625)
  1.05%(b)                                     09/17/03     50,000       49,976,667
===================================================================================

MULTI-LINE INSURANCE-1.42%

GE Financial Assurance Holdings, Inc.
  (Acquired 08/25/03; Cost $99,850,000)
  1.08%(b)                                     10/14/03    100,000       99,871,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-2.14%

General Electric Capital Corp.
  1.07%                                        10/08/03   $ 50,000   $   49,945,014
-----------------------------------------------------------------------------------
  1.07%                                        10/21/03    100,000       99,851,389
===================================================================================
                                                                        149,796,403
===================================================================================
    Total Financials                                                  4,496,231,313
===================================================================================
    Total Commercial Paper (Cost
      $4,496,231,313)                                                 4,496,231,313
===================================================================================
MASTER NOTE AGREEMENTS-6.34%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/25/03; Cost $100,000,000)
  1.27%(b)(e)                                  02/23/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  (Acquired 03/17/03; Cost $345,000,000)
  1.20%(b)(f)                                  09/15/03    345,000      345,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $445,000,000)                                                     445,000,000
===================================================================================
PROMISSORY NOTES-4.99%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/29/03; Cost $350,000,000)
  1.16%(b)(g)(h)                               10/28/03    350,000      350,000,000
===================================================================================
BANK NOTES-4.08%

Standard Federal Bank, N.A.
  1.02%                                        09/08/03    200,000      200,000,000
-----------------------------------------------------------------------------------
Wells Fargo Bank N.A.
  1.02%                                        09/03/03     51,000       50,999,971
-----------------------------------------------------------------------------------
  1.06%                                        09/22/03     35,000       35,000,000
===================================================================================
    Total Bank Notes (Cost $285,999,971)                                285,999,971
===================================================================================
CERTIFICATE OF DEPOSIT-3.49%

HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Wells Fargo Co.
  1.06%                                        09/18/03    100,000      100,000,000
-----------------------------------------------------------------------------------
  1.06%                                        10/06/03     70,000       69,999,994
===================================================================================
    Total Certificates of Deposit (Cost
      $244,999,994)                                                     244,999,994
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-0.23%

Federal Home Loan Bank Disc. Notes,
  0.84% (Cost $15,786,632)(a)                  09/02/03   $ 15,787   $   15,786,632
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,838,017,910)                               5,838,017,910
===================================================================================
REPURCHASE AGREEMENTS-16.82%

Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.00%(i)                                     09/02/03     50,000       50,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.08%(k)                                     09/02/03    305,000      305,000,000
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.03%(l)                                     09/02/03    224,384      224,383,746
-----------------------------------------------------------------------------------
  1.08%(m)                                     09/02/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,179,383,746)                                                 1,179,383,746
===================================================================================
TOTAL INVESTMENTS-100.07% (Cost
  $7,017,401,656)(n)                                                  7,017,401,656
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.07%)                                    (5,125,092)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100%                                                      $7,012,276,564
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $3,942,811,076, which represented 56.23% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co. or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(g) Security considered to be illiquid. The market value of this security at 8/31/03 represents 5.0% of the Fund's net assets.
(h) Interest rate is redetermined daily. Rate shown is rate in effect on 08/31/03.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $50,005,556. Collateralized by $50,228,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 11/05/12 with an aggregate market value at 08/31/03 of $51,000,205.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(k) Joint repurchase agreement entered into 08/29/03 with a maturing value of $400,048,000. Collateralized by $462,114,538 U.S. Government obligations, 0% to 7.68% due 09/26/05 to 08/01/33 with an aggregate market value at 08/31/03 of $408,002,899.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(n) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                                $5,838,017,910
--------------------------------------------------------------------------------
Repurchase agreements                                              1,179,383,746
--------------------------------------------------------------------------------
Receivables for:
  Interest                                                             1,029,605
--------------------------------------------------------------------------------
  Amount due from advisor                                                 39,846
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                242,265
--------------------------------------------------------------------------------
Other assets                                                             162,686
================================================================================
     Total assets                                                  7,018,876,058
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Dividends                                                            5,416,551
--------------------------------------------------------------------------------
  Deferred compensation plan                                             242,265
--------------------------------------------------------------------------------
Accrued distribution fees                                                341,271
--------------------------------------------------------------------------------
Accrued directors' fees                                                  364,386
--------------------------------------------------------------------------------
Accrued transfer agent fees                                              134,881
--------------------------------------------------------------------------------
Accrued operating expenses                                               100,140
================================================================================
     Total liabilities                                                 6,599,494
================================================================================
Net assets applicable to shares outstanding                       $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)                        $7,010,848,166
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,430,149
--------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment
  securities                                                              (1,751)
================================================================================
                                                                  $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS:

Institutional Class                                               $5,589,107,525
________________________________________________________________________________
================================================================================
Private Investment Class                                          $  560,824,671
________________________________________________________________________________
================================================================================
Personal Investment Class                                         $  133,718,682
________________________________________________________________________________
================================================================================
Cash Management Class                                             $  536,685,443
________________________________________________________________________________
================================================================================
Reserve Class                                                     $  103,681,241
________________________________________________________________________________
================================================================================
Resource Class                                                    $   88,259,002
________________________________________________________________________________
================================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                                5,589,124,342
________________________________________________________________________________
================================================================================
Private Investment Class                                             560,881,268
________________________________________________________________________________
================================================================================
Personal Investment Class                                            133,660,128
________________________________________________________________________________
================================================================================
Cash Management Class                                                536,712,535
________________________________________________________________________________
================================================================================
Reserve Class                                                        103,681,137
________________________________________________________________________________
================================================================================
Resource Class                                                        88,218,740
________________________________________________________________________________
================================================================================
Net asset value, offering and redemption price per share for
  each class                                                      $         1.00
________________________________________________________________________________
================================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                            $110,013,685
================================================================================

EXPENSES:

Advisory fees                                                         11,975,189
--------------------------------------------------------------------------------
Administrative services fees                                             709,422
--------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                             2,472,464
--------------------------------------------------------------------------------
  Personal Investment Class                                            1,153,443
--------------------------------------------------------------------------------
  Cash Management Class                                                  794,336
--------------------------------------------------------------------------------
  Reserve Class                                                        1,424,817
--------------------------------------------------------------------------------
  Resource Class                                                         288,942
--------------------------------------------------------------------------------
Transfer agent fees                                                    1,259,339
--------------------------------------------------------------------------------
Directors' fees                                                          147,029
--------------------------------------------------------------------------------
Other                                                                     47,539
================================================================================
    Total expenses                                                    20,272,520
================================================================================
Less: Fees waived                                                     (7,544,631)
================================================================================
    Net expenses                                                      12,727,889
================================================================================
Net investment income                                                 97,285,796
================================================================================
Net increase in net assets resulting from operations                $ 97,285,796
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003               2002
---------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   97,285,796     $   194,565,853
---------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities                                             --              (1,014)
=================================================================================
    Net increase in net assets resulting
      from operations                              97,285,796         194,564,839
=================================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (79,265,979)       (152,003,031)
---------------------------------------------------------------------------------
  Private Investment Class                         (4,790,723)         (9,135,125)
---------------------------------------------------------------------------------
  Personal Investment Class                        (1,135,614)         (2,982,406)
---------------------------------------------------------------------------------
  Cash Management Class                            (9,794,878)        (20,969,503)
---------------------------------------------------------------------------------
  Reserve Class                                      (602,071)         (1,671,130)
---------------------------------------------------------------------------------
  Resource Class                                   (1,696,366)         (7,804,658)
=================================================================================
  Decrease in net assets resulting from
    distributions                                 (97,285,631)       (194,565,853)
=================================================================================
Share transactions-net:
  Institutional Class                            (341,182,886)     (1,909,907,666)
---------------------------------------------------------------------------------
  Private Investment Class                         61,372,457         (73,145,194)
---------------------------------------------------------------------------------
  Personal Investment Class                       (43,774,130)        (38,793,383)
---------------------------------------------------------------------------------
  Cash Management Class                          (437,330,384)       (165,758,781)
---------------------------------------------------------------------------------
  Reserve Class                                   (42,828,014)          2,060,196
---------------------------------------------------------------------------------
  Resource Class                                 (125,390,496)       (239,950,953)
=================================================================================
    Net increase (decrease) in net assets
      resulting from share transactions          (929,133,453)     (2,425,495,781)
=================================================================================
    Net increase (decrease) in net assets        (929,133,288)     (2,425,496,795)
=================================================================================

NET ASSETS:

  Beginning of year                             7,941,409,852      10,366,906,647
=================================================================================
  End of year                                  $7,012,276,564     $ 7,941,409,852
_________________________________________________________________________________
=================================================================================

NOTES TO FINANCIAL STATEMENTS

August 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $5,829,596.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $709,422 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,197,519 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,483,478, $841,521, $635,469, $1,227,345 and
$231,154, respectively, after FMC waived plan fees of $988,986, $311,922, $158,867, $197,472 and $57,788, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,282 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                               2003            2002
---------------------------------------------------------------------------------------
Distributions paid from ordinary income                     $97,285,631    $194,565,853
_______________________________________________________________________________________
=======================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                                $    2,065,838
-------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (636,426)
-------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (1,014)
-------------------------------------------------------------------------------------------
Capital (par value and additional paid-in)                                    7,010,848,166
===========================================================================================
Total net assets                                                             $7,012,276,564
___________________________________________________________________________________________
===========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are primarily the result of director's deferral of compensation and retirement plan expenses.

    The Fund's capital loss carryforward expires as follows:

                                                                             CAPITAL LOSS
EXPIRATION                                                                   CARRYFORWARD
-----------------------------------------------------------------------------------------
August 31, 2011                                                                 $1,014
_________________________________________________________________________________________
=========================================================================================

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                          CHANGES IN CAPITAL STOCK OUTSTANDING
                       --------------------------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                       --------------------------------------------------------------------------
                                      2003                                   2002
                       -----------------------------------    -----------------------------------
                           SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------
Sold:
  Institutional Class   39,538,699,529    $ 39,538,699,529     49,867,711,739    $ 49,867,711,739
-------------------------------------------------------------------------------------------------
  Private Investment
     Class               2,361,767,415       2,361,767,415      2,478,100,689       2,478,100,689
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class               1,713,575,941       1,713,575,941      2,372,542,859       2,372,542,859
-------------------------------------------------------------------------------------------------
  Cash Management
     Class               4,401,672,934       4,401,672,934      5,844,111,815       5,844,111,815
-------------------------------------------------------------------------------------------------
  Reserve Class          5,302,349,656       5,302,349,656      1,426,473,845       1,426,473,845
-------------------------------------------------------------------------------------------------
  Resource Class           831,814,148         831,814,148      2,197,934,978       2,197,934,978
=================================================================================================
Issued as
  reinvestment of
  dividends:
  Institutional Class        5,289,215           5,289,215          9,850,826           9,850,826
-------------------------------------------------------------------------------------------------
  Private Investment
     Class                   2,463,410           2,463,410          4,909,338           4,909,338
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class                   1,073,144           1,073,144          3,033,277           3,033,277
-------------------------------------------------------------------------------------------------
  Cash Management
     Class                   3,808,779           3,808,779         13,867,829          13,867,829
-------------------------------------------------------------------------------------------------
  Reserve Class                616,859             616,859          1,755,442           1,755,442
-------------------------------------------------------------------------------------------------
  Resource Class             1,719,060           1,719,060          8,321,610           8,321,610
=================================================================================================
Reacquired:
  Institutional Class  (39,885,171,630)    (39,885,171,630)   (51,787,470,231)    (51,787,470,231)
-------------------------------------------------------------------------------------------------
  Private Investment
     Class              (2,302,858,368)     (2,302,858,368)    (2,556,155,221)     (2,556,155,221)
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class              (1,758,423,215)     (1,758,423,215)    (2,414,369,519)     (2,414,369,519)
-------------------------------------------------------------------------------------------------
  Cash Management
     Class              (4,842,812,097)     (4,842,812,097)    (6,023,738,425)     (6,023,738,425)
-------------------------------------------------------------------------------------------------
  Reserve Class         (5,345,794,529)     (5,345,794,529)    (1,426,169,091)     (1,426,169,091)
-------------------------------------------------------------------------------------------------
  Resource Class          (958,923,704)       (958,923,704)    (2,446,207,541)     (2,446,207,541)
=================================================================================================
                          (929,133,453)   $   (929,133,453)    (2,425,495,781)   $ (2,425,495,781)
_________________________________________________________________________________________________
=================================================================================================

NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                       PERSONAL INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Net investment income                     0.01           0.02        0.05        0.05        0.05
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.02)      (0.05)      (0.05)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.72%          1.50%       4.93%       5.55%       4.63%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $133,719       $177,493    $216,286    $142,235    $ 87,754
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.65%(b)       0.60%       0.59%       0.59%       0.59%
-------------------------------------------------------------------------------------------------
  Without fee waivers                     0.93%(b)       0.89%       0.84%       0.84%       0.84%
=================================================================================================
Ratio of net investment income to
  average net assets                      0.73%(b)       1.55%       4.91%       5.44%       4.52%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $153,792,389.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/
POSITION(S) HELD WITH THE           OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993             Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                           and Frankel LLP                                 (registered investment
                                                                                                     company)
---------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998             Formerly: Chief Executive Officer, YWCA of      None
  Director                                           the USA
---------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993             Partner, law firm of Pennock & Cooper           None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001             Retired                                         None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993             Executive Vice President, Development and       None
  Director                                           Operations Hines Interests Limited
                                                     Partnership (real estate development company)
---------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003             Director, Senior Vice President, Secretary      N/A
  Senior Vice President                              and General Counsel, A I M Management Group
                                                     Inc. (financial services holding company) and
                                                     A I M Advisors, Inc.; Vice President, A I M
                                                     Capital Management, Inc., A I M Distributors,
                                                     Inc. and AIM Investment Services, Inc.(3);
                                                     and Director, Vice President and General
                                                     Counsel, Fund Management Company
                                                     Formerly: Senior Vice President and General
                                                     Counsel, Liberty Financial Companies, Inc.;
                                                     and Senior Vice President and General
                                                     Counsel, Liberty Funds Group, LLC
---------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993             Director, Chairman and Director of              N/A
  Senior Vice President                              Investments, A I M Capital Management, Inc.;
                                                     Director and Executive Vice President, A I M
                                                     Management Group Inc.; Director and Senior
                                                     Vice President, A I M Advisors, Inc.; and
                                                     Director, A I M Distributors, Inc. and
                                                     AMVESCAP PLC
                                                     Formerly: Chief Executive Officer and
                                                     President, A I M Capital Management Inc.
---------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002             Managing Director and Chief Research            N/A
  Vice President                                     Officer -- Fixed Income, A I M Capital
                                                     Management, Inc.; and Vice President, A I M
                                                     Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993             Vice President and Chief Compliance Officer,    N/A
  Vice President                                     A I M Advisors, Inc. and A I M Capital
                                                     Management, Inc.; and Vice President, AIM
                                                     Investment Services, Inc.(3)
---------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993             Managing Director and Chief Cash Management     N/A
  Vice President                                     Officer, A I M Capital Management, Inc.;
                                                     Director and President, Fund Management
                                                     Company; and Vice President, A I M Advisors,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002             Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                     President, Chief Executive Officer and Chief
                                                     Investment Officer, A I M Capital Management,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993             Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                       Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.


OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

                        ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                                PRIME PORTFOLIO

                            PRIVATE INVESTMENT CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.




PRM-AR-2

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--

                           LETTER TO OUR SHAREHOLDERS

                    DEAR SHAREHOLDER:

[PHOTO OF           This report on the Short-Term Investments Co.'s Prime
ROBERT H.           Portfolio covers a fiscal year during which reductions in
GRAHAM              short-term interest rates caused yields on money market
                    funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Private Investment Class was producing a monthly yield of 0.65% and a seven-day SEC yield of 0.66%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period, the WAM stood at 19 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Private Investment Class stood at $560.8 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.


                                                                     (continued)

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-64.12%(a)

FINANCIALS-64.12%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.94%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 08/04/03; Cost $32,599,732)
  1.07%                                        10/02/03   $ 32,657   $   32,626,910
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $32,941,150)
  1.07%                                        10/03/03     33,000       32,968,614
===================================================================================
                                                                         65,595,524
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.68%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $24,956,160)
  1.07%                                        10/24/03     25,000       24,960,618
-----------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $15,502,879)
  1.04%                                        09/03/03     15,528       15,527,103
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $30,557,983)
  1.06%                                        09/12/03     30,585       30,575,094
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $35,968,178)
  1.07%                                        10/20/03     36,026       35,973,532
-----------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $27,875,215)
  1.04%                                        09/05/03     27,922       27,918,773
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $55,771,367)
  1.06%                                        10/07/03     55,857       55,797,575
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $27,933,760)
  1.07%                                        10/09/03     27,977       27,945,402
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $38,970,703)
  1.07%                                        10/15/03     39,038       38,986,947
===================================================================================
                                                                        257,685,044
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-8.51%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 08/18/03; Cost $59,921,532)
  1.07%                                        10/01/03   $ 60,000   $   59,946,499
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 07/24/03; Cost $99,826,667)
  1.04%                                        09/22/03    100,000       99,939,333
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,000)
  1.08%                                        09/24/03    100,000       99,931,000
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $49,917,500)
  1.08%                                        09/25/03     50,000       49,964,000
-----------------------------------------------------------------------------------
  (Acquired 08/08/03; Cost $70,256,040)
  1.06%                                        10/02/03     70,370       70,305,768
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Programs Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $77,038,026)
  1.04%                                        09/10/03     77,145       77,124,942
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,656,098)
  1.06%                                        09/12/03     49,700       49,683,903
-----------------------------------------------------------------------------------
  (Acquired 08/25/03; Cost $24,999,264)
  1.07%                                        10/08/03     25,032       25,004,472
===================================================================================
                                                                        596,825,275
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.58%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/13/03; Cost $34,970,114)
  1.06%                                        09/11/03     35,000       34,989,694
-----------------------------------------------------------------------------------
Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/08/03; Cost $91,097,468)
  1.06%                                        10/06/03     91,256       91,161,956
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $21,880,131)
  1.07%                                        10/09/03     21,914       21,889,249
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $45,522,435)
  1.06%                                        10/10/03     45,603       45,550,633
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/05/03; Cost $79,893,000)
  1.07%                                        09/19/03   $ 80,000   $   79,957,200
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $49,915,292)
  1.07%                                        10/01/03     50,000       49,955,417
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $99,824,639)
  1.07%                                        10/16/03    100,000       99,866,250
-----------------------------------------------------------------------------------
CRC Funding LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,860,306)
  1.07%                                        10/07/03    100,000       99,893,000
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $99,829,222)
  1.06%                                        10/08/03    100,000       99,891,055
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $76,866,234)
  1.06%                                        10/09/03     77,000       76,913,845
-----------------------------------------------------------------------------------
Edison Asset Securitization LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 08/04/03; Cost $7,599,876)
  1.07%                                        10/01/03      7,613        7,606,212
-----------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $199,643,333)
  1.07%                                        10/20/03    200,000      199,708,722
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/05/03; Cost $30,001,501)
  1.07%                                        09/16/03     30,039       30,025,608
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $150,009,953)
  1.07%                                        10/15/03    150,269      150,072,482
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $67,139,546)
  1.03%                                        09/09/03     67,255       67,239,606
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,947,250)
  1.06%                                        09/18/03     50,000       49,975,090
-----------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/01/03; Cost $68,634,659)
  1.07%                                        09/02/03     68,700       68,697,958
===================================================================================
                                                                      1,373,320,366
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-17.88%

CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $99,881,556)
  1.04%                                        09/03/03   $100,000   $   99,994,222
-----------------------------------------------------------------------------------
  (Acquired 07/24/03; Cost $99,861,333)
  1.04%                                        09/10/03    100,000       99,974,000
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $39,941,744)
  1.07%                                        10/06/03     40,000       39,958,389
-----------------------------------------------------------------------------------
CIESCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $34,951,467)
  1.04%                                        09/10/03     35,000       34,990,900
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $74,877,396)
  1.07%                                        10/21/03     75,000       74,888,542
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/24/03; Cost $89,844,000)
  1.04%                                        09/22/03     90,000       89,945,400
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,841,000)
  1.08%                                        09/23/03    100,000       99,934,000
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  (Acquired 07/22/03; Cost $99,839,778)
  1.03%                                        09/16/03    100,000       99,957,083
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $101,818,100)
  1.07%                                        10/03/03    102,000      101,902,987
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $47,423,076)
  1.06%                                        10/07/03     47,500       47,449,650
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $49,913,806)
  1.07%                                        10/24/03     50,000       49,921,236
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  (Acquired 07/25/03; Cost $99,826,667)
  1.04%                                        09/23/03   $100,000   $   99,936,444
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,056)
  1.06%                                        09/25/03    100,000       99,929,333
-----------------------------------------------------------------------------------
  (Acquired 08/14/03; Cost $49,915,292)
  1.07%                                        10/10/03     50,000       49,942,042
===================================================================================
                                                                      1,253,575,975
===================================================================================

CONSUMER FINANCE-0.71%

Toyota Motor Credit Corp.
  1.02%                                        09/04/03     50,000       49,995,750
===================================================================================

DIVERSIFIED BANKS-4.99%

UBS Finance Delaware, LLC
  1.03%                                        09/04/03    100,000       99,991,417
-----------------------------------------------------------------------------------
  1.03%                                        09/05/03    100,000       99,988,555
-----------------------------------------------------------------------------------
  1.02%                                        09/09/03    150,000      149,966,000
===================================================================================
                                                                        349,945,972
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.56%

Citigroup Global Markets Holdings Inc.
  1.07%                                        10/22/03    100,000       99,848,417
-----------------------------------------------------------------------------------
Citigroup Inc.
  1.07%                                        10/17/03    150,000      149,794,920
===================================================================================
                                                                        249,643,337
===================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.71%

SBC International Inc.
  (Acquired 08/21/03; Cost $49,960,625)
  1.05%(b)                                     09/17/03     50,000       49,976,667
===================================================================================

MULTI-LINE INSURANCE-1.42%

GE Financial Assurance Holdings, Inc.
  (Acquired 08/25/03; Cost $99,850,000)
  1.08%(b)                                     10/14/03    100,000       99,871,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-2.14%

General Electric Capital Corp.
  1.07%                                        10/08/03   $ 50,000   $   49,945,014
-----------------------------------------------------------------------------------
  1.07%                                        10/21/03    100,000       99,851,389
===================================================================================
                                                                        149,796,403
===================================================================================
    Total Financials                                                  4,496,231,313
===================================================================================
    Total Commercial Paper (Cost
      $4,496,231,313)                                                 4,496,231,313
===================================================================================
MASTER NOTE AGREEMENTS-6.34%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/25/03; Cost $100,000,000)
  1.27%(b)(e)                                  02/23/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  (Acquired 03/17/03; Cost $345,000,000)
  1.20%(b)(f)                                  09/15/03    345,000      345,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $445,000,000)                                                     445,000,000
===================================================================================
PROMISSORY NOTES-4.99%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/29/03; Cost $350,000,000)
  1.16%(b)(g)(h)                               10/28/03    350,000      350,000,000
===================================================================================
BANK NOTES-4.08%

Standard Federal Bank, N.A.
  1.02%                                        09/08/03    200,000      200,000,000
-----------------------------------------------------------------------------------
Wells Fargo Bank N.A.
  1.02%                                        09/03/03     51,000       50,999,971
-----------------------------------------------------------------------------------
  1.06%                                        09/22/03     35,000       35,000,000
===================================================================================
    Total Bank Notes (Cost $285,999,971)                                285,999,971
===================================================================================
CERTIFICATE OF DEPOSIT-3.49%

HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Wells Fargo Co.
  1.06%                                        09/18/03    100,000      100,000,000
-----------------------------------------------------------------------------------
  1.06%                                        10/06/03     70,000       69,999,994
===================================================================================
    Total Certificates of Deposit (Cost
      $244,999,994)                                                     244,999,994
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-0.23%

Federal Home Loan Bank Disc. Notes,
  0.84% (Cost $15,786,632)(a)                  09/02/03   $ 15,787   $   15,786,632
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,838,017,910)                               5,838,017,910
===================================================================================
REPURCHASE AGREEMENTS-16.82%

Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.00%(i)                                     09/02/03     50,000       50,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.08%(k)                                     09/02/03    305,000      305,000,000
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.03%(l)                                     09/02/03    224,384      224,383,746
-----------------------------------------------------------------------------------
  1.08%(m)                                     09/02/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,179,383,746)                                                 1,179,383,746
===================================================================================
TOTAL INVESTMENTS-100.07% (Cost
  $7,017,401,656)(n)                                                  7,017,401,656
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.07%)                                    (5,125,092)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100%                                                      $7,012,276,564
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $3,942,811,076, which represented 56.23% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co. or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(g) Security considered to be illiquid. The market value of this security at 8/31/03 represents 5.0% of the Fund's net assets.
(h) Interest rate is redetermined daily. Rate shown is rate in effect on 08/31/03.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $50,005,556. Collateralized by $50,228,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 11/05/12 with an aggregate market value at 08/31/03 of $51,000,205.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(k) Joint repurchase agreement entered into 08/29/03 with a maturing value of $400,048,000. Collateralized by $462,114,538 U.S. Government obligations, 0% to 7.68% due 09/26/05 to 08/01/33 with an aggregate market value at 08/31/03 of $408,002,899.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(n) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                                $5,838,017,910
--------------------------------------------------------------------------------
Repurchase agreements                                              1,179,383,746
--------------------------------------------------------------------------------
Receivables for:
  Interest                                                             1,029,605
--------------------------------------------------------------------------------
  Amount due from advisor                                                 39,846
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                242,265
--------------------------------------------------------------------------------
Other assets                                                             162,686
================================================================================
     Total assets                                                  7,018,876,058
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Dividends                                                            5,416,551
--------------------------------------------------------------------------------
  Deferred compensation plan                                             242,265
--------------------------------------------------------------------------------
Accrued distribution fees                                                341,271
--------------------------------------------------------------------------------
Accrued directors' fees                                                  364,386
--------------------------------------------------------------------------------
Accrued transfer agent fees                                              134,881
--------------------------------------------------------------------------------
Accrued operating expenses                                               100,140
================================================================================
     Total liabilities                                                 6,599,494
================================================================================
Net assets applicable to shares outstanding                       $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)                        $7,010,848,166
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,430,149
--------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment
  securities                                                              (1,751)
================================================================================
                                                                  $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS:

Institutional Class                                               $5,589,107,525
________________________________________________________________________________
================================================================================
Private Investment Class                                          $  560,824,671
________________________________________________________________________________
================================================================================
Personal Investment Class                                         $  133,718,682
________________________________________________________________________________
================================================================================
Cash Management Class                                             $  536,685,443
________________________________________________________________________________
================================================================================
Reserve Class                                                     $  103,681,241
________________________________________________________________________________
================================================================================
Resource Class                                                    $   88,259,002
________________________________________________________________________________
================================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                                5,589,124,342
________________________________________________________________________________
================================================================================
Private Investment Class                                             560,881,268
________________________________________________________________________________
================================================================================
Personal Investment Class                                            133,660,128
________________________________________________________________________________
================================================================================
Cash Management Class                                                536,712,535
________________________________________________________________________________
================================================================================
Reserve Class                                                        103,681,137
________________________________________________________________________________
================================================================================
Resource Class                                                        88,218,740
________________________________________________________________________________
================================================================================
Net asset value, offering and redemption price per share for
  each class                                                      $         1.00
________________________________________________________________________________
================================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                            $110,013,685
================================================================================

EXPENSES:

Advisory fees                                                         11,975,189
--------------------------------------------------------------------------------
Administrative services fees                                             709,422
--------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                             2,472,464
--------------------------------------------------------------------------------
  Personal Investment Class                                            1,153,443
--------------------------------------------------------------------------------
  Cash Management Class                                                  794,336
--------------------------------------------------------------------------------
  Reserve Class                                                        1,424,817
--------------------------------------------------------------------------------
  Resource Class                                                         288,942
--------------------------------------------------------------------------------
Transfer agent fees                                                    1,259,339
--------------------------------------------------------------------------------
Directors' fees                                                          147,029
--------------------------------------------------------------------------------
Other                                                                     47,539
================================================================================
    Total expenses                                                    20,272,520
================================================================================
Less: Fees waived                                                     (7,544,631)
================================================================================
    Net expenses                                                      12,727,889
================================================================================
Net investment income                                                 97,285,796
================================================================================
Net increase in net assets resulting from operations                $ 97,285,796
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003               2002
---------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   97,285,796     $   194,565,853
---------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities                                             --              (1,014)
=================================================================================
    Net increase in net assets resulting
      from operations                              97,285,796         194,564,839
=================================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (79,265,979)       (152,003,031)
---------------------------------------------------------------------------------
  Private Investment Class                         (4,790,723)         (9,135,125)
---------------------------------------------------------------------------------
  Personal Investment Class                        (1,135,614)         (2,982,406)
---------------------------------------------------------------------------------
  Cash Management Class                            (9,794,878)        (20,969,503)
---------------------------------------------------------------------------------
  Reserve Class                                      (602,071)         (1,671,130)
---------------------------------------------------------------------------------
  Resource Class                                   (1,696,366)         (7,804,658)
=================================================================================
  Decrease in net assets resulting from
    distributions                                 (97,285,631)       (194,565,853)
=================================================================================
Share transactions-net:
  Institutional Class                            (341,182,886)     (1,909,907,666)
---------------------------------------------------------------------------------
  Private Investment Class                         61,372,457         (73,145,194)
---------------------------------------------------------------------------------
  Personal Investment Class                       (43,774,130)        (38,793,383)
---------------------------------------------------------------------------------
  Cash Management Class                          (437,330,384)       (165,758,781)
---------------------------------------------------------------------------------
  Reserve Class                                   (42,828,014)          2,060,196
---------------------------------------------------------------------------------
  Resource Class                                 (125,390,496)       (239,950,953)
=================================================================================
    Net increase (decrease) in net assets
      resulting from share transactions          (929,133,453)     (2,425,495,781)
=================================================================================
    Net increase (decrease) in net assets        (929,133,288)     (2,425,496,795)
=================================================================================

NET ASSETS:

  Beginning of year                             7,941,409,852      10,366,906,647
=================================================================================
  End of year                                  $7,012,276,564     $ 7,941,409,852
_________________________________________________________________________________
=================================================================================

NOTES TO FINANCIAL STATEMENTS

August 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $5,829,596.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $709,422 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,197,519 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,483,478, $841,521, $635,469, $1,227,345 and
$231,154, respectively, after FMC waived plan fees of $988,986, $311,922, $158,867, $197,472 and $57,788, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,282 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                               2003            2002
---------------------------------------------------------------------------------------
Distributions paid from ordinary income                     $97,285,631    $194,565,853
_______________________________________________________________________________________
=======================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                                $    2,065,838
-------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (636,426)
-------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (1,014)
-------------------------------------------------------------------------------------------
Capital (par value and additional paid-in)                                    7,010,848,166
===========================================================================================
Total net assets                                                             $7,012,276,564
___________________________________________________________________________________________
===========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are primarily the result of director's deferral of compensation and retirement plan expenses.

    The Fund's capital loss carryforward expires as follows:

                                                                             CAPITAL LOSS
EXPIRATION                                                                   CARRYFORWARD
-----------------------------------------------------------------------------------------
August 31, 2011                                                                 $1,014
_________________________________________________________________________________________
=========================================================================================

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                          CHANGES IN CAPITAL STOCK OUTSTANDING
                       --------------------------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                       --------------------------------------------------------------------------
                                      2003                                   2002
                       -----------------------------------    -----------------------------------
                           SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------
Sold:
  Institutional Class   39,538,699,529    $ 39,538,699,529     49,867,711,739    $ 49,867,711,739
-------------------------------------------------------------------------------------------------
  Private Investment
     Class               2,361,767,415       2,361,767,415      2,478,100,689       2,478,100,689
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class               1,713,575,941       1,713,575,941      2,372,542,859       2,372,542,859
-------------------------------------------------------------------------------------------------
  Cash Management
     Class               4,401,672,934       4,401,672,934      5,844,111,815       5,844,111,815
-------------------------------------------------------------------------------------------------
  Reserve Class          5,302,349,656       5,302,349,656      1,426,473,845       1,426,473,845
-------------------------------------------------------------------------------------------------
  Resource Class           831,814,148         831,814,148      2,197,934,978       2,197,934,978
=================================================================================================
Issued as
  reinvestment of
  dividends:
  Institutional Class        5,289,215           5,289,215          9,850,826           9,850,826
-------------------------------------------------------------------------------------------------
  Private Investment
     Class                   2,463,410           2,463,410          4,909,338           4,909,338
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class                   1,073,144           1,073,144          3,033,277           3,033,277
-------------------------------------------------------------------------------------------------
  Cash Management
     Class                   3,808,779           3,808,779         13,867,829          13,867,829
-------------------------------------------------------------------------------------------------
  Reserve Class                616,859             616,859          1,755,442           1,755,442
-------------------------------------------------------------------------------------------------
  Resource Class             1,719,060           1,719,060          8,321,610           8,321,610
=================================================================================================
Reacquired:
  Institutional Class  (39,885,171,630)    (39,885,171,630)   (51,787,470,231)    (51,787,470,231)
-------------------------------------------------------------------------------------------------
  Private Investment
     Class              (2,302,858,368)     (2,302,858,368)    (2,556,155,221)     (2,556,155,221)
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class              (1,758,423,215)     (1,758,423,215)    (2,414,369,519)     (2,414,369,519)
-------------------------------------------------------------------------------------------------
  Cash Management
     Class              (4,842,812,097)     (4,842,812,097)    (6,023,738,425)     (6,023,738,425)
-------------------------------------------------------------------------------------------------
  Reserve Class         (5,345,794,529)     (5,345,794,529)    (1,426,169,091)     (1,426,169,091)
-------------------------------------------------------------------------------------------------
  Resource Class          (958,923,704)       (958,923,704)    (2,446,207,541)     (2,446,207,541)
=================================================================================================
                          (929,133,453)   $   (929,133,453)    (2,425,495,781)   $ (2,425,495,781)
_________________________________________________________________________________________________
=================================================================================================

NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.


                                                       PRIVATE INVESTMENT CLASS
                                      -----------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                      -----------------------------------------------------------
                                        2003           2002        2001        2000        1999
-------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
-------------------------------------------------------------------------------------------------
Net investment income                     0.01           0.02        0.05        0.06        0.05
-------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                 (0.01)         (0.02)      (0.05)      (0.06)      (0.05)
=================================================================================================
Net asset value, end of period        $   1.00       $   1.00    $   1.00    $   1.00    $   1.00
_________________________________________________________________________________________________
=================================================================================================
Total return(a)                           0.97%          1.70%       5.14%       5.76%       4.84%
_________________________________________________________________________________________________
=================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $560,825       $499,452    $572,597    $470,368    $384,894
_________________________________________________________________________________________________
=================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                        0.40%(b)       0.40%       0.39%       0.39%       0.39%
-------------------------------------------------------------------------------------------------
  Without fee waivers                     0.68%(b)       0.64%       0.59%       0.59%       0.59%
=================================================================================================
Ratio of net investment income to
  average net assets                      0.98%(b)       1.75%       5.11%       5.64%       4.72%
_________________________________________________________________________________________________
=================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $494,492,810.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/
POSITION(S) HELD WITH THE           OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993             Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                           and Frankel LLP                                 (registered investment
                                                                                                     company)
---------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998             Formerly: Chief Executive Officer, YWCA of      None
  Director                                           the USA
---------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993             Partner, law firm of Pennock & Cooper           None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001             Retired                                         None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993             Executive Vice President, Development and       None
  Director                                           Operations Hines Interests Limited
                                                     Partnership (real estate development company)
---------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003             Director, Senior Vice President, Secretary      N/A
  Senior Vice President                              and General Counsel, A I M Management Group
                                                     Inc. (financial services holding company) and
                                                     A I M Advisors, Inc.; Vice President, A I M
                                                     Capital Management, Inc., A I M Distributors,
                                                     Inc. and AIM Investment Services, Inc.(3);
                                                     and Director, Vice President and General
                                                     Counsel, Fund Management Company
                                                     Formerly: Senior Vice President and General
                                                     Counsel, Liberty Financial Companies, Inc.;
                                                     and Senior Vice President and General
                                                     Counsel, Liberty Funds Group, LLC
---------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993             Director, Chairman and Director of              N/A
  Senior Vice President                              Investments, A I M Capital Management, Inc.;
                                                     Director and Executive Vice President, A I M
                                                     Management Group Inc.; Director and Senior
                                                     Vice President, A I M Advisors, Inc.; and
                                                     Director, A I M Distributors, Inc. and
                                                     AMVESCAP PLC
                                                     Formerly: Chief Executive Officer and
                                                     President, A I M Capital Management Inc.
---------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002             Managing Director and Chief Research            N/A
  Vice President                                     Officer -- Fixed Income, A I M Capital
                                                     Management, Inc.; and Vice President, A I M
                                                     Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993             Vice President and Chief Compliance Officer,    N/A
  Vice President                                     A I M Advisors, Inc. and A I M Capital
                                                     Management, Inc.; and Vice President, AIM
                                                     Investment Services, Inc.(3)
---------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993             Managing Director and Chief Cash Management     N/A
  Vice President                                     Officer, A I M Capital Management, Inc.;
                                                     Director and President, Fund Management
                                                     Company; and Vice President, A I M Advisors,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002             Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                     President, Chief Executive Officer and Chief
                                                     Investment Officer, A I M Capital Management,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993             Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                       Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.


OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

                        ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                                PRIME PORTFOLIO

                                 RESERVE CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.


PRM-AR-5

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--


                           LETTER TO OUR SHAREHOLDERS

[PHOTO OF           DEAR SHAREHOLDER:
 ROBERT H.
 GRAHAM]            This report on the Short-Term Investments Co.'s Prime
                    Portfolio covers a fiscal year during which reductions in short-term interest rates caused yields on money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Reserve Class was producing a monthly yield of 0.08% and a seven-day SEC yield of 0.09%. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Portfolio managers employed a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields. The weighted average maturity (WAM) remained in the 12 to 28-day range; at the close of the reporting period, the WAM stood at 19 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Reserve Class stood at $103.7 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.



                                                                     (continued)

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-64.12%(a)

FINANCIALS-64.12%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.94%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 08/04/03; Cost $32,599,732)
  1.07%                                        10/02/03   $ 32,657   $   32,626,910
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $32,941,150)
  1.07%                                        10/03/03     33,000       32,968,614
===================================================================================
                                                                         65,595,524
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.68%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $24,956,160)
  1.07%                                        10/24/03     25,000       24,960,618
-----------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $15,502,879)
  1.04%                                        09/03/03     15,528       15,527,103
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $30,557,983)
  1.06%                                        09/12/03     30,585       30,575,094
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $35,968,178)
  1.07%                                        10/20/03     36,026       35,973,532
-----------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $27,875,215)
  1.04%                                        09/05/03     27,922       27,918,773
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $55,771,367)
  1.06%                                        10/07/03     55,857       55,797,575
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $27,933,760)
  1.07%                                        10/09/03     27,977       27,945,402
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $38,970,703)
  1.07%                                        10/15/03     39,038       38,986,947
===================================================================================
                                                                        257,685,044
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-8.51%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 08/18/03; Cost $59,921,532)
  1.07%                                        10/01/03   $ 60,000   $   59,946,499
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 07/24/03; Cost $99,826,667)
  1.04%                                        09/22/03    100,000       99,939,333
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,000)
  1.08%                                        09/24/03    100,000       99,931,000
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $49,917,500)
  1.08%                                        09/25/03     50,000       49,964,000
-----------------------------------------------------------------------------------
  (Acquired 08/08/03; Cost $70,256,040)
  1.06%                                        10/02/03     70,370       70,305,768
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Programs Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $77,038,026)
  1.04%                                        09/10/03     77,145       77,124,942
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,656,098)
  1.06%                                        09/12/03     49,700       49,683,903
-----------------------------------------------------------------------------------
  (Acquired 08/25/03; Cost $24,999,264)
  1.07%                                        10/08/03     25,032       25,004,472
===================================================================================
                                                                        596,825,275
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.58%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/13/03; Cost $34,970,114)
  1.06%                                        09/11/03     35,000       34,989,694
-----------------------------------------------------------------------------------
Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/08/03; Cost $91,097,468)
  1.06%                                        10/06/03     91,256       91,161,956
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $21,880,131)
  1.07%                                        10/09/03     21,914       21,889,249
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $45,522,435)
  1.06%                                        10/10/03     45,603       45,550,633
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/05/03; Cost $79,893,000)
  1.07%                                        09/19/03   $ 80,000   $   79,957,200
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $49,915,292)
  1.07%                                        10/01/03     50,000       49,955,417
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $99,824,639)
  1.07%                                        10/16/03    100,000       99,866,250
-----------------------------------------------------------------------------------
CRC Funding LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,860,306)
  1.07%                                        10/07/03    100,000       99,893,000
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $99,829,222)
  1.06%                                        10/08/03    100,000       99,891,055
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $76,866,234)
  1.06%                                        10/09/03     77,000       76,913,845
-----------------------------------------------------------------------------------
Edison Asset Securitization LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 08/04/03; Cost $7,599,876)
  1.07%                                        10/01/03      7,613        7,606,212
-----------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $199,643,333)
  1.07%                                        10/20/03    200,000      199,708,722
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/05/03; Cost $30,001,501)
  1.07%                                        09/16/03     30,039       30,025,608
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $150,009,953)
  1.07%                                        10/15/03    150,269      150,072,482
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $67,139,546)
  1.03%                                        09/09/03     67,255       67,239,606
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,947,250)
  1.06%                                        09/18/03     50,000       49,975,090
-----------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/01/03; Cost $68,634,659)
  1.07%                                        09/02/03     68,700       68,697,958
===================================================================================
                                                                      1,373,320,366
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-17.88%

CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $99,881,556)
  1.04%                                        09/03/03   $100,000   $   99,994,222
-----------------------------------------------------------------------------------
  (Acquired 07/24/03; Cost $99,861,333)
  1.04%                                        09/10/03    100,000       99,974,000
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $39,941,744)
  1.07%                                        10/06/03     40,000       39,958,389
-----------------------------------------------------------------------------------
CIESCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $34,951,467)
  1.04%                                        09/10/03     35,000       34,990,900
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $74,877,396)
  1.07%                                        10/21/03     75,000       74,888,542
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/24/03; Cost $89,844,000)
  1.04%                                        09/22/03     90,000       89,945,400
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,841,000)
  1.08%                                        09/23/03    100,000       99,934,000
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  (Acquired 07/22/03; Cost $99,839,778)
  1.03%                                        09/16/03    100,000       99,957,083
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $101,818,100)
  1.07%                                        10/03/03    102,000      101,902,987
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $47,423,076)
  1.06%                                        10/07/03     47,500       47,449,650
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $49,913,806)
  1.07%                                        10/24/03     50,000       49,921,236
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  (Acquired 07/25/03; Cost $99,826,667)
  1.04%                                        09/23/03   $100,000   $   99,936,444
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,056)
  1.06%                                        09/25/03    100,000       99,929,333
-----------------------------------------------------------------------------------
  (Acquired 08/14/03; Cost $49,915,292)
  1.07%                                        10/10/03     50,000       49,942,042
===================================================================================
                                                                      1,253,575,975
===================================================================================

CONSUMER FINANCE-0.71%

Toyota Motor Credit Corp.
  1.02%                                        09/04/03     50,000       49,995,750
===================================================================================

DIVERSIFIED BANKS-4.99%

UBS Finance Delaware, LLC
  1.03%                                        09/04/03    100,000       99,991,417
-----------------------------------------------------------------------------------
  1.03%                                        09/05/03    100,000       99,988,555
-----------------------------------------------------------------------------------
  1.02%                                        09/09/03    150,000      149,966,000
===================================================================================
                                                                        349,945,972
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.56%

Citigroup Global Markets Holdings Inc.
  1.07%                                        10/22/03    100,000       99,848,417
-----------------------------------------------------------------------------------
Citigroup Inc.
  1.07%                                        10/17/03    150,000      149,794,920
===================================================================================
                                                                        249,643,337
===================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.71%

SBC International Inc.
  (Acquired 08/21/03; Cost $49,960,625)
  1.05%(b)                                     09/17/03     50,000       49,976,667
===================================================================================

MULTI-LINE INSURANCE-1.42%

GE Financial Assurance Holdings, Inc.
  (Acquired 08/25/03; Cost $99,850,000)
  1.08%(b)                                     10/14/03    100,000       99,871,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-2.14%

General Electric Capital Corp.
  1.07%                                        10/08/03   $ 50,000   $   49,945,014
-----------------------------------------------------------------------------------
  1.07%                                        10/21/03    100,000       99,851,389
===================================================================================
                                                                        149,796,403
===================================================================================
    Total Financials                                                  4,496,231,313
===================================================================================
    Total Commercial Paper (Cost
      $4,496,231,313)                                                 4,496,231,313
===================================================================================
MASTER NOTE AGREEMENTS-6.34%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/25/03; Cost $100,000,000)
  1.27%(b)(e)                                  02/23/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  (Acquired 03/17/03; Cost $345,000,000)
  1.20%(b)(f)                                  09/15/03    345,000      345,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $445,000,000)                                                     445,000,000
===================================================================================
PROMISSORY NOTES-4.99%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/29/03; Cost $350,000,000)
  1.16%(b)(g)(h)                               10/28/03    350,000      350,000,000
===================================================================================
BANK NOTES-4.08%

Standard Federal Bank, N.A.
  1.02%                                        09/08/03    200,000      200,000,000
-----------------------------------------------------------------------------------
Wells Fargo Bank N.A.
  1.02%                                        09/03/03     51,000       50,999,971
-----------------------------------------------------------------------------------
  1.06%                                        09/22/03     35,000       35,000,000
===================================================================================
    Total Bank Notes (Cost $285,999,971)                                285,999,971
===================================================================================
CERTIFICATE OF DEPOSIT-3.49%

HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Wells Fargo Co.
  1.06%                                        09/18/03    100,000      100,000,000
-----------------------------------------------------------------------------------
  1.06%                                        10/06/03     70,000       69,999,994
===================================================================================
    Total Certificates of Deposit (Cost
      $244,999,994)                                                     244,999,994
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-0.23%

Federal Home Loan Bank Disc. Notes,
  0.84% (Cost $15,786,632)(a)                  09/02/03   $ 15,787   $   15,786,632
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,838,017,910)                               5,838,017,910
===================================================================================
REPURCHASE AGREEMENTS-16.82%

Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.00%(i)                                     09/02/03     50,000       50,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.08%(k)                                     09/02/03    305,000      305,000,000
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.03%(l)                                     09/02/03    224,384      224,383,746
-----------------------------------------------------------------------------------
  1.08%(m)                                     09/02/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,179,383,746)                                                 1,179,383,746
===================================================================================
TOTAL INVESTMENTS-100.07% (Cost
  $7,017,401,656)(n)                                                  7,017,401,656
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.07%)                                    (5,125,092)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100%                                                      $7,012,276,564
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $3,942,811,076, which represented 56.23% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co. or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(g) Security considered to be illiquid. The market value of this security at 8/31/03 represents 5.0% of the Fund's net assets.
(h) Interest rate is redetermined daily. Rate shown is rate in effect on 08/31/03.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $50,005,556. Collateralized by $50,228,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 11/05/12 with an aggregate market value at 08/31/03 of $51,000,205.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(k) Joint repurchase agreement entered into 08/29/03 with a maturing value of $400,048,000. Collateralized by $462,114,538 U.S. Government obligations, 0% to 7.68% due 09/26/05 to 08/01/33 with an aggregate market value at 08/31/03 of $408,002,899.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(n) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                                $5,838,017,910
--------------------------------------------------------------------------------
Repurchase agreements                                              1,179,383,746
--------------------------------------------------------------------------------
Receivables for:
  Interest                                                             1,029,605
--------------------------------------------------------------------------------
  Amount due from advisor                                                 39,846
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                242,265
--------------------------------------------------------------------------------
Other assets                                                             162,686
================================================================================
     Total assets                                                  7,018,876,058
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Dividends                                                            5,416,551
--------------------------------------------------------------------------------
  Deferred compensation plan                                             242,265
--------------------------------------------------------------------------------
Accrued distribution fees                                                341,271
--------------------------------------------------------------------------------
Accrued directors' fees                                                  364,386
--------------------------------------------------------------------------------
Accrued transfer agent fees                                              134,881
--------------------------------------------------------------------------------
Accrued operating expenses                                               100,140
================================================================================
     Total liabilities                                                 6,599,494
================================================================================
Net assets applicable to shares outstanding                       $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)                        $7,010,848,166
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,430,149
--------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment
  securities                                                              (1,751)
================================================================================
                                                                  $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS:

Institutional Class                                               $5,589,107,525
________________________________________________________________________________
================================================================================
Private Investment Class                                          $  560,824,671
________________________________________________________________________________
================================================================================
Personal Investment Class                                         $  133,718,682
________________________________________________________________________________
================================================================================
Cash Management Class                                             $  536,685,443
________________________________________________________________________________
================================================================================
Reserve Class                                                     $  103,681,241
________________________________________________________________________________
================================================================================
Resource Class                                                    $   88,259,002
________________________________________________________________________________
================================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                                5,589,124,342
________________________________________________________________________________
================================================================================
Private Investment Class                                             560,881,268
________________________________________________________________________________
================================================================================
Personal Investment Class                                            133,660,128
________________________________________________________________________________
================================================================================
Cash Management Class                                                536,712,535
________________________________________________________________________________
================================================================================
Reserve Class                                                        103,681,137
________________________________________________________________________________
================================================================================
Resource Class                                                        88,218,740
________________________________________________________________________________
================================================================================
Net asset value, offering and redemption price per share for
  each class                                                      $         1.00
________________________________________________________________________________
================================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                            $110,013,685
================================================================================

EXPENSES:

Advisory fees                                                         11,975,189
--------------------------------------------------------------------------------
Administrative services fees                                             709,422
--------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                             2,472,464
--------------------------------------------------------------------------------
  Personal Investment Class                                            1,153,443
--------------------------------------------------------------------------------
  Cash Management Class                                                  794,336
--------------------------------------------------------------------------------
  Reserve Class                                                        1,424,817
--------------------------------------------------------------------------------
  Resource Class                                                         288,942
--------------------------------------------------------------------------------
Transfer agent fees                                                    1,259,339
--------------------------------------------------------------------------------
Directors' fees                                                          147,029
--------------------------------------------------------------------------------
Other                                                                     47,539
================================================================================
    Total expenses                                                    20,272,520
================================================================================
Less: Fees waived                                                     (7,544,631)
================================================================================
    Net expenses                                                      12,727,889
================================================================================
Net investment income                                                 97,285,796
================================================================================
Net increase in net assets resulting from operations                $ 97,285,796
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003               2002
---------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   97,285,796     $   194,565,853
---------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities                                             --              (1,014)
=================================================================================
    Net increase in net assets resulting
      from operations                              97,285,796         194,564,839
=================================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (79,265,979)       (152,003,031)
---------------------------------------------------------------------------------
  Private Investment Class                         (4,790,723)         (9,135,125)
---------------------------------------------------------------------------------
  Personal Investment Class                        (1,135,614)         (2,982,406)
---------------------------------------------------------------------------------
  Cash Management Class                            (9,794,878)        (20,969,503)
---------------------------------------------------------------------------------
  Reserve Class                                      (602,071)         (1,671,130)
---------------------------------------------------------------------------------
  Resource Class                                   (1,696,366)         (7,804,658)
=================================================================================
  Decrease in net assets resulting from
    distributions                                 (97,285,631)       (194,565,853)
=================================================================================
Share transactions-net:
  Institutional Class                            (341,182,886)     (1,909,907,666)
---------------------------------------------------------------------------------
  Private Investment Class                         61,372,457         (73,145,194)
---------------------------------------------------------------------------------
  Personal Investment Class                       (43,774,130)        (38,793,383)
---------------------------------------------------------------------------------
  Cash Management Class                          (437,330,384)       (165,758,781)
---------------------------------------------------------------------------------
  Reserve Class                                   (42,828,014)          2,060,196
---------------------------------------------------------------------------------
  Resource Class                                 (125,390,496)       (239,950,953)
=================================================================================
    Net increase (decrease) in net assets
      resulting from share transactions          (929,133,453)     (2,425,495,781)
=================================================================================
    Net increase (decrease) in net assets        (929,133,288)     (2,425,496,795)
=================================================================================

NET ASSETS:

  Beginning of year                             7,941,409,852      10,366,906,647
=================================================================================
  End of year                                  $7,012,276,564     $ 7,941,409,852
_________________________________________________________________________________
=================================================================================

NOTES TO FINANCIAL STATEMENTS

August 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $5,829,596.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $709,422 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,197,519 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,483,478, $841,521, $635,469, $1,227,345 and
$231,154, respectively, after FMC waived plan fees of $988,986, $311,922, $158,867, $197,472 and $57,788, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,282 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                               2003            2002
---------------------------------------------------------------------------------------
Distributions paid from ordinary income                     $97,285,631    $194,565,853
_______________________________________________________________________________________
=======================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                                $    2,065,838
-------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (636,426)
-------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (1,014)
-------------------------------------------------------------------------------------------
Capital (par value and additional paid-in)                                    7,010,848,166
===========================================================================================
Total net assets                                                             $7,012,276,564
___________________________________________________________________________________________
===========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are primarily the result of director's deferral of compensation and retirement plan expenses.

    The Fund's capital loss carryforward expires as follows:

                                                                             CAPITAL LOSS
EXPIRATION                                                                   CARRYFORWARD
-----------------------------------------------------------------------------------------
August 31, 2011                                                                 $1,014
_________________________________________________________________________________________
=========================================================================================

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                          CHANGES IN CAPITAL STOCK OUTSTANDING
                       --------------------------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                       --------------------------------------------------------------------------
                                      2003                                   2002
                       -----------------------------------    -----------------------------------
                           SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------
Sold:
  Institutional Class   39,538,699,529    $ 39,538,699,529     49,867,711,739    $ 49,867,711,739
-------------------------------------------------------------------------------------------------
  Private Investment
     Class               2,361,767,415       2,361,767,415      2,478,100,689       2,478,100,689
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class               1,713,575,941       1,713,575,941      2,372,542,859       2,372,542,859
-------------------------------------------------------------------------------------------------
  Cash Management
     Class               4,401,672,934       4,401,672,934      5,844,111,815       5,844,111,815
-------------------------------------------------------------------------------------------------
  Reserve Class          5,302,349,656       5,302,349,656      1,426,473,845       1,426,473,845
-------------------------------------------------------------------------------------------------
  Resource Class           831,814,148         831,814,148      2,197,934,978       2,197,934,978
=================================================================================================
Issued as
  reinvestment of
  dividends:
  Institutional Class        5,289,215           5,289,215          9,850,826           9,850,826
-------------------------------------------------------------------------------------------------
  Private Investment
     Class                   2,463,410           2,463,410          4,909,338           4,909,338
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class                   1,073,144           1,073,144          3,033,277           3,033,277
-------------------------------------------------------------------------------------------------
  Cash Management
     Class                   3,808,779           3,808,779         13,867,829          13,867,829
-------------------------------------------------------------------------------------------------
  Reserve Class                616,859             616,859          1,755,442           1,755,442
-------------------------------------------------------------------------------------------------
  Resource Class             1,719,060           1,719,060          8,321,610           8,321,610
=================================================================================================
Reacquired:
  Institutional Class  (39,885,171,630)    (39,885,171,630)   (51,787,470,231)    (51,787,470,231)
-------------------------------------------------------------------------------------------------
  Private Investment
     Class              (2,302,858,368)     (2,302,858,368)    (2,556,155,221)     (2,556,155,221)
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class              (1,758,423,215)     (1,758,423,215)    (2,414,369,519)     (2,414,369,519)
-------------------------------------------------------------------------------------------------
  Cash Management
     Class              (4,842,812,097)     (4,842,812,097)    (6,023,738,425)     (6,023,738,425)
-------------------------------------------------------------------------------------------------
  Reserve Class         (5,345,794,529)     (5,345,794,529)    (1,426,169,091)     (1,426,169,091)
-------------------------------------------------------------------------------------------------
  Resource Class          (958,923,704)       (958,923,704)    (2,446,207,541)     (2,446,207,541)
=================================================================================================
                          (929,133,453)   $   (929,133,453)    (2,425,495,781)   $ (2,425,495,781)
_________________________________________________________________________________________________
=================================================================================================

NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                        RESERVE CLASS
                              ------------------------------------------------------------------
                                                                                 JANUARY 4, 1999
                                                                                   (DATE SALES
                                           YEAR ENDED AUGUST 31,                  COMMENCED) TO
                              -----------------------------------------------      AUGUST 31,
                                2003           2002        2001        2000           1999
------------------------------------------------------------------------------------------------
Net asset value, beginning
  of period                   $   1.00       $   1.00    $   1.00    $   1.00       $   1.00
------------------------------------------------------------------------------------------------
Net investment income            0.004           0.01        0.05        0.05           0.03
------------------------------------------------------------------------------------------------
Less dividends from net
  investment income             (0.004)         (0.01)      (0.05)      (0.05)         (0.03)
================================================================================================
Net asset value, end of
  period                      $   1.00       $   1.00    $   1.00    $   1.00       $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                   0.40%          1.19%       4.62%       5.24%          2.73%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period
  (000s omitted)              $103,681       $146,505    $144,449    $131,370       $121,783
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average
  net assets:
  With fee waivers                0.97%(b)       0.90%       0.89%       0.89%          0.89%(c)
------------------------------------------------------------------------------------------------
  Without fee waivers             1.18%(b)       1.14%       1.09%       1.09%          1.09%(c)
================================================================================================
Ratio of net investment
  income to average net
  assets                          0.41%(b)       1.25%       4.61%       5.14%          4.22%(c)
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America and is not annualized for periods less than one year.
(b)  Ratios are based on average daily net assets of $142,481,672.
(c)  Annualized.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/
POSITION(S) HELD WITH THE           OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993             Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                           and Frankel LLP                                 (registered investment
                                                                                                     company)
---------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998             Formerly: Chief Executive Officer, YWCA of      None
  Director                                           the USA
---------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993             Partner, law firm of Pennock & Cooper           None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001             Retired                                         None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993             Executive Vice President, Development and       None
  Director                                           Operations Hines Interests Limited
                                                     Partnership (real estate development company)
---------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003             Director, Senior Vice President, Secretary      N/A
  Senior Vice President                              and General Counsel, A I M Management Group
                                                     Inc. (financial services holding company) and
                                                     A I M Advisors, Inc.; Vice President, A I M
                                                     Capital Management, Inc., A I M Distributors,
                                                     Inc. and AIM Investment Services, Inc.(3);
                                                     and Director, Vice President and General
                                                     Counsel, Fund Management Company
                                                     Formerly: Senior Vice President and General
                                                     Counsel, Liberty Financial Companies, Inc.;
                                                     and Senior Vice President and General
                                                     Counsel, Liberty Funds Group, LLC
---------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993             Director, Chairman and Director of              N/A
  Senior Vice President                              Investments, A I M Capital Management, Inc.;
                                                     Director and Executive Vice President, A I M
                                                     Management Group Inc.; Director and Senior
                                                     Vice President, A I M Advisors, Inc.; and
                                                     Director, A I M Distributors, Inc. and
                                                     AMVESCAP PLC
                                                     Formerly: Chief Executive Officer and
                                                     President, A I M Capital Management Inc.
---------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002             Managing Director and Chief Research            N/A
  Vice President                                     Officer -- Fixed Income, A I M Capital
                                                     Management, Inc.; and Vice President, A I M
                                                     Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993             Vice President and Chief Compliance Officer,    N/A
  Vice President                                     A I M Advisors, Inc. and A I M Capital
                                                     Management, Inc.; and Vice President, AIM
                                                     Investment Services, Inc.(3)
---------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993             Managing Director and Chief Cash Management     N/A
  Vice President                                     Officer, A I M Capital Management, Inc.;
                                                     Director and President, Fund Management
                                                     Company; and Vice President, A I M Advisors,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002             Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                     President, Chief Executive Officer and Chief
                                                     Investment Officer, A I M Capital Management,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993             Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                       Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.


OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

                        ANNUAL REPORT / AUGUST 31, 2003

                           SHORT-TERM INVESTMENTS CO.
                                     (STIC)

                                 PRIME PORTFOLIO

                                 RESOURCE CLASS

                                 [COVER IMAGE]

                       [AIM INVESTMENTS LOGO APPEARS HERE]

                                --Servicemark--

                           Your goals. Our solutions.
                                --Servicemark--

         This report may be distributed only to current shareholders or to persons who have received a current prospectus.

PRM-AR-5

[AIM INVESTMENTS LOGO APPEARS HERE]
--Servicemark--


                           LETTER TO OUR SHAREHOLDERS

[PHOTO OF           DEAR SHAREHOLDER:
 ROBERT H.
 GRAHAM]            This report on the Short-Term Investments Co.'s Prime
                    Portfolio covers a fiscal year during which reductions in short-term interest rates caused yields on money market funds and other short-term instruments to decline. Saying it favored a more expansive monetary policy because the economy had not yet exhibited sustainable growth, the Federal
                    Reserve Board (the Fed) lowered the federal funds rate twice during the fiscal year. In November 2002, it reduced the rate from 1.75% to 1.25%. In late June 2003, it reduced that rate to 1.00%, its lowest level since 1958.

                        U.S. gross domestic product rose during the fiscal year
                    covered by this report. Annualized, the growth rate accelerated from a 1.4% rate during the fourth quarter of 2002 and the first quarter of 2003 to a 3.3% rate for the second quarter of 2003. However, the unemployment rate rose from 5.8% at the start of the fiscal year to 6.1% at its close. Despite the growth in the economy, companies generally were reluctant to add workers, relying on strong productivity growth to support earnings. During the second quarter of 2003, productivity in the nonfarm business sector rose at a robust 6.8% annualized rate.

YOUR INVESTMENT PORTFOLIO

As of August 31, 2003, the portfolio's Resource Class outperformed its indexes, as shown in the table. Had the advisor and distributor not waived fees and/or reimbursed expenses, performance would have been lower. Through a combination of short-term cash management vehicles and selective use of a longer maturity schedule for higher yields, the portfolio continued to provide attractive yields. The weighted average maturity (WAM) remained in the 12- to 28-day range; at the close of the reporting period, the WAM stood at 19 days. The portfolio will continue to maintain a relatively short maturity structure to take advantage of any sudden rise in market yields. At the close of the fiscal year, net assets of the Resource Class stood at $88.3 million. Past performance cannot guarantee comparable future results.

    The portfolio continues to hold the highest credit-quality ratings given by three widely known credit rating agencies: AAAm from Standard & Poor's, Aaa from Moody's and AAA from Fitch IBCA. These historical ratings are based upon an analysis of the portfolio's credit quality, composition, management and weekly portfolio reviews.

================================================================================

YIELDS AS OF 8/31/03*


                                            MONTHLY YIELD       SEVEN-DAY
                                                                SEC YIELD


Prime Portfolio                                  0.79%             0.80%
Resource Class

iMoneyNet Money Fund Averages--Trademark--       0.71%             0.72%
First-Tier Institutions Only

iMoneyNet Money Fund Averages--Trademark--       0.67%             0.67%
Total Institutions Only

================================================================================

                                                                     (continued)

    The Prime Portfolio seeks to maximize current income to the extent consistent with preservation of capital and maintenance of liquidity. It invests in high-grade taxable money market instruments with maturities of 60 days or fewer, including U.S. government obligations bank obligations, commercial paper and selected repurchase-agreement securities. An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although a money market fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money investing in the fund.

IN CONCLUSION

As the fiscal year ended, there were positive economic signals. Both the manufacturing and nonmanufacturing sectors were expanding, as shown by data from the Institute for Supply Management. In fact, that organization's index of nonmanufacturing sector business activity was at its highest level since its inception in August 1997.

    At its August meeting, the Fed kept the federal funds rate at 1.00%. Although the Fed found firmer spending between June and August, it noted mixed labor market indicators and reiterated its belief that accommodative monetary policy was providing important support to economic activity. The Federal Open Market Committee's August announcement hinted that interest rates may remain low, saying, "In these circumstances, the Committee believes that policy accommodation can be maintained for a considerable period."

    We are pleased to send you this report on your investment. AIM is committed to the primary goals of safety, liquidity and yield in institutional fund management. We are also dedicated to customer service, and we are ready to respond to your comments about this report. Please contact one of our representatives at 800-659-1005 if we can be of help.

Sincerely,

/s/ ROBERT H. GRAHAM
Robert H. Graham
Chairman



*The seven-day SEC Yield and monthly yield represent annualized results for the period, net of fees and expenses, and exclude any realized capital gains or losses. Yields will fluctuate. iMoneyNet, Inc. is an independent mutual fund performance monitor. The iMoneyNet First-Tier Institutions Only category consists of 276 funds that invest in any allowable 2a-7 investment, except second-tier commercial paper. The Total Institutions Only category consists of 589 funds with a minimum initial investment of $100,000 or funds that are only open to institutions.

SCHEDULE OF INVESTMENTS

August 31, 2003

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
COMMERCIAL PAPER-64.12%(a)

FINANCIALS-64.12%

ASSET-BACKED SECURITIES-COMMERCIAL LOANS/
  LEASES-0.94%

Fountain Square Commercial Funding Corp.
  (Fifth Third Bank-ABS Program Sponsor)(b)
  (Acquired 08/04/03; Cost $32,599,732)
  1.07%                                        10/02/03   $ 32,657   $   32,626,910
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $32,941,150)
  1.07%                                        10/03/03     33,000       32,968,614
===================================================================================
                                                                         65,595,524
===================================================================================

ASSET-BACKED SECURITIES-CONSUMER
  RECEIVABLES-3.68%

Delaware Funding Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/25/03; Cost $24,956,160)
  1.07%                                        10/24/03     25,000       24,960,618
-----------------------------------------------------------------------------------
Old Line Funding Corp. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $15,502,879)
  1.04%                                        09/03/03     15,528       15,527,103
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $30,557,983)
  1.06%                                        09/12/03     30,585       30,575,094
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $35,968,178)
  1.07%                                        10/20/03     36,026       35,973,532
-----------------------------------------------------------------------------------
Thunder Bay Funding Inc. (Royal Bank of
  Canada-ABS Program Sponsor)(b)
  (Acquired 07/09/03; Cost $27,875,215)
  1.04%                                        09/05/03     27,922       27,918,773
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $55,771,367)
  1.06%                                        10/07/03     55,857       55,797,575
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $27,933,760)
  1.07%                                        10/09/03     27,977       27,945,402
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $38,970,703)
  1.07%                                        10/15/03     39,038       38,986,947
===================================================================================
                                                                        257,685,044
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-FULLY BACKED-8.51%

Aquinas Funding LLC (Rabobank-ABS Program
  Sponsor)(b)
  (Acquired 08/18/03; Cost $59,921,532)
  1.07%                                        10/01/03   $ 60,000   $   59,946,499
-----------------------------------------------------------------------------------
CXC LLC (Citibank N.A.-ABS Program
  Sponsor)(b)
  (Acquired 07/24/03; Cost $99,826,667)
  1.04%                                        09/22/03    100,000       99,939,333
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,000)
  1.08%                                        09/24/03    100,000       99,931,000
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $49,917,500)
  1.08%                                        09/25/03     50,000       49,964,000
-----------------------------------------------------------------------------------
  (Acquired 08/08/03; Cost $70,256,040)
  1.06%                                        10/02/03     70,370       70,305,768
-----------------------------------------------------------------------------------
Newport Funding Corp. (Deutsche Bank A.G.,
  New York Branch-ABS Program Sponsor)(b)(c)
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
Triple-A One Funding Corp. (MBIA Insurance
  Corp.-ABS Programs Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $77,038,026)
  1.04%                                        09/10/03     77,145       77,124,942
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,656,098)
  1.06%                                        09/12/03     49,700       49,683,903
-----------------------------------------------------------------------------------
  (Acquired 08/25/03; Cost $24,999,264)
  1.07%                                        10/08/03     25,032       25,004,472
===================================================================================
                                                                        596,825,275
===================================================================================

ASSET-BACKED SECURITIES-MULTI-PURPOSE-19.58%

Amsterdam Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/13/03; Cost $34,970,114)
  1.06%                                        09/11/03     35,000       34,989,694
-----------------------------------------------------------------------------------
Barton Capital Corp. (Societe Generale-ABS
  Program Sponsor)(b)(c)
  (Acquired 08/08/03; Cost $91,097,468)
  1.06%                                        10/06/03     91,256       91,161,956
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $21,880,131)
  1.07%                                        10/09/03     21,914       21,889,249
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $45,522,435)
  1.06%                                        10/10/03     45,603       45,550,633
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-MULTI-PURPOSE-(CONTINUED)

Charta LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/05/03; Cost $79,893,000)
  1.07%                                        09/19/03   $ 80,000   $   79,957,200
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/05/03; Cost $49,915,292)
  1.07%                                        10/01/03     50,000       49,955,417
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $99,824,639)
  1.07%                                        10/16/03    100,000       99,866,250
-----------------------------------------------------------------------------------
CRC Funding LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 08/21/03; Cost $99,860,306)
  1.07%                                        10/07/03    100,000       99,893,000
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $99,829,222)
  1.06%                                        10/08/03    100,000       99,891,055
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $76,866,234)
  1.06%                                        10/09/03     77,000       76,913,845
-----------------------------------------------------------------------------------
Edison Asset Securitization LLC (General
  Electric Capital Corp.-ABS Program
  Sponsor)(b)
  (Acquired 08/04/03; Cost $7,599,876)
  1.07%                                        10/01/03      7,613        7,606,212
-----------------------------------------------------------------------------------
  (Acquired 08/21/03; Cost $199,643,333)
  1.07%                                        10/20/03    200,000      199,708,722
-----------------------------------------------------------------------------------
Park Avenue Receivables Corp. (JPMorgan Chase
  Bank-ABS Program Sponsor)(b)
  (Acquired 08/05/03; Cost $30,001,501)
  1.07%                                        09/16/03     30,039       30,025,608
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $150,009,953)
  1.07%                                        10/15/03    150,269      150,072,482
-----------------------------------------------------------------------------------
Preferred Receivables Funding Corp. (Bank One
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/11/03; Cost $67,139,546)
  1.03%                                        09/09/03     67,255       67,239,606
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $49,947,250)
  1.06%                                        09/18/03     50,000       49,975,090
-----------------------------------------------------------------------------------
Windmill Funding Corp. (ABN AMRO Bank
  N.V.-ABS Program Sponsor)(b)
  (Acquired 08/01/03; Cost $68,634,659)
  1.07%                                        09/02/03     68,700       68,697,958
===================================================================================
                                                                      1,373,320,366
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

ASSET-BACKED SECURITIES-TRADE
  RECEIVABLES-17.88%

CAFCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $99,881,556)
  1.04%                                        09/03/03   $100,000   $   99,994,222
-----------------------------------------------------------------------------------
  (Acquired 07/24/03; Cost $99,861,333)
  1.04%                                        09/10/03    100,000       99,974,000
-----------------------------------------------------------------------------------
  (Acquired 08/18/03; Cost $39,941,744)
  1.07%                                        10/06/03     40,000       39,958,389
-----------------------------------------------------------------------------------
CIESCO, LLC (Citibank N.A.-ABS Program
  Sponsor)(b)(c)
  (Acquired 07/24/03; Cost $34,951,467)
  1.04%                                        09/10/03     35,000       34,990,900
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $74,877,396)
  1.07%                                        10/21/03     75,000       74,888,542
-----------------------------------------------------------------------------------
Eureka Securitization, Inc. (Citibank
  N.A.-ABS Program Sponsor)(b)
  (Acquired 07/24/03; Cost $89,844,000)
  1.04%                                        09/22/03     90,000       89,945,400
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,841,000)
  1.08%                                        09/23/03    100,000       99,934,000
-----------------------------------------------------------------------------------
  (Acquired 07/30/03; Cost $99,829,222)
  1.06%                                        09/26/03    100,000       99,926,389
-----------------------------------------------------------------------------------
  (Acquired 08/11/03; Cost $64,885,167)
  1.06%                                        10/10/03     65,000       64,925,358
-----------------------------------------------------------------------------------
FCAR Owner Trust-Series II (Ford Motor Credit
  Co.-ABS Program Sponsor)
  (Acquired 07/22/03; Cost $99,839,778)
  1.03%                                        09/16/03    100,000       99,957,083
-----------------------------------------------------------------------------------
  (Acquired 08/04/03; Cost $101,818,100)
  1.07%                                        10/03/03    102,000      101,902,987
-----------------------------------------------------------------------------------
  (Acquired 08/13/03; Cost $47,423,076)
  1.06%                                        10/07/03     47,500       47,449,650
-----------------------------------------------------------------------------------
  (Acquired 08/27/03; Cost $49,913,806)
  1.07%                                        10/24/03     50,000       49,921,236
-----------------------------------------------------------------------------------

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
ASSET-BACKED SECURITIES-TRADE RECEIVABLES-(CONTINUED)

New Center Asset Trust-Series A-1+ (General
  Motors Acceptance Corp.-ABS Program
  Sponsor)
  (Acquired 07/25/03; Cost $99,826,667)
  1.04%                                        09/23/03   $100,000   $   99,936,444
-----------------------------------------------------------------------------------
  (Acquired 08/01/03; Cost $99,838,056)
  1.06%                                        09/25/03    100,000       99,929,333
-----------------------------------------------------------------------------------
  (Acquired 08/14/03; Cost $49,915,292)
  1.07%                                        10/10/03     50,000       49,942,042
===================================================================================
                                                                      1,253,575,975
===================================================================================

CONSUMER FINANCE-0.71%

Toyota Motor Credit Corp.
  1.02%                                        09/04/03     50,000       49,995,750
===================================================================================

DIVERSIFIED BANKS-4.99%

UBS Finance Delaware, LLC
  1.03%                                        09/04/03    100,000       99,991,417
-----------------------------------------------------------------------------------
  1.03%                                        09/05/03    100,000       99,988,555
-----------------------------------------------------------------------------------
  1.02%                                        09/09/03    150,000      149,966,000
===================================================================================
                                                                        349,945,972
===================================================================================

DIVERSIFIED CAPITAL MARKETS-3.56%

Citigroup Global Markets Holdings Inc.
  1.07%                                        10/22/03    100,000       99,848,417
-----------------------------------------------------------------------------------
Citigroup Inc.
  1.07%                                        10/17/03    150,000      149,794,920
===================================================================================
                                                                        249,643,337
===================================================================================

INTEGRATED TELECOMMUNICATION SERVICES-0.71%

SBC International Inc.
  (Acquired 08/21/03; Cost $49,960,625)
  1.05%(b)                                     09/17/03     50,000       49,976,667
===================================================================================

MULTI-LINE INSURANCE-1.42%

GE Financial Assurance Holdings, Inc.
  (Acquired 08/25/03; Cost $99,850,000)
  1.08%(b)                                     10/14/03    100,000       99,871,000
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------

OTHER DIVERSIFIED FINANCIAL SERVICES-2.14%

General Electric Capital Corp.
  1.07%                                        10/08/03   $ 50,000   $   49,945,014
-----------------------------------------------------------------------------------
  1.07%                                        10/21/03    100,000       99,851,389
===================================================================================
                                                                        149,796,403
===================================================================================
    Total Financials                                                  4,496,231,313
===================================================================================
    Total Commercial Paper (Cost
      $4,496,231,313)                                                 4,496,231,313
===================================================================================
MASTER NOTE AGREEMENTS-6.34%(d)

Merrill Lynch Mortgage Capital, Inc.
  (Acquired 08/25/03; Cost $100,000,000)
  1.27%(b)(e)                                  02/23/04    100,000      100,000,000
-----------------------------------------------------------------------------------
Morgan Stanley
  (Acquired 03/17/03; Cost $345,000,000)
  1.20%(b)(f)                                  09/15/03    345,000      345,000,000
===================================================================================
    Total Master Note Agreements (Cost
      $445,000,000)                                                     445,000,000
===================================================================================
PROMISSORY NOTES-4.99%

Goldman Sachs Group, Inc. (The)
  (Acquired 08/29/03; Cost $350,000,000)
  1.16%(b)(g)(h)                               10/28/03    350,000      350,000,000
===================================================================================
BANK NOTES-4.08%

Standard Federal Bank, N.A.
  1.02%                                        09/08/03    200,000      200,000,000
-----------------------------------------------------------------------------------
Wells Fargo Bank N.A.
  1.02%                                        09/03/03     51,000       50,999,971
-----------------------------------------------------------------------------------
  1.06%                                        09/22/03     35,000       35,000,000
===================================================================================
    Total Bank Notes (Cost $285,999,971)                                285,999,971
===================================================================================
CERTIFICATE OF DEPOSIT-3.49%

HSBC Bank USA (United Kingdom)
  1.00%                                        09/19/03     75,000       75,000,000
-----------------------------------------------------------------------------------
Wells Fargo Co.
  1.06%                                        09/18/03    100,000      100,000,000
-----------------------------------------------------------------------------------
  1.06%                                        10/06/03     70,000       69,999,994
===================================================================================
    Total Certificates of Deposit (Cost
      $244,999,994)                                                     244,999,994
===================================================================================

                                                            PAR
                                               MATURITY    (000)         VALUE
-----------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY SECURITIES-0.23%

Federal Home Loan Bank Disc. Notes,
  0.84% (Cost $15,786,632)(a)                  09/02/03   $ 15,787   $   15,786,632
===================================================================================
    Total Investments (excluding Repurchase
      Agreements) (Cost $5,838,017,910)                               5,838,017,910
===================================================================================
REPURCHASE AGREEMENTS-16.82%

Barclays Capital Inc.-New York Branch (United
  Kingdom)
  1.00%(i)                                     09/02/03     50,000       50,000,000
-----------------------------------------------------------------------------------
Greenwich Capital Markets, Inc.-New York
  Branch (United Kingdom)
  1.07%(j)                                     09/02/03    300,000      300,000,000
-----------------------------------------------------------------------------------
Societe Generale-New York Branch (France)
  1.08%(k)                                     09/02/03    305,000      305,000,000
-----------------------------------------------------------------------------------
Wachovia Securities, Inc.
  1.03%(l)                                     09/02/03    224,384      224,383,746
-----------------------------------------------------------------------------------
  1.08%(m)                                     09/02/03    300,000      300,000,000
===================================================================================
    Total Repurchase Agreements (Cost
      $1,179,383,746)                                                 1,179,383,746
===================================================================================
TOTAL INVESTMENTS-100.07% (Cost
  $7,017,401,656)(n)                                                  7,017,401,656
___________________________________________________________________________________
===================================================================================
OTHER ASSETS LESS LIABILITIES-(0.07%)                                    (5,125,092)
___________________________________________________________________________________
===================================================================================
NET ASSETS-100%                                                      $7,012,276,564
___________________________________________________________________________________
===================================================================================

Investment Abbreviations:

ABS    - Asset Backed Security
Disc.  - Discount

Notes to Schedule of Investments:

(a) Security is traded on a discount basis. Unless otherwise indicated, the interest rate shown represents the discount rate at the time of purchase by the Fund.
(b) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of these securities. The aggregate market value of these securities at 08/31/03 was $3,942,811,076, which represented 56.23% of the Fund's net assets. Unless otherwise indicated, these securities are not considered to be illiquid.
(c) Principal and interest are secured by bond insurance provided by one of the following companies: Ambac Assurance Corp., Financial Guaranty Insurance Co. or MBIA Insurance Corp.
(d) The investments in master note agreements are through participation in joint accounts with other mutual funds, private accounts, and certain non-registered investment companies managed by the investment advisor or its affiliates.

(e) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement by the next following business day provided orally by telephone by 10:00 a.m. New York time on a business day. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(f) The Fund may demand prepayment of notes purchased under the Master Note Purchase Agreement upon one business day's oral notice for up to 10% of outstanding amount, otherwise, upon seven business day's written notice for more than 10% of outstanding balance. Interest rates on master notes are redetermined daily. Rate shown is the rate in effect on 08/31/03.
(g) Security considered to be illiquid. The market value of this security at 8/31/03 represents 5.0% of the Fund's net assets.
(h) Interest rate is redetermined daily. Rate shown is rate in effect on 08/31/03.
(i) Repurchase agreement entered into 08/29/03 with a maturing value of $50,005,556. Collateralized by $50,228,000 U.S. Government obligations, 0% to 6.38% due 11/15/03 to 11/05/12 with an aggregate market value at 08/31/03 of $51,000,205.
(j) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,059,444. Collateralized by $769,479,889 U.S. Government obligations, 0% to 8.88% due 09/15/05 to 09/01/33 with an aggregate market value at 08/31/03 of $510,005,162.
(k) Joint repurchase agreement entered into 08/29/03 with a maturing value of $400,048,000. Collateralized by $462,114,538 U.S. Government obligations, 0% to 7.68% due 09/26/05 to 08/01/33 with an aggregate market value at 08/31/03 of $408,002,899.
(l) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,057,222. Collateralized by $504,588,000 U.S. Government obligations, 0% to 6.47% due 09/15/03 to 08/20/18 with an aggregate market value at 08/31/03 of $510,000,301.
(m) Joint repurchase agreement entered into 08/29/03 with a maturing value of $500,060,000. Collateralized by $519,855,221 U.S. Government obligations, 2.50% to 5.00% due 04/15/04 to 08/01/18 with an aggregate market value at 08/31/03 of $510,000,612.
(n) Also represents cost for federal income tax purposes.

See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

August 31, 2003

ASSETS:

Investments, excluding repurchase agreements, at value
  (amortized cost)                                                $5,838,017,910
--------------------------------------------------------------------------------
Repurchase agreements                                              1,179,383,746
--------------------------------------------------------------------------------
Receivables for:
  Interest                                                             1,029,605
--------------------------------------------------------------------------------
  Amount due from advisor                                                 39,846
--------------------------------------------------------------------------------
Investment for deferred compensation plan                                242,265
--------------------------------------------------------------------------------
Other assets                                                             162,686
================================================================================
     Total assets                                                  7,018,876,058
________________________________________________________________________________
================================================================================


LIABILITIES:

Payables for:
  Dividends                                                            5,416,551
--------------------------------------------------------------------------------
  Deferred compensation plan                                             242,265
--------------------------------------------------------------------------------
Accrued distribution fees                                                341,271
--------------------------------------------------------------------------------
Accrued directors' fees                                                  364,386
--------------------------------------------------------------------------------
Accrued transfer agent fees                                              134,881
--------------------------------------------------------------------------------
Accrued operating expenses                                               100,140
================================================================================
     Total liabilities                                                 6,599,494
================================================================================
Net assets applicable to shares outstanding                       $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS CONSIST OF:

Capital (par value and additional paid-in)                        $7,010,848,166
--------------------------------------------------------------------------------
Undistributed net investment income                                    1,430,149
--------------------------------------------------------------------------------
Undistributed net realized gain (loss) from investment
  securities                                                              (1,751)
================================================================================
                                                                  $7,012,276,564
________________________________________________________________________________
================================================================================


NET ASSETS:

Institutional Class                                               $5,589,107,525
________________________________________________________________________________
================================================================================
Private Investment Class                                          $  560,824,671
________________________________________________________________________________
================================================================================
Personal Investment Class                                         $  133,718,682
________________________________________________________________________________
================================================================================
Cash Management Class                                             $  536,685,443
________________________________________________________________________________
================================================================================
Reserve Class                                                     $  103,681,241
________________________________________________________________________________
================================================================================
Resource Class                                                    $   88,259,002
________________________________________________________________________________
================================================================================


CAPITAL STOCK, $0.001 PAR VALUE PER SHARE:

Institutional Class                                                5,589,124,342
________________________________________________________________________________
================================================================================
Private Investment Class                                             560,881,268
________________________________________________________________________________
================================================================================
Personal Investment Class                                            133,660,128
________________________________________________________________________________
================================================================================
Cash Management Class                                                536,712,535
________________________________________________________________________________
================================================================================
Reserve Class                                                        103,681,137
________________________________________________________________________________
================================================================================
Resource Class                                                        88,218,740
________________________________________________________________________________
================================================================================
Net asset value, offering and redemption price per share for
  each class                                                      $         1.00
________________________________________________________________________________
================================================================================


See Notes to Financial Statements.

STATEMENT OF OPERATIONS

For the year ended August 31, 2003

INVESTMENT INCOME:

Interest                                                            $110,013,685
================================================================================

EXPENSES:

Advisory fees                                                         11,975,189
--------------------------------------------------------------------------------
Administrative services fees                                             709,422
--------------------------------------------------------------------------------
Distribution fees:
  Private Investment Class                                             2,472,464
--------------------------------------------------------------------------------
  Personal Investment Class                                            1,153,443
--------------------------------------------------------------------------------
  Cash Management Class                                                  794,336
--------------------------------------------------------------------------------
  Reserve Class                                                        1,424,817
--------------------------------------------------------------------------------
  Resource Class                                                         288,942
--------------------------------------------------------------------------------
Transfer agent fees                                                    1,259,339
--------------------------------------------------------------------------------
Directors' fees                                                          147,029
--------------------------------------------------------------------------------
Other                                                                     47,539
================================================================================
    Total expenses                                                    20,272,520
================================================================================
Less: Fees waived                                                     (7,544,631)
================================================================================
    Net expenses                                                      12,727,889
================================================================================
Net investment income                                                 97,285,796
================================================================================
Net increase in net assets resulting from operations                $ 97,285,796
________________________________________________________________________________
================================================================================

See Notes to Financial Statements.

STATEMENT OF CHANGES IN NET ASSETS

For the years ended August 31, 2003 and 2002

                                                    2003               2002
---------------------------------------------------------------------------------
OPERATIONS:

  Net investment income                        $   97,285,796     $   194,565,853
---------------------------------------------------------------------------------
  Net realized gain (loss) from investment
    securities                                             --              (1,014)
=================================================================================
    Net increase in net assets resulting
      from operations                              97,285,796         194,564,839
=================================================================================
Distributions to shareholders from net
  investment income:
  Institutional Class                             (79,265,979)       (152,003,031)
---------------------------------------------------------------------------------
  Private Investment Class                         (4,790,723)         (9,135,125)
---------------------------------------------------------------------------------
  Personal Investment Class                        (1,135,614)         (2,982,406)
---------------------------------------------------------------------------------
  Cash Management Class                            (9,794,878)        (20,969,503)
---------------------------------------------------------------------------------
  Reserve Class                                      (602,071)         (1,671,130)
---------------------------------------------------------------------------------
  Resource Class                                   (1,696,366)         (7,804,658)
=================================================================================
  Decrease in net assets resulting from
    distributions                                 (97,285,631)       (194,565,853)
=================================================================================
Share transactions-net:
  Institutional Class                            (341,182,886)     (1,909,907,666)
---------------------------------------------------------------------------------
  Private Investment Class                         61,372,457         (73,145,194)
---------------------------------------------------------------------------------
  Personal Investment Class                       (43,774,130)        (38,793,383)
---------------------------------------------------------------------------------
  Cash Management Class                          (437,330,384)       (165,758,781)
---------------------------------------------------------------------------------
  Reserve Class                                   (42,828,014)          2,060,196
---------------------------------------------------------------------------------
  Resource Class                                 (125,390,496)       (239,950,953)
=================================================================================
    Net increase (decrease) in net assets
      resulting from share transactions          (929,133,453)     (2,425,495,781)
=================================================================================
    Net increase (decrease) in net assets        (929,133,288)     (2,425,496,795)
=================================================================================

NET ASSETS:

  Beginning of year                             7,941,409,852      10,366,906,647
=================================================================================
  End of year                                  $7,012,276,564     $ 7,941,409,852
_________________________________________________________________________________
=================================================================================

NOTES TO FINANCIAL STATEMENTS

August 31, 2003

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES

The Prime Portfolio (the "Fund") is an investment portfolio of Short-Term Investments Co. (the "Company"). The Company is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end series diversified management investment company. The Company is organized as a Maryland corporation consisting of three separate portfolios. The Fund currently offers multiple classes of shares. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund.

    The Fund's investment objective is to maximize current income consistent with the preservation of capital and the maintenance of liquidity. Each company listed in the Schedule of Investments is organized in the United States unless otherwise noted.

    The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. SECURITY VALUATIONS -- The Fund's securities are valued on the basis of amortized cost which approximates market value as permitted under Rule 2a-7 of the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

B. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements").

C. SECURITIES TRANSACTIONS AND INVESTMENT INCOME -- Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income, adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date.

       The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

D. DISTRIBUTIONS -- It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E. FEDERAL INCOME TAXES -- The Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and, as such, will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) which is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements. Any capital loss carryforwards listed are reduced for limitations, if any, to the extent required by the Internal Revenue Code.

F. EXPENSES -- Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

NOTE 2--ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Company has entered into a master investment advisory agreement with A I M Advisors, Inc. ("AIM"). Under the terms of the master investment advisory agreement, the Fund pays an advisory fee to AIM at an annual rate of 0.15% of the average daily net assets. AIM has voluntarily agreed to limit Fund operating expenses (excluding Rule 12b-1 fees, interest, taxes, fund merger and reorganization expenses, extraordinary items, including other items designated as such by the Board of Directors, and increases in expenses due to expense offset arrangements, if any) to 0.12%. Voluntary expense limitations may be modified or discontinued at any time without further notice to investors. For the year ended August 31, 2003, AIM waived fees of $5,829,596.

    The Company, pursuant to a master administrative services agreement with AIM, has agreed to pay AIM for certain administrative costs incurred in providing accounting services to the Fund. For the year ended August 31, 2003, AIM was paid $709,422 for such services.

    The Company, pursuant to a transfer agency and service agreement, has agreed to pay AIM Investment Services, Inc. ("AISI") a fee for providing transfer agency and shareholder services to the Fund. During the year ended August 31, 2003, AISI retained $1,197,519 for such services.

    Under the terms of a master distribution agreement between Fund Management Company ("FMC") and the Company, FMC acts as the exclusive distributor of the Fund's shares. The Company has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund's Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class and Resource Class (the "Plan"). The Plan provides that the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class pay up to the maximum annual rate of 0.50%, 0.75%, 0.10%, 1.00% and 0.20%, respectively, of the average daily net assets attributable to such class. Of this amount, the Fund may pay a service fee of up to 0.25% of the average daily net assets of each class to selected banks, broker-dealers and other financial institutions who offer continuing personal shareholder services to their customers who purchase and own shares of the such classes. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. NASD Rules also impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. Currently, FMC has elected to waive a portion of its compensation payable by the Fund such that compensation paid pursuant to the Plan with respect to the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class equals the maximum annual rate of 0.30%, 0.55%, 0.08%, 0.87% and 0.16%, respectively, of the average daily net assets attributable to such class. Pursuant to the Plan, for the year ended August 31, 2003, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class paid $1,483,478, $841,521, $635,469, $1,227,345 and
$231,154, respectively, after FMC waived plan fees of $988,986, $311,922, $158,867, $197,472 and $57,788, respectively.

    Certain officers and directors of the Company are officers and directors of AIM, FMC and/or AISI.


NOTE 3--DIRECTORS' FEES

Directors' fees represent remuneration paid to each Director of the Company who is not an "interested person" of AIM. Directors have the option to defer compensation payable by the Company. The Directors deferring compensation have the option to select various AIM Funds in which their deferral accounts shall be deemed to be invested.

    During the year ended August 31, 2003, the Fund paid legal fees of $17,282 for services rendered by Kramer, Levin, Naftalis & Frankel LLP as counsel to the Independent Directors. A member of that firm is a Director of the Company.


NOTE 4--BORROWINGS

The Fund may participate in an interfund lending facility that AIM has established for temporary borrowings by the AIM Funds. An interfund loan will be made under this facility only if the loan rate (an average of the rate available on bank loans and the rate available on investments in overnight repurchase agreements) is favorable to both the lending fund and the borrowing fund. Under certain circumstances, a loan will be secured by collateral. To the extent that the loan is required to be secured by collateral, the collateral is marked to market daily to ensure that the market value is at least 102% of the outstanding principal value of the loan. The Fund did not borrow or lend under the facility during the year ended August 31, 2003.


NOTE 5--DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF NET ASSETS

Distributions to Shareholders:

The tax character of distributions paid during the years ended August 31, 2003 and 2002 was as follows:

                                                               2003            2002
---------------------------------------------------------------------------------------
Distributions paid from ordinary income                     $97,285,631    $194,565,853
_______________________________________________________________________________________
=======================================================================================


Tax Components of Net Assets:

As of August 31, 2003, the components of net assets on a tax basis were as follows:

Undistributed ordinary income                                                $    2,065,838
-------------------------------------------------------------------------------------------
Temporary book/tax differences                                                     (636,426)
-------------------------------------------------------------------------------------------
Capital loss carryforward                                                            (1,014)
-------------------------------------------------------------------------------------------
Capital (par value and additional paid-in)                                    7,010,848,166
===========================================================================================
Total net assets                                                             $7,012,276,564
___________________________________________________________________________________________
===========================================================================================


    The temporary book/tax differences are a result of timing differences between book and tax recognition of income and/or expenses. The Fund's temporary book/tax differences are primarily the result of director's deferral of compensation and retirement plan expenses.

    The Fund's capital loss carryforward expires as follows:

                                                                             CAPITAL LOSS
EXPIRATION                                                                   CARRYFORWARD
-----------------------------------------------------------------------------------------
August 31, 2011                                                                 $1,014
_________________________________________________________________________________________
=========================================================================================

NOTE 6--CAPITAL STOCK

The fund currently offers six different classes of shares: the Institutional Class, the Private Investment Class, the Personal Investment Class, the Cash Management Class, the Reserve Class and the Resource Class.

                                          CHANGES IN CAPITAL STOCK OUTSTANDING
                       --------------------------------------------------------------------------
                                                 YEAR ENDED AUGUST 31,
                       --------------------------------------------------------------------------
                                      2003                                   2002
                       -----------------------------------    -----------------------------------
                           SHARES              AMOUNT             SHARES              AMOUNT
-------------------------------------------------------------------------------------------------
Sold:
  Institutional Class   39,538,699,529    $ 39,538,699,529     49,867,711,739    $ 49,867,711,739
-------------------------------------------------------------------------------------------------
  Private Investment
     Class               2,361,767,415       2,361,767,415      2,478,100,689       2,478,100,689
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class               1,713,575,941       1,713,575,941      2,372,542,859       2,372,542,859
-------------------------------------------------------------------------------------------------
  Cash Management
     Class               4,401,672,934       4,401,672,934      5,844,111,815       5,844,111,815
-------------------------------------------------------------------------------------------------
  Reserve Class          5,302,349,656       5,302,349,656      1,426,473,845       1,426,473,845
-------------------------------------------------------------------------------------------------
  Resource Class           831,814,148         831,814,148      2,197,934,978       2,197,934,978
=================================================================================================
Issued as
  reinvestment of
  dividends:
  Institutional Class        5,289,215           5,289,215          9,850,826           9,850,826
-------------------------------------------------------------------------------------------------
  Private Investment
     Class                   2,463,410           2,463,410          4,909,338           4,909,338
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class                   1,073,144           1,073,144          3,033,277           3,033,277
-------------------------------------------------------------------------------------------------
  Cash Management
     Class                   3,808,779           3,808,779         13,867,829          13,867,829
-------------------------------------------------------------------------------------------------
  Reserve Class                616,859             616,859          1,755,442           1,755,442
-------------------------------------------------------------------------------------------------
  Resource Class             1,719,060           1,719,060          8,321,610           8,321,610
=================================================================================================
Reacquired:
  Institutional Class  (39,885,171,630)    (39,885,171,630)   (51,787,470,231)    (51,787,470,231)
-------------------------------------------------------------------------------------------------
  Private Investment
     Class              (2,302,858,368)     (2,302,858,368)    (2,556,155,221)     (2,556,155,221)
-------------------------------------------------------------------------------------------------
  Personal Investment
     Class              (1,758,423,215)     (1,758,423,215)    (2,414,369,519)     (2,414,369,519)
-------------------------------------------------------------------------------------------------
  Cash Management
     Class              (4,842,812,097)     (4,842,812,097)    (6,023,738,425)     (6,023,738,425)
-------------------------------------------------------------------------------------------------
  Reserve Class         (5,345,794,529)     (5,345,794,529)    (1,426,169,091)     (1,426,169,091)
-------------------------------------------------------------------------------------------------
  Resource Class          (958,923,704)       (958,923,704)    (2,446,207,541)     (2,446,207,541)
=================================================================================================
                          (929,133,453)   $   (929,133,453)    (2,425,495,781)   $ (2,425,495,781)
_________________________________________________________________________________________________
=================================================================================================

NOTE 7--SIGNIFICANT EVENT

The Board of Directors of the Company approved, an Agreement and Plan of Reorganization (the "Plan"), on July 30, 2003 that provides for the redomestication of the Fund. Currently, the Fund is a series portfolio of the Company, which is a Maryland corporation. Under the Plan, the Fund will be reorganized as a series of Short-Term Investments Trust, a Delaware statutory trust. The Plan is more fully described in a proxy statement that was sent to shareholders on or about August 25, 2003.

NOTE 8--FINANCIAL HIGHLIGHTS

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

                                                            RESOURCE CLASS
                                      ----------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                      ----------------------------------------------------------
                                       2003           2002        2001        2000        1999
------------------------------------------------------------------------------------------------
Net asset value, beginning of period  $  1.00       $   1.00    $   1.00    $   1.00    $   1.00
------------------------------------------------------------------------------------------------
Net investment income                    0.01           0.02        0.05        0.06        0.05
------------------------------------------------------------------------------------------------
Less dividends from net investment
  income                                (0.01)         (0.02)      (0.05)      (0.06)      (0.05)
================================================================================================
Net asset value, end of period        $  1.00       $   1.00    $   1.00    $   1.00    $   1.00
________________________________________________________________________________________________
================================================================================================
Total return(a)                          1.11%          1.85%       5.29%       5.91%       4.99%
________________________________________________________________________________________________
================================================================================================
Ratios/supplemental data:
Net assets, end of period (000s
  omitted)                            $88,259       $213,654    $453,601    $563,431    $665,939
________________________________________________________________________________________________
================================================================================================
Ratio of expenses to average net
  assets:
  With fee waivers                       0.26%(b)       0.26%       0.25%       0.25%       0.25%
------------------------------------------------------------------------------------------------
  Without fee waivers                   0.38(%)(b)      0.34%       0.29%       0.29%       0.29%
================================================================================================
Ratio of net investment income to
  average net assets                     1.12%(b)       1.89%       5.25%       5.78%       4.86%
________________________________________________________________________________________________
================================================================================================

(a) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(b)  Ratios are based on average daily net assets of $144,471,201.

REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders
Short-Term Investments Co.

We have audited the accompanying statement of assets and liabilities of Prime Portfolio (a series portfolio of Short-Term Investments Co.), including the schedule of investments, as of August 31, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two-year period ended August 31, 2000 have been audited by other auditors, whose report dated October 6, 2000 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Portfolio as of August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the three-year period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER

Philadelphia, Pennsylvania
September 26, 2003

DIRECTORS AND OFFICERS

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND            DIRECTOR AND/
POSITION(S) HELD WITH THE          OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                            SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
--------------------------------------------------------------------------------------------------------------------------

  INTERESTED PERSONS
--------------------------------------------------------------------------------------------------------------------------
  Robert H. Graham(1) -- 1946      1993             Director and Chairman, A I M Management Group   None
  Director, Chairman and                            Inc. (financial services holding company);
  President                                         and Director and Vice Chairman, AMVESCAP PLC
                                                    and Chairman of AMVESCAP PLC -- AIM Division
                                                    (parent of AIM and a global investment
                                                    management firm)
                                                    Formerly: President and Chief Executive
                                                    Officer, A I M Management Group Inc.;
                                                    Director, Chairman and President, A I M
                                                    Advisors, Inc. (registered investment
                                                    advisor); and Director and Chairman, A I M
                                                    Capital Management, Inc. (registered
                                                    investment advisor), A I M Distributors, Inc.
                                                    (registered broker dealer), AIM Investment
                                                    Services, Inc.(3), (registered transfer
                                                    agent), and Fund Management Company
                                                    (registered broker dealer); and Chief
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products
--------------------------------------------------------------------------------------------------------------------------
  Mark H. Williamson(2) -- 1951    2003             Director, President and Chief Executive         Director and Chairman,
  Director and Executive Vice                       Officer, A I M Management Group Inc.            INVESCO Bond Funds,
  President                                         (financial services holding company);           Inc., INVESCO
                                                    Director, Chairman and President, A I M         Combination Stock &
                                                    Advisors, Inc. (registered investment           Bond Funds, Inc.,
                                                    advisor); Director, A I M Capital Management,   INVESCO Counselor
                                                    Inc. (registered investment advisor) and        Series Funds, Inc.,
                                                    A I M Distributors, Inc. (registered broker     INVESCO International
                                                    dealer); Director and Chairman, AIM             Funds, Inc., INVESCO
                                                    Investment Services, Inc.(3) (registered        Manager Series Funds,
                                                    transfer agent); and Fund Management Company    Inc., INVESCO Money
                                                    (registered broker dealer); and Chief           Market Funds, Inc.,
                                                    Executive Officer, AMVESCAP PLC -- AIM          INVESCO Sector Funds,
                                                    Division (parent of AIM and a global            Inc., INVESCO Stock
                                                    investment management firm)                     Funds, Inc., INVESCO
                                                                                                    Treasurer's Series
                                                    Formerly: Director, Chairman, President and     Funds, Inc. and
                                                    Chief Executive Officer, INVESCO Funds Group,   INVESCO Variable
                                                    Inc. and INVESCO Distributors, Inc.; Chief      Investment Funds, Inc.
                                                    Executive Officer, AMVESCAP PLC -- Managed
                                                    Products; Chairman and Chief Executive
                                                    Officer of NationsBanc Advisors, Inc.; and
                                                    Chairman of NationsBanc Investments, Inc.
--------------------------------------------------------------------------------------------------------------------------

  INDEPENDENT DIRECTORS
--------------------------------------------------------------------------------------------------------------------------
  Frank S. Bayley -- 1939          2001             Of Counsel, law firm of Baker & McKenzie        Badgley Funds, Inc.
  Director                                                                                          (registered investment
                                                                                                    company)
--------------------------------------------------------------------------------------------------------------------------
  Bruce L. Crockett -- 1944        1993             Chairman, Crockett Technology Associates        ACE Limited (insurance
  Director                                          (technology consulting company)                 company); and
                                                                                                    Captaris, Inc.
                                                                                                    (unified messaging
                                                                                                    provider)
--------------------------------------------------------------------------------------------------------------------------
  Albert R. Dowden -- 1941         2000             Director of a number of public and private      Cortland Trust, Inc.
  Director                                          business corporations, including the Boss       (Chairman) (registered
                                                    Group Ltd. (private investment and              investment company);
                                                    management) and Magellan Insurance Company      Annuity and Life Re
                                                                                                    (Holdings), Ltd.
                                                    Formerly: Director, President and Chief         (insurance company)
                                                    Executive Officer, Volvo Group North America,
                                                    Inc.; Senior Vice President, AB Volvo; and
                                                    director of various affiliated Volvo Group
                                                    companies
--------------------------------------------------------------------------------------------------------------------------
  Edward K. Dunn, Jr. -- 1935      1998             Formerly: Chairman, Mercantile Mortgage         None
  Director                                          Corp.; President and Chief Operating Officer,
                                                    Mercantile-Safe Deposit & Trust Co.; and
                                                    President, Mercantile Bankshares Corp.
--------------------------------------------------------------------------------------------------------------------------
  Jack M. Fields -- 1952           1997             Chief Executive Officer, Twenty First Century   Administaff
  Director                                          Group, Inc. (government affairs company) and
                                                    Texana Timber LP
--------------------------------------------------------------------------------------------------------------------------

(1) Mr. Graham is considered an interested person of the Company because he is a director of AMVESCAP PLC, parent of the advisor to the Company.

(2) Mr. Williamson is considered an interested person of the Company because he is an officer and a director of the advisor to, and a director of the principal underwriter of, the Company. Mr. Williamson became Executive Vice President of the Company on March 4, 2003.

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

As of January 1, 2003

The address of each director and officer of Short-Term Investments Co. is 11 Greenway Plaza, Suite 100, Houston, Texas 77046. Each director oversees 86 portfolios in the AIM Funds complex. Column two below includes length of time served with predecessor entities, if any.

NAME, YEAR OF BIRTH AND             DIRECTOR AND/
POSITION(S) HELD WITH THE           OR OFFICER       PRINCIPAL OCCUPATION(S)                         OTHER DIRECTORSHIP(S)
COMPANY                             SINCE            DURING PAST 5 YEARS                             HELD BY DIRECTOR
---------------------------------------------------------------------------------------------------------------------------

  Carl Frischling -- 1937           1993             Partner, law firm of Kramer Levin Naftalis      Cortland Trust, Inc.
  Director                                           and Frankel LLP                                 (registered investment
                                                                                                     company)
---------------------------------------------------------------------------------------------------------------------------
  Prema Mathai-Davis -- 1950        1998             Formerly: Chief Executive Officer, YWCA of      None
  Director                                           the USA
---------------------------------------------------------------------------------------------------------------------------
  Lewis F. Pennock -- 1942          1993             Partner, law firm of Pennock & Cooper           None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Ruth H. Quigley -- 1935           2001             Retired                                         None
  Director
---------------------------------------------------------------------------------------------------------------------------
  Louis S. Sklar -- 1939            1993             Executive Vice President, Development and       None
  Director                                           Operations Hines Interests Limited
                                                     Partnership (real estate development company)
---------------------------------------------------------------------------------------------------------------------------

  OTHER OFFICERS
---------------------------------------------------------------------------------------------------------------------------
  Kevin M. Carome(4) -- 1956        2003             Director, Senior Vice President, Secretary      N/A
  Senior Vice President                              and General Counsel, A I M Management Group
                                                     Inc. (financial services holding company) and
                                                     A I M Advisors, Inc.; Vice President, A I M
                                                     Capital Management, Inc., A I M Distributors,
                                                     Inc. and AIM Investment Services, Inc.(3);
                                                     and Director, Vice President and General
                                                     Counsel, Fund Management Company
                                                     Formerly: Senior Vice President and General
                                                     Counsel, Liberty Financial Companies, Inc.;
                                                     and Senior Vice President and General
                                                     Counsel, Liberty Funds Group, LLC
---------------------------------------------------------------------------------------------------------------------------
  Gary T. Crum(5) -- 1947           1993             Director, Chairman and Director of              N/A
  Senior Vice President                              Investments, A I M Capital Management, Inc.;
                                                     Director and Executive Vice President, A I M
                                                     Management Group Inc.; Director and Senior
                                                     Vice President, A I M Advisors, Inc.; and
                                                     Director, A I M Distributors, Inc. and
                                                     AMVESCAP PLC
                                                     Formerly: Chief Executive Officer and
                                                     President, A I M Capital Management Inc.
---------------------------------------------------------------------------------------------------------------------------
  Stuart W. Coco -- 1955            2002             Managing Director and Chief Research            N/A
  Vice President                                     Officer -- Fixed Income, A I M Capital
                                                     Management, Inc.; and Vice President, A I M
                                                     Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------
  Melville B. Cox -- 1943           1993             Vice President and Chief Compliance Officer,    N/A
  Vice President                                     A I M Advisors, Inc. and A I M Capital
                                                     Management, Inc.; and Vice President, AIM
                                                     Investment Services, Inc.(3)
---------------------------------------------------------------------------------------------------------------------------
  Karen Dunn Kelley -- 1960         1993             Managing Director and Chief Cash Management     N/A
  Vice President                                     Officer, A I M Capital Management, Inc.;
                                                     Director and President, Fund Management
                                                     Company; and Vice President, A I M Advisors,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Edgar M. Larsen(5) -- 1940        2002             Vice President, A I M Advisors, Inc., and       N/A
  Vice President                                     President, Chief Executive Officer and Chief
                                                     Investment Officer, A I M Capital Management,
                                                     Inc.
---------------------------------------------------------------------------------------------------------------------------
  Dana R. Sutton -- 1959            1993             Vice President and Fund Treasurer, A I M        N/A
  Vice President and Treasurer                       Advisors, Inc.
---------------------------------------------------------------------------------------------------------------------------

(3) Effective September 30, 2003, A I M Fund Services, Inc. became known as AIM Investment Services, Inc.

(4) Mr. Carome became Senior Vice President of the Company on May 13, 2003.

(5) Information is current as of January 10, 2003.

The Statement of Additional Information of the Company includes additional information about the Fund's Directors and is available upon request, without charge, by calling 1.800.347.4246.


OFFICE OF THE FUND              INVESTMENT ADVISOR              DISTRIBUTOR                     AUDITORS
11 Greenway Plaza               A I M Advisors, Inc.            Fund Management Company         Tait, Weller & Baker
Suite 100                       11 Greenway Plaza               11 Greenway Plaza               1818 Market Street
Houston, TX 77046               Suite 100                       Suite 100                       Suite 2400
                                Houston, TX 77046               Houston, TX 77046-1173          Philadelphia, PA 19103
COUNSEL TO THE FUND             COUNSEL TO THE TRUSTEES         TRANSFER AGENT                  CUSTODIAN
Ballard Spahr                   Kramer, Levin, Naftalis &       AIM Investment Services, Inc.   The Bank of New York
Andrews & Ingersoll, LLP        Frankel LLP                     P.O. Box 4739                   90 Washington Street,
1735 Market Street              919 Third Avenue                Houston, TX 77210-4739          11th Floor
Philadelphia, PA 19103          New York, NY 10022                                              New York, NY 10286

ITEM 2. CODE OF ETHICS

Pursuant to rules of the Securities and Exchange Commission adopted pursuant to
Section 406 of the Sarbanes-Oxley Act of 2002 that became effective on March 1, 2003, a registered management investment company must disclose, for each fiscal year ending on or after July 15, 2003, whether the investment company has adopted a code of ethics for its principal executive officer, principal financial officer, principal accounting officer or controller, or persons serving similar positions (collectively, "Senior Officers"), and if not why not.

Registrant is one of eighteen legal entities, consisting of 87 series portfolios, known as "The AIM Family of Funds--Registered Trademark--" (the "AIM Funds"). The AIM Funds have fiscal years that end at different times throughout the year.

At a meeting in person held on September 16-17, 2003, the Boards of Directors/Trustees of the AIM Funds adopted a uniform code of ethics for the Senior Officers of all of the AIM Funds, including Registrant, a copy of which is included in this filing under Item 10(a) (the "Code"). Most of the AIM Funds have fiscal years ending in October and December. For those Funds, the action taken by the Boards to adopt the Code occurred prior to the end of their current fiscal years. For Funds with fiscal years that ended July 31, 2003 or August 31, 2003, including Registrant, this action occurred subsequent to the end of their 2003 fiscal year-end.

The Senior Officers have represented to the Registrant that there would have been no waivers, including implied waivers, sought under the Code had it been in effect during Registrant's most recent fiscal year. As officers of the Registrant's investment advisor, which is a wholly owned subsidiary of AMVESCAP PLC, the Senior Officers are also subject to AMVESCAP's Code of Conduct. The AMVESCAP Code of Conduct requires the Senior Officers to adhere to the highest standards of honest and ethical conduct.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial expert is Prema Mathai-Davis. Ms. Mathai-Davis is "independent" within the meaning of that term used in Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) As of June 18, 2004, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act"), as amended. Based on that evaluation, the Registrant's officers, including the PEO and PFO, concluded that, as of June 18, 2004, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR/A is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report on Form N-CSR/A that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10. EXHIBITS.

10(a)(1) Code of Ethics.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3) Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Short-Term Investments Co.

By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investments Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:    /s/ ROBERT H. GRAHAM
       -------------------------------------------
       Robert H. Graham
       Principal Executive Officer

Date:  August 3, 2004


By:    /s/ SIDNEY M. DILGREN
       -------------------------------------------
       Sidney M. Dilgren
       Principal Financial Officer

Date:  August 3, 2004

                                 EXHIBIT INDEX

10(a)(1)  Code of Ethics.

10(a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

10(a)(3)  Not applicable.

10(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.